DIVERSIFIED INVESTMENT ADVISORS

THE DIVERSIFIED INVESTORS FUNDS GROUP

AND

THE DIVERSIFIED INVESTORS
STRATEGIC ALLOCATION FUNDS


2001 ANNUAL REPORT


Long Horizon Fund

Intermediate Long
Horizon Fund

Intermediate Horizon Fund

Short Intermediate
Horizon Fund

Short Horizon Fund

Stephens Intermediate
Bond Fund

Stock Index Fund

International Equity Fund

High Yield Bond Fund

Aggressive Equity Fund

Special Equity Fund

Mid-Cap Growth Fund

Mid-Cap Value Fund

Equity Growth Fund

Growth & Income Fund

Value & Income Fund

Balanced Fund

Core Bond Fund

Intermediate Government
Bond Fund

High Quality Bond Fund

Money Market Fund



[Diversified Investment Advisors Logo]

This report is not to be construed as an offering for sale of any shares of The Diversified Investors Funds Group or The Diversified Investors Strategic Allocation Funds, or as a solicitation of an offer to buy such shares unless preceded by or accompanied by a current prospectus which contains complete information about charges and expenses.

This is a combined annual report for The Diversified Investors Funds Group and The Diversified Investors Strategic Allocation Funds.

      THE DIVERSIFIED INVESTORS FUNDS GROUP AND STRATEGIC ALLOCATION FUNDS

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
DIVERSIFIED INVESTORS FUNDS GROUP:
Average Annual Total Returns................................     3
Statements of Assets and Liabilities........................    14
Statements of Operations....................................    16
Statements of Changes in Net Assets -- December 31, 2001....    18
Statements of Changes in Net Assets -- December 31, 2000....    20
Stephens Intermediate Bond Portfolio........................    22
Notes to Financial Statements...............................    23
Report of Independent Accountants...........................    45

DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS:
Economic Overview & Average Annual Total Returns............    46
Statements of Assets and Liabilities........................    51
Statements of Operations....................................    52
Statements of Changes in Net Assets -- December 31, 2001....    53
Statements of Changes in Net Assets -- December 31, 2000....    54
PORTFOLIO OF INVESTMENTS:
Short Horizon Strategic Allocation Fund.....................    55
Short Intermediate Horizon Strategic Allocation Fund........    56
Intermediate Horizon Strategic Allocation Fund..............    57
Intermediate Long Horizon Strategic Allocation Fund.........    58
Long Horizon Strategic Allocation Fund......................    59
Notes to Financial Statements...............................    60
Report of Independent Accountants...........................    69

DIVERSIFIED INVESTORS PORTFOLIOS:
Economic Overview...........................................    72
Statements of Assets and Liabilities........................    80
Statements of Operations....................................    82
Statements of Changes in Net Assets -- December 31, 2001....    84
Statements of Changes in Net Assets -- December 31, 2000....    86
PORTFOLIO OF INVESTMENTS:
Money Market Portfolio......................................    88
High Quality Bond Portfolio.................................    90
Intermediate Government Bond Portfolio......................    94
Core Bond Portfolio.........................................    97
Balanced Portfolio..........................................   105
Value & Income Portfolio....................................   117
Growth & Income Portfolio...................................   121
Equity Growth Portfolio.....................................   129
Mid-Cap Value Portfolio.....................................   133
Mid-Cap Growth Portfolio....................................   135
Special Equity Portfolio....................................   137
Aggressive Equity Portfolio.................................   147
High Yield Bond Portfolio...................................   149
International Equity Portfolio..............................   155
Notes to Financial Statements...............................   161
Report of Independent Accountants...........................   174
Master Investment Portfolio -- S&P 500 Index Master
  Portfolio Annual Report...................................   176

                               MONEY MARKET FUND

[LINE GRAPH]

                                                                                                   SALOMON BROS. 3-MONTH T-BILL
                                                                 MONEY MARKET FUND $14,470                INDEX $14,812
                                                                 -------------------------         ----------------------------
12/31/1994                                                                 10346                              10422
12/31/1995                                                                 10915                              11020
12/31/1996                                                                 11446                              11598
12/31/1997                                                                 12016                              12206
12/31/1998                                                                 12606                              12822
12/31/1999                                                                 13193                              13430
12/31/2000                                                                 13985                              14230
12/31/2001                                                                 14470                              14812

                         Average Annual Total Returns
                         Year to Date                                   3.47%
                         5 Year                                         4.80%
                         Inception to Date                              4.73%

                       MONEY MARKET FUND -- INSTITUTIONAL

[LINE GRAPH]

                                                             MONEY MARKET FUND - INSTITUTIONAL     SALOMON BROS. 3-MONTH T-BILL
                                                                          $12,032                         INDEX $12,136
                                                             ---------------------------------     ----------------------------
01/05/1998                                                                 10000                              10000
12/31/1998                                                                 10501                              10505
12/31/1999                                                                 10991                              11003
12/31/2000                                                                 11627                              11659
12/31/2001                                                                 12032                              12136

                         Average Annual Total Returns
                         Year to Date                                   3.49%
                         Inception to Date                              4.75%

                             HIGH QUALITY BOND FUND

[LINE GRAPH]

                                                                                                 MERRILL LYNCH 1-3 YEAR TREASURY
                                                               HIGH QUALITY BOND FUND $15,618             INDEX $15,954
                                                               ------------------------------    -------------------------------
07/01/1994                                                                 10000                              10000
12/31/1994                                                                 10067                               9952
12/31/1995                                                                 11260                              11047
12/31/1996                                                                 11768                              11597
12/31/1997                                                                 12369                              12369
12/31/1998                                                                 13121                              13235
12/31/1999                                                                 13466                              13640
12/31/2000                                                                 14512                              14731
12/31/2001                                                                 15618                              15954

                         Average Annual Total Returns
                         Year to Date                                   7.62%
                         5 Year                                         5.82%
                         Inception to Date                              6.12%

                       INTERMEDIATE GOVERNMENT BOND FUND

[LINE GRAPH]

                                                              INTERMEDIATE GOVERNMENT BOND     LEHMAN BROS. INT. GOV'T BOND INDEX
                                                                      FUND $13,741                          $14,656
                                                              ----------------------------     ----------------------------------
02/22/1996                                                               10000                                10000
12/31/1996                                                               10355                                10447
12/31/1997                                                               11067                                11224
12/31/1998                                                               11783                                12177
12/31/1999                                                               11900                                12237
12/31/2000                                                               12935                                13518
12/31/2001                                                               13741                                14656

                         Average Annual Total Returns
                         Year to Date                                   6.23%
                         5 Year                                         5.82%
                         Inception to Date                              5.57%

                                 CORE BOND FUND

[LINE GRAPH]

                                                                                                   LEHMAN BROS. GOV/CORP. BOND
                                                                   CORE BOND FUND $16,622                 INDEX $17,658
                                                                   ----------------------          ---------------------------
07/01/1994                                                                 10000                              10000
12/31/1994                                                                 10111                              10087
12/31/1995                                                                 12164                              12029
12/31/1996                                                                 12498                              12378
12/31/1997                                                                 13515                              13585
12/31/1998                                                                 14490                              14870
12/31/1999                                                                 14272                              14529
12/31/2000                                                                 15632                              16275
12/31/2001                                                                 16622                              17658

                         Average Annual Total Returns
                         Year to Date                                   6.33%
                         5 Year                                         5.87%
                         Inception to Date                              7.00%

                                 BALANCED FUND

[LINE GRAPH]

                                                                                          LEHMAN BROS.
                                           BALANCED FUND          S&P 500 INDEX       GOV/CORP. BOND INDEX        COMPOSITE
                                              $20,441                $29,624                $17,658           BENCHMARK* $24,595
                                           -------------          -------------       --------------------    ------------------
07/01/1994                                     10000                  10000                  10000                  10000
12/31/1994                                     10142                  10492                  10087                   9943
12/31/1995                                     13029                  14427                  12029                  12922
12/31/1996                                     15165                  17781                  12378                  14836
12/31/1997                                     17996                  23715                  13585                  18346
12/31/1998                                     20122                  30533                  14870                  22281
12/31/1999                                     22323                  36988                  14550                  25806
12/31/2000                                     21704                  33618                  16275                  25548
12/31/2001                                     20441                  29624                  17658                  24595

                         Average Annual Total Returns
                         Year to Date                                 (5.82)%
                         5 Year                                        6.15 %
                         Inception to Date                             9.99 %

* 60% S & P 500 Index, 40% Lehman Gov't/Corp. Bond Index. This composite index comes closest to matching the investment objectives of the Balanced Fund.

                              VALUE & INCOME FUND

[LINE GRAPH]

                                                   VALUE & INCOME FUND                                     RUSSELL 1000 VALUE
                                                         $26,489              S&P 500 INDEX $29,624              $28,794
                                                   -------------------        ---------------------        ------------------
07/01/1994                                                10000                       10000                       10000
12/31/1994                                                10024                       10492                       10092
12/31/1995                                                13494                       14427                       13963
12/31/1996                                                15910                       17781                       16985
12/31/1997                                                20573                       23715                       22961
12/31/1998                                                23140                       30533                       26550
12/31/1999                                                24922                       36988                       28501
12/31/2000                                                27158                       33618                       30499
12/31/2001                                                26489                       29624                       28794

                         Average Annual Total Returns
                         Year to Date                                 (2.46)%
                         5 Year                                       10.73 %
                         Inception to Date                            13.86 %

                      VALUE & INCOME FUND -- INSTITUTIONAL

[LINE GRAPH]

                                                  VALUE & INCOME FUND -                                    RUSSELL 1000 VALUE
                                                  INSTITUTIONAL $8,695        S&P 500 INDEX $8,044               $10,549
                                                  ---------------------       --------------------         ------------------
07/07/2000                                                10000                       10000                       10000
12/31/2000                                                 8928                        9128                       11174
12/31/2001                                                 8695                        8044                       10549

                         Average Annual Total Returns
                         Year to Date                                 (2.49)%
                         Inception to Date                            (8.92)%

                              GROWTH & INCOME FUND

[LINE GRAPH]

                                                                GROWTH & INCOME FUND $24,529          S&P 500 INDEX $29,624
                                                                ----------------------------          ---------------------
07/01/1994                                                                 10000                              10000
12/31/1994                                                                 10250                              10492
12/31/1995                                                                 13541                              14427
12/31/1996                                                                 16467                              17781
12/31/1997                                                                 22090                              23715
12/31/1998                                                                 29739                              30533
12/31/1999                                                                 38676                              36988
12/31/2000                                                                 31749                              33618
12/31/2001                                                                 24529                              29624

                         Average Annual Total Returns
                         Year to Date                                (22.74)%
                         5 Year                                        8.29 %
                         Inception to Date                            12.70 %

                               EQUITY GROWTH FUND

[LINE GRAPH]

                                                   EQUITY GROWTH FUND                                      RUSSELL 1000 GROWTH
                                                         $24,721              S&P 500 INDEX $29,624              $27,269
                                                   ------------------         ---------------------        -------------------
07/01/1994                                                10000                       10000                       10000
12/31/1994                                                11359                       10492                       10849
12/31/1995                                                13460                       14427                       14884
12/31/1996                                                15874                       17781                       18326
12/31/1997                                                20086                       23715                       23913
12/31/1998                                                27311                       30533                       33170
12/31/1999                                                37438                       36988                       44169
12/31/2000                                                31178                       33618                       34266
12/31/2001                                                24721                       29624                       27269

                         Average Annual Total Returns
                         Year to Date                                (20.71)%
                         5 Year                                        9.26 %
                         Inception to Date                            12.81 %

                      EQUITY GROWTH FUND -- INSTITUTIONAL

[LINE GRAPH]

                                                  EQUITY GROWTH FUND -                                     RUSSELL 1000 GROWTH
                                                  INSTITUTIONAL $12,437       S&P 500 INDEX $12,492              $11,403
                                                  ---------------------       ---------------------        -------------------
01/05/1998                                                10000                       10000                       10000
12/31/1998                                                13654                       12875                       13871
12/31/1999                                                18755                       15597                       18471
12/31/2000                                                15647                       14176                       14330
12/31/2001                                                12437                       12492                       11403

                         Average Annual Total Returns
                         Year to Date                                (20.53)%
                         Inception to Date                             5.62 %

                               MID-CAP VALUE FUND

[LINE GRAPH]

                                                                 MID-CAP VALUE FUND $10,880      RUSSELL MID-CAP VALUE (1) $9,949
                                                                 --------------------------      --------------------------------
08/15/2001                                                                 10000                              10000
12/31/2001                                                                 10880                               9949

                         Average Annual Total Returns
                         Year to Date                                   9.10%
                         Inception to Date                              9.10%

(1) This index is shown for the period from August 1, 2001 through December 31, 2001.

                              MID-CAP GROWTH FUND

[LINE GRAPH]

                                                                                                    RUSSELL MID-CAP GROWTH (2)
                                                                MID-CAP GROWTH FUND $10,292                  $10,606
                                                                ---------------------------         --------------------------
09/06/2001                                                                10000.00                           10000.00
12/31/2001                                                                10292.00                           10606.00

                         Average Annual Total Returns
                         Year to Date                                   3.33%
                         Inception to Date                              3.33%

(2) This index is shown for the period from September 1, 2001 through December 31, 2001.

                              SPECIAL EQUITY FUND

[LINE GRAPH]

                                                   SPECIAL EQUITY FUND
                                                         $24,841              S&P 500 INDEX $29,624       RUSSELL 2000 $22,567
                                                   -------------------        ---------------------       --------------------
07/01/1994                                              10000.00                    10000.00                    10000.00
12/31/1994                                              10857.00                    10492.00                    10494.00
12/31/1995                                              15363.00                    14427.00                    13479.00
12/31/1996                                              19321.00                    17781.00                    15703.00
12/31/1997                                              24302.00                    23715.00                    19214.00
12/31/1998                                              25076.00                    30533.00                    18724.00
12/31/1999                                              31411.00                    36988.00                    22705.00
12/31/2000                                              29934.00                    33618.00                    22019.00
12/31/2001                                              28841.00                    29624.00                    22567.00

                         Average Annual Total Returns
                         Year to Date                                 (3.65)%
                         5 Year                                        8.34 %
                         Inception to Date                            15.15 %

                      SPECIAL EQUITY FUND -- INSTITUTIONAL

[LINE GRAPH]

                                                  SPECIAL EQUITY FUND -
                                                  INSTITUTIONAL $12,051       S&P 500 INDEX $12,492       RUSSELL 2000 $11,745
                                                  ---------------------       ---------------------       --------------------
01/05/1998                                              10000.00                    10000.00                    10000.00
12/31/1998                                              10421.00                    12875.00                     9745.00
12/31/1999                                              13073.00                    15597.00                    11817.00
12/31/2000                                              12472.00                    14176.00                    11460.00
12/31/2001                                              12051.00                    12492.00                    11745.00

                         Average Annual Total Returns
                         Year to Date                                 (3.38)%
                         Inception to Date                             4.79 %

                             AGGRESSIVE EQUITY FUND

[LINE GRAPH]

                                                 AGGRESSIVE EQUITY FUND                                    RUSSELL 2000 GROWTH
                                                         $13,772              S&P 500 INDEX $18,704              $9,073
                                                 ----------------------       ---------------------        -------------------
06/11/1996                                              10000.00                    10000.00                    10000.00
12/31/1996                                               9459.00                    11516.00                     9295.00
12/31/1997                                              10043.00                    14973.00                    10498.00
12/31/1998                                              14235.00                    19278.00                    10627.00
12/31/1999                                              23347.00                    23353.00                    12886.00
12/31/2000                                              20113.00                    21226.00                     9996.00
12/31/2001                                              13772.00                    18074.00                     9073.00

                         Average Annual Total Returns
                         Year to Date                                (31.53)%
                         5 Year                                        7.80 %
                         Inception to Date                             5.93 %

                              HIGH YIELD BOND FUND

[LINE GRAPH]

                                                                                                 CREDIT SUISSE FIRST BOSTON HIGH
                                                                HIGH YIELD BOND FUND $12,470              YIELD $13,188
                                                                ----------------------------     -------------------------------
01/30/1996                                                                10000.00                           10000.00
12/31/1996                                                                10871.00                           11242.00
12/31/1997                                                                12207.00                           12662.00
12/31/1998                                                                12475.00                           12735.00
12/31/1999                                                                12480.00                           13153.00
12/31/2000                                                                11926.00                           12468.00
12/31/2001                                                                12470.00                           13188.00


                         Average Annual Total Returns
                         Year to Date                                   4.56%
                         5 Year                                         2.78%
                         Inception to Date                              3.80%

                     HIGH YIELD BOND FUND -- INSTITUTIONAL

[LINE GRAPH]

                                                                   HIGH YIELD BOND FUND -        CREDIT SUISSE FIRST BOSTON HIGH
                                                                   INSTITUTIONAL $10,224                  YIELD $10,416
                                                                   ----------------------        -------------------------------
01/05/1998                                                                10000.00                           10000.00
12/31/1998                                                                10214.00                           10058.00
12/31/1999                                                                10221.00                           10388.00
12/31/2000                                                                 9774.00                            9847.00
12/31/2001                                                                10224.00                           10416.00


                         Average Annual Total Returns
                         Year to Date                                   4.60%
                         Inception to Date                              0.56%

                           INTERNATIONAL EQUITY FUND

[LINE GRAPH]

                                                                                                  MSCI WORLD EX-US EQUITY INDEX
                                                             INTERNATIONAL EQUITY FUND $14,527               $11,500
                                                             ---------------------------------    -----------------------------
01/18/1996                                                               10000.00                            10000.00
12/31/1996                                                               11387.00                            10720.00
12/31/1997                                                               12268.00                            10994.00
12/31/1998                                                               13552.00                            13095.00
12/31/1999                                                               22189.00                            16797.00
12/31/2000                                                               17940.00                            14586.00
12/31/2001                                                               14527.00                            11500.00


                         Average Annual Total Returns
                         Year to Date                                (19.02)%
                         5 Year                                        4.99 %
                         Inception to Date                             6.47 %

                   INTERNATIONAL EQUITY FUND -- INSTITUTIONAL

[LINE GRAPH]

                                                                INTERNATIONAL EQUITY FUND -       MSCI WORLD EX-US EQUITY INDEX
                                                                   INSTITUTIONAL $11,888                     $10,460
                                                                ---------------------------       -----------------------------
01/05/1998                                                                10000.00                           10000.00
12/31/1998                                                                11027.00                           11911.00
12/31/1999                                                                18077.00                           15278.00
12/31/2000                                                                14646.00                           13268.00
12/31/2001                                                                11888.00                           10460.00


                         Average Annual Total Returns
                         Year to Date                                (18.89)%
                         Inception to Date                             4.41 %

                STEPHENS INTERMEDIATE BOND FUND -- INSTITUTIONAL

[LINE GRAPH]

                                                             STEPHENS INTERMEDIATE BOND FUND -    LEHMAN BROS INTERMEDIATE GOVT
                                                                   INSTITUTIONAL $12,813                   BOND $13,058
                                                             ---------------------------------    -----------------------------
01/05/1998                                                               10000.00                            10000.00
12/31/1998                                                               10622.00                            10849.00
12/31/1999                                                               10777.00                            10902.00
12/31/2000                                                               12039.00                            12044.00
12/31/2001                                                               12813.00                            13058.00


                         Average Annual Total Returns
                         Year to Date                                   6.43%
                         Inception to Date                              6.42%

                                STOCK INDEX FUND

[LINE GRAPH]

                                                                  STOCK INDEX FUND $9,108              S&P 500 INDEX $9,287
                                                                  -----------------------              --------------------
03/10/1999                                                                10000.00                           10000.00
12/31/1999                                                                11537.00                           11596.00
12/31/2000                                                                10409.00                           10540.00
12/31/2001                                                                 9108.00                            9287.00


                         Average Annual Total Returns
                         Year to Date                                (12.50)%
                         Inception to Date                            (3.27)%

The charts shown above represent the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Investors Fund Group for the period since inception through December 31, 2001.
All indices, except for Mid-Cap Value Fund and Mid-Cap Growth Fund, are shown for the period from the funds' inception through December 31, 2001.
Past performance is not indicative of future performance.

                       DIVERSIFIED INVESTORS FUNDS GROUP

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001

                                                                    INTERMEDIATE
                                         MONEY           HIGH        GOVERNMENT        CORE                        VALUE &
                                         MARKET      QUALITY BOND       BOND           BOND         BALANCED        INCOME
                                      ------------   ------------   ------------   ------------   ------------   ------------
ASSETS:
Securities at value (Cost
  $34,827,569)......................  $         --   $         --   $         --   $         --   $         --   $         --
Cash................................            --             --             --             --             --             --
Investment in Series Portfolio, at
  value.............................   313,202,926    110,005,047    103,799,609    272,529,052    182,212,027    542,524,463
Receivable for Fund shares sold.....    37,697,806        181,480        649,259        413,263        194,002      1,189,844
Interest receivable.................            --             --             --             --             --             --
Receivable for fee reimbursements...        82,807             --             --             --             --         94,306
                                      ------------   ------------   ------------   ------------   ------------   ------------
    Total assets....................   350,983,539    110,186,527    104,448,868    272,942,315    182,406,029    543,808,613
                                      ------------   ------------   ------------   ------------   ------------   ------------
LIABILITIES:
Due to Custodian....................            --          1,629          1,611          5,834          3,701             --
Payable for Fund shares
  repurchased.......................     1,224,563         55,046         78,064        297,505        192,633        283,204
Accrued expenses....................       117,334         43,779         44,235        138,307        100,992        150,366
Administration fees.................        82,959         27,014         25,861         67,289         46,234        135,548
Distribution fees...................        72,471         22,512         21,551         56,180         38,529        112,957
Shareholder servicing fees..........        13,916             --             --             --             --         19,203
Investment advisory fees............            --             --             --             --             --             --
                                      ------------   ------------   ------------   ------------   ------------   ------------
    Total liabilities...............     1,511,243        149,980        171,322        565,115        382,089        701,278
                                      ------------   ------------   ------------   ------------   ------------   ------------
    NET ASSETS......................  $349,472,296   $110,036,547   $104,277,546   $272,377,200   $182,023,940   $543,107,335
                                      ============   ============   ============   ============   ============   ============
NET ASSETS CONSIST OF:
  Paid-in capital...................  $349,504,097   $108,134,808   $102,745,327   $273,652,844   $208,246,470   $581,673,955
  Undistributed (accumulated) net
    investment income (loss)........            --             --             --         (3,176)          (821)        30,089
  Undistributed (accumulated) net
    realized gains (losses).........       (31,801)            --        (84,912)      (167,761)   (19,852,451)      (586,775)
  Net unrealized appreciation
    (depreciation) on translation of
    assets and liabilities in
    foreign currencies..............            --             --             --        (37,307)        10,931             --
  Net unrealized appreciation
    (depreciation) on securities and
    futures.........................            --      1,901,739      1,617,131     (1,067,400)    (6,380,189)   (38,009,934)
                                      ------------   ------------   ------------   ------------   ------------   ------------
    NET ASSETS......................  $349,472,296   $110,036,547   $104,277,546   $272,377,200   $182,023,940   $543,107,335
                                      ============   ============   ============   ============   ============   ============
NET ASSETS:
  Diversified Class of Shares.......  $332,303,410   $110,036,547   $104,277,546   $272,377,200   $182,023,940   $516,073,976
                                      ============   ============   ============   ============   ============   ============
  Stephens Institutional Class of
    Shares..........................  $ 17,168,886                                                               $ 27,033,359
                                      ============                                                               ============
OUTSTANDING SHARES OF CAPITAL STOCK
  OF $.00001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES OF
  BENEFICIAL INTEREST AUTHORIZED:
  Diversified Class of Shares.......    31,311,462      9,415,940      9,370,139     22,223,987     13,467,309     23,820,074
                                      ============   ============   ============   ============   ============   ============
  Stephens Institutional Class of
    Shares..........................     1,637,703                                                                  3,593,768
                                      ============                                                               ============
NET ASSET VALUE PER SHARE*:
  Diversified Class of Shares.......  $      10.61   $      11.69   $      11.13   $      12.26   $      13.52   $      21.67
                                      ============   ============   ============   ============   ============   ============
  Stephens Institutional Class of
    Shares..........................  $      10.48                                                               $       7.52
                                      ============                                                               ============

---------------
* Net asset value per share equals Net assets/Outstanding shares.

                       See notes to financial statements.

                                                                                                                         STEPHENS
       GROWTH &        EQUITY      MID-CAP     MID-CAP       SPECIAL       AGGRESSIVE    HIGH YIELD    INTERNATIONAL   INTERMEDIATE
        INCOME         GROWTH       VALUE       GROWTH        EQUITY         EQUITY         BOND          EQUITY           BOND
     ------------   ------------   --------   ----------   ------------   ------------   -----------   -------------   ------------
     $         --   $         --   $     --   $       --   $         --   $         --   $        --   $         --    $35,869,213
               --             --         --           --             --             --            --             --         21,943
      457,853,971    446,133,920    728,773    2,419,279    391,969,535    206,043,779    84,092,027    265,290,176             --
        1,004,543      1,464,125      1,964        1,316        629,891        525,822        78,367        416,916             --
               --             --         --           --             --             --            --             --        504,764
           21,447         39,030     40,103       42,529         34,580         41,392        74,085         75,875        104,927
     ------------   ------------   --------   ----------   ------------   ------------   -----------   ------------    -----------
      458,879,961    447,637,075    770,840    2,463,124    392,634,006    206,610,993    84,244,479    265,782,967     36,500,847
     ------------   ------------   --------   ----------   ------------   ------------   -----------   ------------    -----------
               --             --         --           --             --             --            --             --             --
          245,830        218,520         --           --     16,222,805        584,986        30,024     16,322,334        216,441
          162,237        178,572     29,369       35,797        160,374         60,412        69,682        111,788        148,538
          116,148        115,637        172          620         83,227         51,676        21,414         64,583         20,840
           96,790         94,665        144          514         79,358         43,063        66,986         54,189          7,683
               --         32,974         --           --         26,824             --         7,132         16,282         21,937
               --             --         --           --             --             --            --             --        104,101
     ------------   ------------   --------   ----------   ------------   ------------   -----------   ------------    -----------
          621,005        640,368     29,685       36,931     16,572,588        740,137       195,238     16,569,176        519,540
     ------------   ------------   --------   ----------   ------------   ------------   -----------   ------------    -----------
     $458,258,956   $446,996,707   $741,155   $2,426,193   $376,061,418   $205,870,856   $84,049,241   $249,213,791    $35,981,307
     ============   ============   ========   ==========   ============   ============   ===========   ============    ===========
     $606,636,365   $599,881,454   $660,288   $2,103,865   $387,697,093   $291,325,534   $97,248,283   $301,714,151    $34,283,439
               --             --         --           --             --             --            --       (502,225)            --
      (92,115,522)   (78,419,374)   (11,161)       2,687    (24,042,127)   (88,593,495)  (13,751,462)    (8,985,829)       656,224
               --             --         --           --             --             --            --      1,713,153             --
      (56,261,887)   (74,465,373)    92,028      319,641     12,406,452      3,138,817       552,420    (44,725,459)     1,041,644
     ------------   ------------   --------   ----------   ------------   ------------   -----------   ------------    -----------
     $458,258,956   $446,996,707   $741,155   $2,426,193   $376,061,418   $205,870,856   $84,049,241   $249,213,791    $35,981,307
     ============   ============   ========   ==========   ============   ============   ===========   ============    ===========
     $458,258,956   $428,765,397   $741,155   $2,426,193   $350,540,296   $205,870,856   $77,970,724   $240,568,211
     ============   ============   ========   ==========   ============   ============   ===========   ============
                    $ 18,231,310                           $ 25,521,122                  $ 6,078,517   $  8,645,580    $35,981,307
                    ============                           ============                  ===========   ============    ===========
       24,662,764     22,932,072     67,951      236,504     16,017,096     16,776,897     8,959,590     19,339,697
     ============   ============   ========   ==========   ============   ============   ===========   ============
                       1,900,541                              2,621,792                      820,472        833,715      3,383,780
                    ============                           ============                  ===========   ============    ===========
     $      18.58   $      18.70   $  10.91   $    10.26   $      21.89   $      12.27   $      8.70   $      12.44
     ============   ============   ========   ==========   ============   ============   ===========   ============
                    $       9.59                           $       9.73                  $      7.41   $      10.37    $     10.63
                    ============                           ============                  ===========   ============    ===========


        STOCK
        INDEX
     ------------
     $         --
               --
      164,273,988
          658,141
               --
           38,565
     ------------
      164,970,694
     ------------
               --
               --
           94,046
           50,214
           80,282
               --
               --
     ------------
          224,542
     ------------
     $164,746,152
     ============
     $210,030,181
               --
       (5,097,904)
               --
      (40,186,125)
     ------------
     $164,746,152
     ============
     $164,746,152
     ============
       18,435,046
     ============
     $       8.94
     ============

                       DIVERSIFIED INVESTORS FUNDS GROUP

                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                        INTERMEDIATE
                                              MONEY          HIGH        GOVERNMENT       CORE                        VALUE &
                                             MARKET      QUALITY BOND       BOND          BOND         BALANCED        INCOME
                                           -----------   ------------   ------------   -----------   ------------   ------------
NET INVESTMENT INCOME ALLOCATED FROM
  PORTFOLIOS:
  Dividend income........................  $        --    $       --     $       --    $        --   $  1,527,848   $ 11,400,180
  Interest income........................   11,896,067     5,543,902      5,027,870     13,417,989      4,444,290      1,053,134
  Income from loaned securities -- net...           --         2,133         17,646        103,437         39,074         53,386
  Expenses...............................     (787,460)     (346,415)      (343,824)      (899,833)      (883,372)    (2,330,793)
STEPHENS INTERMEDIATE BOND INTEREST
  INCOME.................................           --            --             --             --             --             --
                                           -----------    ----------     ----------    -----------   ------------   ------------
TOTAL INCOME.............................   11,108,607     5,199,620      4,701,692     12,621,593      5,127,840     10,175,907
                                           -----------    ----------     ----------    -----------   ------------   ------------
EXPENSES:
  Administration fees....................      870,834       271,514        269,053        712,780        545,699      1,469,231
  Distribution fees......................      725,695       226,261        224,211        593,983        454,749      1,224,360
  Professional fees......................       34,492        16,593         16,211         49,945         42,067         52,389
  Trustees fees..........................        2,735            66             66          2,238          1,336          6,273
  Insurance fees.........................          109            37             37             37             37             36
  Fund accounting fees...................       20,607        11,384         10,898         12,124          9,091         18,663
  Dues and subscriptions.................        5,331         1,501          1,649          4,807          5,360         19,184
  Reports to shareholders................       35,517         5,417          3,576         40,340         14,230         50,547
  Registration fees......................      100,060        24,684         21,553         46,399         23,681        121,311
  Custody fees...........................           --            --             --             --             --             --
  Investment advisory fees...............           --            --             --             --             --             --
  Shareholder servicing fees (Note 3)
    Stephens Premium Class of Shares.....          296            --             --             --             --         17,158
    Stephens Institutional Class of
      Shares.............................       47,643            --             --             --             --         80,144
                                           -----------    ----------     ----------    -----------   ------------   ------------
Total expenses before reimbursements.....    1,843,319       557,457        547,254      1,462,653      1,096,250      3,059,296
Fees reimbursed..........................     (307,347)           --             --             --             --       (466,599)
                                           -----------    ----------     ----------    -----------   ------------   ------------
Net expenses.............................    1,535,972       557,457        547,254      1,462,653      1,096,250      2,592,697
                                           -----------    ----------     ----------    -----------   ------------   ------------
Net investment income (loss).............    9,572,635     4,642,163      4,154,438     11,158,940      4,031,590      7,583,210
                                           -----------    ----------     ----------    -----------   ------------   ------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
  SECURITIES, FUTURES, AND FOREIGN
  CURRENCIES (NOTE 2):
  Net realized gains (losses) on
    securities...........................       14,729       492,125        303,415      8,580,420    (18,085,211)     8,021,161
  Net realized gains (losses) on
    futures..............................           --            --             --             --        358,486             --
  Net realized gains (losses) on foreign
    currency transactions................           --            --             --         96,804         41,978             --
  Net change in unrealized appreciation
    (depreciation) on securities.........           --     1,164,350        627,563     (5,828,461)     2,505,650    (27,299,328)
  Net change in unrealized appreciation
    on futures...........................           --            --             --             --         28,945             --
  Net change in unrealized appreciation
    (depreciation) on translation of
    assets and liabilities in foreign
    currencies...........................           --            --             --         36,288         16,657             --
                                           -----------    ----------     ----------    -----------   ------------   ------------
  Net realized and unrealized gains
    (losses) on securities, futures, and
    foreign currencies...................       14,729     1,656,475        930,978      2,885,051    (15,133,495)   (19,278,167)
                                           -----------    ----------     ----------    -----------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..............  $ 9,587,364    $6,298,638     $5,085,416    $14,043,991   $(11,101,905)  $(11,694,957)
                                           ===========    ==========     ==========    ===========   ============   ============

---------------
(1) Commencement of Operations, August 15, 2001.
(2) Commencement of Operations, September 6, 2001.

                       See notes to financial statements.

                                                                                                                       STEPHENS
      GROWTH &         EQUITY      MID-CAP     MID-CAP      SPECIAL      AGGRESSIVE    HIGH YIELD    INTERNATIONAL   INTERMEDIATE
       INCOME          GROWTH      VALUE(1)   GROWTH(2)     EQUITY         EQUITY         BOND          EQUITY           BOND
    -------------   ------------   --------   ---------   -----------   ------------   -----------   -------------   ------------
    $   4,695,975   $  2,639,457   $  2,054   $  1,604    $ 2,166,752   $    316,448   $    41,580   $  3,236,561     $       --
          396,628        441,030        230        697        535,938        141,876     7,495,186        513,731             --
           51,221         46,222         --         --        179,900         96,513            --        169,808             --
       (2,830,268)    (2,770,982)    (2,762)   (13,762)    (2,939,764)    (2,006,876)     (443,371)    (2,233,713)            --
               --             --         --         --             --             --            --             --      2,355,279
    -------------   ------------   --------   --------    -----------   ------------   -----------   ------------     ----------
        2,313,556        355,727       (478)   (11,461)       (57,174)    (1,452,039)    7,093,395      1,686,387      2,355,279
    -------------   ------------   --------   --------    -----------   ------------   -----------   ------------     ----------
        1,347,182      1,283,739        509        959      1,063,328        603,422       225,632        760,713        103,150
        1,122,651      1,069,783        376      1,382        886,106        502,851       188,027        633,928         85,959
           43,028         71,482     20,748     20,749         76,412         32,079        19,442         44,343         36,033
            5,211          8,778          1          4          3,532          2,087           194          2,595             79
               37            109         --         --            109             36           109            109             72
           11,381         23,435      3,422      3,422         33,788         10,504        32,595         22,021             --
           17,419         14,779      1,082      1,081          9,311          5,266         1,763          7,654          6,007
           40,346         47,525         47        183         32,517         23,823         5,536         33,204         12,293
           39,215         81,011     39,137     39,137         70,084         53,815        37,044         69,839         67,136
               --             --         --         --             --             --            --             --         34,383
               --             --         --         --             --             --            --             --        102,637
               --         14,791         --         --         17,924             --         1,056          6,337             --
               --         62,074         --         --         72,437             --        19,950         33,831        122,112
    -------------   ------------   --------   --------    -----------   ------------   -----------   ------------     ----------
        2,626,470      2,677,506     65,322     66,917      2,265,548      1,233,883       531,348      1,614,574        569,861
         (294,239)      (169,037)   (65,760)   (72,744)      (174,089)      (223,622)     (145,640)      (311,425)      (293,614)
    -------------   ------------   --------   --------    -----------   ------------   -----------   ------------     ----------
        2,332,231      2,508,469       (438)    (5,827)     2,091,459      1,010,261       385,708      1,303,149        276,247
    -------------   ------------   --------   --------    -----------   ------------   -----------   ------------     ----------
          (18,675)    (2,152,742)       (40)    (5,634)    (2,148,633)    (2,462,300)    6,707,687        383,238      2,079,032
    -------------   ------------   --------   --------    -----------   ------------   -----------   ------------     ----------
      (70,403,934)   (65,104,461)   (16,559)   (43,923)    (2,356,231)   (42,991,936)   (7,333,148)    (7,376,038)       964,654
               --             --         --         --     (1,091,997)            --            --             --             --
               --           (219)        --         --             --             --            --      2,462,863             --
      (47,115,413)   (31,924,299)    92,028    319,641     (3,940,699)   (30,390,438)    3,966,808    (39,681,943)      (971,680)
               --             --         --         --         93,177             --            --             --             --
               --             --         --         --             --             --            --       (495,858)            --
    -------------   ------------   --------   --------    -----------   ------------   -----------   ------------     ----------
     (117,519,347)   (97,028,979)    75,469    275,718     (7,295,750)   (73,382,374)   (3,366,340)   (45,090,976)        (7,026)
    -------------   ------------   --------   --------    -----------   ------------   -----------   ------------     ----------
    $(117,538,022)  $(99,181,721)  $ 75,429   $270,084    $(9,444,383)  $(75,844,674)  $ 3,341,347   $(44,707,738)    $2,072,006
    =============   ============   ========   ========    ===========   ============   ===========   ============     ==========


        STOCK
        INDEX
     ------------
     $  2,091,804
           82,118
           13,693
          (92,424)
               --
     ------------
        2,095,191
     ------------
          562,483
          401,773
           15,555
            1,878
               37
            4,995
            2,280
            4,200
           63,606
               --
               --
               --
               --
     ------------
        1,056,807
         (105,491)
     ------------
          951,316
     ------------
        1,143,875
     ------------
       (8,700,041)
               --
               --
      (13,666,157)
               --
               --
     ------------
      (22,366,198)
     ------------
     $(21,222,323)
     ============

                       DIVERSIFIED INVESTORS FUNDS GROUP

                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                       INTERMEDIATE
                                           MONEY            HIGH        GOVERNMENT        CORE                         VALUE &
                                          MARKET        QUALITY BOND       BOND           BOND         BALANCED        INCOME
                                      ---------------   ------------   ------------   ------------   ------------   -------------
FROM OPERATIONS:
Net investment income (loss)........  $     9,572,635   $  4,642,163   $  4,154,438   $ 11,158,940   $  4,031,590   $   7,583,210
Net realized gains (losses) on
  securities........................           14,729        492,125        303,415      8,580,420    (18,085,211)      8,021,161
Net realized gains (losses) on
  futures...........................               --             --             --             --        358,486              --
Net realized gains (losses) on
  foreign currency transactions.....               --             --             --         96,804         41,978              --
Net change in unrealized
  appreciation (depreciation) on
  securities........................               --      1,164,350        627,563     (5,828,461)     2,505,650     (27,299,328)
Net change in unrealized
  appreciation on futures...........               --             --             --             --         28,945              --
Net change in unrealized
  appreciation (depreciation) on
  translation of assets and
  liabilities in foreign
  currencies........................               --             --             --         36,288         16,657              --
                                      ---------------   ------------   ------------   ------------   ------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations........................        9,587,364      6,298,638      5,085,416     14,043,991    (11,101,905)    (11,694,957)
                                      ---------------   ------------   ------------   ------------   ------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM (NOTE 8):
Net investment income...............       (9,622,872)    (4,645,798)    (4,158,139)   (11,310,898)    (4,093,091)     (7,530,686)
Net realized gains from investment
  transactions......................               --       (274,478)      (215,227)    (4,664,342)    (1,167,971)     (3,272,632)
Tax return of capital...............          (31,587)       (40,368)       (37,721)      (217,885)       (78,677)             --
                                      ---------------   ------------   ------------   ------------   ------------   -------------
Total dividends and distributions...       (9,654,459)    (4,960,644)    (4,411,087)   (16,193,125)    (5,339,739)    (10,803,318)
                                      ---------------   ------------   ------------   ------------   ------------   -------------
CAPITAL SHARE TRANSACTIONS (NOTE 5):
DIVERSIFIED CLASS OF SHARES:
Issued during period................    3,112,753,133     57,731,538     59,695,374    128,410,634     73,171,671     449,484,472
Issued on reinvestment of dividends
  and distributions.................        9,247,340      4,960,644      4,411,087     16,193,125      5,339,739       9,423,026
Redeemed during period..............   (3,011,806,136)   (20,989,924)   (26,365,616)   (59,141,022)   (42,164,221)   (324,948,128)
                                      ---------------   ------------   ------------   ------------   ------------   -------------
Net increase Diversified Class of
  Shares............................      110,194,337     41,702,258     37,740,845     85,462,737     36,347,189     133,959,370
                                      ---------------   ------------   ------------   ------------   ------------   -------------
STEPHENS PREMIUM CLASS OF SHARES:
Issued during period................           26,036                                                                     399,919
Issued on reinvestment of dividends
  and distributions.................            1,567                                                                     107,099
Redeemed during period..............         (147,727)                                                                 (4,149,464)
                                      ---------------                                                               -------------
Net decrease Stephens Premium Class
  of Shares.........................         (120,124)                                                                 (3,642,446)
                                      ---------------                                                               -------------
STEPHENS INSTITUTIONAL CLASS OF
  SHARES:
Issued during period................       11,002,755                                                                   8,649,766
Issued on reinvestment of dividends
  and distributions.................          405,552                                                                   1,273,193
Redeemed during period..............       (9,395,069)                                                                 (2,956,631)
                                      ---------------                                                               -------------
Net increase (decrease) Stephens
  Institutional Class of Shares.....        2,013,238                                                                   6,966,328
                                      ---------------                                                               -------------
Increase (decrease) in net assets
  from net fund share
  transactions......................      112,087,451     41,702,258     37,740,845     85,462,737     36,347,189     137,283,252
                                      ---------------   ------------   ------------   ------------   ------------   -------------
Total increase (decrease) in net
  assets............................      112,020,356     43,040,252     38,415,174     83,313,603     19,905,545     114,784,977
NET ASSETS:
Beginning of period.................      237,451,940     66,996,295     65,862,372    189,063,597    162,118,395     428,322,358
                                      ---------------   ------------   ------------   ------------   ------------   -------------
End of period.......................  $   349,472,296   $110,036,547   $104,277,546   $272,377,200   $182,023,940   $ 543,107,335
                                      ===============   ============   ============   ============   ============   =============
Undistributed (accumulated) net
  investment income (loss)..........  $            --   $         --   $         --   $     (3,176)  $       (821)  $      30,089
                                      ===============   ============   ============   ============   ============   =============

---------------
(1) Commencement of Operations, August 15, 2001.
(2) Commencement of Operations, September 6, 2001.

                       See notes to financial statements.


       GROWTH &         EQUITY       MID-CAP     MID-CAP        SPECIAL       AGGRESSIVE      HIGH YIELD     INTERNATIONAL
        INCOME          GROWTH       VALUE(1)   GROWTH(2)       EQUITY          EQUITY           BOND           EQUITY
     -------------   -------------   --------   ----------   -------------   -------------   ------------   ---------------
     $     (18,675)  $  (2,152,742)  $    (40)  $   (5,634)  $  (2,148,633)  $  (2,462,300)  $  6,707,687   $       383,238
       (70,403,934)    (65,104,461)   (16,559)     (43,923)     (2,356,231)    (42,991,936)    (7,333,148)       (7,376,038)
     --...........              --         --           --      (1,091,997)             --             --                --
     --...........            (219)        --           --              --              --             --         2,462,863
                  )
       (47,115,413     (31,924,299)    92,028      319,641      (3,940,699)    (30,390,438)     3,966,808       (39,681,943)
     --...........              --         --           --          93,177              --             --                --
     --...........              --         --           --              --              --             --          (495,858)
     -------------   -------------   --------   ----------   -------------   -------------   ------------   ---------------
                  )
      (117,538,022     (99,181,721)    75,429      270,084      (9,444,383)    (75,844,674)     3,341,347       (44,707,738)
     -------------   -------------   --------   ----------   -------------   -------------   ------------   ---------------
     --...........              --         --           --              --              --     (6,707,689)       (1,526,474)
     --...........     (10,553,817)        --      (16,340)             --              --             --        (2,460,871)
     --...........            (291)        --           --              --              --       (288,181)               --
     -------------   -------------   --------   ----------   -------------   -------------   ------------   ---------------
     --...........     (10,554,108)        --      (16,340)             --              --     (6,995,870)       (3,987,345)
     -------------   -------------   --------   ----------   -------------   -------------   ------------   ---------------
     416,575,678..     267,932,846    709,497    2,438,201     897,665,046     262,911,764     47,907,055     1,328,198,173
     --...........       9,729,065         --       16,340              --              --      6,383,823         3,824,061
      (311,767,607)   (156,057,530)   (43,771)    (282,092)   (842,000,563)   (199,205,491)   (31,650,574)   (1,274,273,521)
     -------------   -------------   --------   ----------   -------------   -------------   ------------   ---------------
     104,808,071..     121,604,381    665,726    2,172,449      55,664,483      63,706,273     22,640,304        57,748,713
     -------------   -------------   --------   ----------   -------------   -------------   ------------   ---------------
                           486,107                                 367,590                         74,301           223,065
                           104,826                                      --                         17,481             6,036
                        (3,659,961)                             (4,096,595)                      (427,634)       (1,971,990)
                     -------------                           -------------                   ------------   ---------------
                        (3,069,028)                             (3,729,005)                      (335,852)       (1,742,889)
                     -------------                           -------------                   ------------   ---------------
                         9,524,950                               9,259,613                      2,103,033         2,965,464
                           720,217                                      --                        594,566           157,247
                        (7,131,165)                             (1,636,952)                      (858,356)       (4,807,488)
                     -------------                           -------------                   ------------   ---------------
                         3,114,002                               7,622,661                      1,839,243        (1,684,777)
                     -------------                           -------------                   ------------   ---------------
     104,808,071..     121,649,355    665,726    2,172,449      59,558,139      63,706,273     24,143,695        54,321,047
     -------------   -------------   --------   ----------   -------------   -------------   ------------   ---------------
       (12,729,951)     11,913,526    741,155    2,426,193      50,113,756     (12,138,401)    20,489,172         5,625,964
     470,988,907..     435,083,181         --           --     325,947,662     218,009,257     63,560,069       243,587,827
     -------------   -------------   --------   ----------   -------------   -------------   ------------   ---------------
     $458,258,956..  $ 446,996,707   $741,155   $2,426,193   $ 376,061,418   $ 205,870,856   $ 84,049,241   $   249,213,791
     =============   =============   ========   ==========   =============   =============   ============   ===============
     $          --   $          --   $     --   $       --   $          --   $          --   $         --   $      (502,225)
     =============   =============   ========   ==========   =============   =============   ============   ===============

       STEPHENS
     INTERMEDIATE      STOCK
         BOND          INDEX
     ------------   ------------
     $  2,079,032   $  1,143,875
          964,654     (8,700,041)
               --             --
               --             --
         (971,680)   (13,666,157)
               --             --
               --             --
     ------------   ------------
        2,072,006    (21,222,323)
     ------------   ------------
       (2,079,032)    (1,147,555)
          (69,746)      (282,248)
               --         (6,193)
     ------------   ------------
       (2,148,778)    (1,435,996)
     ------------   ------------
                      94,553,578
                       1,435,996
                     (19,466,763)
                    ------------
                      76,522,811
                    ------------
        2,328,940
           45,700
       (9,958,943)
     ------------
       (7,584,303)
     ------------
        9,074,778
        2,103,078
         (754,296)
     ------------
       10,423,560
     ------------
        2,839,257     76,522,811
     ------------   ------------
        2,762,485     53,864,492
       33,218,822    110,881,660
     ------------   ------------
     $ 35,981,307   $164,746,152
     ============   ============
     $         --   $         --
     ============   ============

                       DIVERSIFIED INVESTORS FUNDS GROUP

                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                       INTERMEDIATE
                                           MONEY            HIGH        GOVERNMENT        CORE                         VALUE &
                                          MARKET        QUALITY BOND       BOND           BOND         BALANCED       INCOME(1)
                                      ---------------   ------------   ------------   ------------   ------------   -------------
FROM OPERATIONS:
Net investment income (loss)........  $     9,514,687   $  2,759,089   $  2,690,269   $  8,480,183   $  3,622,467   $   5,187,457
Net realized gains (losses) on
  securities and futures............          (23,607)      (195,592)      (295,458)    (1,466,697)     6,235,063      47,439,969
Net realized gains (losses) on
  foreign currency transactions.....               --             --             --        468,556        274,507              --
Net change in unrealized
  appreciation (depreciation) on
  securities and futures............               --      1,361,484      2,252,941      7,360,583    (14,507,613)     (9,871,245)
Net change in unrealized
  appreciation (depreciation) on
  translation of assets and
  liabilities in foreign
  currencies........................               --             --             --        (73,658)       (14,814)             --
                                      ---------------   ------------   ------------   ------------   ------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations........................        9,491,080      3,924,981      4,647,752     14,768,967     (4,390,390)     42,756,181
                                      ---------------   ------------   ------------   ------------   ------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM (NOTE 7):
Net investment income...............       (9,482,101)    (2,755,213)    (2,686,575)    (8,498,621)    (3,636,564)     (5,113,499)
In excess of net investment
  income............................               --             --             --        (85,706)        (1,222)             --
Net realized gains from investment
  transactions......................               --             --             --             --     (6,890,297)    (12,317,742)
In excess of net realized gains.....               --             --             --             --       (574,550)             --
Tax return of capital...............               --             --         (2,469)      (334,037)            --              --
                                      ---------------   ------------   ------------   ------------   ------------   -------------
Total dividends and distributions...       (9,482,101)    (2,755,213)    (2,689,044)    (8,918,364)   (11,102,633)    (17,431,241)
                                      ---------------   ------------   ------------   ------------   ------------   -------------
CAPITAL SHARE TRANSACTIONS (NOTE 5):
DIVERSIFIED CLASS OF SHARES:
Issued during year..................    3,043,228,782     44,692,029     45,937,161    117,945,774     52,510,993     455,450,406
Issued on reinvestment of dividends
  and distributions.................        9,009,021      2,755,213      2,689,044      8,918,364     11,102,633      15,217,212
Redeemed during year................   (2,929,555,128)   (18,054,149)   (25,089,367)   (56,172,797)   (29,016,374)   (295,746,718)
                                      ---------------   ------------   ------------   ------------   ------------   -------------
Net increase Diversified Class of
  Shares............................      122,682,675     29,393,093     23,536,838     70,691,341     34,597,252     174,920,900
                                      ---------------   ------------   ------------   ------------   ------------   -------------
STEPHENS PREMIUM CLASS OF SHARES:
Issued during year..................          373,957                                                                   6,803,272
Issued on reinvestment of dividends
  and distributions.................           12,994                                                                     341,305
Redeemed during year................         (408,210)                                                                 (3,467,916)
                                      ---------------                                                               -------------
Net increase (decrease) Stephens
  Premium Class of Shares...........          (21,259)                                                                  3,676,661
                                      ---------------                                                               -------------
STEPHENS INSTITUTIONAL CLASS OF
  SHARES:
Issued during year..................       15,317,765                                                                  21,286,743
Issued on reinvestment of dividends
  and distributions.................          460,086                                                                   1,872,724
Redeemed during year................       (5,177,803)                                                                 (2,242,482)
                                      ---------------                                                               -------------
Net increase Stephens Institutional
  Class of Shares...................       10,600,048                                                                  20,916,985
                                      ---------------                                                               -------------
Increase in net assets from net fund
  share transactions................      133,261,464     29,393,093     23,536,838     70,691,341     34,597,252     199,514,546
                                      ---------------   ------------   ------------   ------------   ------------   -------------
Total increase in net assets........      133,270,443     30,562,861     25,495,546     76,541,944     19,104,229     224,839,486
NET ASSETS:
Beginning of year...................      104,181,497     36,433,434     40,366,826    112,521,653    143,014,166     203,482,872
                                      ---------------   ------------   ------------   ------------   ------------   -------------
End of year.........................  $   237,451,940   $ 66,996,295   $ 65,862,372   $189,063,597   $162,118,395   $ 428,322,358
                                      ===============   ============   ============   ============   ============   =============
Undistributed (accumulated) net
  investment income (loss)..........  $        50,237   $      3,856   $         --   $     38,528   $     13,763   $          --
                                      ===============   ============   ============   ============   ============   =============

---------------

(1) Formerly the Equity Income Fund.

                       See notes to financial statements.

                                                                                                       STEPHENS
      GROWTH &         EQUITY          SPECIAL       AGGRESSIVE      HIGH YIELD     INTERNATIONAL    INTERMEDIATE      STOCK
       INCOME          GROWTH          EQUITY          EQUITY           BOND           EQUITY            BOND          INDEX
    -------------   -------------   -------------   -------------   ------------   ---------------   ------------   ------------
    $  (2,227,735)  $  (2,273,003)  $  (1,391,730)  $  (2,258,766)  $  4,593,892   $       506,058   $  1,515,418   $    483,548
    7,351,795....      53,131,042      (7,399,483)    (37,390,976)    (5,536,631)       20,748,300       (172,852)    16,938,153
    --...........              --              --              --             --        (1,429,284)            --             --
                 )
     (102,442,651    (132,458,373)     (9,307,859)     (3,832,207)    (1,529,986)      (66,029,792)     2,348,825    (28,115,335)
    --...........              --              --              --             --         2,809,149             --             --
    -------------   -------------   -------------   -------------   ------------   ---------------   ------------   ------------
                 )
      (97,318,591     (81,600,334)    (18,099,072)    (43,481,949)    (2,472,725)      (43,395,569)     3,691,391    (10,693,634)
    -------------   -------------   -------------   -------------   ------------   ---------------   ------------   ------------
    --...........              --              --              --     (4,612,746)         (354,517)    (1,515,418)      (486,705)
    --...........              --              --              --        (40,328)         (666,760)            --             --
                 )
       (7,068,150     (25,538,641)       (990,637)             --             --       (15,186,966)            --        (58,292)
    --...........              --      (8,441,660)     (1,886,475)            --                --             --             --
             (628)             --          (1,575)         (1,830)            --                --            (33)            --
    -------------   -------------   -------------   -------------   ------------   ---------------   ------------   ------------
       (7,068,778)    (25,538,641)     (9,433,872)     (1,888,305)    (4,653,074)      (16,208,243)    (1,515,451)      (544,997)
    -------------   -------------   -------------   -------------   ------------   ---------------   ------------   ------------
    372,360,020..     311,841,623     936,310,873     384,834,454     66,242,736     1,347,313,957                   101,736,748
    7,068,778....      22,985,380       8,043,397       1,888,305      4,245,768        15,153,946                       544,997
     (263,850,054)   (177,194,336)   (840,413,917)   (241,839,591)   (43,667,775)   (1,253,318,083)                   (5,936,351)
    -------------   -------------   -------------   -------------   ------------   ---------------                  ------------
    115,578,744..     157,632,667     103,940,353     144,883,168     26,820,729       109,149,820                    96,345,394
    -------------   -------------   -------------   -------------   ------------   ---------------                  ------------
                        2,820,412       1,381,614                        283,156           408,266        656,905
                          432,513         262,709                         38,114           150,395         90,478
                       (1,933,960)     (1,324,656)                      (222,837)       (1,437,387)    (3,674,640)
                    -------------   -------------                   ------------   ---------------   ------------
                        1,318,965         319,667                         98,433          (878,726)    (2,927,257)
                    -------------   -------------                   ------------   ---------------   ------------
                       13,608,129       9,631,831                      2,223,690         6,809,300     20,025,513
                        2,120,748       1,127,766                        369,191           903,902      1,424,973
                       (3,447,451)     (2,301,942)                      (729,051)       (4,226,453)   (12,305,314)
                    -------------   -------------                   ------------   ---------------   ------------
                       12,281,426       8,457,655                      1,863,830         3,486,749      9,145,172
                    -------------   -------------                   ------------   ---------------   ------------
    115,578,744..     171,233,058     112,717,675     144,883,168     28,782,992       111,757,843      6,217,915     96,345,394
    -------------   -------------   -------------   -------------   ------------   ---------------   ------------   ------------
    11,191,375...      64,094,083      85,184,731      99,512,914     21,657,193        52,154,031      8,393,855     85,106,763
    459,797,532..     370,989,098     240,762,931     118,496,343     41,902,876       191,433,796     24,824,967     25,774,897
    -------------   -------------   -------------   -------------   ------------   ---------------   ------------   ------------
    $470,988,907..  $ 435,083,181   $ 325,947,662   $ 218,009,257   $ 63,560,069   $   243,587,827   $ 33,218,822   $110,881,660
    =============   =============   =============   =============   ============   ===============   ============   ============
    $          --   $          --   $          --   $          --   $         --   $    (1,989,627)  $         --   $         --
    =============   =============   =============   =============   ============   ===============   ============   ============

                           STEPHENS INTERMEDIATE BOND

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2001

PRINCIPAL                                                                     VALUE
---------                                                                  -----------
             US TREASURY NOTES -- 74.32%
$  860,000   4.625%, 05/15/06............................................  $   871,993
 7,820,000   6.25%, 02/15/07.............................................    8,449,267
 6,210,000   5.625%, 05/15/08............................................    6,509,341
 6,820,000   5.50%, 05/15/09.............................................    7,067,491
 3,855,000   5.00%, 02/15/11.............................................    3,843,254
                                                                           -----------
             TOTAL US TREASURY NOTES (Cost $25,026,520)..................   26,741,346
                                                                           -----------
             US TREASURY INFLATION INDEX -- 25.37%
 9,159,357   3.50%, 01/15/11 (Cost $9,801,049)...........................    9,127,867
                                                                           -----------
             Total Investments -- 99.69% (Cost $34,827,569)..............   35,869,213
             Other assets less liabilities -- 0.31%......................      112,094
                                                                           -----------
             NET ASSETS -- 100.00%.......................................  $35,981,307
                                                                           ===========

             The aggregate cost of securities for federal income tax
               purposes at December 31, 2001, is $34,827,569.
             The following amount is based on cost for federal income tax purposes:

             Gross unrealized appreciation...............................  $ 1,752,362
             Gross unrealized depreciation...............................     (710,718)
                                                                           -----------
             Net unrealized appreciation.................................  $ 1,041,644
                                                                           ===========

                       See notes to financial statements.

                       DIVERSIFIED INVESTORS FUNDS GROUP

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     The Diversified Investors Funds Group (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust is composed of twenty-one different series that are, in effect, separate investment funds. Fifteen of the series are as follows: the Money Market Fund, the High Quality Bond Fund, the Intermediate Government Bond Fund, the Core Bond Fund, the Balanced Fund, the Value & Income Fund, the Growth & Income Fund, the Equity Growth Fund, the Mid-Cap Value Fund, the Mid-Cap Growth Fund, the Special Equity Fund, the Aggressive Equity Fund, the High Yield Bond Fund, the International Equity Fund and the Stock Index Fund, (collectively, the "Funds"). The Trust established and designated each of the Funds as separate series on April 23, 1993, with the exception of the Intermediate Government Bond Fund, the High Yield Bond Fund and the International Equity Fund which were established on October 2, 1995, the Value & Income Fund and the Aggressive Equity Fund which were established on May 1, 1996, the Stock Index Fund which was established on March 10, 1999, the Mid-Cap Value Fund which was established on August 15, 2001 and the Mid-Cap Growth Fund which was established on September 6, 2001. Each Fund, with the exception of the Stock Index Fund, seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of Diversified Investors Portfolios (the "Series Portfolio"). The Stock Index Fund seeks to achieve its investment objective by investing all of its investable assets in the Master Investment Portfolio -- S&P 500 Index Master Portfolio (the "Master Investment Portfolio"). The Series Portfolio and the Master Investment Portfolio are open-end management investment companies registered under the 1940 Act.

     The Stephens Intermediate Bond Fund (the "Stephens Fund"), was established on January 2, 1998. The Funds and the Stephens Fund offer Institutional Class shares. The Stephens Intermediate Bond Fund seeks to achieve its investment objective by investing in a broad range of fixed income securities, including debt securities of U.S. and non-U.S. government agencies and preferred stock and debt securities of U.S. and non-U.S. companies. In addition to the existing shares now known as the Diversified Class of shares, on January 2, 1998, Money Market Fund, Equity Growth Fund, Special Equity Fund, High Yield Bond Fund and International Equity Fund established Stephens Institutional Class shares. On July 7, 2000, the Value & Income Fund established Stephens Institutional Class shares. The two classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears its separate distribution and certain other class expenses, and have exclusive voting rights with respect to any matter on which a separate vote of any class is required by federal or state law.

     The Stephens Premium Class ceased operations on December 20, 2001. On that date, the Stephens Premium Class shareholders exchanged their shares for shares of the Stephens Institutional Class having the same value.

                       DIVERSIFIED INVESTORS FUNDS GROUP

1. ORGANIZATION (CONTINUED)

     At December 31, 2001, each Fund's investment in the corresponding Series Portfolios/Master Investment Portfolio was as follows:

FUND                                                          PERCENTAGE OF INTEREST IN PORTFOLIOS
----                                                          ------------------------------------
Money Market................................................                 44.45
High Quality Bond...........................................                 33.29
Intermediate Government Bond................................                 39.80
Core Bond...................................................                 35.79
Balanced....................................................                 36.60
Value & Income..............................................                 32.81
Growth & Income.............................................                 47.26
Equity Growth...............................................                 36.24
Mid-Cap Value...............................................                  5.35
Mid-Cap Growth..............................................                 15.55
Special Equity..............................................                 29.62
Aggressive Equity...........................................                 55.30
High Yield Bond.............................................                 48.32
International Equity........................................                 41.92
Stock Index.................................................                  5.88

     The financial statements of the Series Portfolio and the Master Investment Portfolio are contained elsewhere in this report and should be read in conjunction with the Funds' financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds and the Stephens Fund in the preparation of their financial statements.

  A. INVESTMENT VALUATION:

     The value of each Fund's investment in a corresponding series of the Series Portfolio or the Master Investment Portfolio reflects that Fund's proportional interest in the net assets of the corresponding series of the Series Portfolio or Master Investment Portfolio.

     The valuation policy of the securities held by the Series Portfolio is discussed in Note 2A of the Series Portfolio's notes to financial statements, which are included elsewhere in this report.

     The valuation policy for the Stock Index Fund is discussed in Note 1 of the Master Investment Portfolio notes to financial statements, which are located elsewhere in this book.

     The bonds held by the Stephens Intermediate Bond Fund are valued at the last available price provided by an independent pricing service for securities traded on a national securities exchange. Bonds that are listed on a national securities exchange but are not traded and bonds that are regularly traded in the over-the-counter market are valued at the mean of the last available bid and asked prices by an independent pricing service.

  B. INVESTMENT INCOME:

     Each Fund earns income, net of expenses, daily on its investment in the corresponding series of the Series Portfolio/Master Investment Portfolio. All of the net investment income and realized and unrealized gains

                       DIVERSIFIED INVESTORS FUNDS GROUP

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

and losses from the security transactions of the Series Portfolio/Master Investment Portfolio are allocated pro rata among the investors at the time of such determination.

     Security transactions for the Stephens Intermediate Bond Fund are accounted for on a trade-date basis (the date the order to buy or sell is executed). Interest income for the Stephens Intermediate Bond Fund is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Income and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative daily net asset value of each class. Realized gains and losses from security transactions are recorded on the identified cost basis.

  C. DIVIDENDS AND DISTRIBUTIONS:

     Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized capital gains will normally be declared quarterly and annually, respectively, and reinvested in additional shares.

     The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes and may result in reclassification among certain capital accounts.

  D. FEDERAL INCOME TAXES:

     Each Fund of the Trust is a separate entity for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required.

  E. OPERATING EXPENSES:

     The Trust accounts separately for the assets, liabilities and operations of the Funds and the Stephens Fund. Expenses directly attributable to a fund are charged to that fund, while expenses attributable to all funds are allocated based on relative net assets or another methodology appropriate in the circumstances.

     Additionally, the Funds and the Stephens Fund may allocate among their classes certain non class specific expenses based upon the relative daily net asset value of each class. Class specific expenses of the Funds and the Stephens Fund are limited to shareholder servicing fees.

  F. OTHER:

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND TRANSACTIONS WITH AFFILIATES

     The Trust has entered into an Administrative Services Agreement with Diversified Investment Advisors, Inc. ("the Advisor"), an indirect, wholly-owned subsidiary of AEGON USA, Inc., under which the Advisor provides administration and transfer agency services. For providing these services, facilities and for bearing the related expenses, the Advisor receives a monthly fee from the Funds and the Stephens Fund at an annual rate equal to 0.30%, except for the Stock Index Fund for which the rate is 0.35%, of the average daily net assets of

                       DIVERSIFIED INVESTORS FUNDS GROUP

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

each Fund during the month. For these services, the Advisor earned $10,090,228 for the year ended December 31, 2001.

     The Trust has also entered into a Distribution Agreement with Diversified Investors Securities Corp. (the "Distributor"), a wholly-owned subsidiary of the Advisor. Pursuant to Rule 12b-1 of the 1940 Act, the Distributor may receive a fee from each Fund and the Stephens Fund at an annual rate not to exceed 0.25% of each Fund's average daily net assets as reimbursement for expenses incurred in connection with the sale of shares of the Fund. The aggregate distribution fees incurred by the Funds and the Stephens Fund amounted to $8,342,095 for the year ended December 31, 2001.

     Stephens, Inc. (the "Service Agent") provides shareholder services to all holders of the Stephens Institutional Class of shares. The Service Agent receives a fee from this class of shares at an annual rate of 0.35% of the average daily net assets of the class. The Service Agent earned fees of $495,753 for the year ended December 31, 2001.

     The Advisor, Distributor and Service Agent have voluntarily undertaken to reimburse expenses of each class, to the extent necessary, to limit expenses to a rate equal to the percentages specified in the table below of the corresponding class' average daily net assets, including the expenses of the Portfolio Series.

                                                                                         STEPHENS
                                                                   DIVERSIFIED         INSTITUTIONAL
                                                                      CLASS                CLASS
                                                                   EXPENSE CAP          EXPENSE CAP
                                                              ----------------------   -------------
Money Market................................................  80 basis points (b.p.)     75 b.p.
High Quality Bond...........................................         100 b.p.              --
Intermediate Government Bond................................         100 b.p.              --
Core Bond...................................................         100 b.p.              --
Balanced....................................................         110 b.p.              --
Value & Income..............................................         100 b.p.           105 b.p.
Growth & Income.............................................         115 b.p.              --
Equity Growth...............................................         125 b.p.           100 b.p.
Mid-Cap Value...............................................         125 b.p.              --
Mid-Cap Growth..............................................         135 b.p.              --
Special Equity..............................................         150 b.p.           120 b.p.
Aggressive Equity...........................................         150 b.p.              --
High Yield Bond.............................................         110 b.p.           110 b.p.
International Equity........................................         140 b.p.           125 b.p.
Stock Index.................................................         65 b.p.               --
Stephens Intermediate Bond..................................            --               80 b.p.

     Of the fees earned by the Advisor, Distributor, and Service Agent, $446,224, $1,809,742, and $373,641, respectively, were reimbursed.

     Certain trustees and officers of the Trust are also directors, officers or employees of the Advisor or its affiliates. None of the trustees so affiliated receive compensation for services as trustees of the Trust. Similarly, none of the Trust's officers receive compensation from the Funds. Aggregate renumeration incurred for non-affiliated trustees of the Trust for the year ended December 31, 2001, amounted to $37,073.

                       DIVERSIFIED INVESTORS FUNDS GROUP

4. PURCHASE AND SALE OF INVESTMENTS

     The aggregate cost of investments purchased and proceeds from sales for the year ended December 31, 2001, were as follows:

                                                              COST OF PURCHASES   PROCEEDS FROM SALES
                                                              -----------------   -------------------
Stephens Intermediate Bond
  U.S. Government Obligations...............................     $15,944,695          $13,623,516

                       DIVERSIFIED INVESTORS FUNDS GROUP

5. CAPITAL SHARE TRANSACTIONS

     The Trust has an unlimited authorized number of shares (par value of $0.00001) which are presently divided into fifteen series of shares (one series underlying each Fund). The Money Market, Value & Income, Equity Growth, Special Equity, High Yield Bond and International Equity Funds each contain two classes of shares, the Diversified Class and the Stephens Institutional Class. The transactions in each of the classes are as follows:

                                                                        DIVERSIFIED CLASS
                                                              -------------------------------------
                                                              PERIOD/YEAR ENDED      YEAR ENDED
                                                              DECEMBER 31, 2001   DECEMBER 31, 2000
                                                              -----------------   -----------------
                                                                   SHARES              SHARES
                                                              -----------------   -----------------
MONEY MARKET
Issued during year..........................................     292,204,025         284,675,154
Issued on reinvestment of dividends and distributions.......         871,419             851,514
Redeemed during year........................................    (282,734,735)       (273,959,720)
                                                                ------------        ------------
Net increase................................................      10,340,709          11,566,948
                                                                ============        ============
HIGH QUALITY BOND
Issued during year..........................................       4,923,388           3,938,829
Issued on reinvestment of dividends and distributions.......         425,364             243,839
Redeemed during year........................................      (1,784,859)         (1,585,933)
                                                                ------------        ------------
Net increase................................................       3,563,893           2,596,735
                                                                ============        ============
INTERMEDIATE GOVERNMENT BOND
Issued during year..........................................       5,335,586           4,259,462
Issued on reinvestment of dividends and distributions.......         396,784             249,033
Redeemed during year........................................      (2,352,979)         (2,316,544)
                                                                ------------        ------------
Net increase................................................       3,379,391           2,191,951
                                                                ============        ============
CORE BOND
Issued during year..........................................      10,252,870           9,842,007
Issued on reinvestment of dividends and distributions.......       1,315,541             739,885
Redeemed during year........................................      (4,706,460)         (4,689,126)
                                                                ------------        ------------
Net increase................................................       6,861,951           5,892,766
                                                                ============        ============
BALANCED
Issued during year..........................................       5,138,628           3,275,000
Issued on reinvestment of dividends and distributions.......         393,326             728,235
Redeemed during year........................................      (3,026,257)         (1,805,897)
                                                                ------------        ------------
Net increase................................................       2,505,697           2,197,338
                                                                ============        ============
VALUE & INCOME
Issued during year..........................................      20,474,021          21,460,479
Issued on reinvestment of dividends and distributions.......         435,172             703,756
Redeemed during year........................................     (14,851,962)        (13,781,158)
                                                                ------------        ------------
Net increase................................................       6,057,231           8,383,077
                                                                ============        ============
GROWTH & INCOME
Issued during year..........................................      20,993,542          13,265,287
Issued on reinvestment of dividends and distributions.......              --             242,913
Redeemed during year........................................     (15,915,587)         (9,408,093)
                                                                ------------        ------------
Net increase................................................       5,077,955           4,100,107
                                                                ============        ============

                       DIVERSIFIED INVESTORS FUNDS GROUP

5. CAPITAL SHARE TRANSACTIONS (CONTINUED)


                                                                        DIVERSIFIED CLASS
                                                              -------------------------------------
                                                              PERIOD/YEAR ENDED      YEAR ENDED
                                                              DECEMBER 31, 2001   DECEMBER 31, 2000
                                                              -----------------   -----------------
                                                                   SHARES              SHARES
                                                              -----------------   -----------------
EQUITY GROWTH
Issued during year..........................................      13,051,077          10,730,216
Issued on reinvestment of dividends and distributions.......         555,946             884,708
Redeemed during year........................................      (7,644,025)         (6,130,176)
                                                                ------------        ------------
Net increase................................................       5,962,998           5,484,748
                                                                ============        ============
MID-CAP VALUE
Issued during period........................................          72,089                  --
Issued on reinvestment of dividends and distributions.......              --                  --
Redeemed during period......................................          (4,138)                 --
                                                                ------------        ------------
Net increase................................................          67,951                  --
                                                                ============        ============
MID-CAP GROWTH
Issued during period........................................         263,003                  --
Issued on reinvestment of dividends and distributions.......           1,602                  --
Redeemed during period......................................         (28,101)                 --
                                                                ------------        ------------
Net increase................................................         236,504                  --
                                                                ============        ============
SPECIAL EQUITY
Issued during year..........................................      41,865,411          37,776,664
Issued on reinvestment of dividends and distributions.......              --             318,551
Redeemed during year........................................     (39,212,022)        (33,898,668)
                                                                ------------        ------------
Net increase................................................       2,653,389           4,196,547
                                                                ============        ============
AGGRESSIVE EQUITY
Issued during year..........................................      19,162,620          17,322,228
Issued on reinvestment of dividends and distributions.......              --              80,697
Redeemed during year........................................     (14,553,528)        (10,889,913)
                                                                ------------        ------------
Net increase................................................       4,609,092           6,513,012
                                                                ============        ============
HIGH YIELD BOND
Issued during year..........................................       5,167,352           6,610,177
Issued on reinvestment of dividends and distributions.......         718,142             440,816
Redeemed during year........................................      (3,352,388)         (4,313,044)
                                                                ------------        ------------
Net increase................................................       2,533,106           2,737,949
                                                                ============        ============
INTERNATIONAL EQUITY
Issued during year..........................................      99,125,383          70,603,952
Issued on reinvestment of dividends and distributions.......         307,980             949,415
Redeemed during year........................................     (94,755,829)        (65,385,318)
                                                                ------------        ------------
Net increase................................................       4,677,534           6,168,049
                                                                ============        ============
STOCK INDEX
Issued during year..........................................       9,679,139           8,992,103
Issued on reinvestment of dividends and distributions.......         157,263              50,762
Redeemed during year........................................      (2,158,165)           (530,225)
                                                                ------------        ------------
Net increase................................................       7,678,237           8,512,640
                                                                ============        ============

                       DIVERSIFIED INVESTORS FUNDS GROUP

5. CAPITAL SHARE TRANSACTIONS (CONTINUED)


                                                                   STEPHENS PREMIUM CLASS (1)
                                                              -------------------------------------
                                                                 YEAR ENDED          YEAR ENDED
                                                              DECEMBER 31, 2001   DECEMBER 31, 2000
                                                              -----------------   -----------------
                                                                   SHARES              SHARES
                                                              -----------------   -----------------
MONEY MARKET
Issued during year..........................................         2,422              35,111
Issued on reinvestment of dividends and distributions.......           146               1,234
Redeemed during year........................................       (13,731)            (38,512)
                                                                  --------            --------
Net decrease................................................       (11,163)             (2,167)
                                                                  ========            ========
VALUE & INCOME
Issued during year..........................................        51,747             886,874
Issued on reinvestment of dividends and distributions.......        14,006              44,055
Redeemed during year........................................      (553,807)           (442,875)
                                                                  --------            --------
Net increase (decrease).....................................      (488,054)            488,054
                                                                  ========            ========
EQUITY GROWTH
Issued during year..........................................        42,669             165,313
Issued on reinvestment of dividends and distributions.......        11,609              31,152
Redeemed during year........................................      (371,785)           (118,364)
                                                                  --------            --------
Net increase (decrease).....................................      (317,507)             78,101
                                                                  ========            ========
SPECIAL EQUITY
Issued during year..........................................        39,700             126,465
Issued on reinvestment of dividends and distributions.......            --              24,280
Redeemed during year........................................      (447,177)           (126,938)
                                                                  --------            --------
Net increase (decrease).....................................      (407,477)             23,807
                                                                  ========            ========
HIGH YIELD BOND
Issued during year..........................................         9,044              31,945
Issued on reinvestment of dividends and distributions.......         2,242               4,521
Redeemed during year........................................       (54,733)            (26,014)
                                                                  --------            --------
Net increase (decrease).....................................       (43,447)             10,452
                                                                  ========            ========
INTERNATIONAL EQUITY
Issued during year..........................................        18,161              25,078
Issued on reinvestment of dividends and distributions.......           552              11,503
Redeemed during year........................................      (180,409)            (87,297)
                                                                  --------            --------
Net decrease................................................      (161,696)            (50,716)
                                                                  ========            ========
STEPHENS INTERMEDIATE BOND
Issued during year..........................................       211,049              66,483
Issued on reinvestment of dividends and distributions.......         4,179               9,034
Redeemed during year........................................      (290,625)           (364,308)
                                                                  --------            --------
Net decrease................................................       (75,397)           (288,791)
                                                                  ========            ========

---------------

(1) Effective December 20, 2001, Premium Class shares are no longer being offered for sale.

                       DIVERSIFIED INVESTORS FUNDS GROUP

5. CAPITAL SHARE TRANSACTIONS (CONTINUED)


                                                                  STEPHENS INSTITUTIONAL CLASS
                                                              -------------------------------------
                                                                 YEAR ENDED          YEAR ENDED
                                                              DECEMBER 31, 2001   DECEMBER 31, 2000
                                                              -----------------   -----------------
                                                                   SHARES              SHARES
                                                              -----------------   -----------------
MONEY MARKET
Issued during year..........................................      1,047,682*          1,460,150
Issued on reinvestment of dividends and distributions.......         38,732              44,189
Redeemed during year........................................       (894,224)           (493,838)
                                                                 ----------          ----------
Net increase................................................        192,190           1,010,501
                                                                 ==========          ==========
* Amounts include 115 Premium Class shares, valued at $1,241, that were transferred into
  Institutional Class shares on December 20, 2001.
VALUE & INCOME
Issued during year..........................................      1,124,565*          2,719,339
Issued on reinvestment of dividends and distributions.......        167,700             238,741
Redeemed during year........................................       (382,664)           (273,913)
                                                                 ----------          ----------
Net increase................................................        909,601           2,684,167
                                                                 ==========          ==========
* Amounts include 271 Premium Class shares, valued at $2,043, that were transferred into
  Institutional Class shares on December 20, 2001.
EQUITY GROWTH
Issued during year..........................................        895,344*            835,427
Issued on reinvestment of dividends and distributions.......         80,291             154,208
Redeemed during year........................................       (685,047)           (217,576)
                                                                 ----------          ----------
Net increase................................................        290,588             772,059
                                                                 ==========          ==========
* Amounts include 6,807 Premium Class shares, valued at $65,475, that were transferred into
  Institutional Class shares on December 20, 2001.
SPECIAL EQUITY
Issued during year..........................................        975,173*            837,845
Issued on reinvestment of dividends and distributions.......             --             100,693
Redeemed during year........................................       (171,426)           (210,462)
                                                                 ----------          ----------
Net increase................................................        803,747             728,076
                                                                 ==========          ==========
* Amounts include 125 Premium Class shares, valued at $1,130, that were transferred into
  Institutional Class shares on December 20, 2001.
HIGH YIELD BOND
Issued during year..........................................        265,786*            258,505
Issued on reinvestment of dividends and distributions.......         78,202              44,391
Redeemed during year........................................       (111,010)            (83,548)
                                                                 ----------          ----------
Net increase................................................        232,978             219,348
                                                                 ==========          ==========
* Amounts include 366 Premium Class shares, valued at $2,757, that were transferred into
  Institutional Class shares on December 20, 2001.

                       DIVERSIFIED INVESTORS FUNDS GROUP

5. CAPITAL SHARE TRANSACTIONS (CONTINUED)


                                                                  STEPHENS INSTITUTIONAL CLASS
                                                              -------------------------------------
                                                                 YEAR ENDED          YEAR ENDED
                                                              DECEMBER 31, 2001   DECEMBER 31, 2000
                                                              -----------------   -----------------
                                                                   SHARES              SHARES
                                                              -----------------   -----------------
INTERNATIONAL EQUITY
Issued during year..........................................        265,378*            422,336
Issued on reinvestment of dividends and distributions.......         15,246              68,541
Redeemed during year........................................       (409,058)           (254,636)
                                                                 ----------          ----------
Net increase (decrease).....................................       (128,434)            236,241
                                                                 ==========          ==========
* Amounts include 2,223 Premium Class shares, valued at $22,721, that were transferred into
  Institutional Class shares on December 20, 2001.
STEPHENS INTERMEDIATE BOND
Issued during year..........................................        832,709*          1,986,051
Issued on reinvestment of dividends and distributions.......        196,727             138,485
Redeemed during year........................................       (690,728)         (1,204,658)
                                                                 ----------          ----------
Net increase................................................        338,708             919,878
                                                                 ==========          ==========
* Amounts include 123 Premium Class shares, valued at $1,342, that were transferred into
  Institutional Class shares on December 20, 2001.

6. FEDERAL INCOME TAX INFORMATION

    Reclassifications arising from "book/tax" differences for the year ended December 31, 2001, were as follows:

                                                                         ACCUMULATED
                                                    UNDISTRIBUTED NET    NET REALIZED
                                                    INVESTMENT INCOME   GAINS (LOSSES)   PAID IN CAPITAL
                                                    (LOSS) INCREASED      INCREASED         INCREASED
                                                       (DECREASED)       (DECREASED)       (DECREASED)
                                                    -----------------   --------------   ---------------
                                                            $                 $                 $
Money Market Fund.................................             --                  --               --
High Quality Bond Fund............................           (221)            (27,216)          27,437
Intermediate Government Bond Fund.................          3,701                (966)          (2,735)
Core Bond Fund....................................        110,254            (616,647)         506,393
Balanced Fund.....................................         46,917             684,991         (731,908)
Value & Income Fund...............................        (22,435)         (5,388,000)       5,410,435
Growth & Income Fund..............................         18,675         (11,701,029)      11,682,354
Equity Growth Fund................................      2,152,742          (6,409,797)       4,257,055
Mid-Cap Value Fund................................             40               5,398           (5,438)
Mid-Cap Growth Fund...............................          5,634              62,950          (68,584)
Special Equity Fund...............................      2,148,633          (8,592,804)       6,444,171
Aggressive Equity Fund............................      2,462,300          (6,414,885)       3,952,585
High Yield Bond Fund..............................              2             356,446         (356,448)
International Equity Fund.........................      2,630,638          (3,952,561)       1,321,923
Stephens Intermediate Bond Fund...................             --                  --               --
Stock Index Fund..................................          3,680           3,734,778       (3,738,458)

                       DIVERSIFIED INVESTORS FUNDS GROUP

6. FEDERAL INCOME TAX INFORMATION (CONTINUED)

   Distributions during the year ended December 31, 2001 were characterized as follows for tax purposes:

                                            ORDINARY       LONG TERM     RETURN OF
                                             INCOME      CAPITAL GAINS    CAPITAL    TOTAL DISTRIBUTIONS
                                           -----------   -------------   ---------   -------------------
Money Market Fund........................  $ 9,622,872    $        --    $ 31,587        $ 9,654,459
High Quality Bond Fund...................    4,645,798        274,478      40,368          4,960,644
Intermediate Government Bond Fund........    4,269,127        104,239      37,721          4,411,087
Core Bond Fund...........................   14,054,629      1,920,611     217,885         16,193,125
Balanced Fund............................    4,556,677        704,384      78,678          5,339,739
Value & Income Fund......................    7,530,686      3,272,632          --         10,803,318
Growth & Income Fund.....................           --             --          --                 --
Equity Growth Fund.......................           --     10,553,817         291         10,554,108
Mid-Cap Value Fund.......................           --             --          --                 --
Mid-Cap Growth Fund......................       16,340             --          --             16,340
Special Equity Fund......................           --             --          --                 --
Aggressive Equity Fund...................           --             --          --                 --
High Yield Bond Fund.....................    6,707,688             --     288,182          6,995,870
International Equity Fund................    1,526,474      2,460,871          --          3,987,345
Stephens Intermediate Bond Fund..........    2,083,081         65,697          --          2,148,778
Stock Index Fund.........................    1,147,555        282,248       6,193          1,435,996

    The tax character of distributable earnings/(accumulated losses) at December 31, 2001 was as follows:

                                                              UNDISTRIBUTED
                                                                LONG-TERM
                                              UNDISTRIBUTED   GAIN/CAPITAL
                                                ORDINARY          LOSS        CAPITAL LOSS   EXPIRATION
                                                 INCOME       CARRYFORWARD    CARRYFORWARD      DATE
                                              -------------   -------------   ------------   ----------
Money Market Fund...........................   $       --     $    (31,801)   $     8,194       2007
                                                                                   23,607       2008
Balanced Fund...............................           --      (10,497,478)    10,497,478       2009
Value & Income Fund.........................       30,089          658,169             --
Growth & Income Fund........................           --      (80,402,927)     7,053,869       2008
                                                                               73,349,058       2009
Equity Growth Fund..........................           --      (67,784,060)    67,784,060       2009
Mid-Cap Value Fund..........................           --           (3,872)         3,872       2009
Mid-Cap Growth Fund.........................       23,390               --             --
Special Equity Fund.........................           --      (20,036,669)     9,660,548       2008
                                                                               10,376,121       2009
Aggressive Equity Fund......................           --      (88,404,304)    38,838,568       2008
                                                                               49,565,736       2009
High Yield Bond Fund........................           --      (13,706,715)       170,035       2006
                                                                                1,748,170       2007
                                                                                4,793,928       2008
                                                                                6,994,582       2009
International Equity Fund...................    1,889,869       (8,477,393)     8,477,393       2009
Stephens Intermediate Bond Fund.............           --          656,223             --
Stock Index Fund............................           --       (3,378,862)     3,378,862       2009

                       DIVERSIFIED INVESTORS FUNDS GROUP

6. FEDERAL INCOME TAX INFORMATION (CONTINUED)

     These differences are primarily due to the differing treatments of foreign currency transactions, futures transactions, paydowns, losses deferred due to wash sales, real estate investment trusts, investments in passive foreign investment companies, reclassification of short term capital gains to investment income, and the different allocation methods for the recognition of realized capital gains. These reclassifications of the components of net assets reflected in the Statements of Assets and Liabilities did not affect net investment income
(loss), net realized gains (losses) on investments, or net assets.

                      (This page intentionally left blank)

                       DIVERSIFIED INVESTORS FUNDS GROUP

7. FINANCIAL HIGHLIGHTS

     Selected data for an average share outstanding for the period/year for the

DIVERSIFIED CLASS OF SHARES

                                             INCOME FROM
                                        INVESTMENT OPERATIONS
                                     ---------------------------
                        NET ASSET                  NET REALIZED       TOTAL
                         VALUE,         NET       AND UNREALIZED     INCOME
       FOR THE          BEGINNING    INVESTMENT       GAINS        (LOSS) FROM
     PERIOD/YEAR           OF          INCOME      (LOSSES) ON     INVESTMENT
        ENDED          PERIOD/YEAR     (LOSS)      INVESTMENTS     OPERATIONS
     -----------       -----------   ----------   --------------   -----------
MONEY MARKET
12/31/2001               $10.60        $0.35          $ 0.01         $ 0.36
12/31/2000                10.58         0.60            0.02           0.62
12/31/1999                10.44         0.49              --           0.49
12/31/1998                10.26         0.51              --           0.51
12/31/1997                10.11         0.51           (0.01)          0.50
HIGH QUALITY BOND
12/31/2001                11.45         0.61            0.25           0.86
12/31/2000                11.19         0.63            0.22           0.85
12/31/1999                11.39         0.60           (0.30)          0.30
12/31/1998                11.13         0.61            0.06           0.67
12/31/1997                10.89         0.63           (0.07)          0.56
INTERMEDIATE GOVERNMENT BOND
12/31/2001                10.99         0.52            0.15           0.67
12/31/2000                10.63         0.56            0.35           0.91
12/31/1999                10.98         0.53           (0.42)          0.11
12/31/1998                10.67         0.54            0.15           0.69
12/31/1997                10.21         0.54            0.16           0.70
CORE BOND
12/31/2001                12.31         0.59            0.18           0.77
12/31/2000                11.88         0.68            0.43           1.11
12/31/1999                12.60         0.66           (0.85)         (0.19)
12/31/1998                12.27         0.68            0.20           0.88
12/31/1997                11.69         0.72            0.24           0.96


                                       DIVIDENDS AND DISTRIBUTIONS FROM
                       ----------------------------------------------------------------
                                                     NET         IN EXCESS
                                    IN EXCESS     REALIZED         OF NET         TAX
       FOR THE            NET         OF NET        GAINS      REALIZED GAINS   RETURN
     PERIOD/YEAR       INVESTMENT   INVESTMENT   (LOSSES) ON    (LOSSES) ON       OF
        ENDED            INCOME       INCOME     INVESTMENTS    INVESTMENTS     CAPITAL
     -----------       ----------   ----------   -----------   --------------   -------
MONEY MARKET
12/31/2001               $(0.35)      $   --       $   --          $  --        $(0.00)*
12/31/2000                (0.60)          --           --             --            --
12/31/1999                (0.35)          --           --             --            --
12/31/1998                (0.33)          --           --             --         (0.00)*
12/31/1997                (0.35)          --           --             --            --
HIGH QUALITY BOND
12/31/2001                (0.58)          --        (0.03)            --         (0.01)
12/31/2000                (0.59)          --           --             --            --
12/31/1999                (0.50)          --           --             --            --
12/31/1998                (0.41)          --           --             --            --
12/31/1997                (0.32)          --           --             --         (0.00)*
INTERMEDIATE GOVERNME
12/31/2001                (0.50)          --        (0.02)            --         (0.01)
12/31/2000                (0.55)          --           --             --            --
12/31/1999                (0.45)          --        (0.01)            --            --
12/31/1998                (0.37)          --        (0.01)            --         (0.00)*
12/31/1997                (0.24)          --           --             --         (0.00)*
CORE BOND
12/31/2001                (0.57)          --        (0.24)            --         (0.01)
12/31/2000                (0.65)       (0.01)          --             --         (0.02)
12/31/1999                (0.53)          --           --             --            --
12/31/1998                (0.54)          --        (0.01)*           --         (0.00)*
12/31/1997                (0.38)          --           --             --         (0.00)*

---------------

     Portfolio turnover of the Series Portfolio, Stephens
  +  Intermediate Bond, and S&P 500 Index Master Portfolio.
  *  Less than one penny per share.
 **  Less than (0.005)%.
***  Annualized.
(1)  Commencement of operations August 15, 2001.
(2)  Commencement of operations September 6, 2001.
(3)  Commencement of operations March 10, 1999.

                                                                      RATIO TO AVERAGE NET ASSETS
                                                      -----------------------------------------------------------
                                                      EXPENSES        EXPENSES                          NET
    TOTAL        NET ASSET                            INCLUDING       INCLUDING          NET         INVESTMENT
  DIVIDENDS       VALUE,               NET ASSETS,       THE         THE SERIES       INVESTMENT   INCOME (LOSS)
     AND          END OF      TOTAL       END OF       SERIES     PORTFOLIO (NET OF     INCOME        (NET OF        PORTFOLIO
DISTRIBUTIONS   PERIOD/YEAR   RETURN   PERIOD/YEAR    PORTFOLIO    REIMBURSEMENT)       (LOSS)     REIMBURSEMENT)   TURNOVER(+)
-------------   -----------   ------   ------------   ---------   -----------------   ----------   --------------   -----------


   $(0.35)...     $10.61       3.47%   $332,303,410      0.88%          0.80%             3.20%         3.28%           N/A
    (0.60)...      10.60       6.00     222,244,328      0.86           0.80              5.61          5.67            N/A
    (0.35)...      10.58       4.66      99,519,160      0.88           0.80              4.49          4.57            N/A
    (0.33)...      10.44       4.91      63,979,337      0.97           0.80              4.65          4.82            N/A
    (0.35)...      10.26       4.98      21,513,791      1.12           0.80              4.55          4.87            N/A


    (0.62)...      11.69       7.62     110,036,547      1.00           1.00              5.12          5.12             53%
    (0.59)...      11.45       7.77      66,996,295      1.02           1.00              5.60          5.62             73
    (0.50)...      11.19       2.63      36,433,434      1.08           1.00              5.10          5.18             56
    (0.41)...      11.39       6.08      21,031,334      1.22           1.00              5.05          5.27             68
    (0.32)...      11.13       5.11       8,480,842      1.77           1.00              4.81          5.58             62


    (0.53)...      11.13       6.23     104,277,546      0.99           0.99              4.62          4.62             40
    (0.55)...      10.99       8.70      65,862,372      1.01           1.00              5.19          5.20             48
    (0.46)...      10.63       0.99      40,366,826      1.08           1.00              4.79          4.87             25
    (0.38)...      10.98       6.47      25,893,328      1.19           1.00              4.65          4.84             70
    (0.24)...      10.67       6.88       8,515,888      1.91           1.00              4.13          5.05             45


    (0.82)...      12.26       6.33     272,377,200      0.99           0.99              4.69          4.69            547
    (0.68)...      12.31       9.54     189,063,597      0.99           0.99              5.69          5.69            521
    (0.53)...      11.88      (1.51)    112,521,653      0.97           0.97              5.26          5.26            307
    (0.55)...      12.60       7.21      65,605,780      1.05           1.00              5.30          5.35            102
    (0.38)...      12.27       8.14      21,504,827      1.32           1.00              5.52          5.85             64

                       DIVERSIFIED INVESTORS FUNDS GROUP

7. FINANCIAL HIGHLIGHTS (CONTINUED)

     Selected data for an average share outstanding for the period/year for the

DIVERSIFIED CLASS OF SHARES

                                             INCOME FROM
                                        INVESTMENT OPERATIONS
                                     ---------------------------
                        NET ASSET                  NET REALIZED       TOTAL
                         VALUE,         NET       AND UNREALIZED     INCOME
       FOR THE          BEGINNING    INVESTMENT       GAINS        (LOSS) FROM
     PERIOD/YEAR           OF          INCOME      (LOSSES) ON     INVESTMENT
        ENDED          PERIOD/YEAR     (LOSS)      INVESTMENTS     OPERATIONS
     -----------       -----------   ----------   --------------   -----------
BALANCED
12/31/2001               $14.79        $0.31          $(1.17)        $(0.86)
12/31/2000                16.32         0.37           (0.81)         (0.44)
12/31/1999                15.75         0.30            1.40           1.70
12/31/1998                14.58         0.40            1.31           1.71
12/31/1997                13.27         0.44            2.02           2.46
VALUE & INCOME
12/31/2001                22.66         0.34           (0.90)         (0.56)
12/31/2000                21.69         0.29            1.60           1.89
12/31/1999                20.93         0.27            1.31           1.58
12/31/1998                19.22         0.35            2.02           2.37
12/31/1997                15.25         0.32            4.14           4.46
GROWTH & INCOME
12/31/2001                24.05        (0.00)*         (5.47)         (5.47)
12/31/2000                29.69        (0.13)          (5.12)         (5.25)
12/31/1999                23.99        (0.12)           7.24           7.12
12/31/1998                18.16        (0.05)           6.32           6.27
12/31/1997                13.78         0.02            4.67           4.69
EQUITY GROWTH
12/31/2001                24.20        (0.10)          (4.94)         (5.04)
12/31/2000                30.72        (0.15)          (4.90)         (5.05)
12/31/1999                23.32        (0.12)           8.69           8.57
12/31/1998                17.73        (0.07)           6.41           6.34
12/31/1997                14.50        (0.03)           3.85           3.82


                                       DIVIDENDS AND DISTRIBUTIONS FROM
                       ----------------------------------------------------------------
                                                     NET         IN EXCESS
                                    IN EXCESS     REALIZED         OF NET         TAX
       FOR THE            NET         OF NET        GAINS      REALIZED GAINS   RETURN
     PERIOD/YEAR       INVESTMENT   INVESTMENT   (LOSSES) ON    (LOSSES) ON       OF
        ENDED            INCOME       INCOME     INVESTMENTS    INVESTMENTS     CAPITAL
     -----------       ----------   ----------   -----------   --------------   -------
BALANCED
12/31/2001               $(0.31)      $   --       $(0.09)         $   --       $(0.01)
12/31/2000                (0.36)       (0.00)*      (0.67)          (0.06)          --
12/31/1999                (0.30)          --        (0.83)             --           --
12/31/1998                (0.29)          --        (0.25)             --           --
12/31/1997                (0.91)          --        (0.24)             --           --
VALUE & INCOME
12/31/2001                (0.30)          --        (0.13)             --           --
12/31/2000                (0.28)          --        (0.64)             --           --
12/31/1999                (0.21)          --        (0.61)             --           --
12/31/1998                (0.28)          --        (0.36)             --        (0.02)
12/31/1997                (0.20)          --        (0.29)             --           --
GROWTH & INCOME
12/31/2001                   --           --           --              --           --
12/31/2000                   --           --        (0.39)             --        (0.00)*
12/31/1999                   --           --        (1.42)             --           --
12/31/1998                (0.01)          --        (0.01)             --        (0.42)
12/31/1997                (0.06)          --        (0.25)             --           --
EQUITY GROWTH
12/31/2001                   --           --        (0.46)             --        (0.00)*
12/31/2000                   --           --        (1.47)             --           --
12/31/1999                   --           --        (1.17)             --           --
12/31/1998                (0.09)          --        (0.66)             --           --
12/31/1997                (0.26)          --        (0.33)             --        (0.00)*

---------------

     Portfolio turnover of the Series Portfolio, Stephens
  +  Intermediate Bond, and S&P 500 Index Master Portfolio.
  *  Less than one penny per share.
 **  Less than (0.005)%.
***  Annualized.
(1)  Commencement of operations August 15, 2001.
(2)  Commencement of operations September 6, 2001.
(3)  Commencement of operations March 10, 1999.

                                                                      RATIO TO AVERAGE NET ASSETS
                                                      -----------------------------------------------------------
                                                      EXPENSES        EXPENSES                          NET
    TOTAL        NET ASSET                            INCLUDING       INCLUDING          NET         INVESTMENT
  DIVIDENDS       VALUE,               NET ASSETS,       THE         THE SERIES       INVESTMENT   INCOME (LOSS)
     AND          END OF      TOTAL       END OF       SERIES     PORTFOLIO (NET OF     INCOME        (NET OF        PORTFOLIO
DISTRIBUTIONS   PERIOD/YEAR   RETURN   PERIOD/YEAR    PORTFOLIO    REIMBURSEMENT)       (LOSS)     REIMBURSEMENT)   TURNOVER(+)
-------------   -----------   ------   ------------   ---------   -----------------   ----------   --------------   -----------
   $(0.41)        $13.52       (5.82)% $182,023,940     1.09%           1.09%            2.21%          2.21%           312%
    (1.09)         14.79       (2.80)   162,118,395     1.11            1.10             2.32           2.33            286
    (1.13)         16.32       10.97    143,014,166     1.14            1.08             1.84           1.90            256
    (0.54)         15.75       11.81    103,470,279     1.11            1.10             2.57           2.58             91
    (1.15)         14.58       18.67     49,014,319     1.21            1.10             2.88           2.99             87
    (0.43)         21.67       (2.46)   516,073,976     1.07            1.00             1.48           1.55             32
    (0.92)         22.66        8.97    402,572,301     1.04            1.00             1.72           1.76             76
    (0.82)         21.69        7.70    203,482,872     1.05            1.00             1.17           1.22             43
    (0.66)         20.93       12.47    124,478,213     1.09            1.00             1.63           1.72             31
    (0.49)         19.22       29.31     62,936,623     1.20            1.00             1.51           1.71             33
       --          18.58      (22.74)   458,258,956     1.22            1.15            (0.07)         (0.00)**         153
    (0.39)         24.05      (17.91)   470,988,907     1.20            1.15            (0.51)         (0.46)            80
    (1.42)         29.69       30.05    459,797,532     1.20            1.15            (0.51)         (0.46)            86
    (0.44)         23.99       34.63    200,946,409     1.24            1.15            (0.32)         (0.22)            75
    (0.31)         18.16       34.14     61,020,784     1.39            1.15            (0.15)          0.10             87
    (0.46)         18.70      (20.71)   428,765,397     1.24            1.24            (0.50)         (0.50)            63
    (1.47)         24.20      (16.72)   410,609,144     1.22            1.22            (0.53)         (0.53)            97
    (1.17)         30.72       37.08    352,834,964     1.21            1.21            (0.46)         (0.46)            44
    (0.75)         23.32       35.97    150,958,507     1.26            1.24            (0.38)         (0.36)           104
    (0.59)         17.73       26.54     57,186,689     1.37            1.25            (0.31)         (0.19)            91

                       DIVERSIFIED INVESTORS FUNDS GROUP

7. FINANCIAL HIGHLIGHTS (CONTINUED)

     Selected data for an average share outstanding for the period/year for the

DIVERSIFIED CLASS OF SHARES

                                            INCOME FROM
                                       INVESTMENT OPERATIONS
                                    ---------------------------
                       NET ASSET                  NET REALIZED       TOTAL
                        VALUE,         NET       AND UNREALIZED     INCOME
      FOR THE          BEGINNING    INVESTMENT       GAINS        (LOSS) FROM
    PERIOD/YEAR           OF          INCOME      (LOSSES) ON     INVESTMENT
       ENDED          PERIOD/YEAR     (LOSS)      INVESTMENTS     OPERATIONS
    -----------       -----------   ----------   --------------   -----------
MID-CAP VALUE(1)
12/31/2001..........    $10.00        $(0.00)        $ 0.91         $ 0.91
MID-CAP GROWTH(2)
12/31/2001..........     10.00         (0.03)          0.36           0.33
SPECIAL EQUITY
12/31/2001..........     22.72         (0.13)         (0.70)         (0.83)
12/31/2000..........     24.48         (0.12)         (0.97)         (1.09)
12/31/1999..........     20.98         (0.10)          5.26           5.16
12/31/1998..........     20.56         (0.09)          0.72           0.63
12/31/1997..........     17.09         (0.04)          4.41           4.37
AGGRESSIVE EQUITY
12/31/2001..........     17.92         (0.16)         (5.49)         (5.65)
12/31/2000..........     20.96         (0.25)         (2.61)         (2.86)
12/31/1999..........     13.84         (0.15)          8.86           8.71
12/31/1998..........     10.00         (0.09)          4.24           4.15
12/31/1997..........      9.43         (0.06)          0.63           0.57
HIGH YIELD BOND
12/31/2001..........      9.12          0.81          (0.40)          0.41
12/31/2000..........     10.38          0.86          (1.29)         (0.43)
12/31/1999..........     11.55          0.90          (0.89)          0.01
12/31/1998..........     11.38          0.96          (0.70)          0.26
12/31/1997..........     10.68          0.94           0.37           1.31
INTERNATIONAL EQUITY
12/31/2001..........     15.62          0.02          (2.99)         (2.97)
12/31/2000..........     20.63          0.04          (3.97)         (3.93)
12/31/1999..........     12.87          0.03           8.14           8.17
12/31/1998..........     11.86          0.06           1.18           1.24
12/31/1997..........     11.27          0.04           0.83           0.87
STOCK INDEX(3)
12/31/2001..........     10.31          0.07          (1.36)         (1.29)
12/31/2000..........     11.49          0.07          (1.19)         (1.12)
12/31/1999..........     10.00          0.07           1.49           1.56


                                       DIVIDENDS AND DISTRIBUTIONS FROM
                      -------------------------------------------------------------------
                                                     NET           IN EXCESS
                                   IN EXCESS       REALIZED          OF NET         TAX
      FOR THE            NET         OF NET         GAINS        REALIZED GAINS   RETURN
    PERIOD/YEAR       INVESTMENT   INVESTMENT    (LOSSES) ON      (LOSSES) ON       OF
       ENDED            INCOME       INCOME      INVESTMENTS      INVESTMENTS     CAPITAL
    -----------       ----------   ----------   --------------   --------------   -------
MID-CAP VALUE(1)
12/31/2001..........    $   --       $   --         $   --           $   --       $   --
MID-CAP GROWTH(2)
12/31/2001..........        --           --          (0.07)              --           --
SPECIAL EQUITY
12/31/2001..........        --           --             --               --           --
12/31/2000..........        --           --          (0.07)           (0.60)       (0.00)*
12/31/1999..........        --           --          (1.66)              --           --
12/31/1998..........     (0.07)          --          (0.05)              --        (0.09)
12/31/1997..........     (0.39)          --          (0.51)              --           --
AGGRESSIVE EQUITY
12/31/2001..........        --           --             --               --           --
12/31/2000..........        --           --             --            (0.18)       (0.00)*
12/31/1999..........        --           --          (1.59)              --           --
12/31/1998..........        --           --          (0.00)*             --        (0.31)
12/31/1997..........        --           --             --               --           --
HIGH YIELD BOND
12/31/2001..........     (0.80)          --             --               --        (0.03)
12/31/2000..........     (0.82)       (0.01)            --               --           --
12/31/1999..........     (1.17)       (0.01)            --               --           --
12/31/1998..........     (0.08)          --          (0.01)              --           --
12/31/1997..........     (0.58)          --          (0.03)              --           --
INTERNATIONAL EQUITY
12/31/2001..........     (0.08)          --          (0.13)              --           --
12/31/2000..........     (0.02)       (0.05)         (1.01)              --           --
12/31/1999..........        --        (0.08)         (0.33)              --           --
12/31/1998..........     (0.01)          --          (0.12)              --        (0.10)
12/31/1997..........     (0.20)          --          (0.08)              --        (0.00)*
STOCK INDEX(3)
12/31/2001..........     (0.06)          --          (0.02)              --        (0.00)*
12/31/2000..........     (0.05)          --          (0.01)              --           --
12/31/1999..........     (0.07)          --             --               --           --

---------------

     Portfolio turnover of the Series Portfolio, Stephens
  +  Intermediate Bond, and S&P 500 Index Master Portfolio.
  *  Less than one penny per share.
 **  Less than (0.005)%.
***  Annualized.
(1)  Commencement of operations August 15, 2001.
(2)  Commencement of operations September 6, 2001.
(3)  Commencement of operations March 10, 1999.

                                                                      RATIO TO AVERAGE NET ASSETS
                                                      -----------------------------------------------------------
                                                      EXPENSES        EXPENSES                          NET
    TOTAL        NET ASSET                            INCLUDING       INCLUDING          NET         INVESTMENT
  DIVIDENDS       VALUE,               NET ASSETS,       THE         THE SERIES       INVESTMENT   INCOME (LOSS)
     AND          END OF      TOTAL       END OF       SERIES     PORTFOLIO (NET OF     INCOME        (NET OF        PORTFOLIO
DISTRIBUTIONS   PERIOD/YEAR   RETURN   PERIOD/YEAR    PORTFOLIO    REIMBURSEMENT)       (LOSS)     REIMBURSEMENT)   TURNOVER(+)
-------------   -----------   ------   ------------   ---------   -----------------   ----------   --------------   -----------
--.$......        $10.91        9.10%  $    741,155     37.51%***       1.25%***        (36.28)%***     (0.02)%***       87%
    (0.07)...      10.26        3.33      2,426,193     14.35***        1.35***         (13.96)***     (0.96)***         63
--.......          21.89       (3.65)   350,540,296      1.43           1.43             (0.62)        (0.62)            88
    (0.67)...      22.72       (4.70)   303,672,055      1.41           1.41             (0.48)        (0.48)            77
    (1.66)...      24.48       25.26    224,430,627      1.43           1.43             (0.45)        (0.45)           171
    (0.21)...      20.98        3.15    125,863,140      1.46           1.45             (0.47)        (0.46)           173
    (0.90)...      20.56       25.82     63,237,963      1.57           1.50             (0.26)        (0.18)           146
--.......          12.27      (31.53)   205,870,856      1.61           1.50             (1.34)        (1.23)            98
    (0.18)...      17.92      (13.85)   218,009,257      1.56           1.50             (1.20)        (1.14)            62
    (1.59)...      20.96       64.01    118,496,343      1.63           1.49             (1.07)        (0.93)           132
    (0.31)...      13.84       41.79     34,154,980      1.87           1.50             (1.19)        (0.82)           121
--.......          10.00        6.13      8,855,719      2.70           1.43             (1.81)        (0.54)           243
    (0.83)...       8.70        4.56     77,970,724      1.23           1.10              8.77          8.90             90
    (0.83)...       9.12       (4.44)    58,600,529      1.34           1.10              8.50          8.74            105
    (1.18)...      10.38        0.04     38,290,334      1.30           1.10              7.78          7.98            145
    (0.09)...      11.55        2.20     22,994,590      1.40           1.10              7.89          8.19             83
    (0.61)...      11.38       12.28      8,430,804      1.88           1.10              7.44          8.22            109
    (0.21)...      12.44      (19.02)   240,568,211      1.49           1.40              0.05          0.14             28
    (1.08)...      15.62      (19.15)   228,972,847      1.41           1.40              0.20          0.21             46
    (0.41)...      20.63       63.73    175,208,902      1.45           1.40              0.10          0.15             35
    (0.23)...      12.87       10.47     63,404,266      1.53           1.40              0.35          0.48             33
    (0.28)...      11.86        7.74     30,063,542      1.72           1.40             (0.03)         0.29             31
    (0.08)...       8.94      (12.50)   164,746,152      0.71           0.65              0.65          0.71              9
    (0.06)...      10.31       (9.78)   110,881,660      0.74           0.65              0.52          0.61             10
    (0.07)...      11.49       15.37     25,774,897      1.05***        0.65***           0.41***       0.81***           7

                       DIVERSIFIED INVESTORS FUNDS GROUP

7. FINANCIAL HIGHLIGHTS (CONTINUED)

     Selected data for an average share outstanding for the year for the

STEPHENS INSTITUTIONAL CLASS OF SHARES

                                          INCOME FROM
                                     INVESTMENT OPERATIONS
                                  ---------------------------
                      NET ASSET                 NET REALIZED       TOTAL
                       VALUE,        NET       AND UNREALIZED     INCOME
      FOR THE         BEGINNING   INVESTMENT       GAINS        (LOSS) FROM
        YEAR             OF         INCOME      (LOSSES) ON     INVESTMENT
       ENDED            YEAR        (LOSS)      INVESTMENTS     OPERATIONS
      -------         ---------   ----------   --------------   -----------
MONEY MARKET
12/31/2001             $10.44       $ 0.37         $(0.01)        $ 0.36
12/31/2000              10.40         0.60          (0.01)          0.59
12/31/1999              10.23         0.48             --           0.48
12/31/1998              10.00         0.49           0.01           0.50
VALUE & INCOME(1)
12/31/2001               8.13         0.12          (0.33)         (0.21)
12/31/2000              10.00         0.07          (1.17)         (1.10)
EQUITY GROWTH
12/31/2001              12.68        (0.03)         (2.60)         (2.63)
12/31/2000              16.82         0.05          (2.75)         (2.70)
12/31/1999              13.35        (0.04)          4.90           4.86
12/31/1998              10.00        (0.01)          3.65           3.64
SPECIAL EQUITY
12/31/2001              10.07        (0.04)         (0.30)         (0.34)
12/31/2000              11.17        (0.03)         (0.42)         (0.45)
12/31/1999              10.34        (0.02)          2.51           2.49
12/31/1998              10.00        (0.02)          0.44           0.42
HIGH YIELD BOND
12/31/2001               7.86         0.70          (0.35)          0.35
12/31/2000               9.00         0.74          (1.11)         (0.37)
12/31/1999              10.15         0.83          (0.82)          0.01
12/31/1998              10.00         0.81          (0.60)          0.21
INTERNATIONAL EQUITY
12/31/2001              13.02         0.03          (2.49)         (2.46)
12/31/2000              17.31         0.05          (3.32)         (3.27)
12/31/1999              10.80         0.04           6.84           6.88
12/31/1998              10.00         0.07           0.95           1.02
STEPHENS INTERMEDIATE BOND
12/31/2001              10.64         0.66           0.01           0.67
12/31/2000               9.99         0.48           0.67           1.15
12/31/1999              10.27         0.44          (0.29)          0.15
12/31/1998              10.00         0.46           0.16           0.62


                                      DIVIDENDS AND DISTRIBUTIONS FROM
                      ----------------------------------------------------------------
                                                    NET         IN EXCESS
                                   IN EXCESS     REALIZED         OF NET         TAX
      FOR THE            NET         OF NET        GAINS      REALIZED GAINS   RETURN
        YEAR          INVESTMENT   INVESTMENT   (LOSSES) ON    (LOSSES) ON       OF
       ENDED            INCOME       INCOME     INVESTMENTS    INVESTMENTS     CAPITAL
      -------         ----------   ----------   -----------   --------------   -------
MONEY MARKET
12/31/2001              $(0.32)      $   --       $   --          $   --       $(0.00)*
12/31/2000               (0.55)          --           --              --           --
12/31/1999               (0.31)          --           --              --           --
12/31/1998               (0.27)          --           --              --           --
VALUE & INCOME(1)
12/31/2001               (0.28)          --        (0.12)             --           --
12/31/2000               (0.15)          --        (0.62)             --           --
EQUITY GROWTH
12/31/2001                  --           --        (0.46)             --        (0.00)*
12/31/2000               (0.28)          --        (1.16)             --           --
12/31/1999                  --           --        (1.39)             --           --
12/31/1998               (0.06)          --        (0.23)             --           --
SPECIAL EQUITY
12/31/2001                  --           --           --              --           --
12/31/2000                  --           --        (0.07)          (0.58)       (0.00)*
12/31/1999                  --           --        (1.66)             --           --
12/31/1998                  --           --           --              --        (0.08)
HIGH YIELD BOND
12/31/2001               (0.77)          --           --              --        (0.03)
12/31/2000               (0.76)       (0.01)          --              --           --
12/31/1999               (1.15)       (0.01)          --              --           --
12/31/1998               (0.06)          --           --              --           --
INTERNATIONAL EQUITY
12/31/2001               (0.07)          --        (0.12)             --           --
12/31/2000               (0.00)*      (0.01)       (1.01)             --           --
12/31/1999                  --        (0.03)       (0.34)             --           --
12/31/1998               (0.07)          --        (0.09)             --        (0.06)
STEPHENS INTERMEDIAT
12/31/2001               (0.66)          --        (0.02)             --           --
12/31/2000               (0.50)          --           --              --        (0.00)*
12/31/1999               (0.42)          --           --              --        (0.01)
12/31/1998               (0.35)          --           --              --        (0.00)*

---------------

     Portfolio turnover of the Series Portfolio and Stephens
  +  Intermediate Bond.
(1)  Commencement of Operations July 7, 2000.
  *  Less than one penny per share.
 **  Annualized.

                                                                      RATIO TO AVERAGE NET ASSETS
                                                     -------------------------------------------------------------
                                                                                                         NET
    TOTAL        NET ASSET                                                             NET            INVESTMENT
  DIVIDENDS       VALUE,               NET ASSETS,                    EXPENSES      INVESTMENT          INCOME
     AND          END OF      TOTAL      END OF                       (NET OF         INCOME        (LOSS) (NET OF    PORTFOLIO
DISTRIBUTIONS      YEAR       RETURN      YEAR       EXPENSES      REIMBURSEMENT)     (LOSS)        REIMBURSEMENT)   TURNOVER(+)
-------------   -----------   ------   -----------   --------      --------------   ----------      --------------   -----------
   $(0.32)        $10.48        3.49%  $17,168,886     1.31%            0.75%          2.91%             3.47%           N/A
    (0.55)         10.44        5.84    15,088,213     1.49             0.75           5.04              5.78            N/A
    (0.31)         10.40        4.67     4,522,076     1.73             0.75           3.61              4.59            N/A
    (0.27)         10.23        5.01     8,810,497     1.67             0.75           3.94              4.86            N/A

    (0.40)          7.52       (2.49)   27,033,359     1.52             1.05           1.02              1.49             32%
    (0.77)          8.13      (10.72)   21,834,032     1.48**           1.05**         1.42**            1.85**           76

    (0.46)          9.59      (20.53)   18,231,310     1.65             1.00          (0.92)            (0.27)            63
    (1.44)         12.68      (16.76)   20,415,940     1.66             1.00          (0.96)            (0.30)            97
    (1.39)         16.82       37.36    14,096,936     1.85             1.00          (1.09)            (0.24)            44
    (0.29)         13.35       36.54     5,004,424     2.19             1.00          (1.30)            (0.11)           104

       --           9.73       (3.38)   25,521,122     1.86             1.20          (1.04)            (0.38)            88
    (0.65)         10.07       (4.60)   18,311,219     2.05             1.20          (1.12)            (0.27)            77
    (1.66)         11.17       25.44    12,179,590     2.04             1.20          (1.07)            (0.23)           171
    (0.08)         10.34        4.21     7,937,781     2.27             1.20          (1.26)            (0.19)           173

    (0.80)          7.41        4.60     6,078,517     1.79             1.10           8.20              8.89             90
    (0.77)          7.86       (4.37)    4,615,920     2.23             1.10           7.59              8.72            105
    (1.16)          9.00       (0.07)    3,314,902     2.52             1.10           7.05              8.47            145
    (0.06)         10.15        2.14     2,145,712     3.47             1.10           5.68              8.05             83

    (0.19)         10.37      (18.89)    8,645,580     1.97             1.25          (0.41)             0.31             28
    (1.02)         13.02      (18.98)   12,524,670     1.94             1.25          (0.35)             0.34             46
    (0.37)         17.31       63.93    12,567,502     2.06             1.25          (0.48)             0.33             35
    (0.22)         10.80       10.27     6,386,429     2.40             1.25          (0.45)             0.70             33

    (0.68)         10.63        6.43    35,981,307     1.51             0.80           5.33              6.04             40
    (0.50)         10.64       11.71    32,406,045     1.23             0.80           4.27              4.70            151
    (0.43)          9.99        1.46    21,226,045     1.12             0.80           3.92              4.24            N/A
    (0.35)         10.27        6.22    16,743,039     1.60             0.80           3.74              4.55            N/A

                       DIVERSIFIED INVESTORS FUNDS GROUP

8. CLASS DIVIDENDS AND DISTRIBUTIONS:

     Dividends and distributions per class as of December 31, 2001, are as follows:

                                                                 DIVERSIFIED CLASS       INSTITUTIONAL CLASS
                                                                     OF SHARES                OF SHARES
                                                                 -----------------       -------------------
MONEY MARKET
  Net investment income...................................          $ 9,217,085              $   405,787
  Tax return of capital...................................               30,255                    1,332
VALUE & INCOME
  Net investment income...................................            7,147,572                  383,114
  Net realized gains from investment transactions.........            3,106,141                  166,491
EQUITY GROWTH
  Net realized gains from investment transactions.........            9,728,797                  825,020
  Tax return of capital...................................                  268                       23
HIGH YIELD
  Net investment income...................................            6,120,854                  586,835
  Tax return of capital...................................              262,969                   25,212
INTERNATIONAL EQUITY
  Net investment income...................................            1,470,253                   56,221
  Net realized gains from investment transactions.........            2,370,235                   90,636
STEPHENS INTERMEDIATE
  Net investment income...................................                   --                2,079,032
  Net realized gains from investment transactions.........                   --                   69,746

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of the Diversified Investors Funds Group and Shareholders of the Money Market Fund, High Quality Bond Fund, Intermediate Government Bond Fund, Core Bond Fund, Balanced Fund, Value & Income Fund, Growth & Income Fund, Equity Growth Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund, Special Equity Fund, Aggressive Equity Fund, High Yield Bond Fund, International Equity Fund, Stephens Intermediate Bond Fund and Stock Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the portfolio of investments of Stephens Intermediate Bond Fund, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Fund, High Quality Bond Fund, Intermediate Government Bond Fund, Core Bond Fund, Balanced Fund, Value & Income Fund, Growth & Income Fund, Equity Growth Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund, Special Equity Fund, Aggressive Equity Fund, High Yield Bond Fund, International Equity Fund, Stephens Intermediate Bond Fund and Stock Index Fund (collectively, the "Funds"); (sixteen of the funds constituting the Diversified Investors Funds Group) at December 31, 2001, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, except for the Mid-Cap Value Fund and Mid-Cap Growth Fund for which the period was August 15, 2001 and September 6, 2001 (commencement of operations), respectively, through December 31, 2001 and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
February 19, 2002

                    SHORT HORIZON STRATEGIC ALLOCATION FUND

     The Fund seeks a high level of current income and preservation of capital by primarily investing in a diversified portfolio of fixed income funds. The Fund will be invested across the High Quality Bond, Intermediate Government Bond, Core Bond, High Yield Bond, and Money Market Funds. A portion of the Fund may be invested in relatively conservative equity funds, namely the Value & Income, Growth & Income, and Equity Growth Funds as a hedge against inflation.

     The Short Horizon Strategic Allocation Fund utilizes a structured methodology to asset allocation to consistently add value to balanced portfolios over the long-term. The Fund incorporates broad based, proprietary analysis in building the benchmark portfolio. A disciplined approach to rebalancing is implemented, where tolerance bands (+/- 5% around the target allocations of the underlying funds) systematically trigger a move back to the portfolio's neutral position. This strategy emphasizes solid, long-term performance through selling securities which have appreciated in value, and buying securities at relatively low prices.

[LINE GRAPH]

                                                    SAF SHORT HORIZON        LEHMAN BROS. GOV/CORP.       COMPOSITE BENCHMARK *
                                                         $13,910               BOND INDEX $15,032                $15,362
                                                    -----------------        ----------------------       ---------------------
04/15/1996                                              10000.00                    10000.00                    10000.00
12/31/1996                                              10545.00                    10535.00                    10630.00
12/31/1997                                              11461.00                    11565.00                    11863.00
12/31/1998                                              12189.00                    12659.00                    12958.00
12/31/1999                                              12366.00                    12387.00                    13030.00
12/31/2000                                              13228.00                    13855.00                    14410.00
12/31/2001                                              13910.00                    15032.00                    15362.00


                         Average Annual Total Returns
                         Year to Date                                   5.16%
                         5 Year                                         5.70%
                         Inception to Date                              5.94%

* 80% Lehman Aggregate Bond Index, 10% Russell 1000 Value Index, 10% Salomon 90-Day Treasury Index. This composite index most closely mirrors the portfolio composition of the Short Horizon Strategic Allocation Fund.

The chart shown above represents the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Investors Strategic Allocation Funds for the period since inception through December 31, 2001.

All indices are shown for the period from the funds' inception through December 31, 2001.

Past performance is not indicative of future performance.

              SHORT/INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND

     The Fund seeks a high level of current income with some capital appreciation, by primarily investing in a diversified portfolio of fixed income funds, and to a lesser extent, equity funds. The Fund is a relatively conservative balanced portfolio which seeks competitive returns with considerably less volatility. Assets can be invested in any Diversified fixed income fund. The Fund's equity component may be invested in any Diversified equity fund.

     The Short/Intermediate Horizon Strategic Allocation Fund utilizes a structured methodology to asset allocation to consistently add value to balanced portfolios over the long-term. The Fund incorporates broad based, proprietary analysis in building the benchmark portfolio. A disciplined approach to rebalancing is implemented, where tolerance bands (+/- 5% around the target allocations of the underlying funds) systematically trigger a move back to the portfolio's neutral position. This strategy emphasizes solid, long-term performance through selling securities which have appreciated in value, and buying securities at relatively low prices.

[LINE GRAPH]

                                                SAF
                                         SHORT/INTERMEDIATE      LEHMAN AGGREGATE      RUSSELL 2000 SMALL    COMPOSITE BENCHMARK
                                              $11,458              BOND $13,049           CAP $14,876             * $12,984
                                         ------------------      ----------------      ------------------    -------------------
05/01/1998                                     10000                  10000                  10000                  10000
12/31/1998                                     10373                  10869                   9745                  10611
12/31/1999                                     11112                  10780                  11817                  11250
12/31/2000                                     11383                  12034                  14515                  12454
12/31/2001                                     11458                  13049                  14876                  12984


                         Average Annual Total Returns
                         Year to Date                                   0.66%
                         Inception to Date                              3.77%

* 70% Lehman Aggregate Bond Index, 18% Russell 1000 Value Index, 8% Russell 2000 Small Cap Index, 4% MSCI World Ex-US Equity Index. This composite index most closely mirrors the portfolio composition of the Short/Intermediate Horizon Strategic Allocation Fund.

The chart shown above represents the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Investors Strategic Allocation Funds for the period since inception through December 31, 2001.
All indices are shown for the period from the funds' inception through December 31, 2001.
Past performance is not indicative of future performance.

                 INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND
     The Fund seeks a high level of current income and capital appreciation, by investing in a diversified portfolio of fixed income, and equity funds. The Fund seeks competitive returns with slightly less volatility through generally equal allocations to equity and fixed income. The Fund can invest in any Diversified fixed income fund and in any Diversified equity fund.
     The Intermediate Horizon Strategic Allocation Fund utilizes a structured methodology to asset allocation to consistently add value to balanced portfolios over the long-term. The Fund incorporates broad based, proprietary analysis in building the benchmark portfolio. A disciplined approach to rebalancing is implemented, where tolerance bands (+/- 5% around the target allocations of the underlying funds) systematically trigger a move back to the portfolio's neutral position. This strategy emphasizes solid, long-term performance through selling securities which have appreciated in value, and buying securities at relatively low prices.

[LINE GRAPH]

                                                                                          LEHMAN BROS.
                                          SAF INTERMEDIATE        S&P 500 INDEX       GOV/CORP. BOND INDEX   COMPOSITE BENCHMARK
                                              $14,804                $19,473                $15,032               * $17,975
                                          ----------------        -------------       --------------------   -------------------
04/15/1996                                    10000.00               10000.00               10000.00               10000.00
12/31/1996                                    10559.00               11688.00               10537.00               10928.00
12/31/1997                                    12068.00               15558.00               11565.00               12833.00
12/31/1998                                    13556.00               20070.00               12659.00               14650.00
12/31/1999                                    15337.00               24313.00               12387.00               16214.00
12/31/2000                                    15205.00               22098.00               13855.00               17771.00
12/31/2001                                    14804.00               19473.00               15032.00               17975.00


                         Average Annual Total Returns
                         Year to Date                                 (2.64)%
                         5 Year                                        6.99 %
                         Inception to Date                             7.10 %

* 50% Lehman Aggregate Bond Index, 30% Russell 1000 Value Index, 12% Russell 2000 Small Cap Value, 8% MSCI World Ex-US Equity Index. This composite index most closely mirrors the portfolio composition of the Intermediate Horizon Strategic Allocation Fund.

The chart shown above represents the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Investors Strategic Allocation Funds for the period since inception through December 31, 2001.
All indices are shown for the period from the funds' inception through December 31, 2001.
Past performance is not indicative of future performance.

              INTERMEDIATE/LONG HORIZON STRATEGIC ALLOCATION FUND
     The Fund seeks long-term capital appreciation, by primarily investing in a diversified portfolio of equity funds, and to a lesser extent, fixed income funds. The Fund is a relatively aggressive balanced portfolio which seeks competitive returns with slightly more volatility. The Fund can invest in any Diversified fixed income fund, and in any Diversified equity fund.
     The Intermediate/Long Horizon Strategic Allocation Fund utilizes a structured methodology to asset allocation to consistently add value to balanced portfolios over the long-term. The Fund incorporates broad based, proprietary analysis in building the benchmark portfolio. A disciplined approach to rebalancing is implemented, where tolerance bands (+/- 5% around the target allocations of the underlying funds) systematically trigger a move back to the portfolio's neutral position. This strategy emphasizes solid, long-term performance through selling securities which have appreciated in value, and buying securities at relatively low prices.

[LINE GRAPH]

                                                  SAF INTERMEDIATE/LONG                                   COMPOSITE BENCHMARK *
                                                         $15,328              S&P 500 INDEX $19,473              $19,205
                                                  ---------------------       ---------------------       ---------------------
04/15/1996                                              10000.00                    10000.00                    10000.00
12/31/1996                                              10565.00                    11689.00                    11084.00
12/31/1997                                              12567.00                    15588.00                    13392.00
12/31/1998                                              14335.00                    20070.00                    15494.00
12/31/1999                                              17067.00                    24313.00                    17848.00
12/31/2000                                              16482.00                    22098.00                    19494.00
12/31/2001                                              15328.00                    19473.00                    19205.00


                         Average Annual Total Returns
                         Year to Date                                 (7.00)%
                         5 Year                                        7.73 %
                         Inception to Date                             7.76 %

* 30% Lehman Aggregate Bond Index, 42% Russell 1000 Value Index, 18% Russell 2000 Small Cap Index, 10% MSCI World Ex-US Equity Index. This composite index most closely mirrors the portfolio composition of the Intermediate/Long Horizon Strategic Allocation Fund.

The chart shown above represents the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Investors Strategic Allocation Funds for the period since inception through December 31, 2001.
All indices are shown for the period from the funds' inception through December 31, 2001.
Past performance is not indicative of future performance.

                     LONG HORIZON STRATEGIC ALLOCATION FUND
     The Fund seeks long-term capital appreciation by investing in a diversified portfolio of equity funds. The Fund can invest in any Diversified equity fund, including large, mid, and small capitalization stock funds, value and growth-oriented funds, and the international equity fund. Fixed income funds may be utilized to reduce the potential impact of stock market declines.
     The Long Horizon Strategic Allocation Fund utilizes a structured methodology to asset allocation to consistently add value to balanced portfolios over the long-term. The Fund incorporates broad based, proprietary analysis in building the benchmark portfolio. A disciplined approach to rebalancing is implemented, where tolerance bands (+/- 5% around the target allocations of the underlying funds) systematically trigger a move back to the portfolio's neutral position. This strategy emphasizes solid, long-term performance through selling securities which have appreciated in value, and buying securities at relatively low prices.

[LINE GRAPH]

                                                                                       RUSSELL 2000 SMALL    COMPOSITE BENCHMARK
                                         SAF LONG $10,770     RUSSELL 1000 $15,516        CAP $14,876             * $12,865
                                         ----------------     --------------------     ------------------    -------------------
05/01/1998                                   10000.00               10000.00                10000.00               10000.00
12/31/1998                                   10381.00               12702.00                 9745.00               10374.00
12/31/1999                                   13226.00               15358.00                11817.00               12667.00
12/31/2000                                   12265.00               16435.00                14515.00               13672.00
12/31/2001                                   10770.00               15516.00                14876.00               12865.00


                         Average Annual Total Returns
                         Year to Date                                (12.19)%
                         Inception to Date                             2.03 %

* 60% Russell 1000 Value Index, 25% Russell 2000 Small Cap Index, 15% MSCI World Ex-US Equity Index. This composite index most closely mirrors the portfolio composition of the Long Horizon Strategic Allocation Fund.

The chart shown above represents the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Investors Strategic Allocation Funds for the period since inception through December 31, 2001.
All indices are shown for the period from the funds' inception through December 31, 2001.
Past performance is not indicative of future performance.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001

                                                  SHORT                      INTERMEDIATE
                                    SHORT      INTERMEDIATE   INTERMEDIATE       LONG           LONG
                                   HORIZON       HORIZON        HORIZON        HORIZON        HORIZON
                                 -----------   ------------   ------------   ------------   ------------
ASSETS:
Investments at value (cost,
  $64,546,913, $54,519,719,
  $221,585,591, $272,431,198
  and $137,466,416,
  respectively)................  $64,325,096   $52,150,891    $206,393,227   $243,782,973   $122,387,677
Receivable for Fund shares
  sold.........................      589,493       384,774       1,231,940        747,740        501,604
                                 -----------   -----------    ------------   ------------   ------------
  Total Assets.................   64,914,589    52,535,665     207,625,167    244,530,713    122,889,281
                                 -----------   -----------    ------------   ------------   ------------
LIABILITIES:
Payable for investments
  purchased....................      569,179       378,312         814,659        632,969        451,180
Payable for Fund shares
  redeemed.....................       20,314         6,462         417,281        114,771         50,424
Accrued investment advisory
  fee..........................       10,572         8,611          34,273         40,528         20,185
                                 -----------   -----------    ------------   ------------   ------------
  Total Liabilities............      600,065       393,385       1,266,213        788,268        521,789
                                 -----------   -----------    ------------   ------------   ------------
NET ASSETS.....................  $64,314,524   $52,142,280    $206,358,954   $243,742,445   $122,367,492
                                 ===========   ===========    ============   ============   ============
NET ASSETS CONSIST OF:
  Paid-in capital..............  $64,544,808   $54,942,947    $222,079,282   $273,401,538   $137,591,573
  Accumulated net realized
     losses....................       (8,467)     (431,839)       (527,964)    (1,010,868)      (145,342)
  Net unrealized depreciation
     on investments............     (221,817)   (2,368,828)    (15,192,364)   (28,648,225)   (15,078,739)
                                 -----------   -----------    ------------   ------------   ------------
NET ASSETS.....................  $64,314,524   $52,142,280    $206,358,954   $243,742,445   $122,367,492
                                 ===========   ===========    ============   ============   ============
Outstanding shares of capital
  stock of $.00001 par value
  per share, unlimited number
  of shares of beneficial
  interest authorized..........    6,007,275     5,556,099      19,025,717     22,274,079     12,715,188
                                 ===========   ===========    ============   ============   ============
NET ASSET VALUE PER SHARE*.....  $     10.71   $      9.38    $      10.85   $      10.94   $       9.62
                                 ===========   ===========    ============   ============   ============

---------------
* Net asset value per share equals Net assets/Outstanding shares.

                       See notes to financial statements.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                SHORT                      INTERMEDIATE
                                  SHORT      INTERMEDIATE   INTERMEDIATE       LONG           LONG
                                 HORIZON       HORIZON        HORIZON        HORIZON        HORIZON
                                ----------   ------------   ------------   ------------   ------------
INCOME:
  Income distribution
     earned..................   $2,761,877   $ 2,026,023    $  6,237,513   $  5,112,068   $    599,540
  Investment advisory fee....     (102,684)      (84,177)       (363,257)      (439,228)      (203,555)
                                ----------   -----------    ------------   ------------   ------------
     Net investment income...    2,659,193     1,941,846       5,874,256      4,672,840        395,985
                                ----------   -----------    ------------   ------------   ------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS:
  Capital gain distribution
     earned..................      181,069       195,389         902,695      1,208,943        729,313
  Net realized losses on
     investments.............       (1,845)     (353,246)       (352,187)      (734,443)       (73,792)
  Net change in unrealized
     depreciation on
     investments.............     (404,031)   (1,322,901)    (10,816,917)   (20,437,143)   (12,928,792)
                                ----------   -----------    ------------   ------------   ------------
  Net realized and unrealized
     losses on investments...     (224,807)   (1,480,758)    (10,266,409)   (19,962,643)   (12,273,271)
                                ----------   -----------    ------------   ------------   ------------
Net increase (decrease) in
  net assets resulting from
  operations.................   $2,434,386   $   461,088    $ (4,392,153)  $(15,289,803)  $(11,877,286)
                                ==========   ===========    ============   ============   ============

                       See notes to financial statements.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                         SHORT                      INTERMEDIATE
                                          SHORT       INTERMEDIATE   INTERMEDIATE       LONG           LONG
                                         HORIZON        HORIZON        HORIZON        HORIZON        HORIZON
                                       ------------   ------------   ------------   ------------   ------------
FROM OPERATIONS:
  Net investment income..............  $  2,659,193   $ 1,941,846    $  5,874,256   $  4,672,840   $    395,985
  Capital gain distribution earned...       181,069       195,389         902,695      1,208,943        729,313
  Net realized losses on
    investments......................        (1,845)     (353,246)       (352,187)      (734,443)       (73,792)
  Net change in unrealized
    depreciation on investments......      (404,031)   (1,322,901)    (10,816,917)   (20,437,143)   (12,928,792)
                                       ------------   -----------    ------------   ------------   ------------
  Net increase (decrease) in net
    assets resulting from
    operations.......................     2,434,386       461,088      (4,392,153)   (15,289,803)   (11,877,286)
                                       ------------   -----------    ------------   ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income..............    (2,659,193)   (1,941,846)     (5,874,256)    (4,672,840)      (395,985)
  Net realized gains from investment
    transactions.....................       (12,327)           --        (241,746)      (628,453)      (800,856)
  Tax return of capital..............          (676)           (9)         (8,672)       (25,168)        (1,423)
                                       ------------   -----------    ------------   ------------   ------------
  Total dividends and
    distributions....................    (2,672,196)   (1,941,855)     (6,124,674)    (5,326,461)    (1,198,264)
                                       ------------   -----------    ------------   ------------   ------------
FROM SHARE TRANSACTIONS:
  Proceeds from shares issued........    40,389,059    26,157,041      91,905,363     94,459,636     63,395,090
  Proceeds from dividends and
    distributions reinvested.........     2,672,196     1,941,855       6,124,674      5,326,461      1,198,264
  Value of shares redeemed...........   (16,810,370)   (8,377,949)    (39,907,948)   (39,655,697)   (17,332,651)
                                       ------------   -----------    ------------   ------------   ------------
  Net increase in net assets from
    capital share transactions.......    26,250,885    19,720,947      58,122,089     60,130,400     47,260,703
                                       ------------   -----------    ------------   ------------   ------------
  Total increase in net assets.......    26,013,075    18,240,180      47,605,262     39,514,136     34,185,153
NET ASSETS:
  Beginning of year..................    38,301,449    33,902,100     158,753,692    204,228,309     88,182,339
                                       ------------   -----------    ------------   ------------   ------------
  End of year........................  $ 64,314,524   $52,142,280    $206,358,954   $243,742,445   $122,367,492
                                       ============   ===========    ============   ============   ============
Shares outstanding beginning of
  year...............................     3,579,937     3,481,375      13,780,581     16,943,130      7,956,114
Shares issued during year............     3,731,310     2,746,158       8,334,890      8,441,985      6,400,634
Shares received on reinvestment of
  dividends and distributions during
  year...............................       249,184       206,831         566,353        489,284        127,712
Shares redeemed during year..........    (1,553,156)     (878,265)     (3,656,107)    (3,600,320)    (1,769,272)
                                       ------------   -----------    ------------   ------------   ------------
Shares outstanding end of year.......     6,007,275     5,556,099      19,025,717     22,274,079     12,715,188
                                       ============   ===========    ============   ============   ============

                       See notes to financial statements.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                       SHORT                      INTERMEDIATE
                                         SHORT      INTERMEDIATE   INTERMEDIATE       LONG          LONG
                                        HORIZON       HORIZON        HORIZON        HORIZON        HORIZON
                                      -----------   ------------   ------------   ------------   -----------
FROM OPERATIONS:
  Net investment income.............  $ 1,347,416   $ 1,045,040    $  4,703,908   $  4,680,482   $   854,138
  Capital gain distribution
    earned..........................      101,052       223,729       1,847,249      3,481,087     2,083,432
  Net realized gains (losses) on
    investments.....................     (139,888)      217,371       4,072,103      6,485,972      (626,228)
  Net change in unrealized
    appreciation (depreciation) on
    investments.....................      668,666    (1,132,292)    (11,286,838)   (21,158,955)   (7,414,866)
                                      -----------   -----------    ------------   ------------   -----------
  Net increase (decrease) in net
    assets resulting from
    operations......................    1,977,246       353,848        (663,578)    (6,511,414)   (5,103,524)
                                      -----------   -----------    ------------   ------------   -----------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income.............   (1,347,416)   (1,045,040)     (4,703,908)    (4,680,482)     (854,138)
  Net realized gains from investment
    transactions....................           --      (461,934)     (6,417,667)   (10,540,584)   (1,512,310)
  In excess of net realized gains...     (128,450)     (273,982)       (836,726)      (856,914)           (6)
  Tax return of capital.............           --       (37,286)         (2,829)        (2,632)       (1,821)
                                      -----------   -----------    ------------   ------------   -----------
  Total dividends and
    distributions...................   (1,475,866)   (1,818,242)    (11,961,130)   (16,080,612)   (2,368,275)
                                      -----------   -----------    ------------   ------------   -----------
FROM SHARE TRANSACTIONS:
  Proceeds from shares issued.......   26,645,628    27,279,430     113,996,002    113,843,627    65,083,105
  Proceeds from dividends and
    distributions reinvested........    1,475,866     1,818,242      11,961,130     16,080,612     2,368,275
  Value of shares redeemed..........   (6,896,174)   (3,435,058)    (49,567,622)   (31,004,061)   (9,727,577)
                                      -----------   -----------    ------------   ------------   -----------
  Net increase in net assets from
    capital share transactions......   21,225,320    25,662,614      76,389,510     98,920,178    57,723,803
                                      -----------   -----------    ------------   ------------   -----------
  Total increase in net assets......   21,726,700    24,198,220      63,764,802     76,328,152    50,252,004
NET ASSETS:
  Beginning of year.................   16,574,749     9,703,880      94,988,890    127,900,157    37,930,335
                                      -----------   -----------    ------------   ------------   -----------
  End of year.......................  $38,301,449   $33,902,100    $158,753,692   $204,228,309   $88,182,339
                                      ===========   ===========    ============   ============   ===========
Shares outstanding beginning of
  year..............................    1,569,563       946,834       7,514,026      9,401,845     3,077,802
Shares issued during year...........    2,521,169     2,689,663       9,206,283      8,542,644     5,480,425
Shares received on reinvestment of
  dividends and distributions during
  year..............................      139,504       185,400       1,029,059      1,329,327       211,375
Shares redeemed during year.........     (650,299)     (340,522)     (3,968,787)    (2,330,686)     (813,488)
                                      -----------   -----------    ------------   ------------   -----------
Shares outstanding end of year......    3,579,937     3,481,375      13,780,581     16,943,130     7,956,114
                                      ===========   ===========    ============   ============   ===========

                       See notes to financial statements.

                    SHORT HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2001

 SHARES                                                                     VALUE
 ------                                                                  -----------
           INVESTMENTS
1,544,021  Diversified Investors Funds Group -- Core Bond Fund.........  $18,929,703
1,069,249  Diversified Investors Funds Group -- High Quality Bond
             Fund......................................................   12,499,524
  718,731  Diversified Investors Funds Group -- High Yield Bond Fund...    6,252,959
1,126,736  Diversified Investors Funds Group -- Intermediate Government
             Bond Fund.................................................   12,540,573
  729,083  Diversified Investors Funds Group -- Money Market Fund......    7,735,573
  293,805  Diversified Investors Funds Group -- Value & Income Fund....    6,366,764
                                                                         -----------
           Total Investments -- 100.02% (Cost $64,546,913).............   64,325,096
           Liabilities less other assets -- (0.02%)....................      (10,572)
                                                                         -----------
           NET ASSETS -- 100.00%.......................................  $64,314,524
                                                                         ===========
           The aggregate cost of investments for federal income tax
             purposes at December 31, 2001 is $64,555,380.
           The following amount is based on cost for federal income tax purposes:
             Gross unrealized appreciation.............................  $   504,032
             Gross unrealized depreciation.............................     (734,316)
                                                                         -----------
             Net unrealized depreciation...............................  $  (230,284)
                                                                         ===========

                       See notes to financial statements.

              SHORT INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2001

 SHARES                                                                     VALUE
 ------                                                                  -----------
           INVESTMENTS
   81,168  Diversified Investors Funds Group -- Aggressive Equity
             Fund......................................................  $   995,935
1,415,686  Diversified Investors Funds Group -- Core Bond Fund.........   17,356,309
  103,793  Diversified Investors Funds Group -- Equity Growth Fund.....    1,940,933
  131,888  Diversified Investors Funds Group -- Growth & Income Fund...    2,450,473
  626,706  Diversified Investors Funds Group -- High Quality Bond
             Fund......................................................    7,326,194
  852,266  Diversified Investors Funds Group -- High Yield Bond Fund...    7,414,717
  222,289  Diversified Investors Funds Group -- Intermediate Government
             Bond Fund.................................................    2,474,075
  158,689  Diversified Investors Funds Group -- International Equity
             Fund......................................................    1,974,087
  245,302  Diversified Investors Funds Group -- Money Market Fund......    2,602,651
  143,766  Diversified Investors Funds Group -- Special Equity Fund....    3,147,036
  206,206  Diversified Investors Funds Group -- Value & Income Fund....    4,468,481
                                                                         -----------
           Total Investments -- 100.02% (Cost $54,519,719).............   52,150,891
           Liabilities less other assets -- (0.02%)....................       (8,611)
                                                                         -----------
           NET ASSETS -- 100.00%.......................................  $52,142,280
                                                                         ===========
           The aggregate cost of investments for federal income tax
             purposes at December 31, 2001 is $54,767,758.
           The following amount is based on cost for federal income tax purposes:
             Gross unrealized appreciation.............................  $    88,085
             Gross unrealized depreciation.............................   (2,704,952)
                                                                         -----------
             Net unrealized depreciation...............................  $(2,616,867)
                                                                         ===========

                       See notes to financial statements.

                 INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2001

 SHARES                                                                     VALUE
 ------                                                                  ------------
           INVESTMENTS
  502,522  Diversified Investors Funds Group -- Aggressive Equity
             Fund......................................................  $  6,165,941
4,173,928  Diversified Investors Funds Group -- Core Bond Fund.........    51,172,359
  759,187  Diversified Investors Funds Group -- Equity Growth Fund.....    14,196,806
  878,893  Diversified Investors Funds Group -- Growth & Income Fund...    16,329,825
1,700,428  Diversified Investors Funds Group -- High Quality Bond
             Fund......................................................    19,878,006
2,342,786  Diversified Investors Funds Group -- High Yield Bond Fund...    20,382,234
  916,834  Diversified Investors Funds Group -- Intermediate Government
             Bond Fund.................................................    10,204,362
1,173,517  Diversified Investors Funds Group -- International Equity
             Fund......................................................    14,598,555
  190,976  Diversified Investors Funds Group -- Money Market Fund......     2,026,258
  945,392  Diversified Investors Funds Group -- Special Equity Fund....    20,694,627
1,418,747  Diversified Investors Funds Group -- Value & Income Fund....    30,744,254
                                                                         ------------
           Total Investments -- 100.02% (Cost $221,585,591)............   206,393,227
           Liabilities less other assets -- (0.02%)....................       (34,273)
                                                                         ------------
           NET ASSETS -- 100.00%.......................................  $206,358,954
                                                                         ============
           The aggregate cost of investments for federal income tax
             purposes at December 31, 2001 is $222,113,555.
           The following amount is based on cost for federal income tax purposes:
             Gross unrealized appreciation.............................  $    693,367
             Gross unrealized depreciation.............................   (16,413,695)
                                                                         ------------
             Net unrealized depreciation...............................  $(15,720,328)
                                                                         ============

                       See notes to financial statements.

              INTERMEDIATE LONG HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2001

 SHARES                                                                     VALUE
 ------                                                                  ------------
           INVESTMENTS
  786,844  Diversified Investors Funds Group -- Aggressive Equity
             Fund......................................................  $  9,654,572
2,401,197  Diversified Investors Funds Group -- Core Bond Fund.........    29,438,670
1,287,185  Diversified Investors Funds Group -- Equity Growth Fund.....    24,070,359
1,429,482  Diversified Investors Funds Group -- Growth & Income Fund...    26,559,769
  992,825  Diversified Investors Funds Group -- High Quality Bond
             Fund......................................................    11,606,130
2,245,538  Diversified Investors Funds Group -- High Yield Bond Fund...    19,536,179
1,099,736  Diversified Investors Funds Group -- Intermediate Government
             Bond Fund.................................................    12,240,067
1,971,880  Diversified Investors Funds Group -- International Equity
             Fund......................................................    24,530,187
  117,132  Diversified Investors Funds Group -- Money Market Fund......     1,242,774
1,551,523  Diversified Investors Funds Group -- Special Equity Fund....    33,962,834
2,350,781  Diversified Investors Funds Group -- Value & Income Fund....    50,941,432
                                                                         ------------
           Total Investments -- 100.02% (Cost $272,431,198)............   243,782,973
           Liabilities less other assets -- (0.02%)....................       (40,528)
                                                                         ------------
           NET ASSETS -- 100.00%.......................................  $243,742,445
                                                                         ============
           The aggregate cost of investments for federal income tax
             purposes at December 31, 2001 is $273,442,066.
           The following amount is based on cost for federal income tax purposes:
             Gross unrealized appreciation.............................  $    693,225
             Gross unrealized depreciation.............................   (30,352,318)
                                                                         ------------
             Net unrealized depreciation...............................  $(29,659,093)
                                                                         ============

                       See notes to financial statements.

                     LONG HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2001

 SHARES                                                                     VALUE
 ------                                                                  ------------
           INVESTMENTS
  485,251  Diversified Investors Funds Group -- Aggressive Equity
             Fund......................................................  $  5,954,031
  952,289  Diversified Investors Funds Group -- Equity Growth Fund.....    17,807,804
  961,570  Diversified Investors Funds Group -- Growth & Income Fund...    17,865,962
1,435,747  Diversified Investors Funds Group -- International Equity
             Fund......................................................    17,860,693
  230,477  Diversified Investors Funds Group -- Money Market Fund......     2,445,363
1,115,940  Diversified Investors Funds Group -- Special Equity Fund....    24,427,933
1,662,478  Diversified Investors Funds Group -- Value & Income Fund....    36,025,891
                                                                         ------------
           Total Investments -- 100.02% (Cost $137,466,416)............   122,387,677
           Liabilities less other assets -- (0.02%)....................       (20,185)
                                                                         ------------
           NET ASSETS -- 100.00%.......................................  $122,367,492
                                                                         ============
           The aggregate cost of investments for federal income tax
             purposes at December 31, 2001 is $137,611,758.
           The following amount is based on cost for federal income tax purposes:
             Gross unrealized appreciation.............................  $    133,229
             Gross unrealized depreciation.............................   (15,357,310)
                                                                         ------------
             Net unrealized depreciation...............................  $(15,224,081)
                                                                         ============

                       See notes to financial statements.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     The Diversified Investors Funds Group II (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust is composed of twenty different series that are, in effect, separate investment funds. Five of the series are doing business as the Diversified Investors Strategic Allocation Funds and are presented herein: Short Horizon Strategic Allocation Fund ("Short Horizon"), Short Intermediate Horizon Strategic Allocation Fund ("Short Intermediate Horizon"), Intermediate Horizon Strategic Allocation Fund ("Intermediate Horizon"), Intermediate Long Horizon Strategic Allocation Fund ("Intermediate Long Horizon"), and Long Horizon Strategic Allocation Fund ("Long Horizon") (collectively, the "Funds"). The Trust established and designated the Short Horizon, the Intermediate Horizon, and the Intermediate Long Horizon as separate series on April 15, 1996. The Short Intermediate Horizon and the Long Horizon were established and designated as separate series on May 1, 1998. Each Fund seeks to achieve its investment objective by investing all of its investable assets among the Diversified Investors Funds Group (the "Funds Group"). The Funds Group is an open-end management investment company registered under the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

     A. INVESTMENT VALUATION:

     The value of any Fund's investment in a corresponding fund of the Funds Group is valued at the net asset value per share of each fund determined as of the close of the New York Stock Exchange on the valuation date.

     B. INVESTMENT INCOME:

     Income and capital gain distributions earned are recorded on the ex-dividend date.

     C. DIVIDENDS AND DISTRIBUTIONS:

     Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized capital gains will normally be declared quarterly and annually, respectively, and reinvested in additional full and fractional shares.

     D. FEDERAL INCOME TAXES:

     Each Fund is a separate entity for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     E. OPERATING EXPENSES:

     The Trust accounts separately for the assets, liabilities and operations of each Fund. Each Fund will indirectly bear its pro rata share of fees and expenses incurred by the Funds Group.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     F. OTHER:

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND TRANSACTIONS WITH AFFILIATES

     The Trust has entered into an Advisory Agreement with Diversified Investment Advisors, Inc. (the "Advisor"), an indirect, wholly-owned subsidiary of AEGON USA, Inc., under which the Advisor provides administration, transfer agency and shareholder services. For providing these services, facilities and for bearing the related expenses, the Advisor receives a monthly fee from each Fund at an annual rate equal to 0.20% of the average daily net assets of each Fund.

     Certain trustees and officers of the Trust are also directors, officers or employees of the Advisor or its affiliates. None of the trustees so affiliated receive compensation for services as trustees of the Trust. Similarly, none of the Trust's officers receive compensation from the Funds.

4. PURCHASE AND SALES OF INVESTMENTS

     The aggregate cost of investments purchased and proceeds from the sales for the year ended December 31, 2001, were as follows:

                                                             COST OF PURCHASES    PROCEEDS FROM SALES
                                                             -----------------    -------------------
Short Horizon..............................................    $ 54,721,949          $ 28,298,345
Short Intermediate Horizon.................................      43,002,148            23,082,481
Intermediate Horizon.......................................     160,729,805           101,945,795
Intermediate Long Horizon..................................     169,658,795           108,964,221
Long Horizon...............................................     100,205,461            53,011,108

5. FEDERAL INCOME TAX INFORMATION

     Reclassifications arising from "book/tax" differences for the year ended December 31, 2001, were as follows:

                                                    UNDISTRIBUTED      ACCUMULATED
                                                    NET INVESTMENT     NET REALIZED
                                                    INCOME (LOSS)     GAINS (LOSSES)    PAID IN CAPITAL
                                                      INCREASED         INCREASED          INCREASED
                                                     (DECREASED)       (DECREASED)        (DECREASED)
                                                    --------------    --------------    ---------------
Short Horizon.....................................      $   --           $    --           $     --
Short Intermediate Horizon........................          --                --                 --
Intermediate Horizon..............................          --                --                 --
Intermediate Long Horizon.........................          --                --                 --
Long Horizon......................................          --                --                 --

     These reclassifications of the components of net assets reflected in the Statements of Assets and Liabilities did not affect net investment income
(loss), net realized gains (losses), or net assets.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

5. FEDERAL INCOME TAX INFORMATION (CONTINUED)

     Distributions during the year ended December 31, 2001 were characterized as follows for tax purposes:

                                               ORDINARY       LONG TERM      RETURN OF        TOTAL
                                                INCOME      CAPITAL GAINS     CAPITAL     DISTRIBUTIONS
                                              ----------    -------------    ---------    -------------
Short Horizon...............................  $2,659,621      $ 11,899        $   676      $2,672,196
Short Intermediate Horizon..................   1,941,846            --              9       1,941,855
Intermediate Horizon........................   5,874,256       241,746          8,672       6,124,674
Intermediate Long Horizon...................   4,672,840       628,453         25,168       5,326,461
Long Horizon................................     395,985       800,856          1,423       1,198,264

     The tax character of distributable earnings/(accumulated losses) at December 31, 2001 was as follows:

                                                              UNDISTRIBUTED
                                                                LONG-TERM
                                             UNDISTRIBUTED    GAIN/CAPITAL       CAPITAL
                                               ORDINARY           LOSS             LOSS        EXPIRATION
                                                INCOME        CARRYFORWARD     CARRYFORWARD       DATE
                                             -------------    -------------    ------------    ----------
Short Intermediate Horizon.................       $--           $(183,800)       $183,800         2009

                      (This page intentionally left blank)

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

6. FINANCIAL HIGHLIGHTS

     For an average share outstanding for the period/year:

                                            INCOME FROM
                                       INVESTMENT OPERATIONS                        DIVIDENDS AND DISTRIBUTIONS FROM
                                      -----------------------                ----------------------------------------------
                                                      NET
                                                    REALIZED
                        NET ASSET        NET          AND                                   NET      IN EXCESS OF     TAX
       FOR THE            VALUE,      INVESTMENT   UNREALIZED   TOTAL FROM      NET       REALIZED     REALIZED     RETURN
     PERIOD/YEAR       BEGINNING OF     INCOME       GAINS      INVESTMENT   INVESTMENT   CAPITAL      GAINS ON       OF
        ENDED          PERIOD/YEAR      (LOSS)      (LOSSES)    OPERATIONS     INCOME      GAINS     INVESTMENTS    CAPITAL
     -----------       ------------   ----------   ----------   ----------   ----------   --------   ------------   -------
SHORT HORIZON
12/31/2001...........     $10.70        $0.56        $(0.02)      $ 0.54       $(0.53)     $(0.00)*     $   --      $(0.00)*
12/31/2000...........      10.56         0.59          0.13         0.72        (0.54)         --        (0.04)         --
12/31/1999...........      10.92         0.49         (0.34)        0.15        (0.47)      (0.04)          --          --
12/31/1998...........      10.70         0.44          0.24         0.68        (0.41)      (0.05)          --       (0.00)*
12/31/1997...........      10.34         0.49          0.41         0.90        (0.52)      (0.02)          --          --
SHORT INTERMEDIATE HORIZON
12/31/2001...........       9.74         0.44         (0.38)        0.06        (0.42)         --           --       (0.00)*
12/31/2000...........      10.25         0.51         (0.32)        0.19        (0.40)      (0.18)       (0.11)      (0.01)
12/31/1999...........      10.04         0.61          0.15         0.76        (0.47)      (0.08)          --          --
12/31/1998(1)........      10.00         0.46         (0.09)        0.37        (0.27)      (0.06)          --       (0.00)*
INTERMEDIATE HORIZON
12/31/2001...........      11.52         0.36         (0.67)       (0.31)       (0.35)      (0.01)          --       (0.00)*
12/31/2000...........      12.64         0.41         (0.53)       (0.12)       (0.43)      (0.49)       (0.08)      (0.00)*
12/31/1999...........      11.83         0.57          0.96         1.53        (0.49)      (0.23)          --          --
12/31/1998...........      10.98         0.34          1.00         1.34        (0.35)      (0.14)          --       (0.00)*
12/31/1997...........      10.32         0.48          0.99         1.47        (0.72)      (0.08)          --       (0.01)
INTERMEDIATE LONG HORIZON
12/31/2001...........      12.05         0.24         (1.09)       (0.85)       (0.23)      (0.03)          --       (0.00)*
12/31/2000...........      13.60         0.32         (0.80)       (0.48)       (0.34)      (0.66)       (0.07)      (0.00)*
12/31/1999...........      12.32         0.51          1.80         2.31        (0.46)      (0.57)          --          --
12/31/1998...........      11.32         0.28          1.29         1.57        (0.39)      (0.18)          --       (0.00)*
12/31/1997...........      10.30         0.41          1.53         1.94        (0.80)      (0.11)          --       (0.01)
LONG HORIZON
12/31/2001...........      11.08         0.04         (1.39)       (1.35)       (0.04)      (0.07)          --       (0.00)*
12/31/2000...........      12.32         0.15         (1.04)       (0.89)       (0.14)      (0.21)       (0.00)*     (0.00)*
12/31/1999...........      10.08         0.39          2.34         2.73        (0.27)      (0.22)          --          --
12/31/1998(1)........      10.00         0.21          0.16         0.37        (0.12)      (0.17)          --       (0.00)*

---------------

(1)  Commencement of Operations, May 1, 1998.
  *  Less than one penny per share.
 **  Annualized

                                          RATIOS TO AVERAGE NET ASSETS
                                          -----------------------------
    TOTAL                                                     NET
  DIVIDENDS       NET ASSET                                INVESTMENT     PORTFOLIO
     AND          VALUE, END     TOTAL                       INCOME       TURNOVER       NET ASSETS,
DISTRIBUTIONS   OF PERIOD/YEAR   RETURN     EXPENSES         (LOSS)         RATE      END OF PERIOD/YEAR
-------------   --------------   ------   ------------   --------------   ---------   ------------------


   $(0.53)          $10.71         5.16%      0.20%            5.17%          55%        $ 64,314,524
    (0.58)           10.70         6.97       0.20             5.58          131           38,301,449
    (0.51)           10.56         1.45       0.20             4.48           41           16,574,749
    (0.46)           10.92         6.37       0.20             4.00          113           13,019,430
    (0.54)           10.70         8.69       0.20             4.49          348            6,015,072

    (0.42)            9.38         0.66       0.20             4.60           55           52,142,280
    (0.70)            9.74         1.86       0.20             5.03          208           33,902,100
    (0.55)           10.25         7.70       0.20             5.91          119            9,703,880
    (0.33)           10.04         3.73       0.20**           6.94**        260            3,657,312

    (0.36)           10.85        (2.64)      0.20             3.23           56          206,358,954
    (1.00)           11.52        (0.86)      0.20             3.30          129          158,753,692
    (0.72)           12.64        13.14       0.20             4.59           56           94,988,890
    (0.49)           11.83        12.27       0.20             2.97          124           57,365,875
    (0.81)           10.98        14.29       0.20             4.26          322           24,664,668

    (0.26)           10.94        (7.00)      0.20             2.13           50          243,742,445
    (1.07)           12.05        (3.43)      0.20             2.40          121          204,228,309
    (1.03)           13.60        19.06       0.20             3.90          107          127,900,157
    (0.57)           12.32        14.02       0.20             2.33          135           62,688,689
    (0.92)           11.32        18.95       0.20             3.55          336           25,866,529

    (0.11)            9.62       (12.19)      0.20             0.39           52          122,367,492
    (0.35)           11.08        (7.27)      0.20             1.26          112           88,182,339
    (0.49)           12.32        27.41       0.20             3.49          108           37,930,335
    (0.29)           10.08         3.81       0.20**           3.35**        276           10,672,299

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

7. INVESTMENTS IN AFFILIATES

     The market value of investments in affiliates (as defined in the Investment Company Act of 1940, "Affiliated Companies" are those in which the Trust is under common control with an affiliated entity) at December 31, 2001 totaled $64,325,096, $52,150,891, $206,393,227, $243,782,973, and $122,387,677, for
Short Horizon, Short Intermediate Horizon, Intermediate Horizon, Intermediate Long Horizon and Long Horizon, respectively.

     Affiliates and the gain/(loss) from sales of affiliates are as follows:

                                        BEGINNING    SHARES      SHARES      ENDING       PURCHASE         SALE       GAIN (LOSS)
                                         SHARES     PURCHASED     SOLD       SHARES         COST           COST        ON SALES
                                        ---------   ---------   ---------   ---------   ------------   ------------   -----------
SHORT HORIZON
-------------
INVESTMENTS:
Diversified Investors Funds Group --
  Core Bond Fund......................   913,293     630,729            1   1,544,021   $  7,880,185   $          1    $      (1)
Diversified Investors Funds Group --
  High Quality Bond Fund..............   645,999     423,250           --   1,069,249      4,960,847             --           --
Diversified Investors Funds Group --
  High Yield Bond Fund................   392,357     329,204        2,830     718,731      2,966,814         33,033       (8,466)
Diversified Investors Funds Group --
  Intermediate Government Bond Fund...   674,949     451,787           --   1,126,736      5,055,031             --           --
Diversified Investors Funds Group --
  Money Market Fund...................   442,886    2,923,473   2,637,276     729,083     31,143,916     28,096,644       (1,984)
Diversified Investors Funds Group --
  Value & Income Fund.................   175,626     126,007        7,828     293,805      2,715,156        170,512        8,606
                                                                                        ------------   ------------    ---------
                                                                                        $ 54,721,949   $ 28,300,190    $  (1,845)
                                                                                        ============   ============    =========

SHORT INTERMEDIATE HORIZON
--------------------------
INVESTMENTS:
Diversified Investors Funds Group --
  Aggressive Equity Fund..............    31,410      64,921       15,163      81,168   $    847,725   $    353,685    $(142,768)
Diversified Investors Funds Group --
  Core Bond Fund......................   940,547     494,948       19,809   1,415,686      6,185,444        248,280        2,705
Diversified Investors Funds Group --
  Equity Growth Fund..................    48,964      64,049        9,220     103,793      1,272,488        281,792      (84,046)
Diversified Investors Funds Group --
  Growth & Income Fund................    61,279      77,869        7,260     131,888      1,541,853        212,067      (51,207)
Diversified Investors Funds Group --
  High Quality Bond Fund..............   420,550     217,550       11,394     626,706      2,550,412        128,695        6,780
Diversified Investors Funds Group --
  High Yield Bond Fund................   519,513     333,575          822     852,266      2,992,046          8,247         (325)
Diversified Investors Funds Group --
  Intermediate Government Bond Fund...   148,948      77,516        4,175     222,289        868,072         44,826        2,598
Diversified Investors Funds Group --
  International Equity Fund...........    81,020      81,630        3,961     158,689      1,069,671         83,422      (34,315)
Diversified Investors Funds Group --
  Money Market Fund...................   146,445    2,140,015   2,041,158     245,302     22,791,278     21,743,730       (7,205)
Diversified Investors Funds Group --
  Special Equity Fund.................    85,458      70,064       11,756     143,766      1,415,607        305,564      (46,883)
Diversified Investors Funds Group --
  Value & Income Fund.................   139,526      67,880        1,200     206,206      1,467,552         25,419        1,420
                                                                                        ------------   ------------    ---------
                                                                                        $ 43,002,148   $ 23,435,727    $(353,246)
                                                                                        ============   ============    =========

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

7. INVESTMENTS IN AFFILIATES (CONTINUED)


                                        BEGINNING    SHARES      SHARES      ENDING       PURCHASE         SALE       GAIN (LOSS)
                                         SHARES     PURCHASED     SOLD       SHARES         COST           COST        ON SALES
                                        ---------   ---------   ---------   ---------   ------------   ------------   -----------
INTERMEDIATE HORIZON
--------------------
INVESTMENTS:
Diversified Investors Funds Group --
  Aggressive Equity Fund..............   222,572     367,892       87,942     502,522   $  4,809,346   $  1,428,819    $(262,715)
Diversified Investors Funds Group --
  Core Bond Fund......................  3,173,674   1,534,641     534,387   4,173,928     19,132,339      6,822,015      (53,055)
Diversified Investors Funds Group --
  Equity Growth Fund..................   404,786     421,624       67,223     759,187      8,196,678      1,389,655      (77,561)
Diversified Investors Funds Group --
  Growth & Income Fund................   463,172     454,371       38,650     878,893      8,916,572        811,404      (23,724)
Diversified Investors Funds Group --
  High Quality Bond Fund..............  1,313,227    495,121      107,920   1,700,428      5,787,803      1,231,334       40,099
Diversified Investors Funds Group --
  High Yield Bond Fund................  1,636,119    850,477      143,810   2,342,786      7,631,333      1,674,046     (341,357)
Diversified Investors Funds Group --
  Intermediate Government Bond Fund...   703,631     270,163       56,960     916,834      3,013,562        626,363       14,234
Diversified Investors Funds Group --
  International Equity Fund...........   669,795     550,879       47,157   1,173,517      7,219,709        595,547      (34,474)
Diversified Investors Funds Group --
  Money Market Fund...................   609,883    7,598,879   8,017,786     190,976     80,910,430     85,387,204      (45,184)
Diversified Investors Funds Group --
  Special Equity Fund.................   672,838     373,884      101,330     945,392      7,550,313      1,783,280      358,821
Diversified Investors Funds Group --
  Value & Income Fund.................  1,098,534    347,976       27,763   1,418,747      7,561,720        548,315       72,729
                                                                                        ------------   ------------    ---------
                                                                                        $160,729,805   $102,297,982    $(352,187)
                                                                                        ============   ============    =========

INTERMEDIATE LONG HORIZON
-------------------------
INVESTMENTS:
Diversified Investors Funds Group --
  Aggressive Equity Fund..............   388,958     512,319      114,433     786,844   $  6,864,166   $  1,779,967    $(301,626)
Diversified Investors Funds Group --
  Core Bond Fund......................  1,996,627    941,564      536,994   2,401,197     11,745,837      6,673,240      108,904
Diversified Investors Funds Group --
  Equity Growth Fund..................   757,916     577,928       48,659   1,287,185     11,675,876      1,026,114     (148,383)
Diversified Investors Funds Group --
  Growth & Income Fund................   834,716     616,584       21,818   1,429,482     12,470,852        539,558     (150,544)
Diversified Investors Funds Group --
  High Quality Bond Fund..............   838,537     291,821      137,533     992,825      3,422,343      1,573,066       50,171
Diversified Investors Funds Group --
  High Yield Bond Fund................  1,715,531    663,278      133,271   2,245,538      5,974,556      1,556,085     (345,886)
Diversified Investors Funds Group --
  Intermediate Government Bond Fund...   922,228     326,665      149,157   1,099,736      3,650,656      1,638,003       45,211
Diversified Investors Funds Group --
  International Equity Fund...........  1,254,115    776,346       58,581   1,971,880     10,268,074        722,727      (25,782)
Diversified Investors Funds Group --
  Money Market Fund...................   528,335    8,013,185   8,424,388     117,132     85,345,354     89,744,573      (45,752)
Diversified Investors Funds Group --
  Special Equity Fund.................  1,234,616    419,870      102,963   1,551,523      8,472,412      2,169,428      (21,358)
Diversified Investors Funds Group --
  Value & Income Fund.................  2,015,742    440,897      105,858   2,350,781      9,768,669      2,275,903      100,602
                                                                                        ------------   ------------    ---------
                                                                                        $169,658,795   $109,698,664    $(734,443)
                                                                                        ============   ============    =========

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

7. INVESTMENTS IN AFFILIATES (CONTINUED)


                                        BEGINNING    SHARES      SHARES      ENDING       PURCHASE         SALE       GAIN (LOSS)
                                         SHARES     PURCHASED     SOLD       SHARES         COST           COST        ON SALES
                                        ---------   ---------   ---------   ---------   ------------   ------------   -----------
LONG HORIZON
------------
INVESTMENTS:
Diversified Investors Funds Group --
  Aggressive Equity Fund..............   243,819     270,097       28,665     485,251   $  3,468,179   $    386,316    $ (48,928)
Diversified Investors Funds Group --
  Equity Growth Fund..................   502,225     468,712       18,648     952,289      9,317,676        403,998      (90,803)
Diversified Investors Funds Group --
  Growth & Income Fund................   516,830     444,740           --     961,570      8,832,986             --           --
Diversified Investors Funds Group --
  International Equity Fund...........   797,066     638,690            9   1,435,747      8,593,524            121         (121)
Diversified Investors Funds Group --
  Money Market Fund...................   262,120    4,777,495   4,809,138     230,477     50,900,376     51,253,298      (14,795)
Diversified Investors Funds Group --
  Special Equity Fund.................   798,905     336,313       19,278   1,115,940      6,886,711        398,977       38,128
Diversified Investors Funds Group --
  Value & Income Fund.................  1,141,327    553,535       32,384   1,662,478     12,206,009        642,190       42,727
                                                                                        ------------   ------------    ---------
                                                                                        $100,205,461   $ 53,084,900    $ (73,792)
                                                                                        ============   ============    =========

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of the Diversified Investors Funds Group II and Shareholders of the Short Horizon Strategic Allocation Fund, Short Intermediate Horizon Strategic Allocation Fund, Intermediate Horizon Strategic Allocation Fund, Intermediate Long Horizon Strategic Allocation Fund and Long Horizon Strategic Allocation Fund:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Short Horizon Strategic Allocation Fund, Short Intermediate Horizon Strategic Allocation Fund, Intermediate Horizon Strategic Allocation Fund, Intermediate Long Horizon Strategic Allocation Fund, and Long Horizon Strategic Allocation Fund (collectively the "Funds"); (five of the funds constituting the Diversified Investors Funds Group II) at December 31, 2001, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
February 19, 2002

                       DIVERSIFIED INVESTORS FUNDS GROUP
                                      AND
                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                        TRUSTEES INFORMATION (UNAUDITED)

     Each Fund, other than the Strategic Allocation Funds, is supervised by the Board of Trustees of The Diversified Investors Funds Group. Each Strategic Allocation Fund is supervised by the Board of Trustees of the Diversified Investors Funds Group II.

     The respective Trustees and officers of each Trust and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each Trustee and officer of the Trusts is Four Manhattanville Road, Purchase, New York 10577. Additional information about Diversified Investors Funds Group and Diversified Investors Funds Group II Trustees may be found in the Statement of Additional Information, which is available without charge upon request by calling 1-800-755-5801.

OFFICERS AND INTERESTED TRUSTEES:

                                         POSITION(S), LENGTH OF       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS AND AGE                         TIME SERVED           PAST 5 YEARS, DIRECTORSHIPS HELD
---------------------                    ----------------------   ------------------------------------
Joseph P. Carusone, 36.................  Treasurer since 2001     Vice President and Director,
                                                                  Diversified Investment Advisors,
                                                                  Inc.; Vice President, Assistant Vice
                                                                  President and Assistant Treasurer,
                                                                  The Bank of New York.

Robert F. Colby, 46....................  Secretary since 1993     Vice President and General Counsel,
                                                                  Diversified Investment Advisors,
                                                                  Inc.; Vice President, Diversified
                                                                  Investors Securities Corp.; Vice
                                                                  President and Assistant Secretary,
                                                                  of AUSA Life Insurance Company, Inc.

John F. Hughes, 60.....................  Assistant Secretary      Assistant Secretary, Vice President
                                          since 1993              and Senior Counsel, Diversified
                                                                  Investment Advisors, Inc.; Vice
                                                                  President, AUSA Life Insurance
                                                                  Company, Inc.; Assistant Secretary,
                                                                  Diversified Investors Securities
                                                                  Corp.

Mark Mullin, 39........................  Trustee since 1995       Vice President, Chief Investment
                                                                  Officer, Diversified Investment
                                                                  Advisors, Inc.

Tom A. Schlossberg, 51.................  Trustee, President       Director, Chairman of the Board,
                                          since 1993              President and Chief Executive
                                                                  Officer, Diversified Investment
                                                                  Advisors, Inc.

DISINTERESTED TRUSTEES:

                                         POSITION(S), LENGTH OF       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS AND AGE                         TIME SERVED           PAST 5 YEARS, DIRECTORSHIPS HELD
---------------------                    ----------------------   ------------------------------------
Robert Lester Lindsay, 67..............  Trustee since 1993       Retired
2 Huguenot Center
Tenafly, NJ 07670

Joyce Galpern Norden, 62...............  Trustee since 1993       Vice President, Institutional
505 Redleaf Road                                                  Advancement, Reconstructionist
Wynnewood, PA 19096                                               Rabbinical College

                      (This page intentionally left blank)

                              FOURTH QUARTER 2001

                            ANNUAL ECONOMIC OVERVIEW

     Although stocks staged an impressive comeback in the fourth quarter, the rally would not be strong enough to propel the major stock market indices into positive territory. In fact, the negative returns of 2000 and 2001 marked the worst two year period for the S&P 500 Index since the bear market of 1973 and 1974, the last time the Index endured consecutive calendar year losses. On the other hand, bond investors were once again rejoicing as the Lehman Brothers Aggregate Bond Index outperformed stocks for the second straight year, making this only the fourth time in history that bonds outperformed stocks for two consecutive years.

     The stock market's performance was to a large degree a direct result of a significantly slowing economy, which had officially entered into a recession and ended the longest economic expansion in history. The U.S. economy contracted at an annualized rate of 1.3% in the third quarter, as measured by the Gross Domestic Product (GDP), and will undoubtedly have another negative reading in the fourth quarter. We estimate the fourth quarter GDP report to show approximately a 1.6% decline. However, it is imperative to note that the Federal Reserve Board and the Government have done their part in providing the much needed stimulus to jump start our economy by aggressively lowering interest rates and providing fiscal relief through lower taxes. The Federal Reserve cut the Fed Funds Rate eleven times this year to 1.75%, its lowest level in forty years.

     The major factors that contributed to the demise of the economy were a significant correction in inventory levels, cut backs in business and capital expenditures and generally weaker consumer spending. In an attempt to satisfactorily meet the pent up demand, which was created by the economic strength in the late 1990's, businesses stockpiled inventory to very high levels. Much of the build up in inventory was in the telecommunication and semi-conductor sectors. Once the tech bubble burst and orders for goods and services were cancelled, manufacturing essentially shutdown, causing a massive correction in inventory levels. As a result, excess capacity was created. In fact, manufacturing is operating at 74.7% of capacity, well below the level during the 1990-1991 recession and well off the high of 83% in June 2000.

     Consumer confidence took it on the chin by declining 27% during the past year as the effects of a weak equity market, the terrorist attacks on September 11 and increased unemployment negatively impacted consumers. As a result, total retail sales were up 3.5%. Although, it appears that automobile sales largely skewed the numbers thanks to aggressive incentive programs and 0% financing. When you extract automobile sales, retail sales were up a modest 1.1%. Even retailers had to discount prices on goods to attract buyers.

     However, despite the economy's doldrums, there were sectors that showed some strength in the year, specifically the housing market. Both new and existing home sales clearly benefited from the low interest rate environment as 30-year mortgage rates fell below 7%.

     Inflation continues to remain under control, with the Consumer Price Index
(CPI) rising 2.0% while the Producer Price Index actually declined by 1.9%. We believe that inflation will remain calm through 2002, as a weak economy, excess capacity and still efficient productivity will not enable prices on goods and services to significantly increase. We are estimating the CPI Index to increase approximately 2% for 2002. We would not be surprised if the CPI Index comes in lower than this.

                               FINANCIAL MARKETS

     Concerns regarding the direction of the economy, low inflation and oil prices, political nervousness, weak corporate profits and the eleven interest rate cuts by the Federal Reserve created a favorable environment for bond investors. The investment grade bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 8.4% for the year.

     Despite the solid return from the Index last year, the bond market underwent significant volatility. After rallying for the first ten months of the year, bond prices began to plummet in early November through December as investors started to notice that signs of strength in the economy were beginning to emerge and the Fed would end its easing cycle, which caused yields to move upward. In addition, the market was jolted by the shocking news of Enron's collapse from the corporate pedestal, which called into question the accuracy of financial statements and the efficacy of credit analysis. As a result, the Index posted a total return of .05% for the fourth quarter.

     The yield curve dramatically steepened after beginning the year inverted. Rates dropped the most at the short-end of the yield curve, while the 10 and 30-year bond yields were relatively unchanged. Although the yield on the 10 year bond was down only 6 basis points for the year, the path it took to get there was also volatile, as the yield on the 10-year bond actually reached a low of 4.20% in the fall. As a result, yield curve positioning had a significant impact on portfolio performance. If the duration of a portfolio was underweighted in the intermediate sector of the curve, performance most likely fell short. The intermediate duration performed best, i.e. the Lehman Brothers Intermediate Government/Corporate Bond Index (approximately 3 years in duration) returned 9.0%, while the Lehman Brothers Government/Corporate Bond Index (approximately 5 years in duration) returned 8.5%.

     With the exception of high-yield corporate securities, investment grade corporate securities, mortgages and asset backed securities, otherwise known as "spread" products, produced higher returns than Government securities for the year. The investment grade corporate securities were the best performing sector of the bond market with a 10.4% return while Government bonds returned 7.2%. This was a reversal of 2000 when risk premiums widened and investors sought the relative safety of Government issues.

     Despite the tumultuous environment surrounding the equity markets and a string of bankruptcy court filings, the high yield sector, as measured by the Credit Suisse First Boston Global High Yield Index, reversed it's poor showing of 2000 and returned 5.8% for 2001. This result was largely due to this sector recovering in the fourth quarter after having the prior two quarters post negative returns. The Index was up 5.7% for the fourth quarter.

     After going through one of the worst quarters in stock market history, the market's fourth quarter rally was greeted with open arms. Although stocks advanced slowly at first, they picked up momentum after the Federal Reserve cut interest rates on November 6. For the quarter, the S&P 500 Index, the Dow Jones Industrial Average, and the NASDAQ Indices were up 11%, 14% and 30%, respectively, and rallied an impressive 19%, 22% and 37% from their September 21 lows. The best performer for the quarter came from the small capitalization Russell 2000 Index which returned 21% due to the belief that small company's shares tend to be most sensitive to economic growth. Also during the quarter investors passed on the defensive sectors such as consumer non-cyclical and utility with losses of 10.1% and 3.3%, respectively, and favored the more cyclical companies that are leveraged to economic improvement and those whose stock prices were hit the hardest prior to the fourth quarter. The best performing areas were technology (+34.0%), consumer cyclical (+24.3%), transportation (+20.6%), and capital goods (+15.0%).

     Despite the quarter's strong comeback, the S&P 500 Index declined 11.9% and the NASDAQ Index was the hardest hit by falling 21.1% for the year. The major factor contributing to the market's sell-off in 2001 was the realization that the economy had formally entered into a recession, and caused corporate profits to significantly fall. The average S&P 500 earnings on a reported basis for the first, second and third quarters were -6.8%, -16.8% and -26.8%, respectively, and so far the fourth quarter's earnings are down 39%. Earnings this bad, coupled with still relatively high valuations, made for a tough environment. In addition, the terrorist attacks, the Enron debacle and no clear direction as to the whether the economic recovery will be strong or drawn out added to the poor environment for stocks.

     Among the sectors, at some point in time during the year, investors favored just about every one. This, as you can imagine, created an abundance of volatility and major market rotation. When all was completed, some sectors followed the performance of 2000, specifically technology and communication services which were down 23.4% and, 12.1%, respectively. The telecommunication sector continued to be impacted by the fallout of the technology bubble. The major reason for this sector's troubles was due to many of the telecom companies taking on large amounts of debt to build costly infrastructure. As a result, some have filed for bankruptcy court protection and many companies have the specter of bankruptcy priced into the stock. However, there were some turnaround situations, such as the basic industry and consumer cyclical sectors. After falling by 16% and 20%, respectively in 2000, both sectors posted positive results in 2001 with 2.9% and

12.6%, respectively. Other sectors that fared well in 2000 did not have the same fortune in 2001. Those sectors are utility, finance and healthcare that declined 30%, 12%, and 9%, respectively.

     Among equity styles, the small cap Russell 2000 Index turned in the best performance by churning out a positive result of 2.5%. Although the Russell 1000 Value Index was down 5.6% for the year, it continued to significantly outperform The Russell 1000 Growth Index, which was down 20.4%. This should not be surprising since the communication services, technology and healthcare sectors represent a significant portion of that index. Over the past two years, value stocks have exceeded the return on growth stocks by a 23.9% margin. That is not bad for a sector that investors declared dead in the water following 1998 and 1999 when growth investing was the favorite theme. International equity stocks also followed the U.S. market down, as the MSCI World Ex-US Index declined 21.2% for the year. For the first time since 1974, the three major world economies were in recession at once.

                                    OUTLOOK

     After originally believing that the economic recovery would be fast and furious, we have revised our thinking and are in the "U" shaped gradual recovery camp. Although the Fed has done its part in trying to stimulate economic growth, it may take a little more than originally anticipated to get it back on track. In typical recovery periods, a recession takes place when consumer spending dramatically declines as well as when there is a significant decline in Government spending due to lower tax revenue. This recession was not attributed to the consumer and Government, but to the corporate sector, which needed to reduce significant excess in inventory levels and cut back on spending budgets. If there was any spending by business it was for disaster recovery, anti-virus software for computers and restructuring packages for laid-off workers. If not for consumer and Government spending the recession would have happened sooner. Earlier in this letter, reference was made to consumers leveraging themselves by taking advantage of attractive incentive and financing packages offered by businesses. For this reason, we believe that consumers will start to pay down this debt and cause total spending to decelerate. If there is to be a turnaround it will no doubt come from the industrial sector, as inventory levels will be increased after going through a rather significant correction. However, businesses will monitor and regulate the level of inventory to meet demand, which will be muted to a degree.

     As far as the financial markets are concerned we believe that the year will be one of two tales. The first being on the downside as the market dusts off some of the excess valuation caused by last quarter's rally. The P/E ratio of the S&P 500 Index ended the year at approximately 41x on a trailing earnings per share basis. We believe that this level is too high given the current earnings estimates. We believe that the market will make a bottom sometime in the first half of the year, which will set the stage for a recovery in the second half. However, how much and how long of a recovery we have will ultimately depend on the economy. While we believe that the economy is currently in a "transition" stage, it is still a little early to know how durable the recovery is at this point.

     We believe that bonds will do well early in the year, then sell-off later as we start to see signs of economic strength. The real value in the bond market is in the spread sector as the yield spread continues to be at very high levels. Therefore, we believe that the higher yielding spread products such as corporate bonds will outperform in 2002.

                                  MONEY MARKET

     The fourth quarter proved to be a period marked by a recovery in both human terms and that of the financial markets in the wake of the tragic events of September 11. In anticipating further economic fallout from the disaster and reacting to softening economic indicators, the Federal Reserve Board cut its target for the federal-funds interest rate three times in the fourth quarter. The cuts left the fed-funds rate at 1.75%, nearly an unprecedented low.

     The economic data in the U.S. are starting to collectively portray an economy in which the worst of the recession is beneath it. Over the past several months, consumer sales and housing activity proved surprisingly resilient. Of late, indications are that manufacturing activity is starting to rebound as new orders experienced growth in November, breaking a long negative trend. Thus, while the capital markets and many observers see the U.S. economy as having bottomed out, Fed Chairman Alan Greenspan threw the financial markets for a loop with his January 11 speech. In his remarks, Greenspan expressed reservations over the ability of the U.S. economy to rebound at the pace which the markets anticipate. As a result, money market yields dropped significantly in interpreting his remarks as a prelude to another Fed easing at its January 29-30 meeting. Up until this point, many market participants believed, as we did, that the Fed had likely completed its easing process. Now the money market is pricing in a better than 50% probability that the Fed will ease one-quarter percent at the January 2002 meeting. We remain skeptical that the Fed would do so based on the available economic data and the reluctance on the part of Fed board members and bank presidents to ease as aggressively as Greenspan successfully sought to do at the November and December meetings. Instead, for the time being anyway, we see Greenspan's speech as an attempt to "jawbone" long-term interest rates, which rose last year despite eleven Fed easing moves, down to help the economy recover. We still think the next Fed move should and will be an increase.

     The average maturity of the Money Market Portfolio rose during the fourth quarter to capture selective opportunities for yield pick-up for investments extending into the second half of 2002. Going forward, we will likely maintain a high degree of liquidity in the money market portfolio by keeping a healthy portion of the portfolio short (to capture high current yields) while seizing on opportunities to extend into longer maturing/ attractive yielding investments. We think such a strategy best positions the portfolio in the current environment. The average maturity of the portfolio will be adjusted selectively to capitalize on opportunities where the portfolio will be rewarded for duration extension. Presently, the yield curve in the money market is fairly flat from one to six months, so there is little yield pickup unless extending out into the one-year area. The average maturity of the portfolio at year-end was 79.7 days, as compared to the 62.5 days as of 9/30/01.

     The portfolio continues to be invested in high quality short-term instruments, principally commercial paper. Our investment strategy is to emphasize purchases of 30-90 day maturities to provide flexibility to respond to any changes in the marketplace without sacrificing current income.

                                  HIGH QUALITY

     The net result of our activities during the quarter was to increase the allocation in the money market sector by 1.5%, increase the Treasury and Agency sector by 1.5%, increase the international sector by 1.6 %, increase the mortgage sector by 4.5% and reduce the corporate sector by 2.0%. The average portfolio quality increased modestly from AA1/AA to AA1/AA+. The portfolio duration was 1.68 years, versus 1.67 years for the index at quarter end. We sold out of our position in Enron Corporation in mid November. After watching the situation unfold, we lost confidence in the integrity of management and liquidated our position. S&P reported that global corporate defaults totaled 211 issuers defaulting on approximately $115 billion of debt through year-end.

                          INTERMEDIATE GOVERNMENT BOND

     The fourth quarter marked a period of gradual return to economic stability, following the shock of September. Aggressive Fed easing, aided by spending from Washington and lower energy prices, helped to cushion what was a sharp but brief downspike in an otherwise mending economy. The forward-looking bond market has already priced in continuing improvement. Interest rates moved up in November, to where longer maturity yields increased over the year. Our view is the Fed is likely done easing for this cycle. As signs of an economic pickup become more apparent in the spring, some of the Fed's post-attack easing moves will be reversed. The yield curve stands sharply sloped upward, and has brought fairly attractive levels to bonds maturing five years and beyond. We hold a slightly short portfolio duration, reflecting the pressure the market will feel if our Fed forecast holds. We are taking advantage of a very steep yield curve by focusing our exposure in the longer maturities of the Government bond market.

                                   CORE BOND

     The portfolio outperformed the Lehman Aggregate for the quarter benefiting from a strong rebound in spread sectors, particularly in the high yield, which was the most oversold sector in September. The Fed cut short-term rates by 125 basis points during the quarter. The portfolio maintained a slightly longer duration than the benchmark to benefit from lower interest rates. The strategy detracted from overall performance as intermediate and long term rates moved higher due to expectations for economic recovery manifesting in the market. We initiated a sub advisor change in December replacing Payden & Rygel with BlackRock. The market environment in which the portfolio transition took place was advantageous as portfolio repositioning occurred. Treasury, corporate and high yield holdings were scaled back while MBS and non-dollar holdings were increased.

                                HIGH YIELD BOND

     After two quarters of negative returns, the high yield market recovered in the fourth quarter with the CSFB High Yield Index returning 5.7%. A shift in investor sentiment along with rising interest rates on the long-end of the yield curve resulted in single B credits outperforming BB issues. This was a condition that had not occurred for approximately 15 months. Expectations going into the quarter were unduly harsh. However, while consumer sentiment did erode due to the September 11th event, it did not fall to the degree anticipated. During the quarter, investors decided that while earnings were still in decline and the U.S. was in recession, the depth and breath of such an economic cycle were over anticipated. Thus risk premium requirements declined throughout the quarter. During the quarter, the portfolio benefited significantly from a 15% overweight to the B sector. In addition, industry allocations also had a positive impact on performance, as the portfolio overweighted the strong performing wireless communications and gaming/leisure industries at the expense of the lagging telecommunications and financial industries. The portfolio yield to worst, at 10.3%, remained conservative relative to the index.

                                    BALANCED

     After sharp losses in the third quarter, the S&P 500 rebounded in the fourth quarter. For the third time in the year, market leadership changed abruptly as investors once again favored stocks with relatively high valuations and poor earnings momentum on the belief that these stocks will benefit the most from an end to the current economic recession. This was a sharp change from the previous quarter when defensive stocks were the best performers. The best performing sectors during the quarter were the technology, consumer discretionary and industrial sectors. The poorest performing sectors were the telecommunication and utility sectors. In a reversal from the third quarter, smaller cap stocks within the S&P 500 outperformed larger cap stocks within the index during the period.

     The fixed income portion outperformed the Lehman Aggregate for the quarter benefiting from a strong rebound in spread sectors, particularly in the high yield, which was the most oversold sector in September. The Fed cut short-term rates by 125 basis points during the quarter. We initiated a sub-advisor change in December replacing Payden & Rygel with BlackRock. The market environment in which the portfolio transition took place was advantageous as portfolio repositioning occurred.

                                 VALUE & INCOME

     The U.S. equity market staged a strong recovery in the fourth quarter with a rise across many cyclical sectors. Growth outperformed value, thanks in part to investors' renewed enthusiasm for technology stocks. Investors continued to anticipate economic recovery in 2002, driving up those segments of the market that are poised to benefit the most from an economic rebound. Within the consumer cyclical sector, the retail and department store overweights performed especially well. Financial-services stocks lagged on investors' fears that the weak economy would drive up credit losses on consumer and business loans. The consumer-oriented banks and thrifts traded down in this environment, detracting from relative returns. The U.S. equity market remains more fairly valued than it has been in several years.

                                GROWTH & INCOME

     Despite dismal economic reports that confirmed recession, the stock market moved higher to close the year. The Fed rate cuts, discussion of a fiscal stimulus, along with progress in the war against terrorism, prompted investors to take on the more optimistic view about the economic recovery. Within the S&P 500, value oriented companies underperformed their growth counterparts for the quarter. Technology, consumer cyclicals and transportation became the market leaders with strong respective returns of 33.4%, 24.3% and 20.6%. Communication services and utilities, however, registered losses of 12.6% and 11.7%. During the fourth quarter, the portfolio underperformed the S&P 500 benchmark primarily due to an overweight to the lagging consumer staples stocks at the expense of the strong performing technology and consumer cyclicals sectors. The loss from sector allocations was partially offset by strong stock selection in technology and healthcare.

                                 EQUITY GROWTH

     Stocks staged an impressive rally during the fourth quarter driven by improving investor sentiment towards 2002. Most broad measures of economic activity in the beginning of the quarter showed that the economy was still sluggish. The Fed lowered rates aggressively during the quarter. The consumer proved resilient; supported by lower rates, lower energy prices and tax relief, spending fell less than anticipated. By the end of the fourth quarter, some positive signs appeared to emerge. Inventories appeared to have bottomed. Companies that streamlined their operation throughout 2001 began to see the benefit of improved cost structures. Stocks with greater sensitivity to an economic rebound substantially outperformed those deemed to be more defensive. For the quarter, the Russell 1000 Growth Index gained 15.16%.

                                 MID-CAP VALUE

     Two of the top performing stocks for the fourth quarter were among those that declined significantly towards the end of the third quarter. Circuit City Stores-CarMax Group and Embraer-Empresa Brasileira, our worst performing stocks in the third quarter, have both doubled in value since the end of September. After they sold off considerably, we actually added to our positions, which turned out to be a very positive decision. The portfolio is positioned slightly more aggressively towards an economic recovery. At the peak of the internet craze, this portfolio had 50% of its assets in utilities, insurance, educational publishing and cash (only 5%), a defensive posture by any measure. Today, these groups make up less than 15% of the portfolio with the void being filled by companies within the healthcare, travel & leisure, and business services sectors, all three of which will benefit as the economy improves.

                                 MID-CAP GROWTH

     The Russell Mid Cap Growth Index rebounded strongly over the fourth quarter, led by technology, to rank near the top of major U.S. indices. The portfolio participated in the rebound of growth segments that were hardest hit during the third quarter. Technology stocks, especially in software, were bid up from levels that investors judged to be oversold. The portfolio trailed the index's return, due largely to our underweight in technology, given concerns about valuations. Health care equipment also detracted from active returns. The reverberations from Enron's bankruptcy negatively influenced commercial services, notably Calpine Corporation. We remain committed to our position and received confirmation of positives about the company's balance sheet, and note the resolution in Calpine's favor regarding receivables from PG&E. We remain cautious regarding the pace of the economic and earnings recovery. Following two back-to-back negative years for equities, we anticipate a better year in 2002, and expect secondary securities to lead the wider market.

                                 SPECIAL EQUITY

     The fourth quarter produced a "rousing rally" that left a "year-end glow" in most all equity portfolios. The Russell 2000 Index grew a spectacular 21.1% for the quarter, pushing the small capitalization index into positive ground for the year (+2.5%). Small capitalization stocks outperformed the stocks of larger companies for the third consecutive year and the margin of over 14% was the greatest since 1991. The pause in small company leadership noted in the September quarter was short-lived, reflecting Wall Street's new rose-colored economic glasses. Reversing the prior trends, the Russell 2000 Growth Index outperformed its value counterpart by more than 9% in the fourth quarter. During the quarter, the portfolio underperformed the Russell 2000 Index. The underperformance was due to the complete reversal of themes in the prior quarter, as stock selection that benefited performance in the third quarter hurt the portfolio in the fourth quarter. The portfolio lost on holdings in technology and healthcare, which was partially offset by a significant underweight to the financial sector.

                               AGGRESSIVE EQUITY

     The equity markets recovered during the fourth quarter. Market performance was driven by a strong rebound from the panic lows of September 11. Reported earnings were mixed across all sectors. Healthcare and utilities delivered poor performance this quarter in spite of earnings growth as funds flowed to sectors most sensitive to the rebound, primarily technology. The quarter saw strong gains across the board in information technology, personal computers, semiconductor and wireless issues that appear to have seen the bottom of this business cycle. Earnings disappointments lead to the sale of issues that no longer met our discipline. Presently, our models continue to lead us toward smaller capitalized issues, which continue to demonstrate the best potential for future growth. We believe that an accommodative fed, tax relief and low oil prices will provide a favorable environment for the equity markets in 2002.

                              INTERNATIONAL EQUITY

     In telecommunications and technology, our overweight in areas such as semiconductors and wireless telecommunications boosted results. At the same time, after the rebound in technology, we felt that prices were getting ahead of fundamentals for some of our European semiconductor names and we reduced or eliminated certain holdings. Being underweight in oil and gas as well as moving to a slight underweight in areas such as pharmaceuticals, consumer staples, and utilities also helped portfolio returns. While some of our purchases over the quarter brought a more cyclical tone to the portfolio (and cyclical companies may do better if the global economy improves in 2002), these names were added on the basis of improving fundamentals and not as sector bets. In Japan, our overweight is based on owning companies in a variety of areas that should benefit from cost cutting and restructuring or from a rebound in technology. A V-shaped recovery is certainly possible however, the economic data today is not encouraging and corporate profits could continue to disappoint in the near term.

                      (This page intentionally left blank)

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001

                                                                          INTERMEDIATE
                                               MONEY           HIGH        GOVERNMENT        CORE
                                               MARKET      QUALITY BOND       BOND           BOND         BALANCED
                                            ------------   ------------   ------------   ------------   ------------
ASSETS:
Securities, at cost.......................  $704,136,941   $319,748,939   $275,549,360   $848,052,567   $525,670,884
                                            ============   ============   ============   ============   ============
Securities, at value......................  $704,136,941   $325,103,458   $279,886,762   $846,815,609   $524,023,604
Repurchase agreements (cost equals market
  value)..................................           977     10,109,980         41,645     20,441,023      5,589,587
Cash......................................           186             --            275             --             --
Receivable for securities sold............            --             --             --      6,898,479     21,180,443
Unrealized appreciation on foreign
  currency forward contracts..............            --             --             --         11,159          2,812
Interest receivable.......................       663,493      3,337,166      2,404,686      7,614,609      2,036,954
Dividends receivable......................            --             --             --             --        338,686
Receivable from advisor...................            --             --             --             --             --
Receivable from securities lending........            --        279,290             --         15,933          6,381
                                            ------------   ------------   ------------   ------------   ------------
    Total assets..........................   704,801,597    338,829,894    282,333,368    881,796,812    553,178,467
                                            ------------   ------------   ------------   ------------   ------------
LIABILITIES:
Deposit for securities loaned.............            --      5,472,000     21,418,500     59,194,051     24,635,405
Payable for securities purchased..........            --      2,717,651             --     60,783,785     26,357,502
Security sold short, at value (proceeds
  $4,019,729).............................            --             --             --             --      4,007,500
Unrealized depreciation on foreign
  currency forward contracts..............            --             --             --          2,285            572
Variation margin..........................            --             --             --             --         28,800
Due to Advisor............................            --          1,588          6,760             --          7,759
Investment advisory fees..................       156,026         93,639         73,946        222,529        187,368
Accrued expenses..........................        68,380         42,060         39,045        121,023        116,964
                                            ------------   ------------   ------------   ------------   ------------
    Total liabilities.....................       224,406      8,326,938     21,538,251    120,323,673     55,341,870
                                            ------------   ------------   ------------   ------------   ------------
    NET ASSETS............................  $704,577,191   $330,502,956   $260,795,117   $761,473,139   $497,836,597
                                            ============   ============   ============   ============   ============
NET ASSETS CONSIST OF:
  Paid-in capital.........................  $704,577,191   $325,148,437   $256,457,715   $762,702,411   $499,400,443
  Net unrealized appreciation
    (depreciation) on securities..........            --      5,354,519      4,337,402     (1,236,958)    (1,647,280)
  Net unrealized appreciation on
    futures...............................            --             --             --             --         81,507
  Net unrealized appreciation on
    translation of assets and liabilities
    in foreign currencies.................            --             --             --          7,686          1,927
                                            ------------   ------------   ------------   ------------   ------------
    NET ASSETS............................  $704,577,191   $330,502,956   $260,795,117   $761,473,139   $497,836,597
                                            ============   ============   ============   ============   ============


                                               VALUE &
                                                INCOME
                                            --------------
ASSETS:
Securities, at cost.......................  $1,574,224,243
                                            ==============
Securities, at value......................  $1,711,474,488
Repurchase agreements (cost equals market
  value)..................................      42,253,357
Cash......................................              26
Receivable for securities sold............              --
Unrealized appreciation on foreign
  currency forward contracts..............              --
Interest receivable.......................           5,992
Dividends receivable......................       3,016,802
Receivable from advisor...................              --
Receivable from securities lending........          12,131
                                            --------------
    Total assets..........................   1,756,762,796
                                            --------------
LIABILITIES:
Deposit for securities loaned.............      97,451,405
Payable for securities purchased..........       4,846,367
Security sold short, at value (proceeds
  $4,019,729).............................              --
Unrealized depreciation on foreign
  currency forward contracts..............              --
Variation margin..........................              --
Due to Advisor............................          11,259
Investment advisory fees..................         623,335
Accrued expenses..........................         128,384
                                            --------------
    Total liabilities.....................     103,060,750
                                            --------------
    NET ASSETS............................  $1,653,702,046
                                            ==============
NET ASSETS CONSIST OF:
  Paid-in capital.........................  $1,516,451,801
  Net unrealized appreciation
    (depreciation) on securities..........     137,250,245
  Net unrealized appreciation on
    futures...............................              --
  Net unrealized appreciation on
    translation of assets and liabilities
    in foreign currencies.................              --
                                            --------------
    NET ASSETS............................  $1,653,702,046
                                            ==============

                       See notes to financial statements.

       GROWTH &          EQUITY         MID-CAP       MID-CAP        SPECIAL        AGGRESSIVE     HIGH YIELD    INTERNATIONAL
        INCOME           GROWTH          VALUE        GROWTH          EQUITY          EQUITY          BOND          EQUITY
    --------------   --------------   -----------   -----------   --------------   ------------   ------------   -------------
    $1,038,165,107   $1,323,948,256   $11,750,561   $14,519,980   $1,289,231,021   $450,688,607   $164,787,696   $678,901,957
    ==============   ==============   ===========   ===========   ==============   ============   ============   ============
    $1,031,461,430   $1,247,964,695   $13,075,281   $14,978,721   $1,470,804,110   $474,055,456   $162,708,129   $608,482,765
        10,256,447       40,785,173       577,220       660,472       59,833,108      5,388,725      9,429,634     58,616,167
                --               --            --            --               --             --             --             --
        16,819,192        6,516,544        35,926        57,337        3,502,593             --             --        292,810
                --               --            --            --               --             --             --      4,382,750
             3,674            4,161            22            26           11,558          5,390      3,994,821          9,828
           887,495          815,382         5,526         3,006          677,177         21,450         34,766        492,426
                --               --        20,078        23,138               --             --             --             --
            36,662            8,712            --            --           55,497         15,978             --         22,371
    --------------   --------------   -----------   -----------   --------------   ------------   ------------   ------------
     1,059,464,900    1,296,094,667    13,714,053    15,722,700    1,534,884,043    479,486,999    176,167,350    672,299,117
    --------------   --------------   -----------   -----------   --------------   ------------   ------------   ------------
        67,368,088       52,961,356            --            --      199,830,671    106,560,944             --     38,405,298
        22,761,438       11,440,890        45,985       122,330       10,727,416             --      2,040,944         67,064
                --               --            --            --               --             --             --             --
                --               --            --            --               --             --             --        319,735
                --               --            --            --          115,150             --             --             --
                --            2,170            --            --           18,478             --             --         21,560
           492,654          641,473            --         1,706          852,162        303,621         80,710        386,861
            76,953          104,445        35,774        35,716          116,326         43,301         26,231        209,874
    --------------   --------------   -----------   -----------   --------------   ------------   ------------   ------------
        90,699,133       65,150,334        81,759       159,752      211,660,203    106,907,866      2,147,885     39,410,392
    --------------   --------------   -----------   -----------   --------------   ------------   ------------   ------------
    $  968,765,767   $1,230,944,333   $13,632,294   $15,562,948   $1,323,223,840   $372,579,133   $174,019,465   $632,888,725
    ==============   ==============   ===========   ===========   ==============   ============   ============   ============
    $  975,469,444   $1,306,927,894   $12,307,574   $15,104,207   $1,141,299,319   $349,212,284   $176,099,032   $699,251,622
        (6,703,677)     (75,983,561)    1,324,720       458,741      181,573,089     23,366,849     (2,079,567)   (70,425,912)
                --               --            --            --          351,432             --             --             --
                --               --            --            --               --             --             --      4,063,015
    --------------   --------------   -----------   -----------   --------------   ------------   ------------   ------------
    $  968,765,767   $1,230,944,333   $13,632,294   $15,562,948   $1,323,223,840   $372,579,133   $174,019,465   $632,888,725
    ==============   ==============   ===========   ===========   ==============   ============   ============   ============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                     INTERMEDIATE
                                           MONEY          HIGH        GOVERNMENT       CORE                        VALUE &
                                          MARKET      QUALITY BOND       BOND          BOND         BALANCED        INCOME
                                        -----------   ------------   ------------   -----------   ------------   ------------
INVESTMENT INCOME:
  Interest income.....................  $26,828,157   $17,066,070    $13,478,873    $40,709,939   $ 12,535,821   $  3,433,246
  Securities lending income...........           --         6,435         45,882        314,119        110,066        170,375
  Dividend income.....................           --            --             --             --      4,310,420     36,713,949
  Less: withholding taxes.............           --            --             --             --        (17,202)       (14,536)
                                        -----------   -----------    -----------    -----------   ------------   ------------
        Total income..................   26,828,157    17,072,505     13,524,755     41,024,058     16,939,105     40,303,034
                                        -----------   -----------    -----------    -----------   ------------   ------------
EXPENSES:
  Investment advisory fees............    1,624,323       974,830        838,425      2,516,101      2,307,738      7,112,758
  Custody fees........................       98,835        66,286         56,803        159,732        158,407        323,511
  Professional fees...................       29,360        24,192         26,006         38,886         23,101         66,774
  Reports to shareholders.............        2,172           300            867          1,785          3,651          7,187
  Miscellaneous fees..................        2,653           341            253          3,337          2,169          6,067
                                        -----------   -----------    -----------    -----------   ------------   ------------
        Total expenses................    1,757,343     1,065,949        922,354      2,719,841      2,495,066      7,516,297
Expenses reimbursed by the advisor....           --            --             --             --             --             --
                                        -----------   -----------    -----------    -----------   ------------   ------------
        Net expenses..................    1,757,343     1,065,949        922,354      2,719,841      2,495,066      7,516,297
                                        -----------   -----------    -----------    -----------   ------------   ------------
Net investment income (loss)..........   25,070,814    16,006,556     12,602,401     38,304,217     14,444,039     32,786,737
                                        -----------   -----------    -----------    -----------   ------------   ------------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON SECURITIES, FUTURES, AND
  FOREIGN CURRENCIES:
  Net realized gains (losses) on
    securities........................       38,244     1,509,971        937,332     26,280,505    (50,787,372)    26,181,299
  Net realized gains (losses) on
    futures...........................           --            --             --             --      1,011,489             --
  Net realized gains (losses) on
    foreign currency transactions.....           --            --             --        364,577        121,761             --
  Net change in unrealized
    appreciation (depreciation) on
    securities........................           --     3,851,867      1,735,637    (17,607,962)     6,225,403    (91,326,535)
  Net change in unrealized
    appreciation on futures...........           --            --             --             --         81,507             --
  Net change in unrealized
    appreciation (depreciation) on
    translation of assets and
    liabilities in foreign
    currencies........................           --            --             --        139,684         45,805             --
                                        -----------   -----------    -----------    -----------   ------------   ------------
Net realized and unrealized gains
  (losses) on securities, futures, and
  foreign currencies..................       38,244     5,361,838      2,672,969      9,176,804    (43,301,407)   (65,145,236)
                                        -----------   -----------    -----------    -----------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS...........  $25,109,058   $21,368,394    $15,275,370    $47,481,021   $(28,857,368)  $(32,358,499)
                                        ===========   ===========    ===========    ===========   ============   ============

---------------

(1) Commencement of Operations, April 27, 2001.

                       See notes to financial statements.

      GROWTH &         EQUITY        MID-CAP      MID-CAP      SPECIAL       AGGRESSIVE     HIGH YIELD    INTERNATIONAL
       INCOME          GROWTH        VALUE(1)    GROWTH(1)      EQUITY         EQUITY          BOND          EQUITY
    -------------   -------------   ----------   ---------   ------------   -------------   -----------   -------------
    $     922,353   $   1,288,351   $    8,486   $   7,734   $  1,932,748   $     266,882   $16,419,926   $   1,288,931
          115,120         132,854           --          --        636,377         179,079            --         419,518
       10,408,637       7,559,388       56,853      12,710      7,686,950         596,626        88,875       9,025,637
          (18,102)        (16,385)        (311)         --         (2,589)         (7,405)           --        (963,679)
    -------------   -------------   ----------   ---------   ------------   -------------   -----------   -------------
       11,428,008       8,964,208       65,028      20,444     10,253,486       1,035,182    16,508,801       9,770,407
    -------------   -------------   ----------   ---------   ------------   -------------   -----------   -------------

        6,077,076       7,615,912       30,160      33,850     10,092,197       3,634,614       906,820       4,721,243
          223,511         198,274       39,885      41,299        309,500          69,885        38,571         797,845
           51,948          69,923       15,691      15,691         53,266          26,822        22,420          41,388
            4,594           5,359          326         326          5,923             562         2,679           2,865
           12,979          10,163          499         499          5,177           4,575           145           2,725
    -------------   -------------   ----------   ---------   ------------   -------------   -----------   -------------
        6,370,108       7,899,631       86,561      91,665     10,466,063       3,736,458       970,635       5,566,066
               --              --      (54,789)    (56,096)            --              --            --              --
    -------------   -------------   ----------   ---------   ------------   -------------   -----------   -------------
        6,370,108       7,899,631       31,772      35,569     10,466,063       3,736,458       970,635       5,566,066
    -------------   -------------   ----------   ---------   ------------   -------------   -----------   -------------
        5,057,900       1,064,577       33,256     (15,125)      (212,577)     (2,701,276)   15,538,166       4,204,341
    -------------   -------------   ----------   ---------   ------------   -------------   -----------   -------------

     (159,594,632)   (185,719,867)    (261,532)   (551,394)    (7,241,812)    (80,211,276)  (15,778,942)    (17,824,583)
               --              --           --          --     (3,830,984)             --            --              --
               --            (616)          --          --             --              --            --       6,293,194
     (114,146,229)    (94,453,357)   1,324,720     458,741    (25,356,287)    (59,693,544)    8,103,386    (111,534,815)
               --              --           --          --        351,432              --            --              --
               --              --           --          --             --              --            --      (1,386,063)
    -------------   -------------   ----------   ---------   ------------   -------------   -----------   -------------
     (273,740,861)   (280,173,840)   1,063,188     (92,653)   (36,077,651)   (139,904,820)   (7,675,556)   (124,452,267)
    -------------   -------------   ----------   ---------   ------------   -------------   -----------   -------------
    $(268,682,961)  $(279,109,263)  $1,096,444   $(107,778)  $(36,290,228)  $(142,606,096)  $ 7,862,610   $(120,247,926)
    =============   =============   ==========   =========   ============   =============   ===========   =============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                INTERMEDIATE
                                                   MONEY            HIGH         GOVERNMENT        CORE
                                                  MARKET        QUALITY BOND        BOND           BOND          BALANCED
                                              ---------------   -------------   ------------   -------------   -------------
FROM OPERATIONS:
 Net investment income (loss)...............  $    25,070,814   $  16,006,556   $ 12,602,401   $  38,304,217   $  14,444,039
 Net realized gains (losses) on
   securities...............................           38,244       1,509,971        937,332      26,280,505     (50,787,372)
 Net realized gains (losses) on futures.....               --              --             --              --       1,011,489
 Net realized gains (losses) on foreign
   currency transactions....................               --              --             --         364,577         121,761
 Net change in unrealized appreciation
   (depreciation) on securities.............               --       3,851,867      1,735,637     (17,607,962)      6,225,403
 Net change in unrealized appreciation on
   futures..................................               --              --             --              --          81,507
 Net change in unrealized appreciation
   (depreciation) on translation of assets
   and liabilities in foreign currencies....               --              --             --         139,684          45,805
                                              ---------------   -------------   ------------   -------------   -------------
 Net increase (decrease) in net assets
   resulting from operations................       25,109,058      21,368,394     15,275,370      47,481,021     (28,857,368)
                                              ---------------   -------------   ------------   -------------   -------------
FROM CAPITAL TRANSACTIONS:
 Proceeds from capital invested.............    4,452,321,585     239,303,789    120,522,894     344,421,117     150,019,088
 Value of capital withdrawn.................   (4,264,989,828)   (158,560,692)   (83,110,049)   (272,332,353)   (136,000,605)
                                              ---------------   -------------   ------------   -------------   -------------
Net increase in net assets resulting from
 capital transactions.......................      187,331,757      80,743,097     37,412,845      72,088,764      14,018,483
                                              ---------------   -------------   ------------   -------------   -------------
Net increase (decrease) in net assets.......      212,440,815     102,111,491     52,688,215     119,569,785     (14,838,885)
NET ASSETS:
 Beginning of year..........................      492,136,376     228,391,465    208,106,902     641,903,354     512,675,482
                                              ---------------   -------------   ------------   -------------   -------------
 End of year................................  $   704,577,191   $ 330,502,956   $260,795,117   $ 761,473,139   $ 497,836,597
                                              ===============   =============   ============   =============   =============


                                                 VALUE &
                                                  INCOME
                                              --------------
FROM OPERATIONS:
 Net investment income (loss)...............  $   32,786,737
 Net realized gains (losses) on
   securities...............................      26,181,299
 Net realized gains (losses) on futures.....              --
 Net realized gains (losses) on foreign
   currency transactions....................              --
 Net change in unrealized appreciation
   (depreciation) on securities.............     (91,326,535)
 Net change in unrealized appreciation on
   futures..................................              --
 Net change in unrealized appreciation
   (depreciation) on translation of assets
   and liabilities in foreign currencies....              --
                                              --------------
 Net increase (decrease) in net assets
   resulting from operations................     (32,358,499)
                                              --------------
FROM CAPITAL TRANSACTIONS:
 Proceeds from capital invested.............     902,171,390
 Value of capital withdrawn.................    (746,870,869)
                                              --------------
Net increase in net assets resulting from
 capital transactions.......................     155,300,521
                                              --------------
Net increase (decrease) in net assets.......     122,942,022
NET ASSETS:
 Beginning of year..........................   1,530,760,024
                                              --------------
 End of year................................  $1,653,702,046
                                              ==============

---------------
(1) Commencement of Operations, April 27, 2001.

                       See notes to financial statements.

        GROWTH &          EQUITY          MID-CAP       MID-CAP         SPECIAL
         INCOME           GROWTH         VALUE(1)      GROWTH(1)        EQUITY
     --------------   ---------------   -----------   -----------   ---------------
     $    5,057,900   $     1,064,577   $    33,256   $   (15,125)  $      (212,577)
       (159,594,632)     (185,719,867)     (261,532)     (551,394)       (7,241,812)
                 --                --            --            --        (3,830,984)
                 --              (616)           --            --                --
       (114,146,229)      (94,453,357)    1,324,720       458,741       (25,356,287)
                 --                --            --            --           351,432
                 --                --            --            --                --
     --------------   ---------------   -----------   -----------   ---------------
       (268,682,961)     (279,109,263)    1,096,444      (107,778)      (36,290,228)
     --------------   ---------------   -----------   -----------   ---------------
        683,937,937       760,774,143    13,338,075    16,467,601     1,249,488,541
       (618,583,179)     (476,812,541)     (802,225)     (796,875)   (1,201,497,990)
     --------------   ---------------   -----------   -----------   ---------------
         65,354,758       283,961,602    12,535,850    15,670,726        47,990,551
     --------------   ---------------   -----------   -----------   ---------------
       (203,328,203)        4,852,339    13,632,294    15,562,948        11,700,323
      1,172,093,970     1,226,091,994            --            --     1,311,523,517
     --------------   ---------------   -----------   -----------   ---------------
     $  968,765,767   $ 1,230,944,333   $13,632,294   $15,562,948   $ 1,323,223,840
     ==============   ===============   ===========   ===========   ===============

      AGGRESSIVE      HIGH YIELD     INTERNATIONAL
        EQUITY           BOND           EQUITY
     -------------   ------------   ---------------
     $  (2,701,276)  $ 15,538,166   $     4,204,341
       (80,211,276)   (15,778,942)      (17,824,583)
                --             --                --
                --             --         6,293,194
       (59,693,544)     8,103,386      (111,534,815)
                --             --                --
                --             --        (1,386,063)
     -------------   ------------   ---------------
      (142,606,096)     7,862,610      (120,247,926)
     -------------   ------------   ---------------
       412,225,272    114,625,072     1,663,120,976
      (332,800,658)   (88,454,810)   (1,560,518,418)
     -------------   ------------   ---------------
        79,424,614     26,170,262       102,602,558
     -------------   ------------   ---------------
       (63,181,482)    34,032,872       (17,645,368)
       435,760,615    139,986,593       650,534,093
     -------------   ------------   ---------------
     $ 372,579,133   $174,019,465   $   632,888,725
     =============   ============   ===============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                 INTERMEDIATE
                                                    MONEY            HIGH         GOVERNMENT        CORE
                                                   MARKET        QUALITY BOND        BOND           BOND          BALANCED
                                               ---------------   -------------   ------------   -------------   -------------
FROM OPERATIONS:
 Net investment income (loss)...............   $    29,314,157   $  13,792,204   $ 10,779,553   $  34,656,489   $  15,479,999
 Net realized gains (losses) on
   securities...............................           (67,275)       (928,956)    (1,175,814)     (6,258,597)     21,467,611
 Net realized gains (losses) on foreign
   currency transactions....................                --              --             --       1,742,454         973,263
 Net change in unrealized appreciation
   (depreciation) on securities.............                --       5,362,978      7,545,274      25,482,630     (50,481,663)
 Net change in unrealized appreciation
   (depreciation) on translation of assets
   and liabilities in foreign currencies....                --              --             --        (131,998)        (54,945)
                                               ---------------   -------------   ------------   -------------   -------------
 Net increase (decrease) in net assets
   resulting from operations................        29,246,882      18,226,226     17,149,013      55,490,978     (12,615,735)
                                               ---------------   -------------   ------------   -------------   -------------
FROM CAPITAL TRANSACTIONS:
 Proceeds from capital invested.............     4,719,786,561     201,746,083    101,446,257     310,389,458     161,503,829
 Value of capital withdrawn.................    (4,673,665,894)   (191,486,941)   (85,292,753)   (239,698,526)   (161,796,515)
                                               ---------------   -------------   ------------   -------------   -------------
Net increase (decrease) in net assets
 resulting from capital transactions........        46,120,667      10,259,142     16,153,504      70,690,932        (292,686)
                                               ---------------   -------------   ------------   -------------   -------------
Net increase (decrease) in net assets.......        75,367,549      28,485,368     33,302,517     126,181,910     (12,908,421)
NET ASSETS:
 Beginning of year..........................       416,768,827     199,906,097    174,804,385     515,721,444     525,583,903
                                               ---------------   -------------   ------------   -------------   -------------
 End of year................................   $   492,136,376   $ 228,391,465   $208,106,902   $ 641,903,354   $ 512,675,482
                                               ===============   =============   ============   =============   =============

                       See notes to financial statements.

        VALUE &          GROWTH &          EQUITY            SPECIAL        AGGRESSIVE      HIGH YIELD     INTERNATIONAL
         INCOME           INCOME           GROWTH            EQUITY           EQUITY           BOND           EQUITY
     --------------   --------------   ---------------   ---------------   -------------   ------------   ---------------
     $   28,937,450   $      930,730   $       624,589   $     1,247,715   $  (2,586,929)  $ 11,850,960   $     5,122,459
        227,146,961       20,652,878       160,392,030       (21,112,860)    (76,209,353)   (13,489,024)       61,411,120
                 --               --                --                --              --             --        (4,103,680)
       (125,869,818)    (264,216,793)     (390,697,827)      (42,015,957)     (4,157,209)    (3,632,506)     (195,760,810)
                 --               --                --                --              --             --         7,281,804
     --------------   --------------   ---------------   ---------------   -------------   ------------   ---------------
        130,214,593     (242,633,185)     (229,681,208)      (61,881,102)    (82,953,491)    (5,270,570)     (126,049,107)
     --------------   --------------   ---------------   ---------------   -------------   ------------   ---------------
        979,034,715      765,251,073       682,313,817     1,527,325,564     693,788,609    122,748,617     2,013,445,843
       (993,123,514)    (592,760,361)     (493,409,769)   (1,324,955,226)   (435,048,925)  (102,481,862)   (1,829,576,284)
     --------------   --------------   ---------------   ---------------   -------------   ------------   ---------------
        (14,088,799)     172,490,712       188,904,048       202,370,338     258,739,684     20,266,755       183,869,559
     --------------   --------------   ---------------   ---------------   -------------   ------------   ---------------
        116,125,794      (70,142,473)      (40,777,160)      140,489,236     175,786,193     14,996,185        57,820,452
      1,414,634,230    1,242,236,443     1,266,869,154     1,171,034,281     259,974,422    124,990,408       592,713,641
     --------------   --------------   ---------------   ---------------   -------------   ------------   ---------------
     $1,530,760,024   $1,172,093,970   $ 1,226,091,994   $ 1,311,523,517   $ 435,760,615   $139,986,593   $   650,534,093
     ==============   ==============   ===============   ===============   =============   ============   ===============

                             MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2001

 PRINCIPAL                                       VALUE
 ---------                                    ------------
              COMMERCIAL PAPER -- 85.56%
$ 1,479,000   Abbott Laboratories, 1.90%,
                01/11/02....................  $  1,478,219
 20,500,000   Abbott Laboratories, 1.85%,
                01/23/02....................    20,476,824
 30,000,000   American Express Credit Corp.,
                1.78%, 01/23/02.............    29,967,367
 25,000,000   American General Finance
                Corp., 1.77%, 01/14/02......    24,984,021
 15,400,000   American Home Products Corp.,
                2.15%, 01/24/02.............    15,378,846
 14,600,000   American Home Products Corp.,
                2.35%, 01/31/02.............    14,571,409
  7,000,000   Avaya, Inc., 2.80%,
                01/15/02....................     6,992,378
 20,000,000   Bank One Corp., 2.07%,
                01/16/02....................    19,982,750
 10,000,000   Boeing Company, 6.75%,
                09/15/02....................    10,274,392
  8,230,000   Central Fidelity Bank, 8.15%,
                11/15/02....................     8,602,159
  4,079,000   Colonial Pipeline Company,
                1.95%, 01/28/02.............     4,073,034
 14,434,000   Consolidated Edison, Inc.,
                1.95%, 01/11/02.............    14,426,182
 11,179,000   Consolidated Edison, Inc.,
                2.15%, 01/11/02.............    11,172,324
  5,000,000   Dominion Resources, Inc.,
                2.93%, 01/08/02.............     4,997,151
 20,000,000   Duke Capital Corp., 2.08%,
                01/25/02....................    19,972,267
  7,221,000   Duke Capital Corp., 1.81%,
                02/15/02....................     7,204,663
 35,000,000   Edison Asset Securitization,
                1.82%, 02/15/02.............    34,920,375
  2,202,000   Ford Motor Credit Company,
                2.60%, 01/24/02.............     2,198,342
 35,000,000   GE Capital International
                Funding, 1.83%, 02/19/02....    34,912,821
  8,667,000   Golden Funding Corp., 1.92%,
                01/23/02....................     8,656,831
  6,097,000   Golden Funding Corp., 2.10%,
                01/28/02....................     6,087,397
 10,236,000   Golden Funding Corp., 1.88%,
                02/22/02....................    10,208,204
  6,408,000   Goldman Sachs Group, L.P.,
                1.95%, 01/14/02.............     6,403,488
 10,396,000   Harley-Davidson Funding,
                1.88%, 02/04/02.............    10,377,983
 35,000,000   Household Finance Corp.,
                1.85%, 01/22/02.............    34,962,229
  6,000,000   Houston Industries Financial,
                3.20%, 01/07/02.............     5,996,800
 15,560,000   J.P. Morgan Chase & Company,
                1.75%, 02/12/02.............    15,528,232

 PRINCIPAL                                       VALUE
 ---------                                    ------------
              COMMERCIAL PAPER (CONTINUED)
$ 6,729,000   Lockhart Funding, 2.03%,
                02/19/02....................  $  6,710,407
 17,838,000   Lockhart Funding, 2.00%,
                06/14/02....................    17,675,476
 35,000,000   Merrill Lynch & Company, Inc.,
                1.90%, 01/04/02.............    34,994,458
  6,859,000   Paccar Financial Corp., 1.84%,
                01/22/02....................     6,851,638
 30,150,000   Philip Morris Companies, Inc.,
                1.80%, 02/01/02.............    30,103,267
 16,484,000   Qwest Corp., 2.80%,
                02/28/02....................    16,409,639
  5,700,000   Sprint Capital Corp., 2.95%,
                01/07/02....................     5,697,197
 24,189,000   Three Pillars Funding Company,
                1.90%, 01/10/02.............    24,177,510
  9,411,000   Toyota Motor Credit Corp.,
                1.77%, 01/14/02.............     9,404,985
  6,559,000   Trident Capital Finance,
                1.95%, 01/07/02.............     6,556,868
 11,500,000   Trident Capital Finance,
                1.86%, 01/17/02.............    11,490,493
 25,000,000   Tyco Capital Corp., 1.85%,
                01/31/02....................    24,961,458
 23,000,000   Verizon Communications, Inc.,
                1.92%, 01/28/02.............    22,966,880
                                              ------------
              TOTAL COMMERCIAL PAPER
              (Cost $602,806,964)...........   602,806,964
                                              ------------
              CERTIFICATE OF DEPOSIT -- 2.84%
 20,000,000   Union BanCal Corp., 1.96%,
                01/04/02 (Cost
                $20,000,000)................    20,000,000
                                              ------------
              SHORT-TERM CORPORATE NOTES -- 11.54%
  1,000,000   Capital One Funding Corp.,
                Floating Rate, 2.10%(+),
                01/03/02....................     1,000,000
  4,207,000   Capital One Funding Corp.,
                Floating Rate, 2.10%(+),
                01/03/02....................     4,207,000
  6,000,000   General Motors Acceptance
                Corp., Floating Rate,
                2.32%(+), 02/01/02..........     6,000,000
  9,000,000   Goldman Sachs Group, Floating
                Rate, 2.19%(+), 01/14/03....     9,000,000
 10,000,000   John Deere Capital Corp.,
                Floating Rate, 2.15%(+),
                02/08/02....................    10,001,746
 12,575,000   Lehman Brothers Holdings,
                Inc., Floating Rate,
                4.69%(+), 04/02/02..........    12,602,615
  4,500,000   Lehman Brothers Holdings,
                Inc., Floating Rate,
                4.57%(+), 07/15/02..........     4,518,616

                       See notes to financial statements.

                             MONEY MARKET PORTFOLIO

                               DECEMBER 31, 2001

 PRINCIPAL                                       VALUE
 ---------                                    ------------
              SHORT-TERM CORPORATE NOTES (CONTINUED)
$ 9,000,000   Lehman Syndicated Loan Fund,
                Floating Rate, 1.95%(+),
                04/12/02....................  $  9,000,000
 25,000,000   Texaco, Inc., Floating Rate,
                2.00%(+), 09/09/02..........    25,000,000
                                              ------------
              TOTAL SHORT-TERM CORPORATE
              NOTES
              (Cost $81,329,977)............    81,329,977
                                              ------------
              TOTAL SECURITIES (Cost
              $704,136,941).................   704,136,941
                                              ------------
              REPURCHASE AGREEMENT -- 0.00%
        977   With Investors Bank & Trust,
                dated 12/31/01, 1.40%, due
                01/02/02, repurchase
                proceeds at maturity $977,
                (Collateralized by Fannie
                Mae Adjustable Rate
                Mortgage, 7.16%, due
                04/01/26, with a value of
                $1,071) (Cost $977).........           977
                                              ------------
              Total Investments -- 99.94%
              (Cost $704,137,918)...........   704,137,918
              Other assets less
              liabilities -- 0.06%..........       439,273
                                              ------------
              NET ASSETS -- 100.00%.........  $704,577,191
                                              ============
The aggregate cost of securities for federal income tax
purposes at December 31, 2001, is $704,137,918.

---------------
(+) Variable rate security. Interest rate is subject to change weekly. The rate shown was in effect at December 31, 2001.

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2001

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 85.05%
              BANKS -- 10.85%
$ 2,500,000   ABN Amro Bank NV, 7.25%,
                05/31/05.....................  $  2,693,132
  4,500,000   Bank of America Corp., 10.00%,
                02/01/03.....................     4,837,045
  1,000,000   Bank of America Corp., 7.125%,
                09/15/06.....................     1,077,234
  5,000,000   Bank One Corp., 7.625%,
                08/01/05(a)..................     5,403,025
  5,000,000   LB Baden -- Wuerttemberg,
                7.875%, 04/15/04.............     5,457,250
  3,430,000   Midland Bank PLC, 8.625%,
                12/15/04.....................     3,822,920
  1,500,000   National Bank of Canada, Series
                B, 8.125%, 08/15/04..........     1,636,242
  5,000,000   RBSG Capital Corp., 10.125%,
                03/01/04.....................     5,582,155
  3,000,000   Svenska Handelsbanken, 8.125%,
                08/15/07.....................     3,227,091
  2,000,000   Wells Fargo & Company, 6.625%,
                07/15/04.....................     2,122,152
                                               ------------
                                                 35,858,246
                                               ------------
              BROKERAGE -- 2.81%
  6,500,000   Bear Stearns & Company, Inc.,
                6.125%, 02/01/03.............     6,712,738
  2,500,000   Morgan Stanley Dean Witter &
                Company, 5.625%, 01/20/04....     2,587,767
                                               ------------
                                                  9,300,505
                                               ------------
              FINANCE -- 16.98%
  4,000,000   Associates Corp. N.A., 7.80%,
                09/15/04.....................     4,341,916
  3,500,000   Associates Corp. N.A., 7.625%,
                04/27/05.....................     3,789,650
  2,500,000   CIT Group, Inc., 7.50%,
                11/14/03.....................     2,656,677
  4,935,000   Copelco Capital Funding Corp.,
                Series 1999-B, Class A4,
                6.90%, 12/18/04..............     5,152,782
  2,000,000   Ford Motor Credit Corp., 5.75%,
                02/23/04.....................     2,032,690
  5,200,000   General Electric Capital Corp.,
                Series MTNA, 7.50%,
                05/15/05.....................     5,689,986
  1,000,000   General Electric Capital Corp.,
                8.70%, 03/01/07..............     1,166,929
  5,000,000   General Motors Acceptance
                Corp., Series MTN, 5.80%,
                03/12/03.....................     5,099,850
  2,000,000   Heller Financial, Inc., 6.40%,
                01/15/03.....................     2,081,532
  6,000,000   Household Finance Corp., 8.00%,
                05/09/05.....................     6,434,100
  2,000,000   International Lease Finance
                Corp., 6.75%, 11/03/03.......     2,090,626

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCE (CONTINUED)
$ 2,000,000   International Lease Finance
                Corp., 5.65%, 08/15/06.......  $  1,980,704
  2,000,000   International Lease Finance
                Corp., Series MTNG, 8.15%,
                10/01/04.....................     2,170,816
  2,750,000   John Deere Capital Corp.,
                Series MTND, 5.52%,
                04/30/04.....................     2,820,111
  2,000,000   Lehman Brothers Holdings, Inc.,
                6.25%, 04/01/03..............     2,069,226
  1,360,000   Lehman Brothers Holdings, Inc.,
                6.125%, 07/15/03.............     1,408,745
  2,500,000   Lehman Brothers Holdings, Inc.,
                7.75%, 01/15/05..............     2,680,785
  1,192,342   Morgan Stanley Capital, Series
                1999-RM1, Class A1, 6.37%,
                12/15/31.....................     1,238,341
  1,176,026   Morgan Stanley Capital, Series
                1999-CAM1, Class A1, 6.54%,
                03/15/32.....................     1,221,541
                                               ------------
                                                 56,127,007
                                               ------------
              INSURANCE -- 1.55%
  5,000,000   Florida Windstorm
                Underwriting -- 144A, 6.50%,
                08/25/02.....................     5,120,610
                                               ------------
              MACHINERY -- 0.62%
  2,000,000   Ingersoll-Rand Company, 5.75%,
                02/14/03.....................     2,061,810
                                               ------------
              PHARMACEUTICALS -- 1.56%
  5,000,000   Abbott Laboratories, 5.125%,
                07/01/04.....................     5,149,580
                                               ------------
              PRIVATE ASSET BACKED: BANKS -- 0.19%
    627,990   Banc One Auto Grantor Trust,
                Series 1997-B, Class A,
                6.29%, 07/20/04..............       631,050
                                               ------------
              PRIVATE ASSET BACKED: CREDIT CARDS -- 4.44%
    900,000   Dayton Hudson Credit Card
                Master Trust, Series 97-1A,
                6.25%, 08/25/05..............       926,542
  5,500,000   J.C. Penney Master Credit Card
                Trust, Series E, Class A,
                5.50%, 06/15/07..............     5,692,819
  5,000,000   MBNA Master Credit Card Trust,
                Series 2000-B, Class A,
                Floating Rate, 2.01%(+),
                07/15/05.....................     5,002,030
  1,670,000   Sears Credit Account Master
                Trust, Series 1996-3, Class
                A, 7.00%, 07/15/08...........     1,762,481
  1,260,000   Travelers Bank Credit Card
                Master Trust, Series 1998-1,
                Class A, 6.00%, 01/18/05.....     1,301,613
                                               ------------
                                                 14,685,485
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2001

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: FINANCE -- 7.08%
$ 5,500,000   BMW Vehicle Lease Trust, Series
                2000-A, Class A4, 6.67%,
                10/25/03.....................  $  5,746,081
  5,000,000   Capital One Auto Finance Trust,
                Series 2001-A, Class A4,
                5.40%, 05/15/08..............     5,134,475
  3,000,000   Caterpillar Financial Asset
                Trust, Series 2001-A, Class
                A3, 4.85%, 04/25/07..........     3,066,441
  1,048,478   Copelco Capital Funding Corp.,
                Series 1998-A, Class A4,
                5.92%, 07/15/03..............     1,064,374
    900,034   Credit Suisse First Boston
                Mortgage Securities Corp.,
                Series 2001-CF2, Class A1,
                5.257%, 02/15/34.............       918,428
     12,600   Freddie Mac, Series MH1, Class
                A, 10.15%, 04/15/06..........        12,643
  1,800,164   Nations Credit Grantor Trust,
                Series 1997, Class A, 6.75%,
                08/15/13.....................     1,887,030
  2,740,943   Navistar Financial Corp. Owner
                Trust, Series 2000-A, Class
                A3, 7.20%, 05/17/04..........     2,798,878
    729,549   Navistar Financial Corp. Owner
                Trust, Series 1998-A, Class
                A, 5.94%, 11/15/04...........       732,806
  2,000,000   Navistar Financial Corp. Owner
                Trust, Series 2001-A, Class
                A3, 4.99%, 08/15/05..........     2,048,180
                                               ------------
                                                 23,409,336
                                               ------------
              PRIVATE ASSET BACKED: INSURANCE -- 0.31%
    928,521   Travelers Mortgage Securities
                Corp., Series 1, Class Z2,
                12.00%, 03/01/14.............     1,011,048
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 8.13%
    997,434   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 2001-4, Class A1,
                5.06%, 11/15/16..............       969,514
  1,000,000   Chase Commercial Mortgage
                Securities Corp., Series
                1997-1, Class A2, 7.37%,
                06/19/29.....................     1,071,822
  3,000,000   Contimortgage Home Equity Loan
                Trust, Series 1998-2, Class
                A7, 6.57%, 03/15/23..........     3,086,196
  1,178,961   DLJ Commercial Mortgage Corp.,
                Series 1998-CG1, Class A1A,
                6.11%, 06/10/31..............     1,218,140

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$ 1,664,423   EQCC Home Equity Loan Trust,
                Series 1998-1, Class A6F,
                6.252%, 12/15/07.............  $  1,716,506
  2,050,000   First Union-Lehman Brothers
                Commercial Mortgage, Series
                1997-C1, Class A2, 7.30%,
                04/18/29.....................     2,186,596
  1,931,630   General Electric Capital
                Commercial Mortgage Corp.,
                Series 2001-2, Class A1,
                5.26%, 08/11/33..............     1,953,550
    996,819   General Electric Capital
                Commercial Mortgage Corp.,
                Series 2001-3, Class A1,
                5.56%, 06/10/38..............       992,286
  3,715,668   IMC Home Equity Loan Trust,
                Series 1997-3, Class A7,
                7.08%, 08/20/28..............     3,890,093
  6,000,000   Residential Funding Mortgage
                Securities, Series 2000-HI2,
                Class AI3, 7.90%, 02/25/15...     6,203,802
  3,500,000   Vendee Mortgage Trust, Series
                1996-1, Class K, 6.75%,
                11/15/12.....................     3,563,420
                                               ------------
                                                 26,851,925
                                               ------------
              PRIVATE ASSET BACKED: OTHER -- 12.75%
  3,500,000   ANRC Auto Owner Trust, Series
                2000-A, Class A4, 7.15%,
                02/15/07.....................     3,674,118
  2,000,000   Asset Securitization Corp.,
                Series 1997-D4, Class A1C,
                7.42%, 04/14/29..............     2,136,360
    747,826   California Infrastructure,
                Series 1997, Class A4, 6.15%,
                03/25/04.....................       753,816
  5,000,000   California Infrastructure,
                Series 1997, Class A6, 6.38%,
                09/25/08.....................     5,217,240
  4,500,000   CIT Equipment Collateral,
                Series 2000, Class A3, 6.84%,
                06/20/04.....................     4,647,577
  5,900,000   CNH Equipment Trust, Series
                2000-B, Class A3, 6.88%,
                03/15/05.....................     6,051,660
  2,000,000   Countrywide Asset Backed
                Certificates, Series 2, Class
                AF2, 8.21%, 08/25/25.........     2,094,336
  5,000,000   Household Automotive Trust,
                Series 2001-2, Class A3,
                4.83%, 03/17/06..............     5,112,465

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2001

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: OTHER (CONTINUED)
$ 1,999,187   Indymac Manufactured Housing
                Contract, Series 1998-2,
                Class A3, 6.20%, 09/25/17....  $  2,065,370
  3,000,000   John Deere Owner Trust, Series
                2001-A, Class A3, 3.26%,
                10/17/05.....................     2,980,920
  1,500,000   Midstate Trust, Series 2, Class
                A4, 9.625%, 04/01/03.........     1,530,825
  5,631,743   PBG Equipment Trust, Series 1A,
                Class A, 6.27%, 01/20/12.....     5,868,248
                                               ------------
                                                 42,132,935
                                               ------------
              PRIVATE ASSET BACKED: PHARMACEUTICALS --0.65%
  2,027,782   Upjohn Company, Series A,
                9.79%, 02/01/04..............     2,148,476
                                               ------------
              PRIVATE ASSET BACKED: RECEIVABLES -- 8.52%
  3,835,368   Associates Automobile
                Receivables Trust, Series
                2000-1, Class A3, 7.30%,
                01/15/04.....................     3,948,288
  4,000,000   Chevy Chase Auto Receivables
                Trust, Series 2001-2, Class
                A4, 4.44%, 04/16/07..........     3,974,588
    956,924   Compass Auto Receivables Trust,
                Series 1998-A, Class A3,
                5.90%, 05/15/04..............       958,348
  5,000,000   Dealer Auto Receivable Trust,
                Series 2000-1, Class A3,
                7.07%, 05/17/04..............     5,137,355
    292,962   EAB Lease Receivables Trust,
                Series 1998-1, Class A3,
                5.66%, 09/15/02..............       293,878
  2,300,000   First Security Auto Owner
                Trust, Series 2000-2, Class
                A3, 6.83%, 07/15/04..........     2,370,270
  4,093,197   First Sierra Receivables,
                Series 1999-1, Class A4,
                5.73%, 09/15/04..............     4,195,277
  2,262,458   Textron Financial Corp.
                Receivables Trust, Series
                1998-A, Class A2, 5.89%,
                01/15/05.....................     2,279,732
  5,000,000   World Omni Auto Receivables
                Trust, Series 2001-B, Class
                A3, 3.79%, 11/21/05..........     5,011,900
                                               ------------
                                                 28,169,636
                                               ------------
              PRIVATE ASSET BACKED: TRANSPORTATION -- 2.69%
  8,487,527   Railcar Trust, Series 1992-1,
                Class A, 7.75%, 06/01/04.....     8,904,604
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              REAL ESTATE -- 0.92%
$ 2,000,000   EOP Operating LP, 6.375%,
                01/15/02.....................  $  2,002,078
  1,000,000   EOP Operating LP, 6.375%,
                02/15/03.....................     1,029,750
                                               ------------
                                                  3,031,828
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 1.98%
  1,330,000   Duke Realty Corp., 7.25%,
                09/22/02.....................     1,371,016
  3,000,000   HRPT Properties Trust, Class A,
                6.75%, 12/18/02..............     3,068,952
  1,000,000   Kimco Realty Corp., 6.50%,
                10/01/03.....................     1,040,484
  1,000,000   Kimco Realty Corp., Series
                MTNB, 7.62%, 10/20/04........     1,069,273
                                               ------------
                                                  6,549,725
                                               ------------
              RETAIL: SUPERMARKET -- 0.62%
  2,000,000   SUPERVALU, Inc., 7.80%,
                11/15/02.....................     2,033,444
                                               ------------
              SPECIAL PURPOSE ENTITY -- 1.30%
  4,000,000   First Union Corp., 9.375%,
                04/15/03.....................     4,306,488
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND SERVICE --
                0.79%
  2,500,000   Worldcom, Inc., 7.875%,
                05/15/03.....................     2,613,657
                                               ------------
              UTILITIES: ELECTRIC -- 0.31%
  1,000,000   NiSource Finance Corp., 5.75%,
                04/15/03.....................     1,006,745
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
              (Cost $275,880,406)............   281,104,140
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 4.96%
              FANNIE MAE -- 3.37%
      4,666   PL# 137455, 7.00%, 04/01/04....         4,758
  5,000,000   6.50%, 08/15/04................     5,349,195
  2,656,605   PL# 609771, 6.00%, 09/01/08....     2,710,567
  3,071,891   PL# 50973, 6.00%, 01/01/09.....     3,077,516
                                               ------------
                                                 11,142,036
                                               ------------
              FREDDIE MAC -- 1.59%
    230,623   PL# 850082, 9.00%, 10/01/05....       242,221
     91,351   PL# D06777, 7.50%, 03/01/08....        91,551
  1,928,482   PL# E00532, 6.50%, 02/01/13....     1,967,787
  2,842,129   PL# E00542, 6.50%, 04/01/13....     2,900,054
     50,203   PL# 306816, 7.00%, 01/01/18....        50,632
                                               ------------
                                                  5,252,245
                                               ------------
              TOTAL US GOVERNMENT AGENCY
              SECURITIES (Cost
              $16,412,707)...................    16,394,281
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2001

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US TREASURY NOTE -- 1.52%
$ 5,000,000   3.25%, 12/31/03 (Cost
                $5,005,742)..................  $  5,018,750
                                               ------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 2.16%
  3,000,000   Hydro Quebec, 7.49%,
                07/30/03.....................     3,176,499
  3,750,000   Hydro Quebec, Series MTNB,
                6.52%, 02/23/06..............     3,948,113
                                               ------------
              TOTAL FOREIGN GOVERNMENT
              OBLIGATIONS (Cost
              $6,988,409)....................     7,124,612
                                               ------------
              TIME DEPOSITS -- 0.72%
    193,979   American Express Centurion
                Bank, 1.89%, 01/22/02(b).....       193,979
    892,305   Bank of Nova Scotia, 2.04%,
                02/15/02(b)..................       892,305
    465,550   Bayerische HypoVereinsbank,
                1.92%, 02/05/02(b)...........       465,550
    116,388   Bayerische HypoVereinsbank,
                1.81%, 03/18/02(b)...........       116,388
    193,979   BNP Paribas, 1.84%,
                01/09/02(b)..................       193,979
    232,775   Credit Agricole Indosuez,
                1.70%, 01/07/02(b)...........       232,775
    257,837   Fleet National Bank, 1.95%,
                01/02/02(b)..................       257,837
     38,796   Royal Bank Of Canada, 1.69%,
                01/07/02(b)..................        38,796
                                               ------------
              TOTAL TIME DEPOSITS (Cost
              $2,391,609)....................     2,391,609
                                               ------------
              SHORT TERM CORPORATE NOTES -- 3.90%
    969,896   Credit Suisse First Boston
                Corp., Floating Rate,
                1.98%(+), 05/07/02(b)........       969,896
    193,979   First Union National Bank,
                Floating Rate, 1.54%(+),
                03/12/02(b)..................       193,979
    116,388   Goldman Sachs Group, Inc.,
                Floating Rate, 1.54%(+),
                02/05/02(b)..................       116,388
    155,183   Merrill Lynch & Company,
                Floating Rate, 1.64%(+),
                11/26/02(b)..................       155,183
    581,938   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                1.93%(+), 01/03/02(b)........       581,938
    116,388   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                1.61%(+), 05/09/02(b)........       116,388

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$   775,917   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                1.93%(+), 06/28/02(b)........  $    775,917
 10,000,000   World Bank, 1.77%, 01/22/02....     9,989,675
                                               ------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $12,899,364).......    12,899,364
                                               ------------
  SHARES
  ------
              REGULATED INVESTMENT COMPANY -- 0.05%
    170,702   Merrimac Cash Fund -- Premium
                Class(b) (Cost $170,702).....       170,702
                                               ------------
              TOTAL SECURITIES (Cost
              $319,748,939)..................   325,103,458
                                               ------------
 PRINCIPAL
 ---------
              REPURCHASE AGREEMENT -- 3.06%
$10,109,980   With Investors Bank & Trust,
                dated 12/31/01, 1.40%, due
                01/02/02, repurchase proceeds
                at maturity $10,110,767
                (Collateralized by Fannie Mae
                Adjustable Rate Mortgage,
                6.00%, due 12/15/04, with a
                value of $10,615,979) (Cost
                $10,109,980).................    10,109,980
                                               ------------
              Total Investments -- 101.42%
              (Cost $329,858,919)............   335,213,438
              Liabilities less other
              assets -- (1.42)%..............    (4,710,482)
                                               ------------
              NET ASSETS -- 100.00%..........  $330,502,956
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2001, is $319,748,939.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $6,254,351
    Gross unrealized depreciation...........    (899,832)
                                              ----------
    Net unrealized appreciation.............  $5,354,519
                                              ==========

---------------

(a)  All or part of this security is on loan.
(b)  Collateral for securities on loan.
(+) Variable rate security. Interest rate is based on the Federal Funds Rate. The rate shown was in effect at December 31, 2001.

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2001

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US TREASURY SECURITIES -- 12.43%
              US TREASURY BONDS -- 2.87%
$ 4,000,000   6.125%, 08/15/29(a)............  $  4,245,312
  3,000,000   6.25%, 05/15/30(a).............     3,249,726
                                               ------------
                                                  7,495,038
                                               ------------
              US TREASURY NOTES -- 9.56%
  5,000,000   5.625%, 12/31/02...............     5,175,585
  5,000,000   5.50%, 03/31/03(a).............     5,195,510
  5,000,000   3.625%, 08/31/03...............     5,070,310
  4,000,000   6.50%, 10/15/06(a).............     4,356,408
  2,000,000   4.75%, 11/15/08................     1,992,188
  3,000,000   5.75%, 08/15/10(a).............     3,149,298
                                               ------------
                                                 24,939,299
                                               ------------
              TOTAL US TREASURY SECURITIES
              (Cost $31,875,226).............    32,434,337
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 43.87%
              FANNIE MAE -- 4.17%
  3,000,000   5.125%, 02/13/04...............     3,102,345
  1,000,000   5.25%, 01/15/09................       989,970
  2,000,000   7.25%, 01/15/10................     2,206,564
    478,329   Series 96-M7, Class B, 6.66%,
                06/17/11.....................       480,287
  4,000,000   6.25%, 07/19/11................     4,104,140
                                               ------------
                                                 10,883,306
                                               ------------
              FEDERAL HOME LOAN BANK -- 3.48%
  4,000,000   4.875%, 01/22/02...............     4,006,088
  3,000,000   Series 114, 5.125%, 02/26/02...     3,013,449
  2,000,000   5.50%, 01/21/03................     2,065,452
                                               ------------
                                                  9,084,989
                                               ------------
              FREDDIE MAC -- 17.82%
  7,000,000   5.625%, 03/20/06...............     7,176,211
  6,000,000   5.75%, 04/15/08................     6,180,000
  5,000,000   6.625%, 09/15/09...............     5,322,975
 12,000,000   6.875%, 09/15/10...............    12,943,464
  5,000,000   6.375%, 08/01/11...............     5,000,505
  3,000,000   CMO, Series 1574, 6.50%,
                02/15/21.....................     3,104,940
  5,300,000   CMO, Series 1500, 7.00%,
                06/15/22.....................     5,462,233
    167,611   CMO, Series 31, Floating Rate,
                2.34%(+), 08/25/23...........       167,593

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FREDDIE MAC (CONTINUED)
$    43,936   CMO, Series 1710, Floating
                Rate, 2.44%(+), 02/15/24.....  $     43,921
  1,000,000   6.75%, 03/15/31................     1,063,187
                                               ------------
                                                 46,465,029
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION --
              7.13%
        149   PL# 209631, 7.50%, 04/15/02....           151
      9,983   PL# 328000, 7.50%, 06/15/07....        10,548
      3,470   PL# 328084, 7.50%, 07/15/07....         3,666
     14,900   PL# 322072, 7.50%, 08/15/07....        15,742
     41,031   PL# 323189, 7.50%, 08/15/07....        43,352
     79,436   PL# 328188, 7.50%, 08/15/07....        83,929
     88,033   PL# 328192, 7.50%, 08/15/07....        93,013
     33,758   PL# 328200, 7.50%, 08/15/07....        35,668
    145,073   PL# 329060, 7.50%, 08/15/07....       153,280
    122,577   PL# 332267, 7.50%, 08/15/07....       129,511
      4,644   PL# 335542, 7.50%, 08/15/07....         4,907
     46,525   PL# 335995, 7.50%, 08/15/07....        49,157
    116,164   PL# 297619, 7.50%, 09/15/07....       122,736
    106,649   PL# 332704, 7.50%, 09/15/07....       112,682
     30,327   PL# 333320, 7.50%, 09/15/07....        32,043
     61,150   PL# 333709, 7.50%, 09/15/07....        64,610
    116,213   PL# 369749, 6.50%, 09/15/08....       119,337
    130,456   PL# 345975, 6.50%, 10/15/08....       133,962
    328,845   PL# 374726, 6.50%, 10/15/08....       337,683
    100,523   PL# 345973, 6.50%, 11/15/08....       103,224
     65,733   PL# 363874, 6.50%, 11/15/08....        67,500
    154,363   PL# 366531, 6.50%, 11/15/08....       158,512
    164,300   PL# 370448, 6.50%, 11/15/08....       168,715
    204,274   PL# 371094, 6.50%, 11/15/08....       209,764
  2,415,513   PL# 2483, 7.00%, 09/20/27......     2,465,393
  8,020,524   PL# 2631, 7.00%, 08/20/28......     8,186,147
  5,575,246   PL# 2645, 7.00%, 09/20/28......     5,690,375
                                               ------------
                                                 18,595,607
                                               ------------
              HOUSING AND URBAN DEVELOPMENT -- 1.96%
  5,000,000   Series 97-A, 6.23%, 08/01/02...     5,118,275
                                               ------------
              SMALL BUSINESS ADMINISTRATION -- 1.50%
  4,000,000   5.886%, 09/10/11...............     3,898,752
                                               ------------
              TENNESSEE VALLEY AUTHORITY -- 2.17%
  2,500,000   Series A, 6.375%,
                06/15/05(a)..................     2,653,960
  3,000,000   Series G, 5.375%, 11/13/08.....     2,996,946
                                               ------------
                                                  5,650,906
                                               ------------

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                               DECEMBER 31, 2001

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              US GOVERNMENT GUARANTEED BOND -- 1.38%
$ 3,462,094   6.12%, 04/01/08................  $  3,597,462
                                               ------------
              US TREASURY INFLATION INDEX -- 4.26%
 11,000,600   3.625%, 01/15/08...............    11,120,925
                                               ------------
              TOTAL US GOVERNMENT AGENCY
              SECURITIES (Cost
              $111,549,023)..................   114,415,251
                                               ------------
              CORPORATE BONDS AND NOTES -- 9.88%
              CONSUMER GOODS AND SERVICES -- 0.37%
  1,000,000   Eastman Kodak Company, 6.375%,
                06/15/06(a)..................       972,607
                                               ------------
              FINANCIAL SERVICES -- 1.60%
  2,000,000   Ford Motor Credit Company,
                7.50%, 03/15/05..............     2,070,286
  2,000,000   General Electric Capital Corp.,
                Series MTNA, 6.75%,
                09/11/03.....................     2,108,482
                                               ------------
                                                  4,178,768
                                               ------------
              SHIPBUILDING -- 0.83%
  1,943,000   Sulphur Carriers, Series 2009,
                8.30%, 10/15/09..............     2,171,846
                                               ------------
              SPECIAL PURPOSE ENTITY -- 7.08%
  5,000,000   Overseas Private Invest, 5.14%,
                08/15/07.....................     4,969,771
  4,090,908   Overseas Private Invest, 7.45%,
                12/15/10.....................     4,390,281
  8,571,429   Overseas Private Invest, Series
                1997, 7.05%, 11/15/13........     9,100,286
                                               ------------
                                                 18,460,338
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
              (Cost $24,920,867).............    25,783,559
                                               ------------
              FOREIGN GOVERNMENT OBLIGATION -- 0.78%
  2,000,000   Republic of Italy, 5.25%,
                04/05/06 (Cost $1,991,431)...     2,040,802
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY SECURITIES --
              29.56%
              FANNIE MAE -- 14.85%
  5,800,000   1.77%, 01/04/02................     5,799,145
  2,700,000   1.68%, 01/31/02................     2,696,220
 30,300,000   1.68%, 02/14/02................    30,237,784
                                               ------------
                                                 38,733,149
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM US GOVERNMENT AGENCY SECURITIES
              (CONTINUED)
              FEDERAL HOME LOAN BANK -- 8.62%
$15,900,000   1.67%, 01/09/02................  $ 15,894,099
  3,200,000   1.76%, 01/11/02................     3,198,435
  3,400,000   1.87%, 01/18/02................     3,396,998
                                               ------------
                                                 22,489,532
                                               ------------
              FREDDIE MAC -- 6.09%
  2,800,000   1.86%, 01/02/02................     2,799,855
    800,000   1.72%, 01/15/02................       799,465
  1,300,000   1.75%, 01/15/02................     1,299,115
  7,000,000   1.72%, 01/22/02................     6,992,977
  4,000,000   1.72%, 03/14/02................     3,986,240
                                               ------------
                                                 15,877,652
                                               ------------
              TOTAL SHORT TERM US GOVERNMENT
              AGENCY SECURITIES (Cost
              $77,100,333)...................    77,100,333
                                               ------------
              COMMERCIAL PAPER -- 1.88%
  1,700,000   Houston Industries Finance
                Company, 3.50%, 01/24/02.....     1,696,199
  1,800,000   NiSource Finance Corp., 2.75%,
                01/02/02.....................     1,799,862
  1,400,000   Walt Disney Company, 2.70%,
                01/07/02.....................     1,399,370
                                               ------------
              TOTAL COMMERCIAL PAPER (Cost
              $4,895,431)....................     4,895,431
                                               ------------
              TIME DEPOSITS -- 3.38%
    759,274   American Express Centurion
                Bank, 1.89%, 01/22/02(b).....       759,274
  3,492,659   Bank of Nova Scotia, 2.04%,
                02/15/02(b)..................     3,492,659
  1,822,257   Bayerische HypoVereinsbank,
                1.92%, 02/05/02(b)...........     1,822,257
    455,564   Bayerische HypoVereinsbank,
                1.81%, 03/18/02(b)...........       455,564
    759,274   BNP Paribas, 1.84%,
                01/09/02(b)..................       759,274
    911,128   Credit Agricole Indosuez,
                1.70%, 01/07/02(b)...........       911,128
    453,639   Fleet National Bank, 1.95%,
                01/02/02(b)..................       453,639
    151,855   Royal Bank Of Canada, 1.69%,
                01/07/02(b)..................       151,855
                                               ------------
              TOTAL TIME DEPOSITS (Cost
              $8,805,650)....................     8,805,650
                                               ------------

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                               DECEMBER 31, 2001

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM CORPORATE NOTES -- 5.27%
$ 3,796,368   Credit Suisse First Boston
                Corp., Floating Rate,
                1.98%(+), 05/07/02(b)........  $  3,796,368
  1,414,855   First Union National Bank,
                Floating Rate, 1.54%(+),
                03/12/02(b)..................     1,414,855
  1,800,000   General Motors Acceptance
                Corp., Floating Rate,
                2.32%(+), 02/01/02...........     1,798,549
    355,567   Goldman Sachs Group, Inc.,
                Floating Rate, 1.54%(+),
                02/05/02(b)..................       355,567
    607,419   Merrill Lynch & Company,
                Floating Rate, 1.64%(+),
                11/26/02(b)..................       607,419
  2,277,821   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                1.93%(+), 01/03/02(b)........     2,277,821
    455,564   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                1.61%(+), 05/09/02(b)........       455,564
  3,037,095   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                1.93%(+), 06/28/02(b)........     3,037,095
                                               ------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $13,743,238).......    13,743,238
                                               ------------

  SHARES
  ------
              REGULATED INVESTMENT COMPANY -- 0.26%
    668,161   Merrimac Cash Fund -- Premium
                Class(b) (Cost $668,161).....       668,161
                                               ------------
              TOTAL SECURITIES (Cost
              $275,549,360)..................   279,886,762
                                               ------------

PRINCIPAL                                         VALUE
---------                                      ------------
            REPURCHASE AGREEMENT -- 0.02%
 $41,645    With Investors Bank & Trust,
              dated 12/31/01, 1.40%, due
              01/02/02, repurchase proceeds
              at maturity $41,648
              (Collateralized by Freddie Mac
              Adjustable Rate Mortgage,
              7.177%, due 01/01/23, with a
              value of $43,752) (Cost
              $41,645).......................  $     41,645
                                               ------------
            Total Investments -- 107.33%
            (Cost $275,591,005)..............   279,928,407
            Liabilities less other
            assets -- (7.33)%................   (19,133,290)
                                               ------------
            NET ASSETS -- 100.00%............  $260,795,117
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2001, is $275,762,870.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation.............  $4,501,362
    Gross unrealized depreciation.............    (377,470)
                                                ----------
    Net unrealized appreciation...............  $4,123,892
                                                ==========

---------------

(a)  All or part of this security is on loan.
(b)  Collateral for securities on loan.
(+) Variable rate security. Interest rate is based on the Federal Funds Rate. The rate shown was in effect at December 31, 2001.

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2001

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              US TREASURY SECURITIES -- 13.65%
              US TREASURY BONDS -- 10.10%
$23,095,000   8.50%, 02/15/20(a)............  $  30,216,551
  8,330,000   8.00%, 11/15/21...............     10,541,032
 13,375,000   6.25%, 08/15/23...............     14,158,695
 20,890,000   6.125%, 11/15/27(a)...........     21,974,483
                                              -------------
                                                 76,890,761
                                              -------------
              US TREASURY NOTE -- 0.31%
  2,440,000   3.50%, 11/15/06(a)............      2,352,121
                                              -------------
              US TREASURY STRIPS -- 3.24%
 39,525,000   0.00%, 05/15/17...............     15,787,431
 29,175,000   0.00%, 11/15/21...............      8,942,400
                                              -------------
                                                 24,729,831
                                              -------------
              TOTAL US TREASURY SECURITIES
              (Cost $103,545,028)...........    103,972,713
                                              -------------
              US GOVERNMENT AGENCY SECURITIES -- 46.24%
              FANNIE MAE -- 43.32%
  6,310,000   5.50%, 02/15/06...............      6,499,388
  7,850,000   6.625%, 11/15/30..............      8,212,662
    450,045   PL# 535103, 7.00%, 01/01/15...        466,004
  7,150,000   PL# 535675, 7.00%, 01/01/16...      7,403,546
    195,430   PL# 253698, 6.00%, 02/01/16...        195,788
    327,961   PL# 549659, 7.00%, 02/01/16...        339,591
    456,808   PL# 550440, 7.00%, 02/01/16...        473,007
    999,999   PL# 556283, 6.00%, 04/01/16...      1,001,830
    999,999   PL# 579270, 6.00%, 04/01/16...      1,001,830
    153,590   PL# 580512, 6.00%, 04/01/16...        153,871
  1,654,103   PL# 559422, 6.00%, 05/01/16...      1,657,131
  3,732,254   PL# 580848, 6.00%, 05/01/16...      3,739,088
  1,242,533   PL# 581380, 6.00%, 05/01/16...      1,244,808
    353,353   PL# 585941, 6.00%, 05/01/16...        354,000
  1,999,999   PL# 253845, 6.00%, 06/01/16...      2,003,661
    999,999   PL# 582381, 6.00%, 06/01/16...      1,001,830
     41,808   PL# 583520, 6.00%, 06/01/16...         41,884
    954,092   PL# 583677, 6.00%, 06/01/16...        955,839
    963,747   PL# 585945, 6.00%, 06/01/16...        965,511
    347,542   PL# 586592, 6.00%, 06/01/16...        348,179
    692,378   PL# 589372, 6.00%, 06/01/16...        693,646
    652,356   PL# 590023, 6.00%, 06/01/16...        653,551
  1,000,100   PL# 590024, 6.00%, 06/01/16...      1,001,931
  2,041,575   PL# 592658, 6.00%, 06/01/16...      2,045,313
    999,999   PL# 592889, 6.00%, 06/01/16...      1,001,830
    404,229   PL# 505045, 6.00%, 07/01/16...        404,969
    790,640   PL# 564863, 6.00%, 07/01/16...        792,088

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$   149,030   PL# 586668, 6.00%, 07/01/16...  $     149,303
    347,955   PL# 593115, 6.00%, 07/01/16...        348,592
  1,620,610   PL# 593855, 6.00%, 07/01/16...      1,623,577
    999,999   PL# 596354, 6.00%, 07/01/16...      1,001,830
  4,749,999   PL# 598251, 6.00%, 07/01/16...      4,758,696
    999,999   PL# 598398, 6.00%, 07/01/16...      1,001,830
  4,999,996   PL# 545125, 6.00%, 08/01/16...      5,009,151
    962,949   PL# 590913, 6.00%, 08/01/16...        964,712
    154,052   PL# 598301, 6.00%, 08/01/16...        154,334
    999,999   PL# 598402, 6.00%, 08/01/16...      1,001,830
  5,354,159   PL# 602379, 6.00%, 08/01/16...      5,363,962
  1,999,998   PL# 603028, 6.00%, 08/01/16...      2,003,660
    360,591   PL# 253990, 7.00%, 09/01/16...        373,378
     43,058   PL# 597551, 6.00%, 09/01/16...         43,137
    274,857   PL# 598125, 7.00%, 09/01/16...        284,603
    317,298   PL# 601170, 6.00%, 09/01/16...        317,879
    999,999   PL# 604091, 6.00%, 09/01/16...      1,001,830
    752,362   PL# 608779, 6.00%, 09/01/16...        753,740
  1,652,053   PL# 609074, 6.00%, 09/01/16...      1,655,078
  2,305,237   PL# 618807, 6.00%, 09/01/16...      2,309,458
    364,652   PL# 580179, 7.00%, 10/01/16...        377,583
    646,667   PL# 601979, 6.00%, 10/01/16...        647,851
    931,295   PL# 603060, 6.00%, 10/01/16...        933,000
    714,097   PL# 606961, 6.00%, 10/01/16...        715,405
    999,999   PL# 607016, 6.00%, 10/01/16...      1,001,830
    215,330   PL# 611323, 7.00%, 10/01/16...        222,966
    136,892   PL# 612311, 6.00%, 10/01/16...        137,143
    682,702   PL# 254047, 6.00%, 11/01/16...        683,952
    201,176   PL# 579270, 6.00%, 11/01/16...        201,545
    725,357   PL# 587851, 5.50%, 11/01/16...        713,280
    652,044   PL# 607536, 6.00%, 11/01/16...        653,238
  1,345,295   PL# 607853, 6.00%, 11/01/16...      1,347,759
  1,347,944   PL# 610799, 6.00%, 11/01/16...      1,350,413
    595,885   PL# 610998, 6.00%, 11/01/16...        596,976
  1,000,000   PL# 611693, 5.50%, 11/01/16...        983,349
     96,442   PL# 612359, 5.50%, 11/01/16...         94,836
    931,316   PL# 612736, 6.00%, 11/01/16...        933,021
    654,703   PL# 614513, 6.00%, 11/01/16...        655,902
  1,347,041   PL# 615230, 6.00%, 11/01/16...      1,349,507
  1,000,001   PL# 616062, 5.50%, 11/01/16...        983,350
    729,781   PL# 616091, 6.00%, 11/01/16...        731,118
  1,000,001   PL# 616114, 5.50%, 11/01/16...        983,350
    201,482   PL# 619175, 6.00%, 11/01/16...        201,851

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2001

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$ 2,000,001   PL# 254088, 5.50%, 12/01/16...  $   1,966,699
    213,651   PL# 254089, 6.00%, 12/01/16...        214,043
    323,082   PL# 254140, 5.50%, 12/01/16...        317,732
  2,000,000   PL# 566869, 5.50%, 12/01/16...      1,966,698
    965,152   PL# 566871, 6.00%, 12/01/16...        966,919
  1,000,000   PL# 587859, 5.50%, 12/01/16...        983,349
  3,000,000   PL# 593484, 5.50%, 12/01/16...      2,950,047
     32,223   PL# 596519, 6.00%, 12/01/16...         32,282
    883,339   PL# 598926, 6.00%, 12/01/16...        884,956
  4,000,000   PL# 601438, 5.50%, 12/01/16...      3,933,396
  2,034,846   PL# 604259, 6.00%, 12/01/16...      2,038,572
    256,278   PL# 604299, 5.50%, 12/01/16...        252,011
  1,117,776   PL# 604542, 6.00%, 12/01/16...      1,119,822
  1,345,895   PL# 607827, 6.00%, 12/01/16...      1,348,359
  1,999,999   PL# 607889, 6.00%, 12/01/16...      2,003,661
  3,401,942   PL# 611695, 5.50%, 12/01/16...      3,345,296
  3,000,000   PL# 611884, 5.50%, 12/01/16...      2,950,047
    720,300   PL# 612750, 5.50%, 12/01/16...        708,306
    330,306   PL# 612754, 5.50%, 12/01/16...        324,806
    706,129   PL# 612755, 6.00%, 12/01/16...        707,422
  1,000,000   PL# 613298, 5.50%, 12/01/16...        983,349
  2,000,000   PL# 613910, 5.50%, 12/01/16...      1,966,698
    652,958   PL# 613938, 6.00%, 12/01/16...        654,154
  3,000,000   PL# 614211, 5.50%, 12/01/16...      2,950,047
  4,000,000   PL# 614215, 5.50%, 12/01/16...      3,933,396
    384,676   PL# 614252, 6.00%, 12/01/16...        385,380
    999,999   PL# 614740, 6.00%, 12/01/16...      1,001,830
    175,903   PL# 614743, 5.50%, 12/01/16...        172,974
  2,000,000   PL# 614748, 5.50%, 12/01/16...      1,966,698
  2,274,643   PL# 614843, 5.50%, 12/01/16...      2,236,768
  1,000,000   PL# 614920, 5.50%, 12/01/16...        983,349
  1,000,000   PL# 616140, 5.50%, 12/01/16...        983,349
  1,000,000   PL# 616151, 5.50%, 12/01/16...        983,349
  1,000,000   PL# 616388, 5.50%, 12/01/16...        983,349
  2,000,000   PL# 616422, 5.50%, 12/01/16...      1,966,698
  3,000,000   PL# 616425, 5.50%, 12/01/16...      2,950,047
  2,273,185   PL# 616459, 6.00%, 12/01/16...      2,277,347
    773,800   PL# 616467, 5.50%, 12/01/16...        760,915
  1,000,000   PL# 616668, 5.50%, 12/01/16...        983,349
  1,000,000   PL# 616718, 5.50%, 12/01/16...        983,349
    557,682   PL# 616725, 5.50%, 12/01/16...        548,396
  1,000,100   PL# 616908, 6.00%, 12/01/16...      1,001,931
  2,000,000   PL# 617102, 5.50%, 12/01/16...      1,966,698

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$ 2,000,000   PL# 617109, 5.50%, 12/01/16...  $   1,966,698
  1,000,000   PL# 617113, 6.00%, 12/01/16...      1,001,831
    418,885   PL# 617324, 5.50%, 12/01/16...        411,910
    379,389   PL# 618004, 6.00%, 12/01/16...        380,084
  1,000,000   PL# 618092, 6.00%, 12/01/16...      1,001,831
  3,000,000   PL# 618454, 5.50%, 12/01/16...      2,950,047
  3,258,133   PL# 618464, 5.50%, 12/01/16...      3,203,882
    794,148   PL# 618498, 6.00%, 12/01/16...        795,602
  2,000,000   PL# 618999, 5.50%, 12/01/16...      1,966,698
  2,000,000   PL# 619021, 5.50%, 12/01/16...      1,966,698
  2,000,000   PL# 619436, 5.50%, 12/01/16...      1,966,698
  1,000,000   PL# 619437, 5.50%, 12/01/16...        983,349
    602,786   PL# 619961, 6.00%, 12/01/16...        603,890
    318,472   PL# 619963, 6.00%, 12/01/16...        319,055
  2,000,000   PL# 620938, 5.50%, 12/01/16...      1,966,698
  1,411,014   PL# 620950, 5.50%, 12/01/16...      1,387,519
  2,000,000   PL# 620979, 5.50%, 12/01/16...      1,966,698
    413,416   PL# 621999, 5.50%, 12/01/16...        406,532
  3,000,000   PL# 622080, 5.50%, 12/01/16...      2,950,047
     50,327   PL# 622453, 5.50%, 12/01/16...         49,489
    404,000   PL# 622460, 5.50%, 12/01/16...        397,273
  2,689,876   PL# 622529, 6.00%, 12/01/16...      2,694,801
  2,370,324   PL# 622578, 5.50%, 12/01/16...      2,330,856
  2,000,000   PL# 622843, 5.50%, 12/01/16...      1,966,698
  2,000,000   PL# 566870, 5.50%, 01/01/17...      1,966,698
  3,000,000   PL# 612847, 5.50%, 01/01/17...      2,950,047
  1,046,460   PL# 614750, 6.00%, 01/01/17...      1,048,376
  2,000,000   PL# 615179, 5.50%, 01/01/17...      1,966,698
     38,296   PL# 616158, 5.50%, 01/01/17...         37,658
    615,424   PL# 617272, 6.00%, 01/01/17...        616,551
    498,637   PL# 617518, 6.00%, 01/01/17...        499,550
  1,000,000   PL# 619882, 5.50%, 01/01/17...        983,349
  2,000,000   PL# 621052, 5.50%, 01/01/17...      1,966,698
  2,000,000   PL# 621055, 5.50%, 01/01/17...      1,966,698
  2,000,200   PL# 621060, 6.00%, 01/01/17...      2,003,862
     77,090   PL# 492742, 7.00%, 05/01/29...         78,623
     43,354   PL# 503916, 7.50%, 06/01/29...         44,749
  4,583,210   PL# 252571, 7.00%, 07/01/29...      4,674,398
     65,877   PL# 508415, 7.00%, 08/01/29...         67,188
    278,161   PL# 515946, 7.00%, 10/01/29...        283,695
     40,307   PL# 531092, 7.50%, 10/01/29...         41,605
    319,624   PL# 524164, 7.00%, 11/01/29...        325,983
    565,012   PL# 535030, 7.00%, 12/01/29...        576,253

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2001

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$    16,338   PL# 527717, 7.50%, 01/01/30...  $      16,864
    312,924   PL# 528107, 7.00%, 02/01/30...        319,150
    274,276   PL# 531497, 7.00%, 02/01/30...        279,733
    324,749   PL# 531735, 7.00%, 02/01/30...        331,210
    246,781   PL# 535159, 7.00%, 02/01/30...        251,691
    524,893   PL# 535277, 7.00%, 04/01/30...        535,336
     12,345   PL# 536337, 7.50%, 04/01/30...         12,743
     40,684   PL# 537176, 7.50%, 05/01/30...         41,994
     52,781   PL# 538314, 7.50%, 05/01/30...         54,480
    945,874   PL# 539934, 7.50%, 05/01/30...        976,319
     42,404   PL# 253346, 7.50%, 06/01/30...         43,769
     36,231   PL# 531225, 7.50%, 06/01/30...         37,398
     49,751   PL# 540211, 7.50%, 06/01/30...         51,353
     14,799   PL# 504915, 7.50%, 07/01/30...         15,276
     39,420   PL# 539183, 7.50%, 07/01/30...         40,689
    946,298   PL# 540226, 7.50%, 07/01/30...        976,756
     34,452   PL# 541401, 7.50%, 07/01/30...         35,561
     47,503   PL# 542999, 7.50%, 08/01/30...         49,032
     38,500   PL# 548026, 7.50%, 08/01/30...         39,739
     44,345   PL# 544583, 7.50%, 09/01/30...         45,772
     44,896   PL# 550544, 7.50%, 09/01/30...         46,342
     52,182   PL# 550901, 7.50%, 09/01/30...         53,862
     12,665   PL# 553230, 7.50%, 09/01/30...         13,072
  2,834,762   PL# 253480, 7.50%, 10/01/30...      2,926,005
     11,192   PL# 511786, 7.50%, 10/01/30...         11,552
     40,053   PL# 560794, 7.50%, 10/01/30...         41,342
     38,474   PL# 558362, 7.50%, 11/01/30...         39,712
    976,462   PL# 558519, 7.50%, 11/01/30...      1,007,892
     50,106   PL# 561829, 7.50%, 11/01/30...         51,719
     45,943   PL# 259141, 7.50%, 12/01/30...         47,421
     49,159   PL# 533841, 7.50%, 12/01/30...         50,741
  2,335,004   PL# 559540, 7.00%, 12/01/30...      2,381,461
     43,460   PL# 561172, 7.50%, 12/01/30...         44,859
     45,640   PL# 561678, 7.50%, 12/01/30...         47,109
     19,375   PL# 562010, 7.50%, 12/01/30...         19,999
     40,045   PL# 564004, 7.50%, 12/01/30...         41,334
    925,814   PL# 564007, 7.50%, 12/01/30...        955,613
     41,240   PL# 564080, 7.50%, 12/01/30...         42,567
     51,099   PL# 564529, 7.50%, 12/01/30...         52,744
  2,886,837   PL# 567084, 7.50%, 12/01/30...      2,979,756
    888,057   PL# 567106, 7.00%, 12/01/30...        905,725
     36,461   PL# 559741, 7.50%, 01/01/31...         37,634
     35,642   PL# 560596, 7.50%, 01/01/31...         36,789

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$    39,980   PL# 561483, 7.50%, 01/01/31...  $      41,267
     45,432   PL# 568302, 7.50%, 01/01/31...         46,894
  2,790,869   PL# 568512, 7.50%, 01/01/31...      2,880,698
  3,650,102   PL# 253643, 7.50%, 02/01/31...      3,767,588
     48,354   PL# 569361, 7.50%, 02/01/31...         49,910
    914,088   PL# 570589, 7.50%, 02/01/31...        943,510
  3,694,792   PL# 571591, 7.50%, 02/01/31...      3,813,716
     45,666   PL# 575285, 7.50%, 03/01/31...         47,136
     22,734   PL# 535824, 7.00%, 04/01/31...         23,186
     34,497   PL# 545078, 7.50%, 04/01/31...         35,608
  3,000,297   PL# 579723, 7.00%, 04/01/31...      3,059,991
     43,830   PL# 580377, 7.50%, 04/01/31...         45,241
    602,632   PL# 578112, 7.00%, 05/01/31...        614,622
     35,397   PL# 579794, 7.50%, 05/01/31...         36,536
    619,920   PL# 581020, 7.00%, 05/01/31...        632,254
     15,531   PL# 581402, 7.50%, 05/01/31...         16,031
     46,978   PL# 584763, 7.00%, 05/01/31...         47,912
     50,859   PL# 584923, 7.50%, 05/01/31...         52,496
  2,000,198   PL# 581714, 7.00%, 06/01/31...      2,039,994
    857,133   PL# 583545, 7.00%, 06/01/31...        874,186
    892,017   PL# 584935, 7.00%, 06/01/31...        909,764
     53,279   PL# 585087, 7.50%, 06/01/31...         54,994
     44,377   PL# 586145, 7.00%, 06/01/31...         45,260
  2,252,934   PL# 587934, 7.00%, 06/01/31...      2,297,759
     35,894   PL# 589405, 7.50%, 06/01/31...         37,050
    355,727   PL# 589547, 7.00%, 06/01/31...        362,805
     45,510   PL# 590659, 7.50%, 06/01/31...         46,415
     41,537   PL# 592129, 7.50%, 06/01/31...         42,874
     50,088   PL# 592923, 7.50%, 06/01/31...         51,700
    285,000   PL# 581661, 7.00%, 07/01/31...        290,670
  2,000,199   PL# 581716, 7.00%, 07/01/31...      2,039,995
    494,584   PL# 581834, 7.00%, 07/01/31...        504,425
    505,515   PL# 585794, 7.00%, 07/01/31...        515,573
    506,748   PL# 589657, 7.00%, 07/01/31...        516,831
    944,751   PL# 593988, 7.50%, 07/01/31...        975,160
     61,105   PL# 594739, 7.00%, 07/01/31...         62,321
    956,444   PL# 595172, 7.50%, 07/01/31...        987,229
    929,804   PL# 596285, 7.50%, 08/01/31...        959,732
    947,378   PL# 601295, 7.50%, 08/01/31...        977,872
  2,000,199   PL# 576143, 7.00%, 09/01/31...      2,039,995
     34,592   PL# 579534, 7.50%, 09/01/31...         35,705
    493,351   PL# 587832, 7.00%, 09/01/31...        503,166
    475,206   PL# 596988, 7.00%, 09/01/31...        484,661

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2001

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$   513,097   PL# 597193, 7.00%, 09/01/31...  $     523,305
    587,417   PL# 597194, 7.00%, 09/01/31...        599,105
  2,000,198   PL# 597296, 7.00%, 09/01/31...      2,039,994
    910,213   PL# 597746, 7.00%, 09/01/31...        928,322
     90,000   PL# 603292, 7.00%, 09/01/31...         91,790
    942,263   PL# 608291, 7.50%, 09/01/31...        972,591
    815,266   PL# 614556, 7.00%, 09/01/31...        831,487
  2,000,200   PL# 602429, 7.00%, 10/01/31...      2,039,996
    927,669   PL# 606361, 7.50%, 10/01/31...        957,527
    397,467   PL# 592261, 7.00%, 11/01/31...        405,375
     23,259   PL# 603747, 7.00%, 11/01/31...         23,722
  3,000,300   PL# 610807, 7.00%, 11/01/31...      3,059,994
  1,113,006   PL# 610814, 7.00%, 11/01/31...      1,135,150
  1,721,018   PL# 613153, 7.00%, 11/01/31...      1,755,260
    583,501   PL# 612796, 7.00%, 12/01/31...        595,110
  1,137,119   PL# 616615, 7.00%, 12/01/31...      1,159,743
    499,900   PL# 621431, 7.00%, 12/01/31...        509,846
  5,730,000   TBA, 6.00%, 01/01/32..........      5,599,287
 20,900,000   TBA, 6.00%, 01/01/32..........     20,423,229
  2,000,000   TBA, 7.00%, 01/01/32..........      2,037,500
 15,900,000   TBA, 7.00%, 01/01/32..........     16,198,125
  2,460,000   TBA, 7.50%, 01/01/32..........      2,537,643
  4,000,000   TBA, 6.50%, 01/14/32..........      4,000,000
                                              -------------
                                                329,868,935
                                              -------------
              FREDDIE MAC -- 1.20%
  4,200,000   7.00%, 03/15/10...............      4,568,042
  4,225,000   6.875%, 09/15/10..............      4,557,178
                                              -------------
                                                  9,125,220
                                              -------------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 1.72%
  2,140,213   PL# 3161, 6.50%, 11/20/31.....      2,140,776
 11,000,600   PL# 3173, 6.50%, 12/20/31.....     11,003,493
                                              -------------
                                                 13,144,269
                                              -------------
              TOTAL US GOVERNMENT AGENCY
              SECURITIES (Cost
              $353,844,156).................    352,138,424
                                              -------------
              CORPORATE BONDS AND NOTES -- 33.94%
              AEROSPACE -- 1.33%
  4,094,000   Lockheed Martin Corp., 8.20%,
                12/01/09....................      4,606,683
  1,400,000   Northrop Grumman Corp.,
                7.125%, 02/15/11............      1,461,557

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              AEROSPACE (CONTINUED)
$ 1,750,000   Raytheon Company, 8.20%,
                03/01/06....................  $   1,896,867
  2,125,000   United Technologies Corp.,
                6.35%, 03/01/11.............      2,161,219
                                              -------------
                                                 10,126,326
                                              -------------
              AUTOMOBILES -- 0.32%
  2,400,000   Daimler Chrysler N.A. Holding,
                7.20%, 09/01/09.............      2,398,685
                                              -------------
              AUTOMOTIVE PARTS AND EQUIPMENT -- 0.27%
    250,000   Collins & Aikman Products --
                144A, 10.75%, 12/31/11......        250,625
  1,800,000   Lear Corp., Series B, 8.11%,
                05/15/09....................      1,820,983
                                              -------------
                                                  2,071,608
                                              -------------
              BANKS -- 1.45%
  3,840,000   Bank One Corp., 6.50%,
                02/01/06....................      4,013,077
  2,800,000   Barclays Bank PLC -- 144A,
                8.55%, 09/15/49.............      3,120,295
    990,000   Wachovia Corp., 7.70%,
                02/15/05....................      1,071,537
  2,870,000   Wachovia Corp., 4.95%,
                11/01/06....................      2,817,884
                                              -------------
                                                 11,022,793
                                              -------------
              BROADCAST SERVICES/MEDIA -- 2.72%
    300,000   Adelphia Communications,
                7.875%, 05/01/09(a).........        274,875
  1,500,000   Adelphia Communications,
                10.875%, 10/01/10...........      1,531,875
  2,250,000   AOL Time Warner, Inc., 7.625%,
                04/15/31....................      2,379,987
  1,800,000   Charter Communications
                Holdings LLC, 8.625%,
                04/01/09....................      1,732,500
  1,605,000   Comcast Cable Communications,
                Inc., 6.375%, 01/30/06......      1,630,828
  1,650,000   Comcast Cable Communications,
                Inc., 6.75%, 01/30/11.......      1,657,176
  1,940,000   CSC Holdings, Inc., Series B,
                8.125%, 07/15/09............      1,993,926
  1,800,000   Echostar DBS Corp., 9.375%,
                02/01/09....................      1,854,000
  4,000,000   Time Warner, Inc., 9.125%,
                01/15/13....................      4,741,260
  2,880,000   Viacom, Inc., 6.625%,
                05/15/11....................      2,927,796
                                              -------------
                                                 20,724,223
                                              -------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2001

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BUILDING & CONSTRUCTION -- 0.47%
$ 1,775,000   D.R. Horton, Inc., 8.00%,
                02/01/09....................  $   1,757,250
  1,800,000   The Ryland Group, 8.00%,
                08/15/06....................      1,809,000
                                              -------------
                                                  3,566,250
                                              -------------
              CHEMICALS -- 0.41%
  1,300,000   Dow Chemical Company, 5.75%,
                12/15/08....................      1,298,956
  1,800,000   Lyondell Chemical Company,
                Series B, 9.875%,
                05/01/07....................      1,809,000
                                              -------------
                                                  3,107,956
                                              -------------
              COMPUTER AND SOFTWARE SERVICES -- 0.24%
  1,800,000   Unisys Corp., 8.125%,
                06/01/06....................      1,791,000
                                              -------------
              CONSUMER GOODS AND SERVICES -- 0.21%
  1,500,000   Stone Container Corp., 9.75%,
                02/01/11....................      1,593,750
                                              -------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 0.19%
  1,500,000   Allied Waste North America,
                Series B, 7.875%,
                01/01/09....................      1,470,000
                                              -------------
              FINANCE -- 4.10%
  3,600,000   Ford Motor Credit Company,
                6.875%, 02/01/06............      3,605,188
  8,000,000   Ford Motor Credit Company,
                7.375%, 10/28/09............      7,879,336
  1,180,000   Ford Motor Credit Company,
                7.875%, 06/15/10............      1,196,702
  3,850,000   General Motors Acceptance
                Corp., 6.75%, 01/15/06......      3,913,394
  6,190,000   General Motors Acceptance
                Corp., 6.875%, 09/15/11.....      6,063,470
  2,220,000   Lehman Brothers Holdings,
                6.25%, 05/15/06.............      2,274,133
  6,000,000   Verizon Global Funding Corp.,
                6.75%, 12/01/05(a)..........      6,326,640
                                              -------------
                                                 31,258,863
                                              -------------
              FOOD AND BEVERAGE -- 0.70%
  1,600,000   Kellogg Company, Series B,
                6.60%, 04/01/11.............      1,644,398
  1,945,000   Kraft Foods, Inc., 5.625%,
                11/01/11....................      1,886,280
  1,650,000   Unilever Capital Corp.,
                7.125%, 11/01/10............      1,783,544
                                              -------------
                                                  5,314,222
                                              -------------

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              INSURANCE -- 0.76%
$ 1,850,000   Allstate Corp., 7.20%,
                12/01/09....................  $   1,958,763
  1,600,000   MetLife, Inc., 6.125%,
                12/01/11....................      1,585,768
  2,100,000   Prudential Financial, 8.30%,
                07/01/25....................      2,225,916
                                              -------------
                                                  5,770,447
                                              -------------
              LEISURE AND RECREATION --0.04%
    250,000   Argosy Gaming Company, 10.75%,
                06/01/09....................        274,688
                                              -------------
              MANUFACTURING -- 1.23%
  1,500,000   American Standard, Inc.,
                7.375%, 02/01/08............      1,515,000
  3,840,000   Honeywell International,
                7.50%, 03/01/10.............      4,141,697
  3,800,000   Tyco International Group SA,
                6.375%, 10/15/11............      3,712,326
                                              -------------
                                                  9,369,023
                                              -------------
              MEDICAL AND OTHER HEALTH SERVICES -- 0.18%
  1,000,000   HealthSouth Corp., 10.75%,
                10/01/08....................      1,100,000
    280,000   United Surgical
                Partners -- 144A, 10.00%,
                12/15/11....................        275,800
                                              -------------
                                                  1,375,800
                                              -------------
              METALS AND MINING -- 0.36%
  1,500,000   AK Steel Corp., 9.125%,
                12/15/06(a).................      1,533,750
  1,185,000   Alcoa, Inc., 6.50%,
                06/01/11....................      1,223,259
                                              -------------
                                                  2,757,009
                                              -------------
              OIL, COAL AND GAS -- 1.49%
  1,550,000   AmeriGas Partners LP, 8.875%,
                05/20/11....................      1,596,500
    840,000   Chesapeake Energy Corp.,
                8.125%, 04/01/11............        814,800
  1,440,000   Coastal Corp., 7.75%,
                06/15/10....................      1,466,904
  3,840,000   Conoco Funding Company, 7.25%,
                10/15/31(a).................      4,053,496
  1,800,000   Pogo Producing Corp., Series
                B, 10.375%, 02/15/09........      1,944,000
  1,500,000   Vintage Petroleum, 7.875%,
                05/15/11....................      1,470,000
                                              -------------
                                                 11,345,700
                                              -------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2001

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PAPER AND FOREST PRODUCTS -- 0.89%
$ 2,250,000   International Paper Company,
                8.00%, 07/08/03.............  $   2,371,417
  1,800,000   Norske Skog Canada -- 144A,
                8.625%, 06/15/11............      1,867,500
    550,000   Tembec Industries, Inc.,
                8.625%, 06/30/09............        572,000
  1,950,000   Weyerhaeuser Company, 6.00%,
                08/01/06....................      1,956,858
                                              -------------
                                                  6,767,775
                                              -------------
              PRIVATE ASSET BACKED: BANKS -- 0.58%
  4,378,187   Washington Mutual, Inc.,
                Series 00-A1, Class A1,
                Floating Rate, 2.22%(+),
                06/25/24....................      4,383,703
                                              -------------
              PRIVATE ASSET BACKED: FINANCE -- 3.34%
 10,548,898   Fannie Mae, Series 00-40,
                Class F, Floating Rate,
                2.43%(+), 12/25/22..........     10,558,961
  8,261,269   First Union National Bank --
                Bank of America, Series
                01-C1, Class A1, 5.71%,
                03/15/33....................      8,278,965
  6,577,649   Medallion Trust, Series 00-1G,
                Class A1, Floating Rate,
                2.66%(+), 07/12/31..........      6,575,610
                                              -------------
                                                 25,413,536
                                              -------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 4.44%
  2,061,078   Bear Stearns Commercial
                Mortgage Securities, Series
                01, Class A1, 6.08%,
                02/15/35....................      2,096,432
  8,242,457   GMAC Commercial Mortgage
                Securities, Inc., Series
                01-C1, Class A1, 5.99%,
                04/15/34....................      8,324,881
 16,099,913   LB-UBS Commercial Mortgage
                Trust, Series 01-C2, Class
                A1, 6.27%, 06/15/20.........     16,579,271
  6,724,843   PNC Mortgage Acceptance Corp.,
                Series 01-C1, Class A1,
                5.91%, 03/12/34.............      6,787,317
                                              -------------
                                                 33,787,901
                                              -------------
              PRIVATE ASSET BACKED: OTHER -- 0.77%
  5,878,325   Provident Bank Equipment Lease
                Trust, Series 00-1A, Class
                C, Floating Rate, 2.78%(+),
                11/25/11....................      5,901,509
                                              -------------

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: UTILITIES -- 1.16%
$ 8,000,000   Peco Energy Transition Trust,
                Series 00-A, Class A4,
                7.65%, 03/01/10.............  $   8,851,128
                                              -------------
              REAL ESTATE -- 0.26%
  2,000,000   EOP Operating LP, 7.00%,
                07/15/11....................      2,013,628
                                              -------------
              REAL ESTATE INVESTMENT TRUST -- 0.24%
  1,800,000   Felcor Lodging LP, 9.50%,
                09/15/08....................      1,804,500
                                              -------------
              RETAIL -- 0.39%
  1,800,000   K-Mart Corp., 9.375%,
                02/01/06(a).................      1,488,386
  1,525,000   Sears Roebuck Acceptance
                Corp., 6.75%, 08/15/11(a)...      1,521,189
                                              -------------
                                                  3,009,575
                                              -------------
              RETAIL: RESTAURANT -- 0.27%
  1,940,000   Tricon Global Restaurants,
                Inc., 8.875%, 04/15/11......      2,070,950
                                              -------------
              SPECIAL PURPOSE ENTITY --0.04%
    280,000   IPC Acquisition Corp. -- 144A,
                11.50%, 12/15/09............        280,000
                                              -------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 3.31%
  3,500,000   AT&T Corp. -- 144A, 7.30%,
                11/15/11....................      3,585,484
  1,725,000   AT&T Corp. -- 144A, 8.00%,
                11/15/31....................      1,805,328
    700,000   Deutsche Telekom, 8.00%,
                06/15/10....................        766,072
  3,840,000   Dominion Resources, Inc.,
                Series B, 7.625%,
                07/15/05....................      4,094,074
    350,000   Echostar DBS Corp. -- 144A,
                9.125%, 01/15/09............        350,875
  3,840,000   Sprint Capital Corp., 5.875%,
                05/01/04....................      3,931,188
  2,280,000   Qwest Corp., 7.20%,
                11/01/04....................      2,325,883
  4,000,000   Vodafone Group PLC, 7.75%,
                02/15/10....................      4,393,184
  3,750,000   WorldCom, Inc., 8.00%,
                05/15/06....................      3,991,796
                                              -------------
                                                 25,243,884
                                              -------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2001

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TRANSPORTATION -- 0.27%
$ 1,090,000   Burlington North Santa Fe
                Corp., 7.95%, 08/15/30......  $   1,213,335
    825,000   Norfolk Southern Corp., 7.05%,
                05/01/37....................        875,841
                                              -------------
                                                  2,089,176
                                              -------------
              UTILITIES: ELECTRIC -- 1.51%
    450,000   AES Corp., 8.75%, 06/15/08....        396,000
  1,350,000   AES Corp., 9.50%, 06/01/09....      1,228,500
  1,800,000   Calpine Corp., 8.50%,
                02/15/11(a).................      1,637,942
  1,000,000   CMS Energy Corp., 9.875%,
                10/15/07....................      1,060,787
    800,000   CMS Energy Corp., 8.90%,
                07/15/08....................        800,853
  2,400,000   DTE Energy Corp., 6.45%,
                06/01/06....................      2,463,276
  3,840,000   Exelon Generation Corp. LLC --
                144A, 6.95%, 06/15/11.......      3,893,676
                                              -------------
                                                 11,481,034
                                              -------------
              TOTAL CORPORATE BONDS AND
              NOTES
              (Cost $257,856,049)...........    258,436,642
                                              -------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 8.47%
 10,210,000   Buoni Poliennali Del Tes,
                5.00%, 06/15/03(c)..........      9,267,954
  2,943,070   Federative Republic of Brazil,
                8.00%, 04/15/14.............      2,240,412
17,120,000..  Government of Canada, 6.00%,
                06/01/11(d).................     11,229,128
  7,600,000   New Zealand Government Bond,
                Series 1111, 6.00%,
                11/15/11(e).................      2,976,844
  2,476,704   Republic of Colombia, 9.75%,
                04/09/11....................      2,594,347
  1,515,000   Republic of Colombia, 10.00%,
                01/23/12....................      1,496,063
  1,910,000   Republic of Panama, 8.25%,
                04/22/08....................      1,895,675
  2,150,000   Republic of Panama, 9.625%,
                02/08/11....................      2,193,000
 15,975,000   United Kingdom Treasury,
                6.75%, 11/26/04(f)..........     24,377,642
  5,250,000   United Mexican States, 8.125%,
                12/30/19....................      5,113,500
  1,115,000   United Mexican States, Series
                MTN, 8.30%, 08/15/31........      1,095,487
                                              -------------
              TOTAL FOREIGN GOVERNMENT
                OBLIGATIONS (Cost
                $65,019,556)................     64,480,052
                                              -------------

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              COMMERCIAL PAPER -- 1.13%
$ 8,600,000   National Rural Utilities
                Company, 2.02%, 01/14/02
                (Cost $8,593,727)...........  $   8,593,727
                                              -------------
              TIME DEPOSITS -- 3.64%
  2,098,395   American Express Centurion
                Bank, 1.89%, 01/22/02(b)....      2,098,395
  9,202,619   Bank of Nova Scotia, 2.04%,
                02/15/02(b).................      9,202,619
  7,436,149   Bayerische HypoVereinsbank,
                1.92%, 02/05/02(b)..........      7,436,149
  1,259,037   Bayerische HypoVereinsbank,
                1.81%, 03/18/02(b)..........      1,259,037
  2,098,395   BNP Paribas, 1.84%,
                01/09/02(b).................      2,098,395
  2,518,075   Credit Agricole Indosuez,
                1.70%, 01/07/02(b)..........      2,518,075
  2,687,576   Fleet National Bank, 1.95%,
                01/02/02(b).................      2,687,576
    419,679   Royal Bank of Canada, 1.69%,
                01/07/02(b).................        419,679
                                              -------------
              TOTAL TIME DEPOSITS
              (Cost $27,719,925)............     27,719,925
                                              -------------
              SHORT TERM CORPORATE NOTES -- 3.89%
 10,491,977   Credit Suisse First Boston
                Corp., Floating Rate,
                1.98%(+), 05/07/02(b).......     10,491,977
  1,509,040   Goldman Sachs Group, Inc.,
                Floating Rate, 1.54%(+),
                02/05/02(b).................      1,509,040
  1,678,716   Merrill Lynch & Company,
                Floating Rate, 1.64%(+),
                11/26/02(b).................      1,678,716
  6,295,186   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                1.93%(+), 01/03/02(b).......      6,295,186
  1,259,037   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                1.61%(+), 05/09/02(b).......      1,259,037
  8,393,582   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                1.93%(+), 06/28/02(b).......      8,393,582
                                              -------------
              TOTAL SHORT TERM CORPORATE NOTES
              (Cost $29,627,538)............     29,627,538
                                              -------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2001

  SHARES                                          VALUE
  ------                                      -------------
              REGULATED INVESTMENT COMPANY -- 0.24%
  1,846,588   Merrimac Cash Fund -- Premium
                Class(b) (Cost
                $1,846,588).................  $   1,846,588
                                              -------------
              TOTAL SECURITIES
              (Cost $848,052,567)...........    846,815,609
                                              -------------
 PRINCIPAL
 ---------
              REPURCHASE AGREEMENT -- 2.69%
$20,441,023   With Investors Bank & Trust,
                dated 12/31/01, 1.40%, due
                01/02/02, repurchase
                proceeds at maturity
                $20,442,613 (Collateralized
                by Fannie Mae, 2.31%, due
                09/18/31, with a value of
                $21,464,957) (Cost
                $20,441,023)................     20,441,023
                                              -------------
              Total Investments -- 113.89%
              (Cost $868,493,590)...........    867,256,632
              Liabilities less other
              assets -- (13.89)%............   (105,783,493)
                                              -------------
              NET ASSETS -- 100.00%.........  $ 761,473,139
                                              =============

The aggregate cost of securities for federal income tax
purposes at December 31, 2001, is $848,545,045.
The following amount is based on costs for federal income
tax purposes:
    Gross unrealized appreciation...........  $ 2,878,613
    Gross unrealized depreciation...........  $(4,608,049)
                                              -----------
    Net unrealized depreciation.............  $(1,729,436)
                                              ===========

---------------
(a)  All or part of this security is on loan.
(b)  Collateral for securities on loan.
(c)  Principal amount shown for this debt security is denominated in Euros.
(d) Principal amount shown for this debt security is denominated in Canadian dollars.
(e) Principal amount shown for this debt security is denominated in New Zealand dollars.
(f) Principal amount shown for this debt security is denominated in British pounds.
(+) Variable Rate Security. Interest rate based on the Federal Funds Rate. The rate shown was in effect at December 31, 2001.
TBA To be assigned. Securities are purchased on a forward commitment basis with approximate principal amount (generally +/- 1.0%) and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2001

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCK -- 60.72%
             ADVERTISING -- 0.14%
    10,600   Interpublic Group of Companies,
               Inc. .........................  $    313,124
     4,600   Omnicom Group, Inc. ............       411,010
                                               ------------
                                                    724,134
                                               ------------
             AEROSPACE -- 0.74%
    24,650   Boeing Company..................       955,927
     5,850   General Dynamics Corp. .........       465,894
     2,600   Goodrich Corp. .................        69,212
    12,550   Lockheed Martin Corp. ..........       585,708
     2,400   Northrop Grumman Corp.(a).......       241,944
    10,300   Raytheon Company(a).............       334,441
     9,150   Rockwell Collins, Inc. .........       178,425
    13,450   United Technologies Corp. ......       869,274
                                               ------------
                                                  3,700,825
                                               ------------
             AGRICULTURAL EQUIPMENT -- 0.06%
     6,800   Deere & Company.................       296,888
                                               ------------
             AIRLINES -- 0.12%
     7,550   Delta Air Lines, Inc. ..........       220,913
    19,550   Southwest Airlines Company,
               Inc. .........................       361,284
                                               ------------
                                                    582,197
                                               ------------
             APPAREL -- 0.04%
     1,400   Liz Claiborne, Inc. ............        69,650
     2,800   V.F. Corp. .....................       109,228
                                               ------------
                                                    178,878
                                               ------------
             AUTOMOTIVE EQUIPMENT -- 0.29%
     7,000   AutoZone, Inc.(a)(c)............       502,600
    15,500   Delphi Automotive Systems
               Corp. ........................       211,730
     5,300   Genuine Parts Company...........       194,510
     2,500   Johnson Controls, Inc. .........       201,875
     7,650   TRW, Inc. ......................       283,356
     2,296   Visteon Corp. ..................        34,532
                                               ------------
                                                  1,428,603
                                               ------------
             BANKS -- 4.84%
    17,600   AmSouth Bancorp. ...............       332,640
    84,950   Bank of America Corp. ..........     5,347,602
    19,600   Bank of New York Company,
               Inc. .........................       799,680
    33,400   Bank One Corp. .................     1,304,270
    13,450   BB&T Corp. .....................       485,679
    10,227   Charter One Financial, Inc. ....       277,663
     4,900   Comerica, Inc. .................       280,770
    15,698   Fifth Third Bancorp. ...........       962,758
    30,352   FleetBoston Financial Corp. ....     1,107,848

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCK (CONTINUED)
             BANKS (CONTINUED)
     4,900   Golden West Financial Corp. ....  $    288,365
     6,800   Huntington Bancshares, Inc. ....       116,892
    55,800   J.P. Morgan Chase & Company.....     2,028,330
    11,600   KeyCorp. .......................       282,344
    13,600   Mellon Financial Corp. .........       511,632
    17,950   National City Corp. ............       524,858
     5,600   Northern Trust Corp. ...........       337,232
     8,550   PNC Financial Services Group....       480,510
     5,500   Regions Financial Corp. ........       165,220
    13,600   SouthTrust Corp. ...............       335,512
     9,800   State Street Corp. .............       512,050
     8,200   SunTrust Banks, Inc. ...........       514,140
     8,000   Synovus Financial Corp. ........       200,400
     6,900   Union Planters Corp. ...........       311,397
    51,832   U.S. Bancorp. ..................     1,084,844
    40,250   Wachovia Corp. .................     1,262,240
    25,650   Washington Mutual, Inc. ........       838,755
    75,100   Wells Fargo & Company...........     3,263,095
     2,700   Zions Bancorporation............       141,966
                                               ------------
                                                 24,098,692
                                               ------------
             BROADCAST SERVICES/MEDIA -- 1.95%
   127,850   AOL Time Warner, Inc.(c)........     4,103,985
       100   Clear Channel
               Communications(c).............         5,091
    27,300   Comcast Corp. -- Class A(c).....       982,800
     7,100   Gannett Company, Inc. ..........       477,333
     5,200   McGraw-Hill Companies, Inc. ....       317,096
     1,000   Meredith Corp. .................        35,650
     6,500   Univision Communications --
               Class A(c)....................       262,990
    51,350   Viacom, Inc. -- Class B(c)......     2,267,103
    60,550   Walt Disney Company.............     1,254,596
                                               ------------
                                                  9,706,644
                                               ------------
             BUILDING MATERIALS -- 0.11%
    12,200   Masco Corp. ....................       298,900
     4,750   Vulcan Materials Company........       227,715
                                               ------------
                                                    526,615
                                               ------------
             BUSINESS SERVICES -- 0.42%
     4,100   Convergys Corp.(c)..............       153,709
     3,800   Ecolab, Inc. ...................       152,950
    12,800   First Data Corp. ...............     1,004,160
    10,500   Fiserv, Inc.(c).................       444,360

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2001

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCK (CONTINUED)
             BUSINESS SERVICES (CONTINUED)
     4,750   Robert Half International,
               Inc.(c).......................  $    126,825
     4,600   TMP Worldwide, Inc.(a)(c).......       197,340
                                               ------------
                                                  2,079,344
                                               ------------
             CHEMICALS -- 0.65%
     6,400   Air Products and Chemicals,
               Inc. .........................       300,224
     5,100   Ashland, Inc. ..................       235,008
    13,650   Dow Chemical Company............       461,097
     2,300   Eastman Chemical Company........        89,746
    30,700   E.I. du Pont de Nemours and
               Company.......................     1,305,057
     3,100   Engelhard Corp. ................        85,808
     2,900   International Flavors &
               Fragrances, Inc. .............        86,159
     4,400   PPG Industries, Inc. ...........       227,568
     4,400   Praxair, Inc. ..................       243,100
     5,800   Rohm and Haas Company...........       200,854
                                               ------------
                                                  3,234,621
                                               ------------
             COMPUTERS AND OFFICE EQUIPMENT -- 2.87%
     7,750   Apple Computer, Inc.(c).........       169,725
     2,900   Avery Dennison Corp. ...........       163,937
    50,100   Compaq Computer Corp. ..........       488,976
   140,350   Dell Computer Corp.(c)..........     3,814,713
    56,900   Hewlett-Packard Company.........     1,168,726
    50,300   International Business Machines
               Corp. ........................     6,084,288
     3,400   Lexmark International Group,
               Inc.(c).......................       200,600
    16,550   Network Appliance, Inc.(c)......       361,949
     6,600   Pitney Bowes, Inc. .............       248,226
    95,050   Sun Microsystems, Inc.(c).......     1,169,115
    40,300   Xerox Corp.(a)..................       419,926
                                               ------------
                                                 14,290,181
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 5.05%
     1,200   Autodesk, Inc. .................        44,724
    17,500   Automatic Data Processing,
               Inc. .........................     1,030,750
    14,800   BMC Software, Inc.(c)...........       242,276
   320,550   Cisco Systems, Inc.(c)..........     5,805,160
     4,950   Citrix Systems, Inc.(a)(c)......       112,167
    31,750   Computer Associates
               International, Inc. ..........     1,095,057
     5,200   Computer Sciences Corp.(c)......       254,696
    23,600   Compuware Corp.(c)..............       278,244
    12,700   Electronic Data Systems
               Corp. ........................       870,585

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCK (CONTINUED)
             COMPUTER SOFTWARE AND SERVICES (CONTINUED)
    65,300   EMC Corp.(c)....................  $    877,632
     5,200   Intuit, Inc.(c).................       222,352
     3,600   Mercury Interactive Corp.(c)....       122,328
   157,600   Microsoft Corp.(c)..............    10,441,000
     2,200   NCR Corp.(c)....................        81,092
   163,350   Oracle Corp.(c).................     2,255,864
    10,700   PeopleSoft, Inc.(c).............       430,140
    13,300   Siebel Systems, Inc.(c).........       372,134
     8,400   Unisys Corp.(c).................       105,336
    11,300   VERITAS Software Corp.(a)(c)....       506,579
                                               ------------
                                                 25,148,116
                                               ------------
             CONSUMER GOODS AND SERVICES -- 5.00%
       800   Alberto-Culver Company -- Class
               B.............................        35,792
     6,600   Avon Products, Inc. ............       306,900
     9,900   Brunswick Corp. ................       215,424
    54,150   Cendant Corp.(a)(c).............     1,061,881
     4,050   Cintas Corp.(a).................       194,400
    11,750   Clorox Company..................       464,712
    15,900   Colgate-Palmolive Company.......       918,225
     8,700   Eastman Kodak Company(a)........       256,041
     3,800   Fortune Brands, Inc. ...........       150,442
   291,150   General Electric Company........    11,669,292
    29,400   Gillette Company................       981,960
    15,500   Kimberly-Clark Corp. ...........       926,900
     5,300   Leggett & Platt, Inc. ..........       121,900
     6,650   Maytag Corp. ...................       206,350
     7,700   Newell Rubbermaid, Inc. ........       212,289
     5,100   Pactiv Corp.(c).................        90,525
    69,350   Procter & Gamble Company........     5,487,666
     6,300   Sabre Holdings Corp.(c).........       266,805
     4,550   Sherwin-Williams Company........       125,125
    16,200   Unilever N.V. (ADR).............       933,282
     3,600   Whirlpool Corp. ................       263,988
                                               ------------
                                                 24,889,899
                                               ------------
             DISTRIBUTOR -- 0.05%
     5,150   W.W. Grainger, Inc. ............       247,200
                                               ------------
             ELECTRONICS -- 0.37%
    17,950   Agilent Technologies, Inc.(c)...       511,754
    12,000   Emerson Electric Company........       685,200
     4,950   Molex, Inc. ....................       153,203
     9,700   Sanmina-SCI Corp.(c)............       193,030

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2001

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCK (CONTINUED)
             ELECTRONICS (CONTINUED)
    18,500   Solectron Corp.(a)(c)...........  $    208,680
     4,300   Tektronix, Inc.(c)..............       110,854
                                               ------------
                                                  1,862,721
                                               ------------
             ENGINEERING -- 0.02%
     2,600   Fluor Corp. ....................        97,240
                                               ------------
             ENVIRONMENTAL MANAGEMENT SERVICES -- 0.14%
     7,200   Allied Waste Industries,
               Inc.(c).......................       101,232
    18,100   Waste Management, Inc. .........       577,571
                                               ------------
                                                    678,803
                                               ------------
             FINANCIAL SERVICES -- 4.80%
    38,200   American Express Company........     1,363,358
     4,400   Bear Stearns Companies, Inc. ...       258,016
     8,100   Capital One Financial Corp. ....       436,995
   147,999   Citigroup, Inc. ................     7,470,989
    13,800   Concord EFS, Inc.(a)(c).........       452,364
     5,650   Deluxe Corp. ...................       234,927
     3,300   Equifax, Inc. ..................        79,695
    53,400   Fannie Mae......................     4,245,300
     7,300   Franklin Resources, Inc. .......       257,471
    38,300   Freddie Mac.....................     2,504,820
    10,500   H & R Block, Inc. ..............       469,350
    20,000   Household International,
               Inc. .........................     1,158,800
     7,100   Lehman Brothers Holdings,
               Inc. .........................       474,280
    24,900   MBNA Corp. .....................       876,480
    36,500   Merrill Lynch & Company,
               Inc.(a).......................     1,902,380
     7,800   Moody's Corp. ..................       310,908
    39,450   Schwab (Charles) Corp. .........       610,292
     6,450   Stilwell Financial, Inc. .......       175,569
     6,700   T. Rowe Price Group, Inc. ......       232,691
     4,600   USA Education, Inc. ............       386,492
                                               ------------
                                                 23,901,177
                                               ------------
             FOOD AND BEVERAGE -- 2.98%
     1,400   Adolph Coors Company............        74,760
    11,900   Albertson's, Inc. ..............       374,731
    25,100   Anheuser-Busch Companies,
               Inc. .........................     1,134,771
    18,200   Archer-Daniels-Midland
               Company.......................       261,170
     1,100   Brown-Forman Corp. -- Class B...        68,860
    12,250   Campbell Soup Company...........       365,907
    73,150   Coca-Cola Company...............     3,449,023
    10,600   Coca-Cola Enterprises, Inc. ....       200,764
    15,250   ConAgra Foods, Inc. ............       362,492
     8,450   General Mills, Inc. ............       439,484

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCK (CONTINUED)
             FOOD AND BEVERAGE (CONTINUED)
     2,500   Hershey Foods Corp. ............  $    169,250
     5,700   H.J. Heinz Company..............       234,384
    23,600   Kellogg Company.................       710,360
     8,600   Pepsi Bottling Group, Inc. .....       202,100
    50,600   PepsiCo, Inc. ..................     2,463,714
    63,650   Philip Morris Companies,
               Inc. .........................     2,918,353
    22,700   Sara Lee Corp. .................       504,621
    19,100   SYSCO Corp. ....................       500,802
     5,150   UST, Inc. ......................       180,250
     4,800   Wm. Wrigley Jr. Company.........       246,576
                                               ------------
                                                 14,862,372
                                               ------------
             INSURANCE -- 3.02%
     4,600   Aetna, Inc.(c)..................       151,754
    29,100   AFLAC, Inc. ....................       714,696
    21,200   Allstate Corp. .................       714,440
     2,900   Ambac Financial Group, Inc. ....       167,794
    76,203   American International Group,
               Inc. .........................     6,050,518
     5,400   Aon Corp. ......................       191,808
     6,500   Chubb Corp. ....................       448,500
     4,450   CIGNA Corp. ....................       412,292
     6,100   Cincinnati Financial Corp. .....       232,715
     3,950   Hartford Financial Services
               Group, Inc. ..................       248,178
     4,650   Jefferson-Pilot Corp. ..........       215,155
    14,850   John Hancock Financial Services,
               Inc. .........................       613,305
     5,300   Lincoln National Corp. .........       257,421
     5,550   Loews Corp. ....................       307,359
     8,050   Marsh & McLennan Companies,
               Inc. .........................       864,973
     9,000   MBIA, Inc. .....................       482,670
    30,550   MetLife, Inc.(a)................       967,824
     3,100   MGIC Investment Corp. ..........       191,332
     4,200   Progressive Corp. ..............       627,060
     7,300   SAFECO Corp. ...................       227,395
     5,800   St. Paul Companies, Inc. .......       255,026
     3,500   Torchmark Corp. ................       137,655
     7,350   UnumProvident Corp. ............       194,849
     4,000   XL Capital, Ltd. -- Class A.....       365,440
                                               ------------
                                                 15,040,159
                                               ------------
             INTERNET SERVICES -- 0.05%
    15,400   Yahoo!, Inc.(a)(c)..............       273,196
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2001

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCK (CONTINUED)
             LEISURE AND RECREATION -- 0.32%
    32,450   Carnival Corp. .................  $    911,196
     3,300   Harrah's Entertainment,
               Inc.(c).......................       122,133
     8,000   Hilton Hotels Corp. ............        87,360
     6,200   Marriott International, Inc. --
               Class A.......................       252,030
     7,100   Starwood Hotels & Resorts
               Worldwide, Inc. ..............       211,935
                                               ------------
                                                  1,584,654
                                               ------------
             MACHINERY AND OTHER PRODUCTS -- 0.12%
     5,200   Caterpillar, Inc.(a)............       271,700
     3,650   Dover Corp. ....................       135,305
     4,200   Ingersoll-Rand Company..........       175,602
                                               ------------
                                                    582,607
                                               ------------
             MANUFACTURING -- 1.37%
       900   Ball Corp. .....................        63,630
     1,400   Bemis Company, Inc. ............        68,852
     2,600   Cooper Industries, Inc. ........        90,792
     2,000   Crane Company...................        51,280
     3,600   Danaher Corp.(a)................       217,116
     3,450   Eaton Corp. ....................       256,714
    12,800   Honeywell International,
               Inc. .........................       432,896
     8,400   Illinois Tool Works, Inc. ......       568,848
     2,400   ITT Industries, Inc. ...........       121,200
    11,450   Minnesota Mining and
               Manufacturing Company.........     1,353,505
     3,000   Parker-Hannifin Corp. ..........       137,730
     3,800   Textron, Inc. ..................       157,548
    55,950   Tyco International, Ltd. .......     3,295,455
                                               ------------
                                                  6,815,566
                                               ------------
             MEDICAL AND OTHER HEALTH SERVICES -- 0.69%
    15,200   HCA, Inc. ......................       585,808
     7,500   Health Management Associates,
               Inc.(c).......................       138,000
    15,800   HEALTHSOUTH Corp.(c)............       234,156
     4,300   Humana, Inc.(c).................        50,697
     2,600   Manor Care, Inc.(c).............        61,646
     7,000   McKesson, Inc. .................       261,800
     9,600   Tenet Healthcare Corp.(c).......       563,712
    17,250   UnitedHealth Group, Inc. .......     1,220,783
     2,650   Wellpoint Health Networks,
               Inc.(c).......................       309,653
                                               ------------
                                                  3,426,255
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCK (CONTINUED)
             MEDICAL EQUIPMENT AND SUPPLIES -- 2.02%
     3,050   Bausch & Lomb, Inc. ............  $    114,863
     9,350   Baxter International, Inc. .....       501,440
     6,800   Becton, Dickinson & Company.....       225,420
    11,925   Biomet, Inc. ...................       368,482
     9,600   Boston Scientific Corp.(c)......       231,552
     1,400   C.R. Bard, Inc. ................        90,300
     6,050   Genzyme Corp.(c)................       362,153
     8,400   Guidant Corp.(c)................       418,320
    87,834   Johnson & Johnson...............     5,190,989
    34,700   Medtronic, Inc. ................     1,776,987
     4,000   St. Jude Medical, Inc.(c).......       310,600
     5,400   Stryker Corp. ..................       315,198
     5,540   Zimmer Holdings, Inc.(c)........       169,192
                                               ------------
                                                 10,075,496
                                               ------------
             METALS AND MINING  -- 0.34%
    13,000   Alcan, Inc. ....................       467,090
    13,800   Alcoa, Inc. ....................       490,590
    11,137   Barrick Gold Corp.(a)...........       177,635
    11,250   Freeport-McMoRan Copper & Gold,
               Inc. -- Class B(a)(c).........       150,637
     4,100   Inco, Ltd.(c)...................        69,454
     5,250   Newmont Mining Corp.(a).........       100,328
     2,650   Nucor Corp. ....................       140,344
     8,100   Placer Dome, Inc. ..............        88,371
                                               ------------
                                                  1,684,449
                                               ------------
             MOTOR VEHICLES -- 0.48%
    53,250   Ford Motor Company..............       837,090
    16,050   General Motors Corp. ...........       780,030
     8,700   Harley-Davidson, Inc.(a)........       472,497
     3,300   Navistar International Corp. ...       130,350
     3,100   PACCAR, Inc. ...................       203,422
                                               ------------
                                                  2,423,389
                                               ------------
             OIL, COAL AND GAS -- 3.47%
     1,450   Amerada Hess Corp. .............        90,625
     7,300   Anadarko Petroleum Corp. .......       415,005
    12,200   Baker Hughes, Inc. .............       444,934
     6,450   Burlington Resources, Inc. .....       242,133
    31,104   ChevronTexaco Corp. ............     2,787,229
    18,800   Conoco, Inc. ...................       532,040
     4,800   Devon Energy Corp.(a)...........       185,520
     1,700   EOG Resources, Inc.(a)..........        66,487
   202,450   Exxon Mobil Corp. ..............     7,956,285
     3,450   Noble Drilling Corp.(a)(c)......       117,438

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2001

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCK (CONTINUED)
             OIL, COAL AND GAS (CONTINUED)
    16,100   Occidental Petroleum Corp. .....  $    427,133
    16,260   Phillips Petroleum Company......       979,828
     3,300   Rowan Companies, Inc.(c)........        63,921
    36,750   Royal Dutch Petroleum Company...     1,801,485
     3,300   Sunoco, Inc. ...................       123,222
     8,200   Transocean Sedco Forex, Inc. ...       277,324
     6,650   Unocal Corp. ...................       239,866
    17,150   USX-Marathon Group..............       514,500
                                               ------------
                                                 17,264,975
                                               ------------
             OIL AND GAS: PIPELINES -- 0.15%
     8,186   El Paso Corp. ..................       365,177
     3,200   Kinder Morgan, Inc. ............       178,208
     8,000   Williams Companies, Inc. .......       204,160
                                               ------------
                                                    747,545
                                               ------------
             PAPER AND FOREST PRODUCTS -- 0.32%
     1,600   Boise Cascade Corp. ............        54,416
     6,600   Georgia-Pacific Corp.(a)........       182,226
    13,850   International Paper Company.....       558,847
     3,000   Mead Corp. .....................        92,670
     1,600   Temple-Inland, Inc. ............        90,768
     6,300   Weyerhaeuser Company............       340,704
     5,050   Willamette Industries, Inc. ....       263,206
                                               ------------
                                                  1,582,837
                                               ------------
             PHARMACEUTICALS -- 3.56%
    45,200   Abbott Laboratories.............     2,519,900
     3,800   Allergan, Inc. .................       285,190
     3,150   AmerisourceBergen Corp. ........       200,182
     7,300   Cardinal Health, Inc. ..........       472,018
    32,200   Eli Lilly & Company.............     2,528,988
     4,900   Forest Laboratories, Inc.(c)....       401,555
     6,000   King Pharmaceuticals, Inc.(c)...       252,780
    36,200   Merck & Company, Inc. ..........     2,128,560
   184,050   Pfizer, Inc. ...................     7,334,393
    37,750   Pharmacia Corp. ................     1,610,038
                                               ------------
                                                 17,733,604
                                               ------------
             PUBLISHING -- 0.14%
     2,100   Dow Jones & Company, Inc.(a)....       114,933
     4,300   New York Times Company -- Class
               A.............................       185,975
     3,100   R.R. Donnelley & Sons Company...        92,039
     8,250   Tribune Company.................       308,798
                                               ------------
                                                    701,745
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCK (CONTINUED)
             REAL ESTATE INVESTMENT TRUSTS -- 0.12%
    12,400   Equity Office Properties
               Trust.........................  $    372,992
     7,300   Equity Residential Properties
               Trust.........................       209,583
                                               ------------
                                                    582,575
                                               ------------
             RESEARCH AND DEVELOPMENT -- 0.67%
    30,400   Amgen, Inc.(c)..................     1,715,776
     6,050   Biogen, Inc.(c).................       346,967
     4,700   Chiron Corp.(c).................       206,048
    23,450   Immunex Corp.(c)................       649,799
     8,950   MedImmune, Inc.(c)..............       414,833
                                               ------------
                                                  3,333,423
                                               ------------
             RETAIL -- 4.77%
     8,200   Bed Bath & Beyond, Inc.(c)......       277,980
    11,450   Best Buy Company, Inc.(c).......       852,796
     8,200   Circuit City Stores -- Circuit
               City Group(a).................       212,790
    13,100   Costco Wholesale Corp.(c).......       581,378
     6,450   Dillard's, Inc. -- Class A......       103,200
     5,000   Family Dollar Stores, Inc. .....       149,900
    10,050   Federated Department Stores,
               Inc.(c).......................       411,045
   125,600   Home Depot, Inc. ...............     6,406,856
    15,050   J.C. Penney Company, Inc.(a)....       404,845
     9,800   Kohl's Corp.(c).................       690,312
    42,550   Lowe's Companies, Inc. .........     1,974,745
     8,200   May Department Stores Company...       303,236
     8,000   Nike, Inc. -- Class B...........       449,920
     6,750   Nordstrom, Inc. ................       136,553
    19,500   Office Depot, Inc.(c)...........       361,530
     6,100   RadioShack Corp. ...............       183,610
     1,200   Reebok International,
               Ltd.(a)(c)....................        31,800
     9,500   Sears, Roebuck & Company........       452,580
    13,950   Staples, Inc.(c)................       260,865
    15,650   Target Corp. ...................       642,433
    24,400   The Gap, Inc. ..................       340,136
     9,100   The Limited, Inc. ..............       133,952
     7,200   TJX Companies, Inc. ............       286,992
    16,350   Walgreen Company................       550,341
   130,900   Wal-Mart Stores, Inc. ..........     7,533,295
                                               ------------
                                                 23,733,090
                                               ------------
             RETAIL: RESTAURANTS -- 0.34%
     3,600   Darden Restaurants, Inc. .......       127,440
    37,350   McDonald's Corp. ...............       988,655

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2001

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCK (CONTINUED)
             RETAIL: RESTAURANTS (CONTINUED)
    13,800   Starbucks Corp.(c)..............  $    262,890
     3,200   Tricon Global Restaurants,
               Inc.(c).......................       157,440
     4,900   Wendy's International, Inc. ....       142,933
                                               ------------
                                                  1,679,358
                                               ------------
             RETAIL: SUPERMARKETS -- 0.11%
     8,050   Safeway, Inc.(c)................       336,088
     9,700   SUPERVALU, Inc. ................       214,564
                                               ------------
                                                    550,652
                                               ------------
             RUBBER PRODUCTS -- 0.06%
    11,350   Cooper Tire & Rubber Company....       181,146
     4,500   Goodyear Tire & Rubber
               Company.......................       107,145
                                               ------------
                                                    288,291
                                               ------------
             SCIENTIFIC INSTRUMENTS -- 0.08%
     6,500   Applera Corp. -- Applied
               Biosystems Group..............       255,255
     6,300   Thermo Electron Corp. ..........       150,318
                                               ------------
                                                    405,573
                                               ------------
             SEMICONDUCTORS -- 2.37%
     9,150   Advanced Micro Devices,
               Inc.(c).......................       145,119
     6,800   Altera Corp.(c).................       144,296
    10,100   Analog Devices, Inc.(c).........       448,339
     7,550   Broadcom Corp. -- Class A(c)....       308,568
   195,650   Intel Corp. ....................     6,153,192
     4,150   KLA-Tencor Corp.(a)(c)..........       205,674
    17,600   Linear Technology Corp. ........       687,104
     6,350   LSI Logic Corp.(a)(c)...........       100,203
    16,750   Maxim Integrated Products,
               Inc.(c).......................       879,543
     8,000   National Semiconductor
               Corp.(c)......................       246,320
     3,950   NVIDIA Corp.(a)(c)..............       264,255
     7,700   PMC-Sierra, Inc.(c).............       163,702
     3,000   Qlogic Corp.(a)(c)..............       133,530
     5,650   Teradyne, Inc.(c)...............       170,291
    50,350   Texas Instruments, Inc. ........     1,409,800
     8,350   Xilinx, Inc.(c).................       326,068
                                               ------------
                                                 11,786,004
                                               ------------
             TELECOMMUNICATIONS EQUIPMENT AND
               SERVICES -- 3.30%
    16,500   ALLTEL Corp. ...................     1,018,545
       300   Andrew Corp.(c).................         6,567
   150,000   AT&T Corp. .....................     2,721,000
    72,767   AT&T Wireless Services,
               Inc.(a)(c)....................     1,045,662
    54,050   BellSouth Corp. ................     2,062,007

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCK (CONTINUED)
             TELECOMMUNICATIONS EQUIPMENT AND SERVICES
               (CONTINUED)
     3,200   CenturyTel, Inc. ...............  $    104,960
     4,800   Comverse Technology, Inc.(c)....       107,376
    27,400   Corning, Inc. ..................       244,408
    36,600   JDS Uniphase Corp.(c)...........       319,518
    54,400   Lucent Technologies, Inc.(a)....       342,176
    63,950   Motorola, Inc. .................       960,529
    49,950   Nortel Networks Corp.(a)........       374,625
    12,200   QUALCOMM, Inc.(c)...............       616,100
    98,200   SBC Communications, Inc. .......     3,846,494
     5,450   Scientific-Atlanta, Inc. .......       130,473
    15,300   Sprint Corp. (PCS
               Group)(a)(c)..................       373,473
     7,550   Tellabs, Inc.(c)................       112,948
    43,150   Verizon Communications, Inc. ...     2,047,899
                                               ------------
                                                 16,434,760
                                               ------------
             TOOLS -- 0.04%
     1,900   Black & Decker Corp. ...........        71,687
     1,300   Snap-on, Inc. ..................        43,758
     2,250   Stanley Works...................       104,783
                                               ------------
                                                    220,228
                                               ------------
             TOYS -- 0.06%
     7,200   Hasbro, Inc. ...................       116,856
    11,800   Mattel, Inc. ...................       202,960
                                               ------------
                                                    319,816
                                               ------------
             TRANSPORTATION -- 0.25%
    14,400   Burlington Northern Santa Fe
               Corp. ........................       410,832
     5,800   CSX Corp. ......................       203,290
    11,950   Norfolk Southern Corp. .........       219,044
     7,100   Union Pacific Corp.(a)..........       404,700
                                               ------------
                                                  1,237,866
                                               ------------
             TRANSPORTATION: FREIGHT -- 0.07%
     7,000   FedEx Corp.(c)..................       363,160
                                               ------------
             UTILITIES -- 1.79%
     5,000   Allegheny Energy, Inc. .........       181,100
     4,300   Ameren Corp. ...................       181,890
     9,240   American Electric Power Company,
               Inc. .........................       402,217
     7,200   Cinergy Corp. ..................       240,696
     8,100   CMS Energy Corp. ...............       194,643
     6,500   Consolidated Edison, Inc. ......       262,340
     4,750   Constellation Energy Group,
               Inc. .........................       126,112
     4,400   DTE Energy Company..............       184,536

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2001

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCK (CONTINUED)
             UTILITIES (CONTINUED)
    10,300   Dominion Resources, Inc. .......  $    619,030
    22,650   Duke Energy Corp. ..............       889,239
     8,400   Entergy Corp. ..................       328,524
     9,400   Exelon Corp. ...................       450,072
    15,400   FirstEnergy Corp. ..............       538,692
     4,850   FPL Group, Inc. ................       273,540
     5,250   KeySpan Corp. ..................       181,912
    15,827   Mirant Corp.(c).................       253,549
     3,700   Niagara Mohawk Holdings,
               Inc.(a)(c)....................        65,601
     2,200   NICOR, Inc. ....................        91,608
     5,700   NiSource, Inc. .................       131,442
     1,050   Peoples Energy Corp. ...........        39,827
    11,500   PG&E Corp. .....................       221,260
     4,000   Pinnacle West Capital Corp. ....       167,400
     6,600   PPL Corp. ......................       230,010
    11,900   Progress Energy, Inc. ..........       535,857
     3,800   Progress Energy,
               Inc. -- CVO(c)................            --
     5,700   Public Service Enterprise Group,
               Inc. .........................       240,483
     8,400   Reliant Energy, Inc. ...........       222,768
     9,500   Sempra Energy...................       233,225
    20,450   Southern Company................       518,408
     4,450   TECO Energy, Inc. ..............       116,768
     7,400   TXU Corp. ......................       348,910
    15,550   Xcel Energy, Inc. ..............       431,357
                                               ------------
                                                  8,903,016
                                               ------------
             TOTAL COMMON STOCK
             (Cost $303,924,651).............   302,309,439
                                               ------------
PRINCIPAL
---------
             CORPORATE BONDS AND NOTES -- 13.47%
             AEROSPACE -- 0.50%
$  970,000   Lockheed Martin Corp., 8.20%,
               12/01/09......................     1,091,471
   375,000   Northrop Grumman Corp., 7.125%,
               02/15/11......................       391,488
   425,000   Raytheon Company, 8.20%,
               03/01/06......................       460,668
   550,000   United Technologies Corp.,
               6.35%, 03/01/11...............       559,374
                                               ------------
                                                  2,503,001
                                               ------------
             AUTOMOTIVE -- 0.12%
   600,000   DaimlerChrysler NA Holding,
               7.20%, 09/01/09...............       599,671
                                               ------------

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             AUTOMOTIVE PARTS AND EQUIPMENT -- 0.12%
$  100,000   Collins & Aikman Products --
               144A, 10.75%, 12/31/11........  $    100,250
   500,000   Lear Corp., Series B, 8.11%,
               05/15/09......................       505,829
                                               ------------
                                                    606,079
                                               ------------
             BANKS -- 0.57%
 1,020,000   Bank One Corp., 6.50%,
               02/01/06......................     1,065,973
   700,000   Barclays Bank PLC -- 144A,
               8.55%, 09/15/49...............       780,074
   260,000   Wachovia Corp., 7.70%,
               02/15/05......................       281,414
   715,000   Wachovia Corp., 4.95%,
               11/01/06......................       702,016
                                               ------------
                                                  2,829,477
                                               ------------
             BROADCAST SERVICES/MEDIA -- 1.14%
   500,000   Adelphia Communications Corp.,
               10.875%, 10/01/10(a)..........       510,625
   500,000   AOL Time Warner, Inc., 7.625%,
               04/15/31......................       528,886
   500,000   Charter Communications Holdings
               LLC, 8.625%, 04/01/09.........       481,250
 1,000,000   Comcast Cable Communications,
               Inc., 6.875%, 06/15/09........     1,010,846
   600,000   CSC Holdings, Inc., Series B,
               8.125%, 07/15/09..............       616,678
    75,000   Echostar DBS Corp. -- 144A,
               9.125%, 01/15/09..............        75,188
   500,000   Echostar DBS Corp., 9.375%,
               02/01/09......................       515,000
 1,000,000   Time Warner, Inc., 9.125%,
               01/15/13......................     1,185,315
   730,000   Viacom, Inc., 6.625%,
               05/15/11......................       742,115
                                               ------------
                                                  5,665,903
                                               ------------
             BUILDING AND CONSTRUCTION -- 0.22%
   600,000   D.R. Horton, Inc., 8.00%,
               02/01/09......................       594,000
   500,000   Ryland Group, 8.00%, 08/15/06...       502,500
                                               ------------
                                                  1,096,500
                                               ------------
             CHEMICALS -- 0.17%
   325,000   Dow Chemical Company, 5.75%,
               12/15/08......................       324,739
   500,000   Lyondell Chemical Company,
               Series B, 9.875%, 05/01/07....       502,500
                                               ------------
                                                    827,239
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 0.10%
   500,000   Unisys Corp., 8.125%,
               06/01/06......................       497,500
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2001

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             CONSUMER GOODS AND SERVICES -- 0.11%
$  500,000   Stone Container Corp., 9.75%,
               02/01/11......................  $    531,250
                                               ------------
             ENVIRONMENTAL MANAGEMENT SERVICES -- 0.10%
   500,000   Allied Waste North America,
               Series B, 7.875%, 01/01/09....       490,000
                                               ------------
             FINANCE -- 1.68%
   900,000   Ford Motor Credit Company,
               6.875%, 02/01/06..............       901,296
 2,000,000   Ford Motor Credit Company,
               7.375%, 10/28/09..............     1,969,834
   300,000   Ford Motor Credit Company,
               7.875%, 06/15/10..............       304,246
 1,000,000   General Motors Acceptance Corp.,
               6.75%, 01/15/06...............     1,016,466
 1,540,000   General Motors Acceptance Corp.,
               6.875%, 09/15/11..............     1,508,521
   555,000   Lehman Brothers Holdings, 6.25%,
               05/15/06......................       568,533
 2,000,000   Verizon Global Funding Corp.,
               6.75%, 12/01/05(a)............     2,108,880
                                               ------------
                                                  8,377,776
                                               ------------
             FOOD AND BEVERAGE -- 0.27%
   400,000   Kellogg Company, Series B,
               6.60%, 04/01/11...............       411,100
   530,000   Kraft Foods, Inc., 5.625%,
               11/01/11......................       513,999
   400,000   Unilever Capital Corp., 7.125%,
               11/01/10......................       432,374
                                               ------------
                                                  1,357,473
                                               ------------
             INSURANCE -- 0.30%
   475,000   Allstate Corp., 7.20%,
               12/01/09......................       502,926
   400,000   Metlife, Inc., 6.125%,
               12/01/11......................       396,442
   550,000   Prudential Financial, 8.30%,
               07/01/25......................       582,978
                                               ------------
                                                  1,482,346
                                               ------------
             LEISURE AND RECREATION -- 0.02%
   100,000   Argosy Gaming Company, 10.75%,
               06/01/09......................       109,875
                                               ------------
             MANUFACTURING -- 0.32%
   600,000   American Standard, Inc., 7.375%,
               02/01/08......................       606,000
 1,000,000   Tyco International Group SA,
               6.375%, 10/15/11..............       976,928
                                               ------------
                                                  1,582,928
                                               ------------

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             MEDICAL AND OTHER HEALTH SERVICES -- 0.12%
$  500,000   Healthsouth Corp., 10.75%,
               10/01/08......................  $    550,000
    70,000   United Surgical
               Partners -- 144A, 10.00%,
               12/15/11......................        68,950
                                               ------------
                                                    618,950
                                               ------------
             METALS AND MINING -- 0.18%
   500,000   AK Steel Corp., 9.125%,
               12/15/06(a)...................       511,250
   350,000   Alcoa, Inc., 6.50%, 06/01/11....       361,300
                                               ------------
                                                    872,550
                                               ------------
             OIL, COAL & GAS -- 0.61%
   300,000   AmeriGas Partners LP, 8.875%,
               05/20/11......................       309,000
   260,000   Chesapeake Energy Corp., 8.125%,
               04/01/11......................       252,200
   350,000   Coastal Corp., 7.75%,
               06/15/10......................       356,539
 1,020,000   Conoco Funding Company, 7.25%,
               10/15/31(a)...................     1,076,710
   500,000   Pogo Producing Corp., Series B,
               10.375%, 02/15/09.............       540,000
   500,000   Vintage Petroleum, 7.875%,
               05/15/11......................       490,000
                                               ------------
                                                  3,024,449
                                               ------------
             PAPER AND FOREST PRODUCTS -- 0.26%
   500,000   Norske Skog Canada -- 144A,
               8.625%, 06/15/11..............       518,750
   300,000   Tembec Industries, Inc., 8.625%,
               06/30/09......................       312,000
   480,000   Weyerhaeuser Company, 6.00%,
               08/01/06......................       481,688
                                               ------------
                                                  1,312,438
                                               ------------
             PRIVATE ASSET BACKED: BANKS -- 1.04%
 1,825,164   First Union National
               Bank -- Bank of America,
               Series 01-C1, Class A1, 5.71%,
               03/15/33......................     1,829,074
 1,668,557   Provident Bank Equipment Lease
               Trust, Series 00-1A, Class C,
               Floating Rate, 2.96%(+),
               11/25/11......................     1,675,138
 1,671,671   Washington Mutual, Inc., Series
               00-A1, Class A1, Floating
               Rate, 2.22%(+), 06/25/24......     1,673,778
                                               ------------
                                                  5,177,990
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2001

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             PRIVATE ASSET BACKED: FINANCE -- 0.93%
$1,977,918   Fannie Mae, Series 00-40, Class
               F, Floating Rate, 2.43%(+),
               12/25/22......................  $  1,979,805
 2,631,060   Medallion Trust, Series 00-1G,
               Class A1, Floating Rate,
               2.66%(+), 07/12/31............     2,630,244
                                               ------------
                                                  4,610,049
                                               ------------
             PRIVATE ASSET BACKED: MORTGAGE AND HOME
               EQUITY -- 1.65%
   392,586   Bear Stearns Commercial Mortgage
               Securities, Series 01, Class
               A1,
               6.08%, 02/15/35...............       399,320
 1,821,008   GMAC Commercial Mortgage
               Securities, Inc., Series
               01-C1,
               5.99%, 04/15/34...............     1,839,218
 4,293,310   LB-UBS Commercial Mortgage
               Trust, Series 01-C2, Class A1,
               6.27%, 06/15/20...............     4,421,139
 1,515,458   PNC Mortgage Acceptance Corp.,
               Series 01-C1, Class A1, 5.91%,
               03/12/34......................     1,529,536
                                               ------------
                                                  8,189,213
                                               ------------
             PRIVATE ASSET BACKED: UTILITIES -- 0.44%
 2,000,000   Peco Energy Transition Trust,
               Series 00-A, Class A4, 7.65%,
               03/01/10......................     2,212,782
                                               ------------
             REAL ESTATE -- 0.10%
   500,000   EOP Operating LP, 7.00%,
               07/15/11......................       503,407
                                               ------------
             REAL ESTATE INVESTMENT TRUST -- 0.10%
   500,000   Felcor Lodging LP, 9.50%,
               09/15/08......................       501,250
                                               ------------
             RETAIL -- 0.16%
   500,000   K-Mart Corp., 9.375%,
               02/01/06(a)...................       413,441
   400,000   Sears Roebuck Acceptance Corp.,
               6.75%, 08/15/11(a)............       399,000
                                               ------------
                                                    812,441
                                               ------------
             RETAIL: RESTAURANT -- 0.12%
   535,000   Tricon Global Restaurants, Inc.,
               8.875%, 04/15/11..............       571,113
                                               ------------
             SPECIAL PURPOSE ENTITY -- 0.01%
    70,000   IPC Acquisition Corp. -- 144A,
               11.50%, 12/15/09..............        70,000
                                               ------------

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             TELECOMMUNICATIONS EQUIPMENT AND
               SERVICES -- 1.27%
$  875,000   AT&T Corp. -- 144A, 7.30%,
               11/15/11......................  $    896,371
   450,000   AT&T Corp. -- 144A, 8.00%,
               11/15/31......................       470,955
   175,000   Deutsche Telekom, 8.00%,
               06/15/10......................       191,518
   900,000   Dominion Resources, Inc., Series
               B, 7.625%, 07/15/05...........       959,548
 1,020,000   Sprint Capital Corp., 5.875%,
               05/01/04......................     1,044,222
   570,000   Qwest Corp., 7.20%, 11/01/04....       581,471
 1,000,000   Vodafone Group PLC, 7.75%,
               02/15/10......................     1,098,296
 1,020,000   WorldCom, Inc., 8.00%,
               05/15/06......................     1,085,769
                                               ------------
                                                  6,328,150
                                               ------------
             TRANSPORTATION -- 0.10%
   270,000   Burlington North Santa Fe Corp.,
               7.95%, 08/15/30...............       300,551
   200,000   Norfolk Southern Corp., 7.05%,
               05/01/37......................       212,325
                                               ------------
                                                    512,876
                                               ------------
             UTILITIES -- 0.64%
   600,000   AES Corp., 9.50%, 06/01/09(a)...       546,000
   500,000   Calpine Corp., 8.50%,
               02/15/11(a)...................       454,984
   500,000   CMS Energy Corp., 9.875%,
               10/15/07......................       530,393
   625,000   DTE Energy Corp., 6.45%,
               06/01/06......................       641,478
 1,020,000   Exelon Generation Company
               LLC -- 144A, 6.95%,
               06/15/11......................     1,034,258
                                               ------------
                                                  3,207,113
                                               ------------
             TOTAL CORPORATE BONDS AND NOTES
             (Cost $66,829,690)..............    67,081,789
                                               ------------
             FOREIGN GOVERNMENT OBLIGATIONS -- 3.40%
 2,590,000   Buoni Poliennali Del Tes, 5.00%,
               06/15/03(d)...................     2,355,015
   732,689   Federative Republic of Brazil,
               8.00%, 04/15/14...............       557,759
 4,260,000   Government of Canada, 6.00%,
               06/01/11(e)...................     2,792,831
 1,900,000   New Zealand Government, Series
               1111, 6.00%, 11/15/11(f)......       744,211
   622,326   Republic of Colombia, 9.75%,
               04/09/11......................       651,887
   382,000   Republic of Colombia, 10.00%,
               01/23/12......................       377,225

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2001

PRINCIPAL                                         VALUE
---------                                      ------------
             FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
$  472,000   Republic of Panama, 8.25%,
               04/22/08......................  $    468,460
   538,000   Republic of Panama, 9.625%,
               02/08/11......................       548,760
   300,000   Republic of Peru, 4.00%,
               03/07/17......................       213,533
   170,000   Republic of Philippines, 9.875%,
               01/15/19......................       160,650
   200,000   Republic of Philippines, 9.50%,
               10/21/24......................       208,000
 4,025,000   United Kingdom Treasury, 6.75%,
               11/26/04(g)...................     6,136,390
   250,000   United Mexican States, 9.875%,
               02/01/10......................       277,000
   250,000   United Mexican States, 11.375%,
               09/15/16......................       308,250
 1,132,000   United Mexican States, 8.125%,
               12/30/19......................     1,102,568
                                               ------------
             TOTAL FOREIGN OBLIGATIONS
             (Cost $16,944,261)..............    16,902,539
                                               ------------
             US GOVERNMENT SECURITIES -- 4.63%
             US TREASURY BONDS -- 3.46%
   800,000   9.25%, 02/15/16.................     1,081,750
 6,345,000   8.50%, 02/15/20(a)..............     8,301,538
 2,010,000   8.00%, 11/15/21.................     2,543,514
 4,090,000   6.25%, 08/15/23(a)..............     4,329,649
   900,000   6.125%, 11/15/27................       946,723
                                               ------------
                                                 17,203,174
                                               ------------
             US TREASURY STRIPS -- 1.17%
 9,850,000   0.00%, 05/15/17.................     3,934,376
 6,250,000   0.00%, 05/15/21.................     1,915,681
                                               ------------
                                                  5,850,057
                                               ------------
             TOTAL US GOVERNMENT SECURITIES
             (Cost $22,888,455)..............    23,053,231
                                               ------------
             US GOVERNMENT AGENCY SECURITIES -- 17.89%
             FANNIE MAE -- 16.45%
 1,100,000   5.50%, 03/15/11.................     1,081,012
 1,730,000   6.625%, 11/15/30................     1,809,924
 2,150,000   PL# 535675, 7.00%, 01/01/16.....     2,226,241
   150,000   PL# 575334, 6.00%, 04/01/16.....       150,275
   823,825   PL# 579234, 6.00%, 04/01/16.....       825,334
   383,621   PL# 253845, 6.00%, 06/01/16.....       384,324
   731,604   PL# 582644, 6.00%, 06/01/16.....       732,943
   533,205   PL# 581853, 6.00%, 07/01/16.....       534,181
   595,791   PL# 590778, 6.00%, 07/01/16.....       596,882
   428,625   PL# 592659, 6.00%, 07/01/16.....       429,411

PRINCIPAL                                         VALUE
---------                                      ------------
             US GOVERNMENT AGENCY SECURITIES (CONTINUED)
             FANNIE MAE (CONTINUED)
$  531,405   PL# 594917, 6.00%, 07/01/16.....  $    532,378
   404,135   PL# 595972, 6.00%, 07/01/16.....       404,875
    35,911   PL# 596354, 6.00%, 07/01/16.....        35,977
   636,933   PL# 598252, 6.00%, 07/01/16.....       638,099
   424,932   PL# 586105, 6.00%, 08/01/16.....       425,710
    52,333   PL# 599389, 6.00%, 08/01/16.....        52,429
   366,181   PL# 545276, 5.50%, 09/01/16.....       360,084
    29,199   PL# 580166, 6.00%, 09/01/16.....        29,253
   394,966   PL# 595905, 6.00%, 09/01/16.....       395,689
   426,074   PL# 597668, 6.00%, 09/01/16.....       426,855
 1,000,099   PL# 604091, 6.00%, 09/01/16.....     1,001,930
   379,438   PL# 608779, 6.00%, 09/01/16.....       380,133
   393,146   PL# 612310, 6.00%, 09/01/16.....       393,866
    41,322   PL# 618559, 6.00%, 09/01/16.....        41,398
   583,859   PL# 598314, 6.00%, 10/01/16.....       584,928
   297,934   PL# 598913, 6.00%, 10/01/16.....       298,480
   227,173   PL# 602186, 6.00%, 10/01/16.....       227,589
 1,800,080   PL# 605966, 6.00%, 10/01/16.....     1,803,376
    32,775   PL# 610092, 6.00%, 10/01/16.....        32,836
   803,718   PL# 612011, 6.00%, 10/01/16.....       805,189
   260,808   PL# 612293, 6.00%, 10/01/16.....       261,286
   935,475   PL# 612678, 6.00%, 10/01/16.....       937,188
   633,918   PL# 604229, 5.50%, 11/01/16.....       623,362
   300,001   PL# 607839, 6.00%, 11/01/16.....       300,550
 1,260,252   PL# 612359, 5.50%, 11/01/16.....     1,239,267
 1,000,000   PL# 593484, 5.50%, 12/01/16.....       983,349
   376,488   PL# 601942, 6.00%, 12/01/16.....       377,177
 2,876,998   PL# 610825, 6.00%, 12/01/16*....     2,882,266
 2,728,180   PL# 611010, 6.00%, 12/01/16*....     2,733,175
 1,000,000   PL# 611695, 5.50%, 12/01/16.....       983,349
 2,000,000   PL# 614211, 5.50%, 12/01/16.....     1,966,698
 2,000,000   PL# 614748, 5.50%, 12/01/16.....     1,966,698
 1,000,000   PL# 614843, 5.50%, 12/01/16.....       983,349
   530,000   PL# 614924, 7.00%, 12/01/16.....       548,794
   300,030   PL# 614943, 6.00%, 12/01/16.....       300,579
   170,543   PL# 616130, 6.00%, 12/01/16.....       170,855
   580,000   PL# 616459, 6.00%, 12/01/16.....       581,062
   739,749   PL# 616674, 5.50%, 12/01/16.....       727,431
 1,000,000   PL# 617109, 5.50%, 12/01/16.....       983,349
 2,000,000   PL# 618454, 5.50%, 12/01/16.....     1,966,698
 1,000,000   PL# 618999, 5.50%, 12/01/16.....       983,349
 1,000,000   PL# 619021, 5.50%, 12/01/16.....       983,349
 1,000,000   PL# 620938, 5.50%, 12/01/16.....       983,349

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2001

PRINCIPAL                                         VALUE
---------                                      ------------
             US GOVERNMENT AGENCY SECURITIES (CONTINUED)
             FANNIE MAE (CONTINUED)
$2,000,000   PL# 622080, 5.50%, 12/01/16.....  $  1,966,698
 2,000,000   PL# 612847, 5.50%, 01/01/17.....     1,966,698
 2,000,000   PL# 615179, 5.50%, 01/01/17.....     1,966,698
   190,125   PL# 617515, 6.00%, 01/01/17.....       190,473
 1,000,000   PL# 621052, 5.50%, 01/01/17.....       983,349
 1,000,000   PL# 621055, 5.50%, 01/01/17.....       983,349
   670,870   PL# 622111, 6.00%, 01/01/17.....       672,098
 1,998,639   PL# 428865, 7.00%, 06/01/28.....     2,038,404
 3,931,073   PL# 406815, 7.00%, 07/01/28.....     4,009,286
   112,662   PL# 535041, 7.00%, 12/01/29.....       114,904
   480,000   PL# 535195, 7.00%, 03/01/30.....       489,550
   902,659   PL# 534021, 7.50%, 05/01/30.....       931,713
    59,691   PL# 540754, 7.50%, 05/01/30.....        61,612
   901,320   PL# 542576, 7.50%, 08/01/30.....       930,331
    57,245   PL# 548098, 7.50%, 08/01/30.....        59,088
    58,399   PL# 549906, 7.50%, 09/01/30.....        60,279
    55,119   PL# 552549, 7.50%, 09/01/30.....        56,893
   922,906   PL# 548190, 7.50%, 10/01/30.....       952,611
    59,397   PL# 558083, 7.50%, 10/01/30.....        61,309
   897,607   PL# 253515, 7.50%, 11/01/30.....       926,498
   102,404   PL# 554545, 7.00%, 11/01/30.....       104,442
    59,827   PL# 561320, 7.50%, 11/01/30.....        61,753
    59,969   PL# 561844, 7.50%, 11/01/30.....        61,899
   761,427   PL# 559547, 7.50%, 12/01/30.....       785,935
    54,211   PL# 558384, 7.50%, 01/01/31.....        55,956
    56,441   PL# 568677, 7.50%, 01/01/31.....        58,258
    34,837   PL# 571599, 7.00%, 03/01/31.....        35,530
    54,323   PL# 572762, 7.50%, 03/01/31.....        56,071
   119,731   PL# 253842, 7.00%, 06/01/31.....       122,114
54,806....   PL# 582178, 7.50%, 06/01/31.....        56,570
   156,942   PL# 586159, 7.00%, 06/01/31.....       160,065
    42,251   PL# 545195, 7.00%, 09/01/31.....        43,092
    43,296   PL# 254008, 7.00%, 10/01/31.....        44,157
 2,784,651   PL# 606361, 7.50%, 10/01/31.....     2,874,280
 3,702,811   PL# 611635, 7.00%, 11/01/31.....     3,776,482
    39,524   PL# 613898, 7.00%, 11/01/31.....        40,310
    56,538   PL# 613903, 7.00%, 11/01/31.....        57,663
    55,441   PL# 254093, 7.00%, 12/01/31.....        56,544
   382,093   PL# 613392, 7.00%, 12/01/31.....       389,695
   121,237   PL# 616713, 7.00%, 12/01/31.....       123,649
   100,517   PL# 617757, 7.00%, 12/01/31.....       102,517
 4,000,000   PL# 622176, 7.00%, 12/01/31.....     4,079,584

PRINCIPAL                                         VALUE
---------                                      ------------
             US GOVERNMENT AGENCY SECURITIES (CONTINUED)
             FANNIE MAE (CONTINUED)
$5,320,000   TBA, 6.00%, 01/01/32............  $  5,198,640
 2,000,000   TBA, 6.50%, 01/14/32............     2,000,000
                                               ------------
                                                 81,875,177
                                               ------------
             FREDDIE MAC -- 0.70%
 2,150,000   7.00%, 03/15/10.................     2,338,402
 1,065,000   6.875%, 09/15/10................     1,148,733
                                               ------------
                                                  3,487,135
                                               ------------
             GOVERNMENT NATIONAL MORTGAGE
             ASSOCIATION -- 0.74%
 3,680,367   PL# 3161, 6.50%, 11/20/31.......     3,681,335
                                               ------------
             TOTAL US GOVERNMENT AGENCY
             SECURITIES (Cost $89,450,868)...    89,043,647
                                               ------------
             SHORT TERM US GOVERNMENT AGENCY
             SECURITY -- 0.12%
             FREDDIE MAC
   600,000   1.98%, 01/15/02 (Cost
               $599,538).....................       599,538
                                               ------------
             SHORT TERM US GOVERNMENT
             SECURITY -- 0.08%
             US TREASURY BILL
   400,000   1.92%, 04/04/02(h) (Cost
               $398,016).....................       398,016
                                               ------------
  SHARES
  ------
             REGULATED INVESTMENT COMPANY -- 0.15%
   768,514   Merrimac Cash Fund -- Premium
               Class (b) (Cost $768,514).....       768,514
                                               ------------
PRINCIPAL
---------
             TIME DEPOSITS -- 2.11%
$  873,311   American Express Centurion Bank,
               1.89%, 01/22/02(b)............       873,311
 3,517,231   Bank of Nova Scotia, 2.04%,
               02/15/02(b)...................     3,517,231
 2,095,946   Bayerische HypoVereinsbank,
               1.92%, 02/05/02(b)............     2,095,946
   523,986   Bayerische HypoVereinsbank,
               1.81%, 03/18/02(b)............       523,986
   873,311   BNP Paribas, 1.84%,
               01/09/02(b)...................       873,311
 1,047,974   Credit Agricole Indosuez, 1.70%,
               01/07/02(b)...................     1,047,974
 1,378,307   Fleet National Bank, 1.95%,
               01/02/02(b)...................     1,378,307
   174,662   Royal Bank of Canada, 1.69%,
               01/07/02(b)...................       174,662
                                               ------------
             TOTAL TIME DEPOSITS
             (Cost $10,484,728)..............    10,484,728
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2001

PRINCIPAL                                         VALUE
---------                                      ------------
             SHORT TERM CORPORATE NOTES -- 2.69%
$5,366,555   Credit Suisse First Boston
               Corp., Floating Rate,
               1.98%(+), 05/07/02(b).........  $  5,366,555
   424,872   First Union National Bank,
               Floating Rate, 1.54%(+),
               03/12/02(b)...................       424,872
   254,923   Goldman Sachs Group, Inc.,
               Floating Rate, 1.54%(+),
               02/05/02(b)...................       254,923
   698,649   Merrill Lynch & Company,
               Floating Rate, 1.64%(+),
               11/26/02(b)...................       698,649
 2,619,934   Morgan Stanley Dean Witter &
               Company, Floating Rate,
               1.93%(+), 01/03/02(b).........     2,619,934
   523,986   Morgan Stanley Dean Witter &
               Company, Floating Rate,
               1.61%(+), 05/09/02(b).........       523,986
 3,493,244   Morgan Stanley Dean Witter &
               Company, Floating Rate,
               1.93%(+), 06/28/02(b).........     3,493,244
                                               ------------
             TOTAL SHORT TERM CORPORATE NOTES
             (Cost $13,382,163)..............    13,382,163
                                               ------------
             TOTAL SECURITIES
             (Cost $525,670,884).............   524,023,604
                                               ------------
             REPURCHASE AGREEMENTS -- 1.12%
   143,087   With Investors Bank & Trust,
               dated 12/31/01, 1.40%, due
               01/02/02, repurchase proceeds
               at maturity $143,099
               (Collateralized by Fannie Mae,
               4.81%, due 03/25/22, with a
               value of $150,242) (Cost
               $143,087).....................       143,087
 5,446,500   With Investors Bank & Trust,
               dated 12/31/01, 1.40%, due
               01/02/02, repurchase proceeds
               at maturity $5,446,924
               (Collateralized by Fannie Mae
               Adjustable Rate Mortgage,
               7.403%, due 03/01/28, with a
               value of $5,719,241) (Cost
               $5,446,500)...................     5,446,500
                                               ------------
             TOTAL REPURCHASE AGREEMENTS
             (Cost $5,589,587)...............     5,589,587
                                               ------------

PRINCIPAL                                         VALUE
---------                                      ------------
             SECURITY SOLD SHORT -- (0.80%)
$4,000,000   Fannie Mae TBA, 6.50%, 01/01/16
               (Proceeds $4,019,729).........  $ (4,007,500)
                                               ------------
             Total Investments -- 105.58%
               (Cost $527,240,742)...........   525,605,691
             Liabilities less other
               assets -- (5.58)%.............   (27,769,044)
                                               ------------
             NET ASSETS -- 100.00%...........  $497,836,597
                                               ============

The aggregate cost of securities for federal income tax
purposes at December 31, 2001, is $550,115,946.
The following amount is based on costs for federal income
tax purposes:
    Gross unrealized appreciation..........  $  6,094,121
    Gross unrealized depreciation..........   (32,186,463)
                                             ------------
    Net unrealized depreciation............  $(26,092,342)
                                             ============

---------------

(a)  All or part of this security is on loan.
(b)  Collateral for securities on loan.
(c)  Non-income producing security.
(d) Principal amount shown for this debt security is denominated in Euros.
(e) Principal amount shown for this debt security is denominated in Canadian dollars.
(f) Principal amount shown for this debt security is denominated in New Zealand dollars.
(g) Principal amount shown for this debt security is denominated in British pounds.
(h) Security is fully segregated as collateral with brokers as initial margin for futures contract.
(+) Variable rate security. Interest rate is based on the Federal Funds Rate. The rate shown was in effect at December 31, 2001.
 * Securities held as collateral by custodian for security sold short.
TBA To be assigned. Securities are purchased on a forward commitment basis with approximate principal amount (generally +/-1.0%) and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2001

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK -- 95.73%
              AEROSPACE -- 1.79%
    100,000   Northrop Grumman Corp.(a)....  $   10,081,000
    180,000   Raytheon Company(a)..........       5,844,600
    175,000   Textron, Inc. ...............       7,255,500
    100,000   United Technologies Corp. ...       6,463,000
                                             --------------
                                                 29,644,100
                                             --------------
              APPAREL -- 1.69%
    305,400   Jones Apparel Group,
                Inc.(c)....................      10,130,118
    127,900   Liz Claiborne, Inc. .........       6,363,025
    293,100   V.F. Corp.(a)................      11,433,831
                                             --------------
                                                 27,926,974
                                             --------------
              AUTOMOBILES -- 0.58%
    145,001   Ford Motor Company...........       2,279,416
    150,000   General Motors Corp.(a)......       7,290,000
                                             --------------
                                                  9,569,416
                                             --------------
              AUTOMOTIVE EQUIPMENT -- 1.33%
    314,400   Dana Corp.(a)................       4,363,872
    130,000   Johnson Controls, Inc. ......      10,497,500
    195,000   TRW, Inc. ...................       7,222,800
                                             --------------
                                                 22,084,172
                                             --------------
              BANKS -- 12.70%
    553,200   Bank of America Corp. .......      34,823,940
    441,000   Bank One Corp. ..............      17,221,050
    235,000   Comerica, Inc.(a)............      13,465,500
    685,280   FleetBoston Financial
                Corp. .....................      25,012,720
    157,000   Golden West Financial
                Corp. .....................       9,239,450
    241,400   Huntington Bancshares,
                Inc. ......................       4,149,666
    499,840   J.P. Morgan Chase &
                Company....................      18,169,184
    507,800   National City Corp. .........      14,848,072
    386,900   Regions Financial Corp. .....      11,622,476
    605,200   Wachovia Corp. ..............      18,979,072
    740,150   Washington Mutual, Inc.(a)...      24,202,905
    419,200   Wells Fargo & Company........      18,214,240
                                             --------------
                                                209,948,275
                                             --------------
              BROADCAST SERVICES/MEDIA -- 0.46%
    125,000   McGraw-Hill Companies,
                Inc. ......................       7,622,500
                                             --------------
              CHEMICALS -- 2.88%
    107,000   Cabot Corp. .................       3,819,900
    684,995   Dow Chemical Company.........      23,139,131
    186,600   Eastman Chemical Company.....       7,281,132

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              CHEMICALS (CONTINUED)
    200,000   E.I. du Pont de Nemours and
                Company....................  $    8,502,000
    138,000   Lubrizol Corp. ..............       4,842,420
                                             --------------
                                                 47,584,583
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 1.90%
  1,089,500   Hewlett-Packard Company......      22,378,330
    240,000   Pitney Bowes, Inc. ..........       9,026,400
                                             --------------
                                                 31,404,730
                                             --------------
              CONSTRUCTION -- 0.41%
    119,100   Centex Corp. ................       6,799,419
                                             --------------
              CONSUMER GOODS AND SERVICES -- 5.62%
    185,000   Avon Products, Inc. .........       8,602,500
    100,000   Colgate-Palmolive Company....       5,775,000
    330,000   General Electric Company.....      13,226,400
     70,000   Kimberly-Clark Corp. ........       4,186,000
    466,200   Leggett & Platt, Inc. .......      10,722,600
    431,000   Philip Morris Companies,
                Inc. ......................      19,761,350
     52,200   Procter & Gamble Company.....       4,130,586
    364,600   Sherwin-Williams Company.....      10,026,500
    226,100   Whirlpool Corp. .............      16,579,913
                                             --------------
                                                 93,010,849
                                             --------------
              DISTRIBUTORS -- 2.19%
    236,200   Arrow Electronics,
                Inc.(a)(c).................       7,062,380
    272,200   Avnet, Inc. .................       6,932,934
    377,000   Genuine Parts Company........      13,835,900
    163,555   Ingram Micro, Inc. -- Class
                A(c).......................       2,832,773
    127,800   Tech Data Corp.(c)...........       5,531,184
                                             --------------
                                                 36,195,171
                                             --------------
              ELECTRONICS -- 1.27%
    180,000   Emerson Electric Company.....      10,278,000
    669,800   Solectron Corp.(a)(c)........       7,555,344
    147,600   Thomas & Betts Corp. ........       3,121,740
                                             --------------
                                                 20,955,084
                                             --------------
              ENGINEERING -- 0.19%
     85,000   Fluor Corp.(a)...............       3,179,000
                                             --------------
              FINANCIAL SERVICES -- 6.93%
    875,500   Citigroup, Inc. .............      44,195,240
    413,200   Fannie Mae...................      32,849,400
    173,000   Freddie Mac..................      11,314,200

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                               DECEMBER 31, 2001

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
    188,900   Lehman Brothers Holdings,
                Inc. ......................  $   12,618,520
    244,400   Morgan Stanley Dean Witter &
                Company....................      13,671,736
                                             --------------
                                                114,649,096
                                             --------------
              FOOD & BEVERAGES -- 2.75%
    105,000   Anheuser-Busch Companies,
                Inc. ......................       4,747,050
    504,500   Coca-Cola Enterprises,
                Inc.(a)....................       9,555,230
    546,600   ConAgra Foods, Inc. .........      12,992,682
    170,000   PepsiCo, Inc. ...............       8,277,300
    859,239   Tyson Foods, Inc. -- Class
                A..........................       9,924,210
                                             --------------
                                                 45,496,472
                                             --------------
              INSURANCE -- 5.47%
     88,800   Aetna, Inc. .................       2,929,512
    100,000   Allstate Corp. ..............       3,370,000
     70,000   American International Group,
                Inc. ......................       5,558,000
    239,400   Chubb Corp. .................      16,518,600
     35,000   CIGNA Corp. .................       3,242,750
    170,000   Lincoln National Corp. ......       8,256,900
     60,000   Marsh & McLennan Companies,
                Inc. ......................       6,447,000
    226,200   MBIA, Inc. ..................      12,131,106
    187,880   St. Paul Companies, Inc. ....       8,261,084
    270,300   Torchmark Corp. .............      10,630,899
    143,100   XL Capital, Ltd. -- Class
                A..........................      13,073,616
                                             --------------
                                                 90,419,467
                                             --------------
              MACHINERY -- 1.73%
    185,000   Caterpillar, Inc.(a).........       9,666,250
    200,000   Deere & Company..............       8,732,000
    245,000   Ingersoll-Rand Company(a)....      10,243,450
                                             --------------
                                                 28,641,700
                                             --------------
              MANUFACTURING -- 3.47%
    110,000   Eaton Corp. .................       8,185,100
    210,000   Honeywell International,
                Inc. ......................       7,102,200
    148,900   Minnesota Mining &
                Manufacturing Company......      17,601,469
    228,300   Owens-Illinois, Inc.(a)(c)...       2,280,717
    592,950   Smurfit-Stone Container
                Corp.(c)...................       9,469,411
    250,950   Sonoco Products Company......       6,670,251
    340,000   USX-US Steel Group...........       6,157,400
                                             --------------
                                                 57,466,548
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              MEDICAL EQUIPMENT AND SUPPLIES -- 1.13%
    160,000   Baxter International,
                Inc. ......................  $    8,580,800
    170,000   Johnson & Johnson............      10,047,000
                                             --------------
                                                 18,627,800
                                             --------------
              METALS AND MINING -- 0.46%
    215,000   Alcoa, Inc. .................       7,643,250
                                             --------------
              OIL, COAL AND GAS -- 11.74%
    138,100   Amerada Hess Corp. ..........       8,631,250
    125,000   Baker Hughes, Inc. ..........       4,558,750
     90,000   Burlington Resources,
                Inc. ......................       3,378,600
    450,393   ChevronTexaco Corp. .........      40,359,717
    437,300   Conoco, Inc. ................      12,375,590
    125,000   Diamond Offshore Drilling,
                Inc.(a)....................       3,800,000
  1,525,400   Exxon Mobil Corp. ...........      59,948,220
     70,000   Halliburton Company..........         917,000
     65,000   Kerr-McGee Corp.(a)..........       3,562,000
     60,000   Murphy Oil Corp. ............       5,042,400
    464,000   Occidental Petroleum
                Corp. .....................      12,309,920
    298,900   Phillips Petroleum
                Company(a).................      18,011,714
     80,000   Schlumberger, Ltd.(a)........       4,396,000
    130,000   Tidewater, Inc. .............       4,407,000
     46,700   Unocal Corp. ................       1,684,469
    282,000   Valero Energy Corp.(a).......      10,749,840
                                             --------------
                                                194,132,470
                                             --------------
              OIL AND GAS: PIPELINES -- 0.55%
    100,000   El Paso Corp. ...............       4,461,000
    180,000   Williams Companies, Inc. ....       4,593,600
                                             --------------
                                                  9,054,600
                                             --------------
              PAPER AND FOREST PRODUCTS -- 3.69%
    646,484   Georgia-Pacific Group(a).....      17,849,423
    322,100   International Paper
                Company....................      12,996,735
    260,000   Mead Corp.(a)................       8,031,400
    119,350   Temple-Inland, Inc. .........       6,770,725
    256,200   Westvaco Corp. ..............       7,288,890
    150,000   Weyerhaeuser Company.........       8,112,000
                                             --------------
                                                 61,049,173
                                             --------------
              PHARMACEUTICALS -- 4.28%
    135,000   Abbott Laboratories..........       7,526,250
    100,000   American Home Products
                Corp. .....................       6,136,000
    100,000   Bristol-Myers Squibb
                Company....................       5,100,000
     80,000   Eli Lilly & Company..........       6,283,200
     70,000   GlaxoSmithKline PLC (ADR)....       3,487,400

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                               DECEMBER 31, 2001

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              PHARMACEUTICALS (CONTINUED)
    146,100   Merck & Company, Inc. .......  $    8,590,680
    450,000   Pfizer, Inc. ................      17,932,500
    285,000   Pharmacia Corp. .............      12,155,250
    100,000   Schering-Plough Corp. .......       3,581,000
                                             --------------
                                                 70,792,280
                                             --------------
              REAL ESTATE INVESTMENT TRUST -- 0.40%
    230,000   Equity Residential Properties
                Trust......................       6,603,300
                                             --------------
              RETAIL -- 2.87%
    315,700   Federated Department Stores,
                Inc.(c)....................      12,912,130
    300,000   J.C. Penney Company,
                Inc.(a)....................       8,070,000
    346,500   May Department Stores
                Company....................      12,813,570
    128,800   Sears, Roebuck &
                Company(a).................       6,136,032
    190,900   TJX Companies, Inc. .........       7,609,274
                                             --------------
                                                 47,541,006
                                             --------------
              RETAIL: RESTAURANT -- 0.49%
    276,700   Wendy's International,
                Inc. ......................       8,071,339
                                             --------------
              RETAIL: SUPERMARKET -- 0.48%
    355,700   SUPERVALU, Inc. .............       7,868,084
                                             --------------
              RUBBER PRODUCTS -- 0.71%
    193,100   Cooper Tire & Rubber
                Company....................       3,081,876
    360,900   Goodyear Tire & Rubber
                Company....................       8,593,029
                                             --------------
                                                 11,674,905
                                             --------------
              TELECOMMUNICATIONS EQUIPMENT
                AND SERVICES -- 6.12%
    179,800   AT & T Corp. ................       3,261,572
    243,100   BellSouth Corp. .............       9,274,265
    650,500   SBC Communications, Inc. ....      25,480,085
    280,000   Sprint Corp. (FON Group).....       5,622,400
    526,650   Tellabs, Inc.(c).............       7,878,684
    670,652   Verizon Communications,
                Inc. ......................      31,829,144
  1,270,075   WorldCom, Inc. -- WorldCom
                Group(c)...................      17,882,656
                                             --------------
                                                101,228,806
                                             --------------
              TRANSPORTATION -- 3.61%
    366,500   Burlington Northern Santa Fe
                Corp. .....................      10,456,245
    160,000   Canadian National Railway
                Company(a).................       7,724,800
    287,100   CSX Corp. ...................      10,062,855

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              TRANSPORTATION (CONTINUED)
    609,900   Norfolk Southern Corp. ......  $   11,179,467
    354,400   Union Pacific Corp. .........      20,200,800
                                             --------------
                                                 59,624,167
                                             --------------
              UTILITIES: ELECTRIC -- 5.42%
    225,900   Allegheny Energy, Inc. ......       8,182,098
    236,300   Ameren Corp. ................       9,995,490
    280,580   American Electric Power
                Company, Inc.(a)...........      12,213,647
    325,700   Cinergy Corp. ...............      10,888,151
    296,200   Consolidated Edison, Inc. ...      11,954,632
    110,000   Dominion Resources, Inc. ....       6,611,000
    165,000   Duke Energy Corp. ...........       6,477,900
    140,000   Entergy Corp. ...............       5,475,400
    305,800   Wisconsin Energy Corp. ......       6,898,848
    393,425   Xcel Energy, Inc. ...........      10,913,610
                                             --------------
                                                 89,610,776
                                             --------------
              UTILITIES: NATURAL GAS -- 0.42%
    200,000   KeySpan Corp. ...............       6,930,000
                                             --------------
              TOTAL COMMON STOCK (Cost
              $1,445,799,267)..............   1,583,049,512
                                             --------------
              REGULATED INVESTMENT COMPANY -- 0.18%
  3,040,045   Merrimac Cash Fund -- Premium
                Class(b)
                (Cost $3,040,045)..........       3,040,045
                                             --------------
 PRINCIPAL
 ---------
              COMMERCIAL PAPER -- 2.48%
$   193,000   Abbott Laboratories, 1.78%,
                01/11/02...................         192,904
  6,200,000   DaimlerChrysler NA, 2.75%,
                01/07/02...................       6,197,158
  9,000,000   DaimlerChrysler NA, 2.55%,
                01/24/02...................       8,985,337
  6,105,000   Delphi Auto Systems Corp.,
                2.85%, 01/11/02............       6,100,167
    580,000   Dominion Resources, Inc.,
                2.65%, 01/16/02............         579,360
  9,300,000   Progress Energy, Inc., 3.00%,
                01/04/02...................       9,297,675
  5,947,000   Sprint Corp., 2.72%,
                01/14/02...................       5,941,159
  3,680,000   Verizon Global Funding Corp.,
                1.85%, 01/02/02............       3,679,811
                                             --------------
              TOTAL COMMERCIAL PAPER
              (Cost $40,973,571)...........      40,973,571
                                             --------------

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                               DECEMBER 31, 2001

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              TIME DEPOSITS -- 2.39%
$ 3,454,597   American Express Centurion
                Bank, 1.89%, 01/22/02(b)...  $    3,454,597
 15,891,146   Bank of Nova Scotia, 2.04%,
                02/15/02(b)................      15,891,146
  5,791,033   Bayerische HypoVereinsbank,
                1.92%, 02/05/02(b).........       5,791,033
  2,072,758   Bayerische HypoVereinsbank,
                1.81%, 03/18/02(b).........       2,072,758
  3,454,597   BNP Paribas, 1.84%,
                01/09/02(b)................       3,454,597
  4,145,516   Credit Agricole Indosuez,
                1.70%, 01/07/02(b).........       4,145,516
  3,996,436   Fleet National Bank, 1.95%,
                01/02/02(b)................       3,996,436
    690,919   Royal Bank of Canada, 1.69%,
                01/07/02(b)................         690,919
                                             --------------
              TOTAL TIME DEPOSITS
              (Cost $39,497,002)...........      39,497,002
                                             --------------
              SHORT TERM CORPORATE NOTES -- 2.72%
 16,272,985   Credit Suisse First Boston
                Corp., Floating Rate,
                1.98%(+), 05/07/02(b)......      16,272,985
  1,122,758   Goldman Sachs Group, Inc.,
                Floating Rate, 1.54%(+),
                02/05/02(b)................       1,122,758
  2,763,678   Merrill Lynch & Company,
                Floating Rate, 1.64%(+),
                11/26/02(b)................       2,763,678
 10,363,791   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                1.93%(+), 01/03/02(b)......      10,363,791
  2,072,758   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                1.61%(+), 05/09/02(b)......       2,072,758
 12,318,388   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                1.93%(+), 06/28/02(b)......      12,318,388
                                             --------------
              TOTAL SHORT TERM CORPORATE
              NOTES
              (Cost $44,914,358)...........      44,914,358
                                             --------------
              TOTAL SECURITIES
              (Cost $1,574,224,243)........   1,711,474,488
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE
                AGREEMENTS -- 2.55%
$10,000,000   With Morgan Stanley Dean
                Witter & Company, dated
                12/31/01, 1.98%, due
                01/02/02, repurchase
                proceeds at maturity
                $10,001,100,
                (Collateralized by Norsk
                Hydro, 7.15%, due 01/15/29,
                with a value of $2,455,049,
                H.J. Heinz Company, 6.625%,
                due 07/15/11, with a value
                of $1,438,893, Equitable
                Life Assurance Company,
                6.95%, due 12/01/05, with a
                value of $2,433,263,
                Bankers Trust Corp.,
                7.125%, due 03/15/06, with
                a value of $2,587,376, and
                Bank of America Corp.,
                7.80%, due 02/15/10, with a
                value of $2,371,513)(b)....  $   10,000,000
 32,253,357   With Investors Bank & Trust,
                dated 12/31/01, 1.40%, due
                01/02/02, repurchase
                proceeds at maturity
                $32,255,865 (Collateralized
                by Freddie Mac, 2.61%, due
                04/15/28, with a value of
                $25,029,000 and Fannie Mae,
                7.625%, due 05/01/10, with
                a value of $8,837,025).....      32,253,357
                                             --------------
              TOTAL REPURCHASE AGREEMENTS
              (Cost $42,253,357)...........      42,253,357
                                             --------------
              Total Investments -- 106.05%
              (Cost $1,616,477,600)........   1,753,727,845
              Liabilities less other
                assets -- (6.05)%..........    (100,025,799)
                                             --------------
              NET ASSETS -- 100.00%........  $1,653,702,046
                                             ==============


The aggregate cost of securities for federal income tax
purposes at December 31, 2001 is $1,588,544,599.
The following amount is based on cost for federal income
tax purposes:
    Gross unrealized appreciation..........  $177,967,008
    Gross unrealized depreciation..........   (55,037,119)
                                             ------------
    Net unrealized appreciation............  $122,929,889
                                             ============

(a)    All or part of this security is on loan.
(b)    Collateral for securities on loan.
(c)    Non-income producing security.
(+) Variable rate security. Interest rate based on Federal Funds Rate. The rate shown was in effect at December 31, 2001.
(ADR)  American Depository Receipts

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2001

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK -- 99.52%
              ADVERTISING -- 0.10%
     16,600   Interpublic Group of
                Companies, Inc. ...........  $      490,364
      4,850   Omnicom Group, Inc. .........         433,347
                                             --------------
                                                    923,711
                                             --------------
              AEROSPACE -- 1.68%
     39,850   Boeing Company...............       1,545,383
      9,450   General Dynamics Corp. ......         752,598
      4,100   Goodrich Corp. ..............         109,142
     19,900   Lockheed Martin Corp. .......         928,733
      3,700   Northrop Grumman Corp.(a)....         372,997
     15,700   Raytheon Company(a)..........         509,779
    186,900   United Technologies Corp. ...      12,079,347
                                             --------------
                                                 16,297,979
                                             --------------
              AGRICULTURAL EQUIPMENT -- 0.05%
     10,600   Deere & Company..............         462,796
                                             --------------
              AIRLINES -- 0.63%
    228,900   AMR Corp.(c).................       5,074,713
     11,950   Delta Air Lines, Inc. .......         349,657
     35,900   Southwest Airlines Company,
                Inc. ......................         663,432
                                             --------------
                                                  6,087,802
                                             --------------
              APPAREL -- 0.03%
      2,800   Liz Claiborne, Inc. .........         139,300
      4,550   V. F. Corp. .................         177,495
                                             --------------
                                                    316,795
                                             --------------
              AUTOMOTIVE EQUIPMENT -- 0.22%
      8,500   AutoZone, Inc.(a)(c).........         610,300
      4,900   Dana Corp. ..................          68,012
     27,400   Delphi Automotive Systems
                Corp. .....................         374,284
      7,500   Genuine Parts Company........         275,250
      3,700   Johnson Controls, Inc. ......         298,775
     12,450   TRW, Inc. ...................         461,148
      3,650   Visteon Corp. ...............          54,896
                                             --------------
                                                  2,142,665
                                             --------------
              BANKS -- 5.67%
     17,600   AmSouth Bancorp..............         332,640
    267,591   Bank of America Corp. .......      16,844,853
     33,100   Bank of New York Company,
                Inc. ......................       1,350,480
     52,700   Bank One Corp. ..............       2,057,935
     21,350   BB&T Corp. ..................         770,949
     16,170   Charter One Financial,
                Inc. ......................         439,016

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              BANKS (CONTINUED)
      8,200   Comerica, Inc. ..............  $      469,860
     26,300   Fifth Third Bancorp..........       1,612,979
    178,578   FleetBoston Financial
                Corp. .....................       6,518,097
      7,750   Golden West Financial
                Corp. .....................         456,088
     10,700   Huntington Bancshares,
                Inc. ......................         183,933
     94,750   J.P. Morgan Chase &
                Company....................       3,444,163
     18,700   KeyCorp. ....................         455,158
     21,400   Mellon Financial Corp. ......         805,068
     28,400   National City Corp. .........         830,416
     10,300   Northern Trust Corp. ........         620,266
     69,300   PNC Financial Services
                Group......................       3,894,660
     10,800   Regions Financial Corp. .....         324,432
     23,750   SouthTrust Corp. ............         585,912
     14,800   State Street Corp. ..........         773,300
     13,600   SunTrust Banks, Inc. ........         852,720
     13,100   Synovus Financial Corp. .....         328,155
     11,200   Union Planters Corp. ........         505,456
     83,700   U.S. Bancorp.................       1,751,841
     64,850   Wachovia Corp. ..............       2,033,696
     40,450   Washington Mutual, Inc. .....       1,322,715
    118,950   Wells Fargo & Company........       5,168,378
      4,200   Zions Bancorporation.........         220,836
                                             --------------
                                                 54,954,002
                                             --------------
              BROADCAST SERVICES/MEDIA -- 4.56%
    748,974   AOL Time Warner, Inc.(c).....      24,042,065
     43,300   Comcast Corp. -- Class
                A(c).......................       1,558,800
     11,900   Gannett Company, Inc. .......         800,037
      8,700   McGraw-Hill Companies,
                Inc. ......................         530,526
      2,800   Meredith Corp. ..............          99,820
     10,550   Univision Communications,
                Inc. -- Class A(c).........         426,853
    332,800   Viacom, Inc. -- Class
                B(a)(c)....................      14,693,120
     97,550   Walt Disney Company..........       2,021,236
                                             --------------
                                                 44,172,457
                                             --------------
              BUILDING MATERIALS -- 0.08%
     21,700   Masco Corp. .................         531,650
      4,100   Vulcan Materials Company.....         196,554
                                             --------------
                                                    728,204
                                             --------------
              BUSINESS SERVICES -- 0.31%
      8,000   Convergys Corp.(c)...........         299,920
      6,300   Ecolab, Inc. ................         253,575
     17,700   First Data Corp. ............       1,388,565
     14,850   Fiserv, Inc.(c)..............         628,452

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 2001

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              BUSINESS SERVICES (CONTINUED)
      4,800   Robert Half International,
                Inc.(c)....................  $      128,160
      7,300   TMP Worldwide, Inc.(a).......         313,170
                                             --------------
                                                  3,011,842
                                             --------------
              CHEMICALS -- 1.73%
     10,900   Air Products and Chemicals,
                Inc. ......................         511,319
      4,200   Ashland, Inc. ...............         193,536
     21,500   Dow Chemical Company.........         726,270
      3,500   Eastman Chemical Company.....         136,570
    231,100   E. I. du Pont de Nemours and
                Company....................       9,824,061
      5,900   Engelhard Corp. .............         163,312
      3,500   International Flavors &
                Fragrances, Inc. ..........         103,985
     84,400   PPG Industries, Inc. ........       4,365,168
      7,700   Praxair, Inc. ...............         425,425
     10,200   Rohm and Haas Company........         353,226
                                             --------------
                                                 16,802,872
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 4.21%
     12,500   Apple Computer, Inc.(c)......         273,750
      4,900   Avery Dennison Corp. ........         276,997
    982,719   Compaq Computer Corp. .......       9,591,337
    230,450   Dell Computer Corp.(c).......       6,263,631
    102,950   EMC Corp.(c).................       1,383,648
    953,985   Gateway, Inc.(c).............       7,670,039
     89,650   Hewlett-Packard Company......       1,841,411
     80,300   International Business
                Machines Corp. ............       9,713,088
      4,100   Lexmark International,
                Inc.(c)....................         241,900
     27,350   Network Appliance, Inc.(c)...         598,145
     11,100   Pitney Bowes, Inc. ..........         417,471
    150,350   Sun Microsystems, Inc.(c)....       1,849,305
     63,800   Xerox Corp.(a)...............         664,796
                                             --------------
                                                 40,785,518
                                             --------------
              COMPUTER SOFTWARE AND SERVICES -- 7.58%
      5,500   Autodesk, Inc. ..............         204,985
     28,200   Automatic Data Processing,
                Inc. ......................       1,660,980
     10,900   BMC Software, Inc.(c)........         178,433
    781,651   Cisco Systems, Inc.(c).......      14,155,700
      7,900   Citrix Systems, Inc.(a)(c)...         179,014
     52,000   Computer Associates
                International, Inc. .......       1,793,480
      7,200   Computer Sciences Corp.(c)...         352,656

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES (CONTINUED)
     36,700   Compuware Corp.(c)...........  $      432,693
     20,600   Electronic Data Systems
                Corp. .....................       1,412,130
      6,400   Intuit, Inc.(c)..............         273,664
      3,350   Mercury Interactive
                Corp.(c)...................         113,833
    512,200   Microsoft Corp.(c)...........      33,933,250
      3,800   NCR Corp.(c).................         140,068
     78,750   Nortel Networks Corp.(a).....         590,625
      6,250   NVIDIA Corp.(c)..............         418,125
    257,450   Oracle Corp.(c)..............       3,555,385
     10,900   Parametric Technology
                Corp.(c)...................          85,129
     13,200   PeopleSoft, Inc.(c)..........         530,640
     21,100   Siebel Systems, Inc.(c)......         590,378
     15,000   Unisys Corp.(c)..............         188,100
    282,757   Veritas Software
                Corp.(a)(c)................      12,675,996
                                             --------------
                                                 73,465,264
                                             --------------
              CONSUMER GOODS AND SERVICES -- 9.65%
      2,300   Alberto-Culver Company --
                Class B(a).................         102,902
      4,600   American Greetings Corp. --
                Class A(a).................          63,388
     10,700   Avon Products, Inc. .........         497,550
     16,100   Brunswick Corp. .............         350,336
    917,640   Cendant Corp.(a)(c)..........      17,994,920
      6,550   Cintas Corp.(a)..............         314,400
    358,150   Clorox Company...............      14,164,832
     25,600   Colgate-Palmolive Company....       1,478,400
     14,000   Eastman Kodak Company(a).....         412,020
      6,700   Fortune Brands, Inc. ........         265,253
    702,950   General Electric Company.....      28,174,236
    480,100   Gillette Company.............      16,035,340
     24,450   Kimberly-Clark Corp. ........       1,462,110
      8,400   Leggett & Platt, Inc. .......         193,200
     10,750   Maytag Corp. ................         333,572
     13,500   Newell Rubbermaid, Inc. .....         372,195
      8,050   Pactiv Corp.(c)..............         142,887
    110,050   Procter & Gamble Company.....       8,708,257
      9,900   Sabre Holdings Corp.(c)......         419,265
      7,300   Sherwin-Williams Company.....         200,750
     26,000   Unilever N.V. (ADR)..........       1,497,860
      4,500   Whirlpool Corp. .............         329,985
                                             --------------
                                                 93,513,658
                                             --------------
              DISTRIBUTOR -- 0.02%
      4,700   W.W. Grainger, Inc. .........         225,600
                                             --------------

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 2001

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              ELECTRONICS -- 1.86%
     28,350   Agilent Technologies,
                Inc.(c)....................  $      808,258
    158,400   Emerson Electric Company.....       9,044,640
      7,900   Molex, Inc. .................         244,505
      9,300   Rockwell Collins, Inc. ......         181,350
     15,700   Sanmina -- SCI Corp.(c)......         312,430
    650,800   Solectron Corp.(a)(c)........       7,341,024
      4,300   Tektronix, Inc.(c)...........         110,854
                                             --------------
                                                 18,043,061
                                             --------------
              ENGINEERING -- 0.02%
      3,800   Flour Corp. .................         142,120
      4,500   McDermott International,
                Inc.(c)....................          55,215
                                             --------------
                                                    197,335
                                             --------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 0.08%
     15,900   Allied Waste Industries,
                Inc.(c)....................         223,554
     16,000   Waste Management, Inc. ......         510,560
                                             --------------
                                                    734,114
                                             --------------
              FINANCIAL SERVICES -- 5.06%
     58,500   American Express Company.....       2,087,865
      7,600   Bear Stearns Companies,
                Inc. ......................         445,664
     12,750   Capital One Financial
                Corp. .....................         687,862
    340,950   Citigroup, Inc. .............      17,211,156
     22,800   Concord EFS, Inc.(a)(c)......         747,384
      6,400   Deluxe Corp. ................         266,112
      6,400   Equifax, Inc. ...............         154,560
     84,700   Fannie Mae...................       6,733,650
     12,600   Franklin Resources, Inc. ....         444,402
    156,469   Freddie Mac..................      10,233,073
      8,000   H & R Block, Inc. ...........         357,600
     31,650   Household International,
                Inc. ......................       1,833,801
     11,250   Lehman Brothers Holding,
                Inc. ......................         751,500
     37,900   MBNA Corp. ..................       1,334,080
     57,900   Merrill Lynch & Company,
                Inc.(a)....................       3,017,748
     12,300   Moody's Corp. ...............         490,278
     62,550   Schwab (Charles) Corp. ......         967,649
     10,200   Stilwell Financial, Inc. ....         277,644
     10,700   T. Rowe Price Group, Inc. ...         371,611
      7,250   USA Education, Inc. .........         609,145
                                             --------------
                                                 49,022,784
                                             --------------
              FOOD AND BEVERAGE -- 6.11%
      2,000   Adolph Coors Company -- Class
                B..........................         106,800
     19,350   Albertson's, Inc. ...........         609,332

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
     41,700   Anheuser-Busch Companies,
                Inc. ......................  $    1,885,257
     39,655   Archer-Daniels-Midland
                Company....................         569,049
      3,000   Brown-Forman Corp. -- Class
                B..........................         187,800
     19,350   Campbell Soup Company........         577,985
    536,000   Coca-Cola Company............      25,272,400
     17,100   Coca-Cola Enterprises,
                Inc. ......................         323,874
     25,400   ConAgra Foods, Inc. .........         603,758
     13,550   General Mills, Inc. .........         704,736
      6,600   Hershey Foods Corp. .........         446,820
      9,000   H.J. Heinz Company...........         370,080
     37,250   Kellogg Company..............       1,121,225
     13,600   Pepsi Bottling Group,
                Inc. ......................         319,600
     81,200   PepsiCo, Inc. ...............       3,953,628
    307,900   Philip Morris Companies,
                Inc. ......................      14,117,215
     35,800   Sara Lee Corp. ..............         795,834
     31,300   SYSCO Corp. .................         820,686
     13,300   UST, Inc. ...................         465,500
    114,900   Wm. Wrigley Jr. Company......       5,902,413
                                             --------------
                                                 59,153,992
                                             --------------
              INSURANCE -- 5.08%
        200   Aetna, Inc. .................           6,598
    459,800   AFLAC, Inc. .................      11,292,688
     34,300   Allstate Corp. ..............       1,155,910
      8,600   Ambac Financial Group,
                Inc. ......................         497,596
    309,885   American International Group,
                Inc. ......................      24,604,869
     11,300   Aon Corp. ...................         401,376
      7,900   Chubb Corp. .................         545,100
      7,200   CIGNA Corp. .................         667,080
     12,900   Cincinnati Financial
                Corp. .....................         492,135
      6,200   Hartford Financial Services
                Group, Inc. ...............         389,546
      7,400   Jefferson-Pilot Corp. .......         342,398
     23,450   John Hancock Financial
                Services, Inc. ............         968,485
     12,800   Lincoln National Corp. ......         621,696
     13,050   Loews Corp. .................         722,709
     12,800   Marsh & McLennan Companies,
                Inc. ......................       1,375,360
     11,700   MBIA, Inc. ..................         627,471

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 2001

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              INSURANCE (CONTINUED)
     48,450   MetLife, Inc.(a).............  $    1,534,896
      2,850   MGIC Investment Corp. .......         175,902
      6,800   Progressive Corp. ...........       1,015,240
      6,400   SAFECO Corp. ................         199,360
     10,100   St. Paul Companies, Inc. ....         444,097
      5,650   Torchmark Corp. .............         222,214
     11,600   UnumProvident Corp. .........         307,516
      6,400   XL Capital, Ltd. -- Class
                A..........................         584,704
                                             --------------
                                                 49,194,946
                                             --------------
              INTERNET SERVICES -- 0.05%
     27,300   Yahoo!, Inc.(a)(c)...........         484,302
                                             --------------
              LEISURE AND RECREATION -- 0.26%
     51,450   Carnival Corp.(a)............       1,444,716
      5,200   Harrah's Entertainment,
                Inc.(c)....................         192,452
     16,600   Hilton Hotels Corp. .........         181,272
     11,400   Marriott International,
                Inc. -- Class A............         463,410
      8,500   Starwood Hotels & Resorts
                Worldwide, Inc. ...........         253,725
                                             --------------
                                                  2,535,575
                                             --------------
              MACHINERY AND OTHER PRODUCTS -- 0.10%
      8,200   Caterpillar, Inc. ...........         428,450
      5,950   Dover Corp. .................         220,567
      6,900   Ingersoll-Rand Company.......         288,489
                                             --------------
                                                    937,506
                                             --------------
              MANUFACTURING -- 2.48%
      1,450   Ball Corp. ..................         102,515
      2,300   Bemis Company, Inc. .........         113,114
      7,050   Cooper Industries, Inc. .....         246,186
      3,300   Crane Company................          84,612
      6,200   Danaher Corp.(a).............         373,922
      5,600   Eaton Corp. .................         416,696
     20,300   Honeywell International,
                Inc. ......................         686,546
    202,400   Illinois Tool Works, Inc. ...      13,706,528
      3,950   ITT Industries, Inc. ........         199,475
     18,600   Minnesota Mining and
                Manufacturing Company......       2,198,706
      5,600   Parker-Hannifin Corp. .......         257,096
      4,400   Sealed Air Corp.(a)(c).......         179,608
      6,300   Textron, Inc. ...............         261,198
     88,650   Tyco International, Ltd. ....       5,221,485
                                             --------------
                                                 24,047,687
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              MEDICAL AND OTHER HEALTH SERVICES -- 0.68%
     25,000   HCA, Inc. ...................  $      963,500
     12,200   Health Management Associates,
                Inc. -- Class A(a)(c)......         224,480
     30,500   HEALTHSOUTH Corp.(c).........         452,010
      4,900   Humana, Inc.(c)..............          57,771
     37,200   Immunex Corp.(c).............       1,030,812
      9,400   Manor Care, Inc.(c)..........         222,874
     12,300   McKesson HBOC, Inc. .........         460,020
     15,150   Tenet Healthcare Corp.(c)....         889,608
     27,650   UnitedHealth Group, Inc. ....       1,956,790
      2,850   Wellpoint Health Networks,
                Inc.(c)....................         333,023
                                             --------------
                                                  6,590,888
                                             --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 4.79%
      5,050   Bausch & Lomb, Inc. .........         190,183
     14,800   Baxter International,
                Inc. ......................         793,724
     11,500   Becton, Dickinson &
                Company....................         381,225
     19,150   Biomet, Inc. ................         591,735
     11,900   Boston Scientific Corp.(c)...         287,028
      8,100   Chiron Corp.(c)..............         355,104
      2,500   C.R. Bard, Inc. .............         161,250
      9,600   Genzyme Corp.(c).............         574,656
    213,500   Guidant Corp.(c).............      10,632,300
    139,000   Johnson & Johnson............       8,214,900
    448,057   Medtronic, Inc.(a)...........      22,944,999
      6,750   St. Jude Medical, Inc.(c)....         524,137
      9,000   Stryker Corp. ...............         525,330
      8,760   Zimmer Holdings, Inc.(c).....         267,530
                                             --------------
                                                 46,444,101
                                             --------------
              METALS AND MINING -- 0.52%
     14,150   Alcan, Inc. .................         508,409
     87,350   Alcoa, Inc. .................       3,105,292
      2,600   Allegheny Technologies,
                Inc. ......................          43,550
     26,531   Barrick Gold Corp.(a)........         423,169
     15,500   Freeport-McMoRan Copper &
                Gold, Inc. -- Class
                B(a)(c)....................         207,545
      8,800   Inco, Ltd.(c)................         149,072
      8,550   Newmont Mining Corp.(a)......         163,391
      4,300   Nucor Corp. .................         227,728
     14,600   Placer Dome, Inc. ...........         159,286
      5,600   Worthington Industries,
                Inc. ......................          79,520
                                             --------------
                                                  5,066,962
                                             --------------

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 2001

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              MOTOR VEHICLES -- 0.38%
     86,300   Ford Motor Company...........  $    1,356,636
     25,450   General Motors Corp. ........       1,236,870
     14,000   Harley-Davidson, Inc.(a).....         760,340
      3,100   Navistar International
                Corp. .....................         122,450
      3,400   PACCAR, Inc. ................         223,108
                                             --------------
                                                  3,699,404
                                             --------------
              OIL, COAL AND GAS -- 6.14%
      4,150   Amerada Hess Corp. ..........         259,375
     11,500   Anadarko Petroleum Corp. ....         653,775
     15,100   Baker Hughes, Inc. ..........         550,697
     10,200   Burlington Resources,
                Inc. ......................         382,908
     49,196   ChevronTexaco Corp. .........       4,408,454
    735,817   Conoco, Inc. ................      20,823,621
      5,500   Devon Energy Corp. ..........         212,575
      2,700   EOG Resources, Inc.(a).......         105,597
    633,550   Exxon Mobil Corp. ...........      24,898,515
      5,450   Noble Drilling Corp.(c)......         185,518
     17,300   Occidental Petroleum
                Corp. .....................         458,969
     25,790   Phillips Petroleum Company...       1,554,105
      4,900   Rowan Companies, Inc.(c).....          94,913
     57,900   Royal Dutch Petroleum
                Company....................       2,838,258
      8,700   Sunoco, Inc. ................         324,858
     14,900   Transocean Sedco Forex,
                Inc. ......................         503,918
     10,800   Unocal Corp. ................         389,556
     26,900   USX-Marathon Group...........         807,000
                                             --------------
                                                 59,452,612
                                             --------------
              OIL AND GAS: PIPELINES -- 0.13%
     12,950   El Paso Corp. ...............         577,699
      5,600   Kinder Morgan, Inc. .........         311,864
     12,700   Williams Companies, Inc. ....         324,104
                                             --------------
                                                  1,213,667
                                             --------------
              PAPER AND FOREST PRODUCTS -- 0.24%
      2,800   Boise Cascade Corp. .........          95,228
      9,700   Georgia-Pacific Corp.(a).....         267,817
     22,350   International Paper
                Company....................         901,822
      5,200   Mead Corp. ..................         160,628
      2,500   Temple-Inland, Inc. .........         141,825
      9,400   Weyerhaeuser Company.........         508,352
      5,000   Willamette Industries,
                Inc. ......................         260,600
                                             --------------
                                                  2,336,272
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              PHARMACEUTICALS -- 7.86%
     69,300   Abbott Laboratories..........  $    3,863,475
      5,800   Allergan, Inc.(a)............         435,290
      5,100   AmerisourceBergen Corp. .....         324,105
     11,550   Cardinal Health, Inc. .......         746,823
    219,100   Eli Lilly & Company..........      17,208,114
      8,200   Forest Laboratories,
                Inc.(c)....................         671,990
      9,900   King Pharmaceuticals,
                Inc.(c)....................         417,087
     57,450   Merck & Company, Inc. .......       3,378,060
    836,653   Pfizer, Inc. ................      33,340,622
    369,801   Pharmacia Corp. .............      15,772,013
                                             --------------
                                                 76,157,579
                                             --------------
              PUBLISHING -- 0.12%
      2,800   Dow Jones & Company,
                Inc.(a)....................         153,244
      7,400   New York Times Company --
                Class A....................         320,050
      4,950   R.R. Donnelley and Sons
                Company....................         146,966
     13,400   Tribune Company..............         501,562
                                             --------------
                                                  1,121,822
                                             --------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.10%
     20,000   Equity Office Properties
                Trust......................         601,600
     11,900   Equity Residential Properties
                Trust......................         341,649
                                             --------------
                                                    943,249
                                             --------------
              REGULATED INVESTMENT COMPANY -- 0.72%
     60,600   Standard & Poor's Depository
                Receipts Trust Series 1....       6,922,338
                                             --------------
              RESEARCH AND DEVELOPMENT -- 0.87%
     49,600   Amgen, Inc.(c)...............       2,799,424
      6,400   Biogen, Inc.(c)..............         367,040
     72,607   Gilead Sciences,
                Inc.(a)(c).................       4,771,732
      9,300   MedImmune, Inc.(c)...........         431,055
      5,300   Quintiles Transnational
                Corp.(c)...................          85,224
                                             --------------
                                                  8,454,475
                                             --------------
              RETAIL -- 3.95%
     14,100   Bed Bath & Beyond, Inc.(c)...         477,990
     17,950   Best Buy Company, Inc.(c)....       1,336,916
     15,950   Circuit City
                Stores -- Circuit City
                Group(a)...................         413,902
     20,700   Costco Wholesale Corp.(c)....         918,666
      6,800   Dillard's, Inc. -- Class A...         108,800
      7,950   Family Dollar Stores.........         238,341

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 2001

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              RETAIL (CONTINUED)
      8,900   Federated Department Stores,
                Inc.(c)....................  $      364,010
    203,700   Home Depot, Inc. ............      10,390,737
     23,750   J.C. Penney Company,
                Inc.(a)....................         638,875
     15,800   Kohl's Corp.(c)..............       1,112,952
     67,150   Lowe's Companies, Inc. ......       3,116,431
     13,250   May Department Stores
                Company....................         489,985
     12,900   Nike, Inc. -- Class B........         725,496
     30,800   Office Depot, Inc.(c)........         571,032
     14,900   RadioShack Corp. ............         448,490
      3,200   Reebok International
                Ltd.(a)(c).................          84,800
     12,800   Safeway, Inc.(c).............         534,400
     15,350   Sears, Roebuck &
                Company(a).................         731,274
     20,300   Staples, Inc.(c).............         379,610
     22,000   Target Corp. ................         903,100
     39,500   The Gap, Inc. ...............         550,630
     20,700   The Limited, Inc. ...........         304,704
      6,650   Tiffany & Company............         209,275
     13,300   TJX Companies, Inc. .........         530,138
     25,950   Walgreen Company.............         873,477
    205,700   Wal-Mart Stores, Inc. .......      11,838,035
                                             --------------
                                                 38,292,066
                                             --------------
              RETAIL: RESTAURANTS -- 2.07%
      5,000   Darden Restaurants, Inc. ....         177,000
    720,333   McDonald's Corp. ............      19,067,215
     18,800   Starbucks Corp.(c)...........         358,140
      6,500   Tricon Global Restaurants,
                Inc.(c)....................         319,800
      5,500   Wendy's International,
                Inc. ......................         160,435
                                             --------------
                                                 20,082,590
                                             --------------
              RETAIL: SUPERMARKET -- 0.03%
     12,000   SUPERVALU, Inc. .............         265,440
                                             --------------
              RUBBER PRODUCTS -- 0.05%
     18,300   Cooper Tire & Rubber
                Company....................         292,068
      7,300   Goodyear Tire & Rubber
                Company....................         173,813
                                             --------------
                                                    465,881
                                             --------------
              SCIENTIFIC INSTRUMENTS -- 0.06%
     10,300   Applied Biosystems Group --
                Applera Corp. .............         404,481
      8,800   Thermo Electron Corp. .......         209,968
                                             --------------
                                                    614,449
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              SEMICONDUCTORS -- 4.17%
     14,450   Advanced Micro Devices,
                Inc.(c)....................  $      229,177
     11,050   Altera Corp.(c)..............         234,481
     16,900   Analog Devices, Inc.(c)......         750,191
     11,950   Broadcom Corp. -- Class
                A(c).......................         488,397
    656,375   Intel Corp. .................      20,642,994
      6,700   KLA-Tencor Corp.(a)(c).......         332,052
     27,900   Linear Technology Corp.(c)...       1,089,216
     10,300   LSI Logic Corp.(a)(c)........         162,534
     26,400   Maxim Integrated Products,
                Inc.(c)....................       1,386,264
     12,650   National Semiconductor
                Corp.(c)...................         389,494
     12,750   PMC-Sierra, Inc.(a)(c).......         271,065
      3,900   QLogic Corp.(a)(c)...........         173,589
      8,900   Teradyne, Inc.(c)............         268,246
    253,500   Texas Instruments, Inc. .....       7,098,000
    175,550   Xilinx, Inc.(c)..............       6,855,228
                                             --------------
                                                 40,370,928
                                             --------------
              TELECOMMUNICATIONS EQUIPMENT &
              SERVICES -- 6.67%
     26,150   ALLTEL Corp. ................       1,614,239
      5,000   Andrew Corp.(c)..............         109,450
    237,950   AT&T Corp. ..................       4,316,413
    899,250   AT&T Wireless Services,
                Inc.(a)(c).................      12,922,223
     85,550   BellSouth Corp. .............       3,263,732
      6,400   CenturyTel, Inc. ............         209,920
      7,700   Comverse Technology,
                Inc.(c)....................         172,249
     40,600   Corning, Inc.(a).............         362,152
     62,000   JDS Uniphase Corp.(c)........         541,260
     86,300   Lucent Technologies,
                Inc.(a)....................         542,827
    359,000   Motorola, Inc. ..............       5,392,180
     19,350   QUALCOMM, Inc.(c)............         977,175
    482,950   SBC Communications, Inc. ....      18,917,152
      8,100   Scientific-Atlanta, Inc. ....         193,914
    551,300   Sprint Corp. (FON Group).....      11,070,104
     24,200   Sprint Corp. (PCS
                Group)(a)(c)...............         590,722
     11,900   Tellabs, Inc.(c).............         178,024
     68,450   Verizon Communications,
                Inc. ......................       3,248,637
                                             --------------
                                                 64,622,373
                                             --------------

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 2001

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              TOOLS -- 0.04%
      3,500   Black & Decker Corp. ........  $      132,055
      1,800   Snap-on, Inc. ...............          60,588
      3,650   Stanley Works................         169,981
                                             --------------
                                                    362,624
                                             --------------
              TOYS -- 0.05%
     11,300   Hasbro, Inc. ................         183,399
     18,900   Mattel, Inc. ................         325,080
                                             --------------
                                                    508,479
                                             --------------
              TRANSPORTATION -- 0.20%
     18,400   Burlington Northern Santa Fe
                Corp. .....................         524,952
      9,700   CSX Corp. ...................         339,985
     19,200   Norfolk Southern Corp. ......         351,936
     12,000   Union Pacific Corp.(a).......         684,000
                                             --------------
                                                  1,900,873
                                             --------------
              TRANSPORTATION: FREIGHT -- 0.57%
     14,500   FedEx Corp.(c)...............         752,260
     87,800   United Parcel Service,
                Inc. -- Class B............       4,785,100
                                             --------------
                                                  5,537,360
                                             --------------
              UTILITIES -- 1.49%
      9,400   Allegheny Energy, Inc. ......         340,468
      6,850   Ameren Corp. ................         289,755
     14,900   American Electric Power
                Company, Inc. .............         648,597
      7,400   Cinergy Corp. ...............         247,382
      9,100   CMS Energy Corp. ............         218,673
     10,250   Consolidated Edison, Inc. ...         413,690
     16,300   Constellation Energy Group,
                Inc. ......................         432,765
      7,850   DTE Energy Company. .........         329,229
     16,300   Dominion Resources, Inc. ....         979,630
     35,850   Duke Energy Corp. ...........       1,407,471
     13,200   Entergy Corp. ...............         516,252
     15,350   Exelon Corp. ................         734,958
     25,300   FirstEnergy Corp.(a).........         884,994
     10,350   FPL Group, Inc. .............         583,740
      8,300   KeySpan Corp. ...............         287,595
     24,950   Mirant Corp.(c)..............         399,699
      8,900   Niagara Mohawk Holdings,
                Inc.(a)(c).................         157,797
      3,650   NICOR, Inc. .................         151,986

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              UTILITIES (CONTINUED)
     15,600   NiSource, Inc. ..............  $      359,736
      1,700   Peoples Energy Corp. ........          64,481
     10,500   PG&E Corp. ..................         202,020
      7,100   Pinnacle West Capital
                Corp. .....................         297,135
      6,600   PPL Corp. ...................         230,010
     14,900   Progress Energy, Inc. .......         670,947
      9,150   Public Service Enterprise
                Group, Inc. ...............         386,039
     18,550   Reliant Energy, Inc. ........         491,946
     19,700   Sempra Energy................         483,635
     32,400   Southern Company.............         821,340
      7,200   Teco Energy, Inc. ...........         188,928
     11,700   TXU Corp. ...................         551,655
     23,500   Xcel Energy, Inc. ...........         651,890
                                             --------------
                                                 14,424,443
                                             --------------
              TOTAL COMMON STOCK (Cost
              $970,797,019)................     964,093,342
                                             --------------
              REGULATED INVESTMENT COMPANY -- 0.22%
  2,101,581   Merrimac Cash Fund -- Premium
                Class(b) (Cost
                $2,101,581)................       2,101,581
                                             --------------
 PRINCIPAL
 ---------
              TIME DEPOSITS -- 2.91%
$ 2,388,160   American Express Centurion
                Bank, 1.89%, 01/22/02(b)...       2,388,160
 10,985,538   Bank of Nova Scotia, 2.04%,
                02/15/02(b)................      10,985,538
  5,731,585   Bayerische HypoVereinsbank,
                1.92%, 02/05/02(b).........       5,731,585
  1,432,896   Bayerische HypoVereinsbank,
                1.81%, 03/18/02(b).........       1,432,896
  2,388,160   BNP Paribas, 1.84%,
                01/09/02(b)................       2,388,160
  2,865,793   Credit Agricole Indosuez,
                1.70%, 01/07/02(b).........       2,865,793
  1,959,143   Fleet National Bank, 1.95%,
                01/02/02(b)................       1,959,143
    477,632   Royal Bank Of Canada, 1.69%,
                01/07/02(b)................         477,632
                                             --------------
              TOTAL TIME DEPOSITS (Cost
              $28,228,907).................      28,228,907
                                             --------------

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 2001

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              SHORT TERM CORPORATE NOTES -- 3.82%
$11,940,802   Credit Suisse First Boston
                Corp., Floating Rate,
                1.98%(+), 05/07/02(b)......  $   11,940,802
  3,503,352   First Union National Bank,
                Floating Rate, 1.54%(+),
                03/12/02(b)................       3,503,352
  1,532,899   Goldman Sachs Group, Inc.,
                Floating Rate, 1.54%(+),
                02/05/02(b)................       1,532,899
  1,910,528   Merrill Lynch & Company,
                Floating Rate, 1.64%(+),
                11/26/02(b)................       1,910,528
  7,164,481   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                1.93%(+), 01/03/02(b)......       7,164,481
  1,432,896   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                1.61%(+), 05/09/02(b)......       1,432,896
  9,552,642   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                1.93%(+), 06/28/02(b)......       9,552,642
                                             --------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $37,037,600).....      37,037,600
                                             --------------
              TOTAL SECURITIES (Cost
              $1,038,165,107)..............   1,031,461,430
                                             --------------
              REPURCHASE AGREEMENT -- 1.06%
 10,256,447   With Investors Bank & Trust,
                dated 12/31/01, 1.40%, due
                01/02/02, repurchase
                proceeds at maturity
                $10,257,244 (Collateralized
                by Fannie Mae, 6.00%, due
                09/25/22, with a value of
                $10,769,269)
                (Cost $10,256,447)               10,256,447
                                             --------------
              Total Investments -- 107.53%
              (Cost $1,048,421,554)........   1,041,717,877
              Liabilities less other
              assets -- (7.53)%............     (72,952,110)
                                             --------------
              NET ASSETS -- 100.00%........  $  968,765,767
                                             ==============

The aggregate cost of securities for federal income tax purposes at December 31, 2001 is $1,067,829,963.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $ 15,959,421
    Gross unrealized depreciation..........   (52,327,954)
                                             ------------
    Net unrealized depreciation............  $(36,368,533)
                                             ============

---------------
(a) All or part of this security is on loan.
(b) Collateral for securities on loan.
(c)  Non-income producing security.
(+) Variable rate security. Interest rate is based on the Federal Funds Rate.
    The rate shown was in effect at December 31, 2001.

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2001

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK -- 96.93%
              AEROSPACE AND DEFENSE -- 3.27%
    222,280   General Dynamics Corp. ......  $   17,702,379
    403,122   Lockheed Martin Corp. .......      18,813,704
     58,500   United Technologies Corp. ...       3,780,855
                                             --------------
                                                 40,296,938
                                             --------------
              AIRLINES -- 0.68%
    454,058   Southwest Airlines Company...       8,390,992
                                             --------------
              AUTOMOBILES -- 0.81%
    284,400   Bayerische Motoren Werke
                AG(c)......................       9,921,721
                                             --------------
              BROADCAST SERVICES/MEDIA -- 2.48%
    574,366   AOL Time Warner, Inc.(c).....      18,437,149
    258,848   Charter Communications,
                Inc. -- Class A(a)(c)......       4,252,873
     94,000   Comcast Corp. -- Class
                A(c).......................       3,384,000
     53,540   Gemstar -- TV Guide
                International,
                Inc.(a)(c).................       1,483,058
     66,254   Viacom, Inc. -- Class B(c)...       2,925,114
                                             --------------
                                                 30,482,194
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 4.51%
    312,192   Dell Computer Corp.(c).......       8,485,379
    295,400   EMC Corp.(c).................       3,970,176
    324,424   International Business
                Machines Corp. ............      39,242,327
    309,000   Sun Microsystems, Inc.(c)....       3,800,700
                                             --------------
                                                 55,498,582
                                             --------------
              COMPUTER SOFTWARE AND SERVICES -- 12.31%
     86,500   Check Point Software
                Technologies, Ltd.(a)(c)...       3,450,485
  1,934,296   Cisco Systems, Inc.(c).......      35,030,101
     67,200   Electronic Arts, Inc.(c).....       4,028,640
     70,000   Electronic Data Systems
                Corp. .....................       4,798,500
  1,194,663   Microsoft Corp.(c)...........      79,146,424
    525,583   Oracle Corp.(c)..............       7,258,301
    175,000   Siebel Systems, Inc.(a)(c)...       4,896,500
     85,016   VeriSign, Inc.(a)(c).........       3,234,009
    218,000   VERITAS Software Corp.(c)....       9,772,940
                                             --------------
                                                151,615,900
                                             --------------
              CONSUMER GOODS AND SERVICES -- 7.62%
     22,200   Avon Products, Inc. .........       1,032,300
     78,600   Cendant Corp.(a)(c)..........       1,541,346
     76,100   Clorox Company...............       3,009,755
    226,000   Colgate-Palmolive Company....      13,051,500

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              CONSUMER GOODS AND SERVICES (CONTINUED)
     80,900   FedEx Corp.(c)...............  $    4,197,092
  1,392,885   General Electric Company.....      55,826,831
     64,300   Gillette Company.............       2,147,620
     65,000   Procter & Gamble Company.....       5,143,450
    145,000   United Parcel Service,
                Inc. -- Class B(a).........       7,902,500
                                             --------------
                                                 93,852,394
                                             --------------
              ELECTRONICS -- 0.26%
    132,857   Flextronics International,
                Ltd.(a)(c).................       3,187,239
                                             --------------
              FINANCE -- 7.32%
    507,887   Citigroup, Inc. .............      25,638,136
    347,996   Fannie Mae...................      27,665,682
     31,300   Freddie Mac..................       2,047,020
    282,985   Lehman Brothers Holdings,
                Inc. ......................      18,903,398
     38,612   Merrill Lynch & Company,
                Inc. ......................       2,012,457
    164,128   USA Education, Inc. .........      13,790,035
                                             --------------
                                                 90,056,728
                                             --------------
              FOOD AND BEVERAGE -- 5.89%
    443,049   Anheuser-Busch Companies,
                Inc. ......................      20,030,245
    157,000   Coca-Cola Company............       7,402,550
    253,900   Kraft Foods, Inc. ...........       8,640,217
    635,066   PepsiCo, Inc. ...............      30,921,363
    211,000   SYSCO Corp. .................       5,532,420
                                             --------------
                                                 72,526,795
                                             --------------
              INSURANCE -- 3.28%
    382,900   American International Group,
                Inc. ......................      30,402,260
     35,000   Marsh & McLennan Companies,
                Inc. ......................       3,760,750
     13,600   Progressive Corp. ...........       2,030,480
     57,200   Prudential Financial,
                Inc.(a)(c).................       1,898,468
     25,000   XL Capital Ltd. -- Class A...       2,284,000
                                             --------------
                                                 40,375,958
                                             --------------
              INTERNET SERVICES -- 0.24%
     44,700   eBay, Inc.(a)(c).............       2,990,430
                                             --------------
              LEISURE AND RECREATION -- 0.63%
    164,400   Four Seasons Hotels,
                Inc.(a)....................       7,687,344
                                             --------------
              MANUFACTURING -- 3.52%
    735,148   Tyco International, Ltd. ....      43,300,217
                                             --------------

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                               DECEMBER 31, 2001

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              MEDICAL AND OTHER HEALTH SERVICES -- 4.26%
     88,200   IMS Health, Inc. ............  $    1,720,782
     35,036   Laboratory Corp. of America
                Holdings(a)(c).............       2,832,661
    113,820   Quest Diagnostics, Inc.(c)...       8,162,032
    381,214   Tenet Healthcare Corp.(c)....      22,384,886
    245,672   UnitedHealth Group, Inc. ....      17,386,207
                                             --------------
                                                 52,486,568
                                             --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 4.27%
     22,900   Baxter International,
                Inc. ......................       1,228,127
     55,700   Boston Scientific Corp.(c)...       1,343,484
    265,416   Cytyc Corp.(a)(c)............       6,927,358
     34,300   Genzyme Corp.(c).............       2,053,198
    588,350   Johnson & Johnson............      34,771,485
     90,700   McKesson Corp. ..............       3,392,180
     54,254   Medtronic, Inc. .............       2,778,347
                                             --------------
                                                 52,494,179
                                             --------------
              OIL, COAL AND GAS -- 1.17%
     97,120   BJ Services Company(c).......       3,151,544
     57,200   EOG Resources, Inc.(a)(c)....       2,237,092
    100,013   Nabors Industries, Inc.(c)...       3,433,446
     58,000   Schlumberger, Ltd. ..........       3,187,100
     72,000   Transocean Sedco Forex,
                Inc. ......................       2,435,040
                                             --------------
                                                 14,444,222
                                             --------------
              PHARMACEUTICALS -- 12.71%
     61,000   Abbott Laboratories(c).......       3,400,750
    285,000   American Home Products
                Corp. .....................      17,487,600
     88,000   Bristol-Myers Squibb
                Company....................       4,488,000
    142,100   Eli Lilly & Company..........      11,160,534
    161,500   GlaxoSmithkline PLC (ADR)....       8,045,930
     14,300   IDEC Pharmaceuticals
                Corp.(c)...................         985,699
     49,995   King Pharmaceuticals,
                Inc.(c)....................       2,106,289
    234,000   Merck & Company, Inc. .......      13,759,200
    180,500   Millennium Pharmaceuticals,
                Inc.(a)(c).................       4,424,055
  1,572,877   Pfizer, Inc. ................      62,679,148
    441,459   Pharmacia Corp. .............      18,828,226
    252,000   Schering-Plough Corp. .......       9,024,120
                                             --------------
                                                156,389,551
                                             --------------
              REAL ESTATE INVESTMENT TRUST -- 0.39%
    159,158   Equity Office Properties
                Trust......................       4,787,473
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              RESEARCH AND DEVELOPMENT -- 3.61%
    413,769   Amgen, Inc.(c)...............  $   23,353,122
    187,200   Genentech, Inc.(c)...........      10,155,600
     55,700   Gilead Sciences,
                Inc.(a)(c).................       3,660,604
    106,000   Human Genome Sciences,
                Inc.(a)(c).................       3,574,320
     80,000   MedImmune, Inc.(c)...........       3,708,000
                                             --------------
                                                 44,451,646
                                             --------------
              RETAIL -- 9.90%
    274,924   Costco Wholesale Corp.(c)....      12,201,127
    689,035   Home Depot, Inc.(a)..........      35,147,675
    163,900   Nike, Inc. -- Class B........       9,217,736
    611,983   Tiffany & Company............      19,259,105
    253,900   Walgreen Company.............       8,546,274
    652,318   Wal-Mart Stores, Inc. .......      37,540,901
                                             --------------
                                                121,912,818
                                             --------------
              SCIENTIFIC EQUIPMENT -- 0.53%
    168,000   Waters Corp.(c)..............       6,510,000
                                             --------------
              SEMICONDUCTORS -- 4.06%
     59,938   Applied Materials, Inc.(c)...       2,403,514
     72,200   ASML Holding N.V.(c).........       1,231,010
  1,102,200   Intel Corp. .................      34,664,190
    105,000   Maxim Integrated Products,
                Inc.(c)....................       5,513,550
     55,000   Micron Technology,
                Inc.(a)(c).................       1,705,000
     30,000   NVIDIA Corp.(a)(c)...........       2,007,000
    144,280   Taiwan Semiconductor
                Manufacturing Company, Ltd.
                (ADR)(a)(c)................       2,477,288
                                             --------------
                                                 50,001,552
                                             --------------
              TELECOMMUNICATIONS EQUIPMENT
              AND SERVICES -- 3.21%
    230,000   Nextel Communications,
                Inc. -- Class A(a)(c)......       2,520,800
    283,000   Nokia Oyj. (ADR).............       6,941,990
    289,290   QUALCOMM, Inc.(c)............      14,609,145
    126,000   Qwest Communications
                International, Inc.........       1,780,380
    304,000   Vodafone Group PLC (ADR).....       7,806,720
    415,000   WorldCom, Inc. -- WorldCom
                Group(c)...................       5,843,200
                                             --------------
                                                 39,502,235
                                             --------------
              TOTAL COMMON STOCK (Cost
              $1,269,479,538)..............   1,193,163,676
                                             --------------

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                               DECEMBER 31, 2001

  SHARES                                         VALUE
  ------                                     --------------
              PREFERRED STOCK -- 0.15%
              AUTOMOBILES
      4,836   Porsche AG(c) (Cost
                $1,507,362)................  $    1,839,663
                                             --------------
              REGULATED INVESTMENT COMPANY -- 0.13%
  1,652,157   Merrimac Cash Fund -- Premium
                Class(b) (Cost
                $1,652,157)................       1,652,157
                                             --------------
 PRINCIPAL
 ---------
              TIME DEPOSITS -- 1.87%
$ 1,877,450   American Express Centurion
                Bank, 1.89%, 01/22/02(b)...       1,877,450
  8,636,271   Bank of Nova Scotia, 2.04%,
                02/15/02(b)................       8,636,271
  4,505,879   Bayerische HypoVereinsbank,
                1.92%, 02/05/02(b).........       4,505,879
  1,126,470   Bayerische HypoVereinsbank,
                1.81%, 03/18/02(b).........       1,126,470
  1,877,450   BNP Paribas, 1.84%,
                01/09/02(b)................       1,877,450
  2,252,940   Credit Agricole Indosuez,
                1.70%, 01/07/02(b).........       2,252,940
  2,314,202   Fleet National Bank, 1.95%,
                01/02/02(b)................       2,314,202
    375,490   Royal Bank Of Canada, 1.69%,
                01/07/02(b)................         375,490
                                             --------------
              TOTAL TIME DEPOSITS (Cost
              $22,966,152).................      22,966,152
                                             --------------
              SHORT TERM CORPORATE NOTES -- 2.30%
  9,387,250   Credit Suisse First Boston
                Corp., Floating Rate,
                1.98%(+), 05/07/02(b)......       9,387,250
  1,808,752   First Union National Bank,
                Floating Rate, 1.54%(+),
                03/12/02(b)................       1,808,752
  1,376,465   Goldman Sachs Group, Inc.,
                Floating Rate, 1.54%(+),
                02/05/02(b)................       1,376,465
  1,501,960   Merrill Lynch & Company,
                Floating Rate, 1.64%(+),
                11/26/02(b)................       1,501,960
  5,632,350   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                1.93%(+), 01/03/02(b)......       5,632,350

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$ 1,126,470   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                1.61%(+), 05/09/02(b)......  $    1,126,470
  7,509,800   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                1.93%(+), 06/28/02(b)......       7,509,800
                                             --------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $28,343,047).....      28,343,047
                                             --------------
              TOTAL SECURITIES (Cost
              $1,323,948,256)..............   1,247,964,695
                                             --------------
              REPURCHASE AGREEMENTS -- 3.32%
  6,857,886   With Investors Bank & Trust,
                dated 12/31/01, 1.40%, due
                01/02/02, repurchase
                proceeds at maturity
                $6,858,419 (Collateralized
                by Fannie Mae Adjustable
                Rate Mortgage, 7.011%, due
                09/01/18, with a value of
                $7,201,316)................       6,857,886
 10,122,821   With Investors Bank & Trust,
                dated 12/31/01, 1.40%, due
                01/02/02, repurchase
                proceeds at maturity
                $10,123,608 (Collateralized
                by Fannie Mae, 2.888%, due
                11/25/22, with a value of
                $10,634,251)...............      10,122,821
 23,804,466   With Investors Bank & Trust,
                dated 12/31/01, 1.40%, due
                01/02/02, repurchase
                proceeds at maturity
                $23,806,317 (Collateralized
                by Fannie Mae Adjustable
                Rate Mortgage, 7.476%, due
                08/01/27, with a value of
                $2,130,270 and Fannie Mae,
                6.50%, due 05/15/31, value
                of $22,865,027)............      23,804,466
                                             --------------

              TOTAL REPURCHASE AGREEMENTS
              (Cost $40,785,173)...........      40,785,173
                                             --------------
              Total Investments -- 104.70%
              (Cost $1,364,733,429)........   1,288,749,868
              Liabilities less other
              assets -- (4.70)%............     (57,805,535)
                                             --------------
              NET ASSETS -- 100.00%........  $1,230,944,333
                                             ==============

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                               DECEMBER 31, 2001

The aggregate cost of securities for federal income tax purposes at December 31, 2001, is $1,350,411,174.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation.........  $  48,710,590
    Gross unrealized depreciation.........   (151,157,069)
                                            -------------
    Net unrealized depreciation...........  $(102,446,479)
                                            =============

---------------

(a)    All or part of this security is on loan.
(b)    Collateral for securities on loan.
(c)    Non-income producing security.
(+) Variable rate security. Interest rate is based on the Federal Funds Rate. The rate shown was in effect at December 31, 2001.
(ADR)  American Depository Receipts.

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2001

 SHARES                                           VALUE
 ------                                        -----------
            COMMON STOCK -- 95.92%
            AEROSPACE -- 2.24%
  13,800    Empresa Brasileira de Aeronautica
              S.A. (Embraer) (ADR)...........  $   305,394
                                               -----------
            BANKS -- 8.79%
   3,000    Bank Of New York Company,
              Inc. ..........................      122,400
   9,135    Charter One Financial, Inc. .....      248,015
   5,300    Huntington Bancshares, Inc. .....       91,107
  12,800    North Fork Bancorp., Inc. .......      409,472
   3,400    UnionBanCal Corp. ...............      129,200
   6,050    Washington Mutual, Inc. .........      197,835
                                               -----------
                                                 1,198,029
                                               -----------
            BROADCAST SERVICES/MEDIA -- 4.84%
   5,100    Cablevision Systems New York
              Group(a).......................      241,995
   8,500    Cablevision Systems Corp. --
              Rainbow Media Group(a).........      209,950
   3,400    McGraw-Hill Companies, Inc. .....      207,332
                                               -----------
                                                   659,277
                                               -----------
            COMMERCIAL SERVICES -- 7.86%
  13,500    Accenture, Ltd.(a)...............      363,420
  11,900    Acxiom Corp.(a)..................      207,893
  17,200    Cendant Corp.(a).................      337,292
   6,900    Viad Corp. ......................      163,392
                                               -----------
                                                 1,071,997
                                               -----------
            COMPUTERS AND OFFICE EQUIPMENT -- 3.18%
  37,100    IKON Office Solutions, Inc. .....      433,699
                                               -----------
            CONSUMER GOODS AND SERVICES -- 3.48%
   5,100    Avon Products, Inc. .............      237,150
   5,600    Sabre Holdings Corp.(a)..........      237,160
                                               -----------
                                                   474,310
                                               -----------
            ELECTRONICS -- 3.14%
   1,200    Amphenol Corp. -- Class A(a).....       57,660
   2,100    L-3 Communications Holdings,
              Inc.(a)........................      189,000
   6,700    Molex, Inc. -- Class A...........      181,235
                                               -----------
                                                   427,895
                                               -----------
            FINANCIAL SERVICES -- 3.73%
  11,000    AmeriCredit Corp.(a).............      347,050
     800    Federated Investors,
              Inc. -- Class B................       25,504
   3,900    T. Rowe Price Group, Inc. .......      135,447
                                               -----------
                                                   508,001
                                               -----------
            INSURANCE -- 8.95%
  10,300    Aon Corp. .......................      365,856
   3,400    Everest Re Group, Ltd. ..........      240,380

 SHARES                                           VALUE
 ------                                        -----------
            COMMON STOCK (CONTINUED)
            INSURANCE (CONTINUED)
   7,300    Loews Corp. .....................  $   404,274
   8,900    Willis Group Holdings, Ltd.(a)...      209,595
                                               -----------
                                                 1,220,105
                                               -----------
            LEISURE & RECREATION -- 1.50%
   7,300    Carnival Corp. ..................      204,984
                                               -----------
            MEDICAL AND OTHER HEALTH SERVICES -- 4.48%
   4,300    Anthem, Inc.(a)..................      212,850
   3,400    Wellpoint Health Networks,
              Inc.(a)........................      397,290
                                               -----------
                                                   610,140
                                               -----------
            MEDICAL EQUIPMENT AND SUPPLIES -- 6.89%
   7,600    Beckman Coulter, Inc. ...........      336,680
  12,600    Boston Scientific Corp.(a).......      303,912
   6,000    Guidant Corp.(a).................      298,800
                                               -----------
                                                   939,392
                                               -----------
            OIL, COAL AND GAS -- 7.74%
  15,300    Arch Coal, Inc. .................      347,310
   6,600    CONSOL Energy, Inc. .............      163,944
  20,200    Massey Energy Company............      418,746
   4,800    PanCanadian Energy Corp. ........      124,800
                                               -----------
                                                 1,054,800
                                               -----------
            OIL AND GAS: PIPELINES -- 3.19%
   4,600    Dynegy, Inc. -- Class A..........      117,300
   5,700    Kinder Morgan, Inc. .............      317,433
                                               -----------
                                                   434,733
                                               -----------
            PHARMACEUTICALS -- 4.73%
   9,900    ICN Pharmaceuticals, Inc. .......      331,650
  12,600    Omnicare, Inc. ..................      313,488
                                               -----------
                                                   645,138
                                               -----------
            RETAIL -- 12.65%
  35,500    AutoNation, Inc.(a)..............      437,715
  32,800    Circuit City Stores,
              Inc. -- CarMax Group(a)........      745,872
  10,100    Dollar Tree Stores, Inc.(a)......      312,191
  11,000    Toys 'R' Us, Inc.(a).............      228,140
                                               -----------
                                                 1,723,918
                                               -----------
            RETAIL: RESTAURANTS -- 1.44%
   6,900    AFC Enterprises, Inc.(a).........      195,891
                                               -----------
            SCIENTIFIC & TECHNICAL INSTRUMENTS -- 1.46%
   2,300    Applied Biosystems
              Group -- Applera Corp. ........       90,321
   1,800    Millipore Corp. .................      109,260
                                               -----------
                                                   199,581
                                               -----------

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                               DECEMBER 31, 2001

 SHARES                                           VALUE
 ------                                        -----------
            COMMON STOCK (CONTINUED)
            TELECOMMUNICATIONS EQUIPMENT AND
            SERVICES -- 3.78%
  11,200    EchoStar Communications Corp. --
              Class A(a).....................  $   307,664
   8,500    Sprint Corp. (PCS Group).........      207,485
                                               -----------
                                                   515,149
                                               -----------
            UTILITIES: ELECTRIC -- 1.85%
   5,300    ALLETE, Inc. ....................      133,560
   6,200    PG&E Corp. ......................      119,288
                                               -----------
                                                   252,848
                                               -----------
            TOTAL COMMON STOCK (Cost
            $11,750,561).....................   13,075,281
                                               -----------

PRINCIPAL
---------
            REPURCHASE AGREEMENT -- 4.23%
$577,220    With Investors Bank & Trust,
              dated 12/31/01, 1.40%, due
              01/02/02, repurchase proceeds
              at maturity $577,265,
              (Collateralized by Fannie Mae,
              2.89%, due 11/25/22, with a
              value of $614,289) (Cost
              $577,220)......................      577,220
                                               -----------
            Total Investments -- 100.15%
            (Cost $12,327,781)...............   13,652,501
            Liabilities less other
            assets -- (0.15)%................      (20,207)
                                               -----------
            NET ASSETS -- 100.00%............  $13,632,294
                                               ===========

The aggregate cost of securities for federal income tax purposes at December 31, 2001 is $11,870,910.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $ 1,448,794
    Gross unrealized depreciation...........     (244,423)
                                              -----------
    Net unrealized appreciation.............  $ 1,204,371
                                              ===========

---------------
(a) Non-income producing security.

                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2001

 SHARES                                           VALUE
 ------                                        -----------
           COMMON STOCK -- 96.25%
           AEROSPACE -- 1.02%
   2,000   General Dynamics Corp. ...........  $   159,280
                                               -----------
           AIRLINES -- 0.56%
   3,000   Delta Air Lines, Inc. ............       87,780
                                               -----------
           AGRICULTURAL PRODUCTS -- 0.54%
   2,500   Monsanto Company..................       84,500
                                               -----------
           BANKS -- 3.50%
   3,500   City National Corp. ..............      163,975
   2,000   Investors Financial Services
             Corp. ..........................      132,420
   2,500   North Fork Bancorporation,
             Inc. ...........................       79,975
   3,500   TCF Financial Corp. ..............      167,930
                                               -----------
                                                   544,300
                                               -----------
           BROADCAST SERVICES/MEDIA -- 3.29%
  10,000   Charter Communications, Inc. --
             Class A(a)......................      164,300
   2,500   Entercom Communications
             Corp.(a)........................      125,000
   5,500   Univision Communications, Inc. --
             Class A(a)......................      222,530
                                               -----------
                                                   511,830
                                               -----------
           BUSINESS SERVICES -- 3.75%
   2,500   ARAMARK Corp. -- Class B(a).......       67,250
   3,500   Fiserv, Inc.(a)...................      148,120
   6,500   KPMG Consulting, Inc.(a)..........      107,705
   2,500   Paychex, Inc.(a)..................       87,125
   6,500   Robert Half International,
             Inc.(a).........................      173,550
                                               -----------
                                                   583,750
                                               -----------
           COMPUTERS AND OFFICE EQUIPMENT -- 1.26%
   2,500   Brocade Communications Systems,
             Inc.(a).........................       82,800
   5,000   Jabil Circuit, Inc.(a)............      113,600
                                               -----------
                                                   196,400
                                               -----------
           COMPUTER SOFTWARE AND SERVICES -- 12.31%
   4,100   Affiliated Computer Services,
             Inc. -- Class A(a)..............      435,133
   6,500   BISYS Group, Inc.(a)..............      415,935
   5,500   Check Point Software Technologies,
             Ltd.(a).........................      219,395
   3,000   Electronic Arts, Inc.(a)..........      179,850
   3,000   Emulex Corp.(a)...................      118,530
   5,500   McDATA Corp. -- Class B(a)........      138,105
   2,500   Mercury Interactive Corp.(a)......       84,950
   5,500   Peregrine Systems, Inc.(a)........       81,565

 SHARES                                           VALUE
 ------                                        -----------
           COMMON STOCK (CONTINUED)
           COMPUTER SOFTWARE AND SERVICES (CONTINUED)
   4,000   VeriSign, Inc.(a).................  $   152,160
   2,000   VERITAS Software Corp.(a).........       89,660
                                               -----------
                                                 1,915,283
                                               -----------
           ELECTRONICS -- 2.63%
  10,000   Flextronics International,
             Ltd.(a).........................      239,900
   8,500   Sanmina -- SCI Corp.(a)...........      169,150
                                               -----------
                                                   409,050
                                               -----------
           FINANCE -- 2.51%
   5,500   Concord EFS, Inc.(a)..............      180,290
   2,500   USA Education, Inc. ..............      210,050
                                               -----------
                                                   390,340
                                               -----------
           INSURANCE -- 2.90%
   2,500   Everest Re Group, Ltd. ...........      176,750
   3,000   XL Capital, Ltd. -- Class A.......      274,080
                                               -----------
                                                   450,830
                                               -----------
           LEISURE AND RECREATION -- 1.82%
   9,500   Starwood Hotel & Resorts
             Worldwide, Inc. ................      283,575
                                               -----------
           MANUFACTURING -- 0.58%
   1,500   Danaher Corp. ....................       90,465
                                               -----------
           MEDICAL AND OTHER HEALTH SERVICES -- 4.56%
   3,500   Anthem, Inc.(a)...................      173,250
   1,500   Laboratory Corporation of America
             Holdings(a).....................      121,275
   6,500   Triad Hospitals, Inc.(a)..........      190,775
   2,500   Universal Health Services, Inc. --
             Class B(a)......................      106,950
   1,000   WellPoint Health Networks,
             Inc.(a).........................      116,850
                                               -----------
                                                   709,100
                                               -----------
           MEDICAL EQUIPMENT AND SUPPLIES -- 9.20%
   5,000   Biomet, Inc. .....................      154,500
   7,500   Cytyc Corp.(a)....................      195,750
   2,500   Genzyme Corp.(a)..................      149,650
   4,000   Invitrogen Corp.(a)...............      247,720
   3,500   St. Jude Medical, Inc.(a).........      271,775
   4,000   Stryker Corp. ....................      233,480
   2,500   Varian Medical Systems, Inc.(a)...      178,150
                                               -----------
                                                 1,431,025
                                               -----------
           OIL, COAL AND GAS -- 7.94%
   9,500   BJ Services Company(a)............      308,275
   7,500   EOG Resources, Inc. ..............      293,325
   7,500   Noble Drilling Corp.(a)...........      255,300

                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO

                               DECEMBER 31, 2001

 SHARES                                           VALUE
 ------                                        -----------
           COMMON STOCK (CONTINUED)
           OIL, COAL AND GAS (CONTINUED)
   1,500   Smith International, Inc.(a)......  $    80,430
   8,000   Weatherford International,
             Inc.(a).........................      298,080
                                               -----------
                                                 1,235,410
                                               -----------
           OIL AND GAS: PIPELINES -- 0.55%
   5,000   Aquila, Inc.(a)...................       85,500
                                               -----------
           PHARMACEUTICALS -- 12.04%
   2,500   AmerisourceBergen Corp.(a)........      158,875
   3,300   Andrx Group(a)....................      232,353
   4,000   Cephalon, Inc.(a).................      302,340
   4,000   Forest Laboratories, Inc.(a)......      327,800
   4,000   ICOS Corp.(a).....................      229,760
   4,500   IDEC Pharmaceuticals Corp.(a).....      310,185
   3,500   King Pharmaceuticals, Inc.(a).....      147,455
   4,500   Shire Pharmaceuticals Group PLC
             (ADR)(a)........................      164,700
                                               -----------
                                                 1,873,468
                                               -----------
           RESEARCH AND DEVELOPMENT -- 3.64%
   2,000   Gilead Sciences, Inc.(a)..........      131,440
   4,000   Immunex Corp.(a)..................      110,840
   7,000   MedImmune, Inc.(a)................      324,450
                                               -----------
                                                   566,730
                                               -----------
           RETAIL -- 7.68%
   4,000   Bed Bath & Beyond, Inc.(a)........      135,600
   2,500   Best Buy Company, Inc.(a).........      186,200
   3,500   BJ's Wholesale Club, Inc.(a)......      154,350
   5,500   CDW Computer Centers, Inc.(a).....      295,405
   2,000   NIKE, Inc. -- Class B.............      112,480
   3,500   TJX Companies, Inc. ..............      139,510
   4,000   Williams-Sonoma, Inc.(a)..........      171,600
                                               -----------
                                                 1,195,145
                                               -----------
           RETAIL: RESTAURANTS -- 0.73%
   6,000   Starbucks Corp.(a)................      114,300
                                               -----------
           SCIENTIFIC EQUIPMENT -- 2.24%
   9,000   Waters Corp.(a)...................      348,750
                                               -----------
           SEMICONDUCTORS -- 5.42%
   5,500   Intersil Corp. -- Class A(a)......      177,375
   2,500   Micrel, Inc.(a)...................       65,575
   6,000   Microchip Technology, Inc.(a).....      232,440

 SHARES                                           VALUE
 ------                                        -----------
           COMMON STOCK (CONTINUED)
           SEMICONDUCTORS (CONTINUED)
   1,500   NVIDIA Corp.(a)...................  $   100,350
   7,500   Semtech Corp.(a)..................      267,675
                                               -----------
                                                   843,415
                                               -----------
           TELECOMMUNICATIONS EQUIPMENT AND
             SERVICES -- 1.94%
   5,500   Amdocs, Ltd.(a)...................      186,835
   6,000   RF Micro Devices, Inc.(a).........      115,380
                                               -----------
                                                   302,215
                                               -----------
           TOYS -- 1.55%
  14,000   Mattel, Inc. .....................      240,800
                                               -----------
           UTILITIES -- 2.09%
  12,000   Calpine Corp.(a)..................      201,480
   8,000   NRG Energy, Inc.(a)...............      124,000
                                               -----------
                                                   325,480
                                               -----------
           TOTAL COMMON STOCK
           (Cost $14,519,980)................   14,978,721
                                               -----------
PRINCIPAL
---------
            REPURCHASE AGREEMENT -- 4.24%
$660,472    With Investors Bank & Trust, dated
              12/31/01, 1.40%, due 01/02/02,
              repurchase proceeds at maturity
              $660,524 (Collateralized by
              Fannie Mae Adjustable Rate
              Mortgage, 6.001%, due 12/15/04,
              with a value of $693,933) (Cost
              $660,472).......................      660,472
                                                -----------
            Total Investments -- 100.49%
            (Cost $15,180,452)................   15,639,193
            Liabilities less other
            assets -- (0.49)%.................      (76,245)
                                                -----------
            NET ASSETS -- 100.00%.............  $15,562,948
                                                ===========

The aggregate cost of securities for federal income tax purposes at December 31, 2001, is $14,666,699.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $1,012,418
    Gross unrealized depreciation...........    (700,396)
                                              ----------
    Net unrealized appreciation.............  $  312,022
                                              ==========

---------------
(a) Non-income producing security.

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2001

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK -- 96.05%
              ADVERTISING -- 0.39%
     85,800   Lamar Advertising
                Company(a)(c)..............  $    3,632,772
     50,600   R.H. Donnelley Corp.(c)......       1,469,930
                                             --------------
                                                  5,102,702
                                             --------------
              AEROSPACE -- 0.77%
    219,900   AAR Corp. ...................       1,981,299
    121,027   DRS Technologies, Inc.(c)....       4,314,613
     59,300   GenCorp Inc. ................         836,723
     28,700   Moog, Inc. -- Class A........         625,660
     37,000   Triumph Group, Inc.(c).......       1,202,500
     70,800   United Industrial Corp. .....       1,185,900
                                             --------------
                                                 10,146,695
                                             --------------
              AGRICULTURE -- 0.22%
    131,000   Delta and Pine Land
                Company....................       2,964,530
                                             --------------
              AIRLINES -- 0.38%
    232,400   AirTran Holdings, Inc.(c)....       1,533,840
     64,950   Atlantic Coast Airlines
                Holdings, Inc.(c)..........       1,512,685
    112,650   Frontier Airlines, Inc.(c)...       1,915,050
                                             --------------
                                                  4,961,575
                                             --------------
              APPAREL -- 0.68%
    229,500   Ashworth, Inc.(c)............       1,810,755
    103,300   Nautica Enterprises,
                Inc.(c)....................       1,321,207
    250,700   Pacific Sunwear of
                California, Inc.(c)........       5,119,294
     72,700   Phillips-Van Heusen Corp. ...         792,430
                                             --------------
                                                  9,043,686
                                             --------------
              AUTOMOTIVE EQUIPMENT -- 0.43%
    267,400   ArvinMeritor, Inc. ..........       5,251,736
     39,000   IMPCO Technologies,
                Inc.(a)(c).................         494,910
                                             --------------
                                                  5,746,646
                                             --------------
              BANKS -- 4.94%
    151,976   Banner Corp. ................       2,569,914
     47,100   Boston Private Financial
                Holdings, Inc. ............       1,039,497
    114,200   Commercial Federal Corp. ....       2,683,700
     57,500   Community First Bankshares,
                Inc. ......................       1,477,175
      8,100   Corus Bankshares, Inc. ......         367,740
     24,800   Dime Community Bancshares....         695,888
     72,500   FirstFed Financial
                Corp.(c)...................       1,858,175
     27,375   First Midwest Bancorp.,
                Inc. ......................         799,076

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              BANKS (CONTINUED)
     65,200   Flagstar Bancorp, Inc. ......  $    1,312,476
     28,800   GBC Bancorp..................         849,600
    790,000   Hibernia Corporation -- Class
                A..........................      14,054,100
    562,111   Hudson United Bancorp........      16,132,586
    113,600   Independence Community Bank
                Corp. .....................       2,585,536
    130,300   Irwin Financial Corp.(a).....       2,215,100
    325,000   People's Bank................       6,909,500
    101,200   Provident Bankshares
                Corp. .....................       2,459,160
     57,100   R&G Financial Corp. -- Class
                B..........................         978,694
     80,000   Staten Island Bancorp,
                Inc. ......................       1,304,800
     69,150   Sterling Bancshares, Inc. ...         865,758
     46,800   Trustmark Corp. .............       1,133,964
     17,200   UCBH Holdings, Inc. .........         489,168
     41,475   UMB Financial Corp. .........       1,659,000
     17,500   Washington Federal, Inc. ....         451,150
     11,100   Westamerica Bancorp..........         439,227
                                             --------------
                                                 65,330,984
                                             --------------
              BROADCAST SERVICES/MEDIA -- 6.38%
    160,000   Adelphia Communications
                Corp. -- Class A(a)(c).....       4,988,800
    439,400   Cox Radio, Inc. -- Class
                A(c).......................      11,195,912
    399,200   Crown Media Holdings,
                Inc.(c)....................       4,506,968
    217,700   Cumulus Media, Inc. -- Class
                A(c).......................       3,522,386
    662,400   Emmis Communications Corp. --
                Class A(c).................      15,659,136
    135,239   Entercom Communications
                Corp.(c)...................       6,761,950
    474,800   Entravision Communications
                Corp. -- Class A(c)........       5,673,860
    184,400   Insight Communications
                Company, Inc.(c)...........       4,455,104
    161,600   LodgeNet Entertainment
                Corp.(c)...................       2,761,744
    132,300   Martha Stewart Living
                Omnimedia, Inc. -- Class
                A(a)(c)....................       2,176,335
    261,200   Mediacom Communications
                Corp.(a)(c)................       4,769,512
     61,500   Paxson Communications
                Corp.(c)...................         642,675
    263,000   Radio One, Inc. -- Class
                A(c).......................       4,857,610
    172,100   Regent Communications,
                Inc.(c)....................       1,161,675
    283,097   Saga Communications, Inc. --
                Class A(c).................       5,860,108

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2001

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              BROADCAST SERVICES/MEDIA (CONTINUED)
    205,400   Salem Communications Corp. --
                Class A(c).................  $    4,724,200
     76,500   Sinclair Broadcast Group,
                Inc. -- Class A(c).........         723,690
                                             --------------
                                                 84,441,665
                                             --------------
              BUSINESS SERVICES -- 1.58%
    128,300   ABM Industries, Inc. ........       4,022,205
     23,900   Cerner Corp.(a)(c)...........       1,193,327
     57,700   Corporate Executive Board
                Company(a)(c)..............       2,117,590
    346,733   Encompass Service Corp.(c)...       1,005,526
     58,000   MIM Corp.(c).................       1,032,400
    102,300   National Processing,
                Inc.(c)....................       3,324,750
    134,800   NCO Group, Inc.(a)(c)........       3,086,920
     90,700   Paxar Corp.(c)...............       1,287,940
    123,900   Resources Connection,
                Inc.(a)(c).................       3,262,287
     26,000   Watson Wyatt & Company
                Holdings(c)................         566,800
                                             --------------
                                                 20,899,745
                                             --------------
              CHEMICALS -- 0.19%
     49,900   Airgas, Inc.(c)..............         754,488
     28,300   Albemarle Corp. .............         679,200
     16,600   Cytec Industries, Inc.(c)....         448,200
     39,900   Olin Corp. ..................         643,986
                                             --------------
                                                  2,525,874
                                             --------------
              COLLECTIBLES -- 0.05%
     56,800   The Topps Company, Inc.(c)...         690,120
                                             --------------
              COMMERCIAL SERVICES -- 1.02%
     32,800   Boron, LePore & Associates,
                Inc.(c)....................         452,312
     19,400   Chemed Corp. ................         657,660
    146,000   F.Y.I., Inc.(c)..............       4,891,000
    146,570   Iron Mountain, Inc.(a)(c)....       6,419,766
    845,000   Student Advantage, Inc.(c)...       1,064,700
                                             --------------
                                                 13,485,438
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 0.61%
    209,900   Concurrent Computer
                Corp.(c)...................       3,117,015
     67,100   Daisytek International
                Corp.(c)...................         883,707
    103,300   Electronics for Imaging,
                Inc.(c)....................       2,304,623

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              COMPUTERS AND OFFICE EQUIPMENT (CONTINUED)
     76,600   Handspring, Inc.(a)(c).......  $      516,284
     54,000   John H. Harland Company......       1,193,400
                                             --------------
                                                  8,015,029
                                             --------------
              COMPUTER AND SOFTWARE SERVICES -- 8.62%
    137,100   Acclaim Entertainment,
                Inc.(a)(c).................         726,630
     39,900   Activision, Inc.(c)..........       1,037,799
    146,800   Akamai Technologies,
                Inc.(a)(c).................         871,992
    435,000   American Management Systems,
                Inc.(c)....................       7,864,800
     26,000   ANSYS, Inc.(c)...............         640,900
     35,900   Avid Technology, Inc.(c).....         436,185
     19,400   CACI International, Inc. --
                Class A(c).................         766,009
     32,700   Caminus Corp.(c).............         752,100
    302,500   Checkpoint Systems,
                Inc.(a)(c).................       4,053,500
     70,500   Embarcadero Technologies,
                Inc.(a)(c).................       1,706,100
    992,881   Inktomi Corp.(c).............       6,662,232
     64,100   InterCept Group,
                Inc.(a)(c).................       2,621,690
    102,300   Inter-Tel, Inc. .............       1,966,206
     25,600   JDA Software Group,
                Inc.(c)....................         572,160
     42,900   JNI Corp.(c).................         356,499
     36,150   Kronos, Inc.(c)..............       1,748,937
    289,700   Legato Systems, Inc.(c)......       3,757,409
     46,400   Mentor Graphics Corp.(c).....       1,093,648
     63,000   Midway Games, Inc.(c)........         945,630
    218,500   Moldflow Corp.(c)............       3,128,920
    171,900   MRO Software, Inc.(c)........       4,019,022
     47,600   MTS Systems Corp. ...........         481,236
    204,125   Netegrity, Inc.(a)(c)........       3,951,860
    140,000   Novell, Inc.(c)..............         642,600
     47,100   Open Text Corp.(a)(c)........       1,392,276
    259,900   OPNET Technologies,
                Inc.(c)....................       3,745,159
    788,700   Parametric Technology
                Corp.(c)...................       6,159,747
    151,666   PLATO Learning, Inc.(c)......       2,519,172
    300,000   Rational Software Corp.(c)...       5,850,000
    885,600   Redback Networks, Inc.(c)....       3,498,120
    671,563   Red Hat, Inc.(c).............       4,768,097
     22,000   Renaissance Learning,
                Inc.(c)....................         670,340
     66,400   Roxio, Inc.(c)...............       1,098,920
    117,800   S1 Corp.(c)..................       1,906,004
    108,124   SeaChange International,
                Inc.(a)(c).................       3,689,191

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2001

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              COMPUTER AND SOFTWARE SERVICES (CONTINUED)
    109,800   SERENA Software, Inc.(c).....  $    2,387,052
    100,000   Synopsys, Inc.(a)(c).........       5,907,000
     65,028   Take-Two Interactive
                Software, Inc.(a)(c).......       1,051,503
     77,180   TALX Corp. ..................       1,927,956
    600,025   3DO Company(c)...............       1,248,052
     30,400   Tier Technologies, Inc. --
                Class B(c).................         655,424
    354,050   Titan Corp.(a)(c)............       8,833,548
     39,900   Transaction Systems
                Architects, Inc. -- Class
                A(c).......................         489,174
     63,000   Vastera, Inc.(c).............       1,046,430
     27,600   Virage Logic Corp.(c)........         530,748
    234,100   webMethods, Inc.(a)(c).......       3,923,516
                                             --------------
                                                114,101,493
                                             --------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 1.57%
    389,800   Champion Enterprises,
                Inc.(c)....................       4,798,438
     21,900   Crossmann Communities,
                Inc. ......................         722,700
     58,600   Insituform Technologies,
                Inc. -- Class A(c).........       1,498,988
     64,100   KB Home......................       2,570,410
     49,100   Lennox International,
                Inc. ......................         476,270
     31,800   M.D.C. Holdings, Inc. .......       1,201,722
     12,200   Meritage Corp.(c)............         625,860
      9,800   Nortek, Inc.(c)..............         273,420
      7,700   NVR, Inc.(c).................       1,570,800
     18,600   Ryland Group, Inc.(a)........       1,361,520
     15,800   Standard Pacific Corp. ......         384,256
     28,700   Toll Brothers, Inc.(a)(c)....       1,259,930
     41,400   Walter Industries, Inc. .....         468,234
     74,675   Watsco, Inc. ................       1,060,385
     66,600   York International Corp. ....       2,539,458
                                             --------------
                                                 20,812,391
                                             --------------
              CONSUMER GOODS AND SERVICES -- 2.81%
     55,300   American Greetings Corp. --
                Class A(a).................         762,034
    124,900   Coinstar, Inc.(c)............       3,122,500
     39,900   Direct Focus, Inc.(a)(c).....       1,244,880
     36,600   GTECH Holdings Corp.(c)......       1,657,614
    190,700   Helen of Troy, Ltd.(c).......       2,366,587
    103,500   Mohawk Industries,
                Inc.(a)(c).................       5,680,080
    114,900   NBTY, Inc.(c)................       1,344,330
    253,950   1-800 CONTACTS, Inc.(a)(c)...       3,159,138

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              CONSUMER GOODS AND SERVICES (CONTINUED)
    329,623   1-800 FLOWERS.COM,
                Inc.(a)(c).................  $    5,142,119
    118,900   Rayovac Corp.(a)(c)..........       2,092,640
    150,700   Regis Corp. .................       3,885,046
    186,900   RPM, Inc. ...................       2,702,574
     61,800   Salton, Inc.(a)(c)...........       1,166,784
     22,400   Sunrise Assisted Living,
                Inc.(a)(c).................         652,064
     49,900   Toro Company.................       2,245,500
                                             --------------
                                                 37,223,890
                                             --------------
              CORRECTIONAL SERVICES -- 0.12%
     92,000   Cornell Companies, Inc.(c)...       1,623,800
                                             --------------
              DISTRIBUTION -- 0.77%
    101,600   Handleman Company(c).........       1,508,760
     39,900   Hughes Supply, Inc. .........       1,231,713
    182,700   NuCo2, Inc.(a)(c)............       2,196,054
     27,900   ScanSource, Inc.(c)..........       1,328,040
     43,500   Standard Commercial Corp. ...         717,750
     45,700   United Stationers, Inc.(c)...       1,537,805
     45,500   Universal Corp. .............       1,656,655
                                             --------------
                                                 10,176,777
                                             --------------
              EDUCATION -- 1.90%
    112,800   Bright Horizons Family
                Solutions, Inc.(c).........       3,157,272
     76,900   Career Education Corp.(c)....       2,636,132
    471,765   ITT Educational Services,
                Inc.(c)....................      17,393,976
     90,900   Sylvan Learning Systems,
                Inc.(c)....................       2,006,163
                                             --------------
                                                 25,193,543
                                             --------------
              ELECTRONICS -- 2.93%
     65,000   Ansoft Corp.(c)..............         949,000
    144,200   DuraSwitch Industries,
                Inc.(c)....................       1,225,700
     94,000   Littelfuse, Inc.(a)(c).......       2,466,560
    124,675   Merix Corp.(c)...............       2,150,644
     76,500   Methode Electronics, Inc. --
                Class A....................         612,000
    174,800   Optimal Robotics
                Corp.(a)(c)................       6,196,660
     53,559   Pemstar, Inc.(c).............         642,708
     25,300   Planar Systems, Inc.(c)......         533,830
     65,200   Recoton Corp.(c).............         886,720
    210,000   Rogers Corp.(c)..............       6,363,000
    107,950   Signal Technology Corp.(c)...         618,553

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2001

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              ELECTRONICS (CONTINUED)
    472,800   Thomas & Betts Corp. ........  $    9,999,720
    184,600   Universal Electronics,
                Inc.(c)....................       3,176,966
    184,700   Zygo Corp.(c)................       2,936,730
                                             --------------
                                                 38,758,791
                                             --------------
              ENGINEERING -- 0.52%
     22,200   EMCOR Group, Inc.(c).........       1,007,880
    152,100   Michael Baker Corp.(c).......       2,311,920
     70,100   TRC Companies, Inc.(c).......       3,505,000
                                             --------------
                                                  6,824,800
                                             --------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 1.34%
    295,920   Allied Waste Industries,
                Inc.(c)....................       4,160,635
    344,700   Casella Waste Systems,
                Inc. -- Class A(c).........       5,105,007
     62,500   Catalytica Energy Systems,
                Inc.(c)....................         285,625
    151,500   Republic Services, Inc.(c)...       3,025,455
    113,200   Waste Connections,
                Inc.(a)(c).................       3,508,068
    250,600   Waste Holdings, Inc.(c)......       1,578,780
                                             --------------
                                                 17,663,570
                                             --------------
              EQUIPMENT RENTAL AND LEASING -- 0.21%
    174,100   Aaron Rents, Inc. -- Class
                B..........................       2,837,830
                                             --------------
              FINANCE -- 0.64%
     20,700   Actrade Financial
                Technologies, Ltd.(a)(c)...         609,615
    260,590   Allied Capital Corp. ........       6,775,340
     33,100   Doral Financial Corp. .......       1,033,051
                                             --------------
                                                  8,418,006
                                             --------------
              FOOD AND BEVERAGE -- 0.92%
    104,503   American Italian Pasta
                Company -- Class A(c)......       4,392,261
     30,600   Constellation Brands, Inc. --
                Class A(c).................       1,311,210
     79,200   Del Monte Foods Company(c)...         673,992
     42,500   Dole Food Company, Inc. .....       1,140,275
     15,800   Fleming Companies, Inc.(a)...         292,300
     41,400   Interstate Bakeries Corp. ...       1,001,052
    406,500   Monterey Pasta Company(c)....       3,032,490
     26,900   Pilgrim's Pride
                Corp. -- Class B...........         364,495
                                             --------------
                                                 12,208,075
                                             --------------
              FUNERAL SERVICES -- 0.13%
    275,200   Stewart Enterprises, Inc. --
                Class A(c).................       1,648,448
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              INSURANCE -- 1.17%
     14,500   Delphi Financial Group,
                Inc. -- Class A............  $      482,850
    122,100   First American Corp.(a)......       2,288,154
     65,700   Landamerica Financial Group,
                Inc. ......................       1,885,590
     38,600   National Western Life
                Insurance Company -- Class
                A(c).......................       4,292,320
      6,800   Philadelphia Consolidated
                Holding Corp.(c)...........         256,428
    161,600   Scottish Annuity & Life
                Holdings, Ltd. ............       3,126,960
     22,600   StanCorp Financial Group,
                Inc. ......................       1,067,850
     30,200   Triad Guaranty, Inc.(c)......       1,095,354
    151,700   Universal American Financial
                Corp.(c)...................       1,030,043
                                             --------------
                                                 15,525,549
                                             --------------
              INTERNET -- 2.50%
    325,350   Alloy Online, Inc.(a)(c).....       7,004,786
     53,400   AsiaInfo Holdings, Inc.(c)...         930,228
    497,900   CNET Networks, Inc.(c).......       4,466,163
  1,105,500   Covad Communications Group,
                Inc.(c)....................       3,161,730
     55,300   DigitalThink, Inc.(c)........         597,240
    325,200   EarthLink, Inc.(c)...........       3,957,684
     84,700   FreeMarkets, Inc.(a)(c)......       2,030,259
     18,600   Global Sports, Inc.(a)(c)....         371,070
     73,900   McAfee.com Corp. -- Class
                A(a)(c)....................       2,505,949
     29,700   Overture Services,
                Inc.(a)(c).................       1,052,271
    316,900   Priceline.com, Inc.(c).......       1,844,358
     89,400   Register.com, Inc.(c)........       1,028,100
     78,600   Travelocity.com,
                Inc.(a)(c).................       2,256,606
     98,800   Tumbleweed Communications
                Corp.(c)...................         586,872
     40,600   Websense, Inc.(c)............       1,302,042
                                             --------------
                                                 33,095,358
                                             --------------
              LEISURE AND RECREATION -- 1.31%
    318,868   AMC Entertainment, Inc.(c)...       3,826,416
     32,500   Ameristar Casinos, Inc.(c)...         814,125
     86,100   Aztar Corp.(c)...............       1,575,630
    195,300   Isle of Capri Casinos,
                Inc.(c)....................       2,613,114

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2001

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              LEISURE AND RECREATION (CONTINUED)
    132,000   MTR Gaming Group, Inc.(c)....  $    2,112,000
     52,800   Penn National Gaming,
                Inc.(c)....................       1,601,952
     31,800   Polaris Industries, Inc. ....       1,836,450
    263,900   Station Casinos,
                Inc.(a)(c).................       2,953,041
                                             --------------
                                                 17,332,728
                                             --------------
              MACHINERY -- 0.75%
     21,600   Flowserve Corp.(c)...........         574,776
     38,200   Graco, Inc. .................       1,491,710
     68,600   JLG Industries, Inc. ........         730,590
     88,600   Joy Global, Inc.(a)(c).......       1,488,480
     24,500   Kennametal, Inc. ............         986,615
     50,900   Lincoln Electric Holdings,
                Inc. ......................       1,243,996
     21,000   Manitowoc Company, Inc. .....         653,100
     72,900   Stewart & Stevenson Services,
                Inc. ......................       1,371,249
     19,600   Tecumseh Products Company --
                Class A....................         992,348
      8,000   Zebra Technologies Corp. --
                Class A(c).................         444,080
                                             --------------
                                                  9,976,944
                                             --------------
              MANUFACTURING -- 1.71%
    145,500   Applied Films Corp.(a)(c)....       4,546,875
     87,000   Armor Holdings, Inc.(a)(c)...       2,348,130
      8,400   Ball Corp. ..................         593,880
     36,900   Briggs & Stratton Corp.(a)...       1,575,630
    266,500   C&D Technologies, Inc.(a)....       6,089,525
     15,600   Engineered Support Systems,
                Inc. ......................         533,676
     50,850   Griffon Corp.(c).............         762,750
     81,200   Ivex Packaging Corp.(c)......       1,542,800
     17,700   Lancaster Colony Corp. ......         628,527
    139,800   Lydall, Inc.(c)..............       1,398,000
     11,900   Powell Industries, Inc.(c)...         223,363
     49,100   Roper Industries, Inc. ......       2,430,450
                                             --------------
                                                 22,673,606
                                             --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 9.33%
     45,800   Accredo Health, Inc.(c)......       1,818,260
     85,400   American Healthways,
                Inc.(c)....................       2,727,676
    138,500   Community Health
                Care(a)(c).................       3,531,750
     67,940   DIANON Systems, Inc.(c)......       4,130,752
     71,200   Healthcare Services Group,
                Inc.(c)....................         733,360
  1,464,800   HEALTHSOUTH Corp.(c).........      21,708,336

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              MEDICAL AND OTHER HEALTH SERVICES (CONTINUED)
     62,300   IDEXX Laboratories,
                Inc.(c)....................  $    1,776,173
    650,000   IMS Health, Inc. ............      12,681,500
    580,000   Lincare Holdings, Inc.(c)....      16,617,000
    121,800   MedCath Corp.(c).............       2,043,804
    112,600   Mid Atlantic Medical
                Services, Inc.(c)..........       2,556,020
     47,900   National Dentex Corp.(c).....       1,158,222
     41,700   NDCHealth Corp. .............       1,440,735
    194,437   Orthodontic Centers of
                America, Inc.(a)(c)........       5,930,328
     52,800   PacifiCare Health Systems,
                Inc.(a)(c).................         844,800
     74,800   Province Healthcare
                Company(a)(c)..............       2,308,328
    120,934   Renal Care Group, Inc.(c)....       3,881,981
    299,400   Select Medical Corp.(c)......       4,814,352
    418,748   Triad Hospitals, Inc.(c).....      12,290,254
      4,200   Unilab Corp.(c)..............         105,420
    388,800   Universal Health Services,
                Inc. -- Class B(c).........      16,632,864
    166,750   U.S. Physical Therapy,
                Inc.(c)....................       2,694,680
    188,600   VitalWorks, Inc.(c)..........       1,065,590
                                             --------------
                                                123,492,185
                                             --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 2.74%
    346,100   BriteSmile, Inc.(a)(c).......       1,730,500
     65,500   Bruker Daltonics,
                Inc.(a)(c).................       1,070,925
     85,100   Closure Medical
                Corp.(a)(c)................       1,987,936
     76,100   Conceptus, Inc.(c)...........       1,795,960
     90,000   Conceptus, Inc.(c)(d)........       1,699,200
     52,950   CONMED Corp.(c)..............       1,056,882
     44,600   Cooper Companies, Inc. ......       2,229,108
     54,300   Cytyc Corp.(a)(c)............       1,417,230
     20,600   Datascope Corp. .............         698,752
     47,900   Diagnostic Products Corp. ...       2,105,205
     25,400   Edwards Lifesciences
                Corp.(c)...................         701,802
     18,600   Henry Schein, Inc.(c)........         688,758
    179,200   Luminex Corp.(a)(c)..........       3,039,232
     84,300   Mentor Corp. ................       2,407,608
     15,000   Ocular Sciences, Inc.(c).....         349,500
    285,000   Owens & Minor, Inc. .........       5,272,500
     35,500   Possis Medical, Inc.(c)......         618,410
     40,900   Sola International,
                Inc.(c)....................         793,460
     29,700   Techne Corp.(c)..............       1,094,445

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2001

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              MEDICAL EQUIPMENT AND SUPPLIES (CONTINUED)
     27,700   Varian Medical Systems,
                Inc.(c)....................  $    1,973,902
     88,800   Zoll Medical Corp.(a)(c).....       3,457,872
                                             --------------
                                                 36,189,187
                                             --------------
              METALS AND MINING -- 0.21%
     50,900   Cleveland-Cliffs, Inc.(a)....         931,470
     22,100   Quanex Corp. ................         625,430
     31,500   Ryerson Tull, Inc. ..........         346,500
     59,700   Worthington Industries,
                Inc. ......................         847,740
                                             --------------
                                                  2,751,140
                                             --------------
              OIL, COAL AND GAS -- 2.89%
    174,300   Berry Petroleum Company --
                Class A....................       2,736,510
     56,600   Cabot Oil & Gas Corp. --
                Class A....................       1,361,230
    320,200   Chesapeake Energy
                Corp.(a)(c)................       2,116,522
     29,300   Energen Corp. ...............         722,245
    141,689   Evergreen Resources,
                Inc.(a)(c).................       5,470,612
     71,700   Houston Exploration
                Company(c).................       2,407,686
     28,300   Key Production Company,
                Inc.(c)....................         481,100
     54,800   Oceaneering International,
                Inc.(c)....................       1,212,176
    132,500   Peabody Energy Corp.(a)......       3,735,175
     50,400   Penn Virginia Corp. .........       1,718,640
    108,839   Rowan Companies, Inc.(c).....       2,108,211
    237,300   Superior Energy Services,
                Inc.(c)....................       2,052,645
    157,300   Tesoro Petroleum Corp.(c)....       2,062,203
     70,300   TETRA Technologies,
                Inc.(c)....................       1,472,785
     94,800   Tom Brown, Inc.(c)...........       2,560,548
    122,500   Vintage Petroleum, Inc. .....       1,770,125
    264,300   Willbros Group, Inc.(c)......       4,228,800
                                             --------------
                                                 38,217,213
                                             --------------
              OIL AND GAS: EQUIPMENT -- 0.12%
     11,400   CARBO Ceramics, Inc. ........         446,424
     24,500   Hydril Company(c)............         431,935
     17,700   Lone Star Technologies,
                Inc.(c)....................         311,520
     46,800   NS Group, Inc.(c)............         350,064
                                             --------------
                                                  1,539,943
                                             --------------
              PAPER AND FOREST PRODUCTS -- 0.06%
     50,600   Glatfelter...................         788,348
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              PHARMACEUTICALS -- 1.55%
     83,000   Alkermes, Inc.(a)(c).........  $    2,187,880
     64,700   Atrix Laboratories,
                Inc.(c)....................       1,333,467
    124,600   Connetics Corp.(c)...........       1,482,740
     41,200   Guilford Pharmaceuticals,
                Inc.(c)....................         494,400
     54,900   Interneuron Pharmacuticals,
                Inc.(a)(c).................         608,841
     25,100   K-V Pharmaceutical Company --
                Class A(c).................         740,450
     67,400   Medicis Pharmaceutical
                Corp. -- Class A(c)........       4,353,366
     81,700   Penwest Pharmaceuticals
                Company(c).................       1,638,085
    172,800   Perrigo Company(c)...........       2,042,496
    209,700   POZEN, Inc.(c)...............       1,100,925
     85,600   Priority Healthcare Corp. --
                Class B(c).................       3,012,264
     53,300   Syncor International
                Corp.(a)(c)................       1,526,512
                                             --------------
                                                 20,521,426
                                             --------------
              PRINTING -- 0.09%
     43,900   Bowne & Company, Inc. .......         561,920
     31,500   Consolidated Graphics,
                Inc.(c)....................         606,375
                                             --------------
                                                  1,168,295
                                             --------------
              PUBLISHING -- 0.60%
    141,600   John Wiley & Sons, Inc. --
                Class A....................       3,261,048
    171,400   Journal Register
                Company(c).................       3,606,256
     21,600   Scholastic Corp.(a)(c).......       1,087,128
                                             --------------
                                                  7,954,432
                                             --------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.33%
    157,700   St. Joe Company..............       4,376,175
                                             --------------
              REAL ESTATE INVESTMENT TRUSTS -- 2.17%
     79,550   Annaly Mortgage Management,
                Inc. ......................       1,272,800
     32,600   Bedford Property Investors,
                Inc. ......................         733,500
     83,400   Boykin Lodging Company.......         664,698
     11,600   Camden Property Trust........         425,720
     55,300   Capital Automotive REIT......       1,099,917
    123,669   Chateau Communities, Inc. ...       3,697,703
     46,800   Developers Diversified Realty
                Corp. .....................         893,880
    231,500   Equity Inns, Inc. ...........       1,532,530
     43,300   Essex Property Trust,
                Inc. ......................       2,139,453

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2001

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
     85,800   First Industrial Realty
                Trust, Inc. ...............  $    2,668,380
     38,700   Gables Residential Trust.....       1,145,520
     17,700   Highwoods Properties,
                Inc. ......................         459,315
    111,100   HRPT Properties Trust........         962,126
    111,000   JDN Realty Corp. ............       1,368,630
     39,100   Keystone Property Trust......         511,819
     36,500   Kilroy Realty Corp. .........         958,855
     39,900   Koger Equity, Inc. ..........         650,370
     35,100   National Health Investors,
                Inc. ......................         519,480
     14,000   Post Properties, Inc. .......         497,140
     26,600   Regency Centers Corp. .......         738,150
     38,900   Shurgard Storage Centers,
                Inc. -- Class A............       1,244,800
     50,200   SL Green Realty Corp. .......       1,541,642
     39,700   Sovran Self Storage, Inc. ...       1,236,655
     32,400   Town & Country Trust.........         677,160
     46,900   Universal Health Realty
                Income Trust...............       1,102,150
                                             --------------
                                                 28,742,393
                                             --------------
              RESEARCH AND DEVELOPMENT -- 1.62%
     75,800   ACLARA BioSciences,
                Inc.(c)....................         384,306
    143,250   Albany Molecular Research,
                Inc.(c)....................       3,794,693
     34,500   Antigenics, Inc.(c)..........         565,800
    186,700   ArQule, Inc.(c)..............       3,173,900
     75,600   Bio-Technology General
                Corp.(c)...................         622,188
     47,100   Charles River Laboratories
                International, Inc.(c).....       1,576,908
    111,100   CuraGen Corp.(a)(c)..........       2,485,307
     28,700   Digene Corp.(c)..............         846,650
     33,800   Diversa Corp.(c).............         478,270
    104,800   Exact Sciences Corp.(a)(c)...       1,075,248
     55,400   Immunomedics, Inc.(a)(c).....       1,122,404
    107,200   La Jolla Pharmaceutical
                Company(c).................         958,368
     43,700   Martek Biosciences
                Corp.(c)...................         950,475
     31,100   Neurocrine Biosciences,
                Inc.(c)....................       1,595,741
     74,500   SangStat Medical Corp.(c)....       1,463,180
     23,700   VaxGen, Inc.(a)(c)...........         274,920
                                             --------------
                                                 21,368,358
                                             --------------
              RESEARCH & DEVELOPMENT: AGRICULTURE -- 0.15%
    112,200   Embrex, Inc.(c)..............       2,008,380
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              RETAIL -- 7.97%
    130,200   AnnTaylor Stores
                Corp.(a)(c)................  $    4,557,000
     25,000   Bebe Stores, Inc.(c).........         466,500
    537,050   Big Lots, Inc. ..............       5,585,320
     47,800   Cato Corp. -- Class A........         903,420
     18,800   Chico's FAS, Inc.(a)(c)......         746,360
    184,600   Copart, Inc.(c)..............       6,713,902
    464,250   dELIA*s Corp. -- Class
                A(c).......................       2,878,350
    133,000   Duane Reade, Inc.(a)(c)......       4,036,550
    100,800   Duckwall -- ALCO Stores,
                Inc.(c)....................         997,920
     44,840   Fred's, Inc. ................       1,836,646
    109,150   Genesco, Inc.(a)(c)..........       2,265,954
     51,300   Group 1 Automotive,
                Inc.(c)....................       1,462,563
    198,500   Guitar Center, Inc.(c).......       2,707,540
     89,400   Hancock Fabrics, Inc. .......       1,175,610
     73,750   Hibbet Sporting Goods,
                Inc.(c)....................       2,234,625
    486,800   Hollywood Entertainment
                Corp.(a)(c)................       6,956,372
    126,800   Hot Topic, Inc.(a)(c)........       3,980,252
     49,700   Movie Gallery, Inc.(c).......       1,210,692
     22,200   Payless ShoeSource,
                Inc.(c)....................       1,246,530
     46,800   Rent-A-Center, Inc.(a)(c)....       1,571,076
    300,000   Ross Stores, Inc. ...........       9,624,000
    950,000   Saks, Inc.(c)................       8,873,000
    157,300   School Specialty, Inc.(c)....       3,599,024
     90,000   SCP Pool Corp.(c)............       2,470,500
     48,500   7-Eleven, Inc.(c)............         567,935
     44,900   TBC Corp.(c).................         601,211
    503,927   The Finish Line, Inc. --
                Class A(c).................       7,705,044
     65,600   The Pep Boys -- Manny, Moe &
                Jack.......................       1,125,040
     80,900   Too, Inc.(c).................       2,224,750
    312,611   United Auto Group, Inc.(c)...       8,068,490
     33,000   Urban Outfitters, Inc.(c)....         795,960
    367,177   West Marine, Inc.(c).........       5,393,830
     39,900   Wet Seal, Inc. -- Class
                A(c).......................         939,645
                                             --------------
                                                105,521,611
                                             --------------
              RETAIL: RESTAURANTS -- 4.17%
    338,000   Applebee's International,
                Inc. ......................      11,559,600
    139,300   Benihana, Inc. -- Class
                A(c).......................       2,096,465
     34,700   CBRL Group, Inc. ............       1,021,568
     69,350   CEC Entertainment, Inc.(c)...       3,009,097

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2001

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              RETAIL: RESTAURANTS (CONTINUED)
    179,300   Famous Dave's of America,
                Inc.(c)....................  $    1,310,683
     49,700   Krispy Kreme Doughnuts,
                Inc.(a)(c).................       2,196,740
    112,700   Landry's Restaurants,
                Inc. ......................       2,101,855
    131,700   Outback Steakhouse,
                Inc.(c)....................       4,510,725
     19,800   Panera Bread Company -- Class
                A(c).......................       1,030,392
     53,400   Papa John's International,
                Inc.(c)....................       1,467,432
    133,800   Rare Hospitality
                International, Inc.(c).....       3,015,852
    953,200   Ruby Tuesday, Inc. ..........      19,664,516
    101,900   Ryan's Family Steak Houses,
                Inc.(c)....................       2,206,135
                                             --------------
                                                 55,191,060
                                             --------------
              RETAIL: SUPERMARKET -- 0.35%
     66,400   Casey's General Stores,
                Inc. ......................         989,360
    148,000   Pathmark Stores, Inc.(c).....       3,649,680
                                             --------------
                                                  4,639,040
                                             --------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.82%
     26,400   Electro Scientific
                Industries, Inc.(c)........         792,264
     17,000   FEI Company(c)...............         535,670
     23,900   Fisher Scientific
                International, Inc.(c).....         697,880
     19,600   FLIR Systems, Inc.(c)........         743,232
     57,100   Itron, Inc.(a)(c)............       1,730,130
     39,900   MagneTek, Inc.(c)............         359,499
     22,100   Mettler-Toledo International,
                Inc.(c)....................       1,145,885
     72,900   Photon Dynamics, Inc.(c).....       3,327,885
    110,900   Seitel, Inc.(c)..............       1,508,240
                                             --------------
                                                 10,840,685
                                             --------------
              SEMICONDUCTORS -- 4.64%
     82,700   Actel Corp.(c)...............       1,646,557
    404,700   Alpha Industries,
                Inc.(a)(c).................       8,822,460
     31,600   Artisan Components,
                Inc.(c)....................         499,280
     87,900   AstroPower, Inc.(a)(c).......       3,553,797
    144,800   Axcelis Technologies,
                Inc.(c)....................       1,866,472
     59,800   Cohu, Inc. ..................       1,181,050
    196,800   Cypress Semiconductor
                Corp.(c)...................       3,922,224
    151,000   DuPont Photomasks, Inc.(c)...       6,560,950
    121,100   ESS Technology, Inc.(c)......       2,574,586

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              SEMICONDUCTORS (CONTINUED)
     67,800   FSI International, Inc.(c)...  $      625,116
     19,200   Kulicke and Soffa Industries,
                Inc.(c)....................         329,280
    107,350   LTX Corp.(a)(c)..............       2,247,909
     34,900   Microsemi Corp.(c)...........       1,036,530
     70,000   Microtune, Inc.(c)...........       1,642,200
    149,100   Monolithic System Technology,
                Inc.(a)(c).................       3,071,460
     52,200   Nanometrics, Inc.(c).........       1,012,680
     33,200   Numerical Technologies,
                Inc.(a)(c).................       1,168,640
    145,600   O2Micro International,
                Ltd.(c)....................       3,501,680
    102,500   Pericom Semiconductor
                Corp.(c)...................       1,486,250
    100,200   PLX Technology, Inc.(c)......       1,263,522
    138,300   Power Integrations,
                Inc.(a)(c).................       3,158,772
    118,000   Sage, Inc.(c)................       4,374,260
     43,700   Silicon Laboratories,
                Inc.(a)(c).................       1,473,127
     43,500   Xicor, Inc.(c)...............         482,850
    118,950   Zoran Corp.(c)...............       3,882,528
                                             --------------
                                                 61,384,180
                                             --------------
              STORAGE -- 0.48%
    162,700   Mobile Mini, Inc.(c).........       6,364,824
                                             --------------
              TELECOMMUNICATIONS EQUIPMENT AND
              SERVICES -- 4.32%
    199,700   Aether Systems, Inc.(a)(c)...       1,837,240
    391,277   Aeroflex, Inc.(c)............       7,406,874
     34,800   AirGate PCS, Inc.(c).........       1,585,140
     42,600   Alamosa Holdings, Inc.(c)....         508,218
    130,500   Anaren Microwave, Inc.(c)....       2,260,260
     45,400   Anixter International,
                Inc.(a)(c).................       1,317,054
     50,600   Audiovox Corp. -- Class
                A(c).......................         377,476
     23,400   Belden, Inc. ................         551,070
    275,450   Boston Communications Group,
                Inc.(c)....................       3,126,357
     85,700   Centennial Communications
                Corp. -- Class A(c)........         877,568
     94,000   Commonwealth Telephone
                Enterprises, Inc.(c).......       4,277,000
    467,950   Dobson Communications
                Corp. -- Class A(c)........       3,996,293
    157,900   EMS Technologies, Inc.(c)....       2,539,032
     69,600   General Cable Corp. .........         911,760
     61,800   General Communications,
                Inc. -- Class A(c).........         527,154

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2001

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
              (CONTINUED)
     33,900   Harmonic, Inc.(c)............  $      407,478
     14,800   Metro One Telecommunications,
                Inc.(a)(c).................         447,700
    102,400   NMS Communications
                Corp.(c)...................         493,568
    106,200   NTELOS, Inc.(a)(c)...........       1,645,038
    206,130   Price Communications
                Corp.(c)...................       3,935,022
    151,200   Rural Cellular Corp. -- Class
                A(a)(c)....................       3,364,200
    157,500   SBA Communications
                Corp.(a)(c)................       2,050,650
    215,350   Somera Communications,
                Inc.(c)....................       1,625,892
    289,400   SpectraLink Corp.(c).........       4,957,422
    407,300   Spectrasite Holdings,
                Inc.(a)(c).................       1,462,207
    206,700   SymmetriCom, Inc.(c).........       1,572,987
    237,600   UbiquiTel, Inc.(c)...........       1,770,120
    131,900   US Unwired, Inc. -- Class
                A(c).......................       1,342,742
                                             --------------
                                                 57,173,522
                                             --------------
              TRANSPORTATION: FREIGHT -- 1.95%
    430,000   Airborne, Inc. ..............       6,376,900
     35,000   Alexander & Baldwin, Inc. ...         934,500
    148,700   CNF, Inc. ...................       4,988,885
    217,000   EGL, Inc.(a)(c)..............       3,027,150
     84,100   Overseas Shipholding Group,
                Inc. ......................       1,892,250
     96,200   Petroleum Helicopters,
                Inc.(c)....................       1,890,330
    264,127   Pittston Brink's Group.......       5,837,207
     65,000   Sea Containers, Ltd. ........         889,200
                                             --------------
                                                 25,836,422
                                             --------------
              TRANSPORTATION: SERVICES -- 0.35%
     93,600   Offshore Logistics,
                Inc.(c)....................       1,662,336
    131,900   Ryder System, Inc. ..........       2,921,585
                                             --------------
                                                  4,583,921
                                             --------------
              UTILITIES: ELECTRIC -- 1.24%
     59,300   Cleco Corp. .................       1,302,821
     89,300   Covanta Energy Corp.(c)......         403,636
    871,700   El Paso Electric
                Company(c).................      12,639,650
    113,600   FuelCell Energy,
                Inc.(a)(c).................       2,060,704
                                             --------------
                                                 16,406,811
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              UTILITIES: GAS -- 0.34%
     47,700   AGL Resources, Inc. .........  $    1,098,054
     32,200   Peoples Energy Corp. ........       1,221,346
     71,000   UGI Corp.(a).................       2,144,200
                                             --------------
                                                  4,463,600
                                             --------------
              TOTAL COMMON STOCK
              (Cost $1,089,400,350)........   1,270,973,439
                                             --------------
              REGULATED INVESTMENT COMPANY -- 0.47%
  6,233,817   Merrimac Cash Fund -- Premium
                Class(b) (Cost
                $6,233,817)................       6,233,817
                                             --------------
 PRINCIPAL
 ---------
              TIME DEPOSITS -- 6.31%
$ 7,083,885   American Express Centurion
                Bank, 1.89%, 01/22/02(b)...       7,083,885
 32,585,863   Bank of Nova Scotia, 2.04%,
                02/15/02(b)................      32,585,863
 17,101,323   Bayerische HypoVereinsbank,
                1.92%, 02/05/02(b).........      17,101,323
  4,250,331   Bayerische HypoVereinsbank,
                1.81%, 03/18/02(b).........       4,250,331
  7,083,885   BNP Paribas, 1.84%,
                01/09/02(b)................       7,083,885
  8,500,659   Credit Agricole Indosuez,
                1.70%, 01/07/02(b).........       8,500,659
  5,456,492   Fleet National Bank, 1.95%,
                01/02/02(b)................       5,456,492
  1,416,778   Royal Bank Of Canada, 1.69%,
                01/07/02(b)................       1,416,778
                                             --------------
              TOTAL TIME DEPOSITS (Cost
              $83,479,216).................      83,479,216
                                             --------------
              SHORT TERM CORPORATE NOTES -- 8.32%
 35,419,420   Credit Suisse First Boston
                Corp., Floating Rate,
                1.98%(+), 05/07/02(b)......      35,419,420
 10,956,063   First Union National Bank,
                Floating Rate, 1.54%(+),
                03/12/02(b)................      10,956,063
  4,737,531   Goldman Sachs Group, Inc.,
                Floating Rate, 1.54%(+),
                02/05/02(b)................       4,737,531
  5,667,107   Merrill Lynch & Company,
                Floating Rate, 1.64%(+),
                11/26/02(b)................       5,667,107
 21,251,651   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                1.93%(+), 01/03/02(b)......      21,251,651

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2001

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$ 4,250,331   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                1.61%(+), 05/09/02(b)......  $    4,250,331
 27,835,535   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                1.93%(+), 06/28/02(b)......      27,835,535
                                             --------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $110,117,638)....     110,117,638
                                             --------------
              TOTAL SECURITIES (Cost
              $1,289,231,021)..............   1,470,804,110
                                             --------------
              REPURCHASE AGREEMENTS -- 4.52%
    149,474   With Investors Bank & Trust,
                dated 12/31/01, 1.40%, due
                01/02/02, repurchase
                proceeds at maturity
                $149,486 (Collateralized by
                Fannie Mae, 5.801%, due
                06/01/06, with a value of
                $156,948)..................         149,474
  7,123,778   With Morgan Stanley Dean
                Witter & Company, dated
                12/31/01, 0.55%, due
                01/02/02, repurchase
                proceeds at maturity
                $7,123,996 (Collateralized
                by U.S. Treasury Notes,
                7.25%, due 05/15/04, with a
                value of $7,274,728).......       7,123,778
  8,146,833   With Investors Bank & Trust,
                dated 12/31/01, 1.40%, due
                01/02/02, repurchase
                proceeds at maturity
                $8,147,467 (Collateralized
                by Fannie Mae Adjustable
                Rate Mortgage, 6.194%, due
                06/01/29, with a value of
                $8,554,575)(e).............       8,146,833
 11,126,982   With Investors Bank & Trust,
                dated 12/31/01, 1.40%, due
                01/02/02, repurchase
                proceeds at maturity
                $11,127,848 (Collateralized
                by Freddie Mac Adjustable
                Rate Mortgage, 7.045%, due
                05/01/28, with a value of
                $11,683,398)...............      11,126,982

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE AGREEMENTS (CONTINUED)
$13,300,922   With Morgan Stanley Dean
                Witter & Company, dated
                12/31/01, 0.55%, due
                01/02/02, repurchase
                proceeds at maturity
                $13,301,328 (Collateralized
                by U.S. Treasury Notes,
                7.25%, due 05/15/04, with a
                value of $13,575,845)......  $   13,300,922
 19,985,119   With Investors Bank & Trust,
                dated 12/31/01, 1.40%, due
                01/02/02, repurchase
                proceeds at maturity
                $19,986,673 (Collateralized
                by Fannie Mae, 6.00%, due
                06/25/29, with a value of
                $20,984,375)...............      19,985,119
                                             --------------
              TOTAL REPURCHASE AGREEMENTS
              (Cost $59,833,108)...........      59,833,108
                                             --------------
              Total Investments -- 115.67%
              (Cost $1,349,064,129)........   1,530,637,218
              Liabilities less other
              assets -- (15.67)%...........    (207,413,378)
                                             --------------
              NET ASSETS -- 100.00%........  $1,323,223,840
                                             ==============

The aggregate cost of securities for federal income tax purposes at December 31, 2001 is $1,304,094,636.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation.......  $  260,492,571
    Gross unrealized depreciation.......     (93,783,097)
                                          --------------
    Net unrealized appreciation.........  $  166,709,474
                                          ==============

---------------

(a)  All or part of this security is on loan.
(b)  Collateral for securities on loan.
(c)  Non-income producing security.
(d) At December 31, 2001, the Portfolio held a restricted security amounting to 0.128% of net assets. The Portfolio will not bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of the security.
(e) A portion of this security is segregated as initial margin for futures contracts.
(+) Variable rate security. Interest rate is based on the Federal Funds Rate. The rate shown was in effect at December 31, 2001.

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2001

       SHARES                                               VALUE
       ------                                           -------------
                        COMMON STOCK -- 98.64%
                        CHEMICALS -- 2.13%
         100,000        Cabot Microelectronics
                          Corp.(a)(c).................  $   7,925,000
                                                        -------------
                        COMPUTER SOFTWARE AND SERVICES -- 14.33%
          80,000        Affiliated Computer Services,
                          Inc. -- Class A(a)(c).......      8,490,400
         247,470        ATI Technologies, Inc.(c).....      3,142,869
         325,000        Cadence Design Systems,
                          Inc.(c).....................      7,124,000
         220,000        Check Point Software
                          Technologies, Ltd.(a)(c)....      8,775,800
         194,500        Numerical Technologies,
                          Inc.(a)(c)..................      6,846,400
         200,000        Open Text Corp.(a)(c).........      5,912,000
         210,000        PeopleSoft, Inc.(c)...........      8,442,000
          70,000        Symantec Corp.(a)(c)..........      4,643,100
                                                        -------------
                                                           53,376,569
                                                        -------------
                        CONSUMER GOODS AND SERVICES -- 1.47%
         100,000        Mohawk Industries,
                          Inc.(a)(c)..................      5,488,000
                                                        -------------
                        ELECTRONICS -- 4.50%
         350,000        Flextronics International,
                          Inc.(c).....................      8,396,500
         221,000        FLIR Systems, Inc.(c).........      8,380,320
                                                        -------------
                                                           16,776,820
                                                        -------------
                        ENVIRONMENTAL MANAGEMENT SERVICES -- 0.98%
          60,000        Stericycle, Inc.(c)...........      3,652,800
                                                        -------------
                        FINANCIAL SERVICES -- 6.31%
         145,000        Citigroup, Inc. ..............      7,319,600
         346,000        Concord EFS, Inc.(a)(c).......     11,341,880
          90,000        MBIA, Inc. ...................      4,826,700
                                                        -------------
                                                           23,488,180
                                                        -------------
                        FOOD AND BEVERAGES -- 6.15%
         200,000        Archer-Daniels-Midland
                          Company.....................      2,870,000
         130,000        Constellation Brands,
                          Inc. -- Class A(c)..........      5,570,500
         400,000        Fleming Companies, Inc. ......      7,400,000
         300,000        Pepsi Bottling Group, Inc. ...      7,050,000
                                                        -------------
                                                           22,890,500
                                                        -------------
                        INTERNET -- 4.74%
         125,000        eBay, Inc.(a)(c)..............      8,362,500
         360,000        Network Associates,
                          Inc.(a)(c)..................      9,306,000
                                                        -------------
                                                           17,668,500
                                                        -------------

       SHARES                                               VALUE
       ------                                           -------------
                        COMMON STOCK (CONTINUED)
                        LEISURE AND RECREATION -- 2.20%
         120,000        International Game
                          Technology(c)...............  $   8,196,000
                                                        -------------
                        MANUFACTURING -- 4.94%
          57,000        SPX Corp.(a)(c)...............      7,803,300
         180,000        Tyco International, Ltd. .....     10,602,000
                                                        -------------
                                                           18,405,300
                                                        -------------
                        MEDICAL AND OTHER HEALTH SERVICES -- 2.14%
         115,000        Trigon Healthcare, Inc.(c)....      7,986,750
                                                        -------------
                        MEDICAL EQUIPMENT AND SUPPLIES -- 6.26%
          85,455        Biomet, Inc. .................      2,640,559
         255,000        Cytyc Corp.(c)................      6,655,500
         195,000        Henry Schein, Inc. ...........      7,220,850
         110,000        Invitrogen Corp.(a)(c)........      6,812,300
                                                        -------------
                                                           23,329,209
                                                        -------------
                        OIL, COAL AND GAS -- 1.27%
         270,000        XTO Energy, Inc.(a)...........      4,725,000
                                                        -------------
                        PHARMACEUTICALS -- 17.11%
         280,000        AdvancePCS(c).................      8,218,000
         118,000        Forest Laboratories,
                          Inc.(c).....................      9,670,100
         410,000        IVAX Corp.(a)(c)..............      8,257,400
         356,000        King Pharmaceuticals,
                          Inc.(c).....................     14,998,280
         155,000        Priority Healthcare Corp. --
                          Class B(c)..................      5,454,450
         325,000        SICOR, Inc.(c)................      5,096,000
         155,000        Taro Pharmaceutical
                          Industries, Ltd.(c).........      6,192,250
          95,000        Teva Pharmaceutical
                          Industries, Ltd.(ADR)(a)....      5,854,850
                                                        -------------
                                                           63,741,330
                                                        -------------
                        RETAIL -- 7.15%
         155,000        BJ's Wholesale Club,
                          Inc.(c).....................      6,835,500
          90,000        Bed Bath & Beyond, Inc.(c)....      3,051,000
         418,250        Circuit City Stores, Inc. --
                          CarMax Group(a)(c)..........      9,511,005
         220,000        Michaels Stores, Inc.(c)......      7,249,000
                                                        -------------
                                                           26,646,505
                                                        -------------
                        RETAIL: RESTAURANT -- 1.80%
         225,000        Brinker International,
                          Inc.(c).....................      6,696,000
                                                        -------------
                        RETAIL: SUPERMARKETS -- 1.30%
         232,470        Kroger Company(c).............      4,851,649
                                                        -------------

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                               DECEMBER 31, 2001

       SHARES                                               VALUE
       ------                                           -------------
                        COMMON STOCK (CONTINUED)
                        SCIENTIFIC EQUIPMENT -- 1.65%
         190,000        Varian, Inc.(a)(c)............  $   6,163,600
                                                        -------------
                        SEMICONDUCTORS -- 8.11%
         150,000        Genesis Microchip,
                          Inc.(a)(c)..................      9,918,000
         215,000        Intel Corp. ..................      6,761,750
         280,000        Intermagnetics General
                          Corp.(c)....................      7,252,000
         200,000        Photronics, Inc.(a)(c)........      6,270,000
                                                        -------------
                                                           30,201,750
                                                        -------------
                        TELECOMMUNICATIONS EQUIPMENT AND
                        SERVICES -- 3.00%
         185,000        Polycom, Inc.(a)(c)...........      6,364,000
         250,000        RF Micro Devices,
                          Inc.(a)(c)..................      4,807,500
                                                        -------------
                                                           11,171,500
                                                        -------------
                        UTILITIES: ELECTRIC -- 1.10%
         245,000        Calpine Corp.(a)(c)...........      4,113,550
                                                        -------------
                        TOTAL COMMON STOCK (Cost
                        $344,127,663).................    367,494,512
                                                        -------------
                        REGULATED INVESTMENT COMPANY -- 0.89%
       3,324,222        Merrimac Cash Fund -- Premium
                          Class(b) (Cost
                          $3,324,222).................      3,324,222
                                                        -------------
   PRINCIPAL
   ---------
                        TIME DEPOSITS -- 12.11%
     $ 3,777,525        American Express Centurion
                          Bank, 1.89%, 01/22/02(b)....      3,777,525
      18,326,615        Bank of Novia Scotia, 2.04%,
                          02/15/02(b).................     18,326,615
       9,066,060        Bayerische Hypo Vereinsbank,
                          1.92%, 02/05/02(b)..........      9,066,060
       2,266,515        Bayerische Hypo Vereinsbank,
                          1.81%, 03/18/02(b)..........      2,266,515
       3,777,525        BNP Paribas I, 1.84%,
                          01/09/02(b).................      3,777,525
       4,533,030        Credit Agricole Indosuez,
                          1.70%, 01/07/02(b)..........      4,533,030
       2,601,851        Fleet National Bank, 1.95%,
                          01/02/02(b).................      2,601,851
         755,505        Royal Bank of Canada, 1.69%,
                          01/07/02(b).................        755,505
                                                        -------------
                        TOTAL TIME DEPOSITS (Cost
                        $45,104,626)..................     45,104,626
                                                        -------------
                        SHORT TERM CORPORATE NOTES -- 15.60%
      18,887,625        Credit Suisse First Boston
                          Corp., Floating Rate,
                          1.98%(+), 05/07/02(b).......     18,887,625
       3,014,888        First Union National Bank,
                          Floating Rate, 1.54%(+),
                          03/12/02(b).................      3,014,888

      PRINCIPAL                                             VALUE
      ---------                                         -------------
                        SHORT TERM CORPORATE NOTES (CONTINUED)
     $ 2,498,373        Goldman Sachs Group, Inc.,
                          Floating Rate, 1.54%(+),
                          02/05/02(b).................  $   2,498,373
       3,022,020        Merrill Lynch & Company,
                          Floating Rate, 1.64%(+),
                          11/26/02(b).................      3,022,020
      11,332,575        Morgan Stanley Dean Witter &
                          Company, Floating Rate,
                          1.93%(+), 01/03/02(b).......     11,332,575
       2,266,515        Morgan Stanley Dean Witter &
                          Company, Floating Rate,
                          1.61%(+), 05/09/02(b).......      2,266,515
      17,110,100        Morgan Stanley Dean Witter &
                          Company, Floating Rate,
                          1.93%(+), 06/28/02(b).......     17,110,100
                                                        -------------
                        TOTAL SHORT TERM CORPORATE
                        NOTES (Cost $58,132,096)......     58,132,096
                                                        -------------
                        TOTAL SECURITIES (Cost
                        $450,688,607).................    474,055,456
                                                        -------------
                        REPURCHASE AGREEMENT -- 1.44%
       5,388,725        With Investors Bank & Trust,
                          dated 12/31/01, 1.40%, due
                          01/02/02, repurchase
                          proceeds at maturity
                          $5,389,144 (Collateralized
                          by Fannie Mae, 7.44%, due
                          04/01/28, with a value of
                          $5,658,922)
                          (Cost $5,388,725)...........      5,388,725
                                                        -------------
                        Total Investments -- 128.68%
                        (Cost $456,077,332)...........    479,444,181
                        Liabilities less other
                        assets -- (28.68%)............   (106,865,048)
                                                        -------------
                        NET ASSETS -- 100.00%.........  $ 372,579,133
                                                        =============

The aggregate cost of securities for federal income tax purposes at December 31, 2001 is $451,051,098.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation.........  $ 45,441,996
    Gross unrealized depreciation.........   (22,437,638)
                                            ------------
    Net unrealized appreciation...........  $ 23,004,358
                                            ============

---------------
(a)    All or part of this security is on loan.
(b)    Collateral for securities on loan.
(c)    Non-income producing security.
(+) Variable rate security. Interest rate is based on the Federal Funds Rate. The rate shown was in effect at December 31, 2001.
(ADR)  American Depository Receipt.

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2001

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES -- 92.50%
             AEROSPACE -- 0.52%
$  515,000   Alliant Techsystems, Inc.,
               8.50%, 05/15/11...............  $    535,600
   175,000   Sequa Corp., 8.875%, 04/01/08...       163,625
   215,000   Sequa Corp., 9.00%, 08/01/09....       203,175
                                               ------------
                                                    902,400
                                               ------------
             AIRLINES -- 1.82%
 1,080,000   American Airlines -- 144A,
               7.80%, 10/01/06...............     1,058,400
 1,200,000   Dunlop Stand Aero Holdings,
               11.875%, 05/15/09.............     1,212,000
 1,080,000   Northwest Airlines, Inc.,
               8.875%, 06/01/06..............       890,233
                                               ------------
                                                  3,160,633
                                               ------------
             APPAREL -- 0.66%
 1,080,000   William Carter -- 144A, 10.875%,
               08/15/11......................     1,155,600
                                               ------------
             AUTOMOTIVE PARTS AND EQUIPMENT -- 1.73%
   560,000   Collins & Aikman Products --
               144A, 10.75%, 12/31/11........       561,400
   980,000   CSK Auto, Inc. -- 144A, 12.00%,
               06/15/06......................       987,350
   500,000   Delco Remy International, Inc.,
               11.00%, 05/01/09..............       510,000
 1,000,000   Universal Compression, Inc.,
               zero coupon, 02/15/08(1)......       950,000
                                               ------------
                                                  3,008,750
                                               ------------
             BROADCAST SERVICES/MEDIA -- 13.26%
 1,450,000   Acme Television, Series B,
               10.875%, 09/30/04.............     1,393,813
 2,420,000   Adelphia Communications, 10.25%,
               11/01/06......................     2,468,400
   805,000   Belo Corp., 8.00%, 11/01/08.....       822,181
   825,000   Charter Communication Holdings,
               10.75%, 10/01/09..............       870,375
 1,650,000   Charter Communication Holdings,
               10.25%, 01/15/10..............     1,691,250
 2,500,000   Charter Communication Holdings,
               10.00%, 05/15/11..............     2,543,750
 2,550,000   Emmis Communications, zero
               coupon, 03/15/11(1)...........     1,542,750
   500,000   Granite Broadcasting Corp.,
               10.375%, 05/15/05.............       440,000
 1,500,000   Granite Broadcasting Corp.,
               8.875%, 05/15/08..............     1,200,000

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             BROADCAST SERVICES/MEDIA (CONTINUED)
$1,970,000   Insight Communications, zero
               coupon, 02/15/11(1)...........  $  1,162,300
 1,245,000   Mediacom LLC, 9.50%, 01/15/13...     1,291,687
   420,000   Mediacom Broadband LLC -- 144A,
               11.00%, 07/15/13..............       460,950
 1,000,000   Pegasus Communications, Series
               B, 9.625%, 10/15/05...........       900,000
   250,000   Pegasus Communications, Series
               B, 9.75%, 12/01/06............       225,000
   285,000   Pegasus Satellite, 12.375%,
               08/01/06......................       279,300
 2,100,000   Sinclair Broadcast Group,
               10.00%, 09/30/05..............     2,169,993
 2,192,000   Spectrasite Holdings, Inc., zero
               coupon, 04/15/09(1)...........       569,920
   250,000   Spectrasite Holdings, Inc.,
               6.75%, 11/15/10...............       106,563
   800,000   Telemundo Holdings, Inc., Series
               B, zero coupon, 08/15/08(1)...       752,000
   700,000   Telemundo Holdings,
               Inc. -- 144A, zero coupon,
               08/15/08(1)...................       658,000
   115,000   Telewest Communications PLC,
               9.625%, 10/01/06..............        78,775
 2,005,000   Telewest Communications PLC,
               11.00%, 10/01/07..............     1,443,600
                                               ------------
                                                 23,070,607
                                               ------------
             CHEMICALS -- 6.06%
   645,000   Airgas, Inc., 9.125%,
               10/01/11......................       680,475
 2,885,000   Avecia Group PLC, 11.00%,
               07/01/09......................     2,755,175
   350,000   Ferro Corp., 9.125%, 01/01/09...       359,871
   720,000   Hercules, Inc., 11.125%,
               11/15/07......................       752,400
 1,000,000   Huntsman Corp. -- 144A, 9.50%,
               07/01/07......................       185,000
 1,175,000   Huntsman ICI Chemicals, 10.125%,
               07/01/09......................     1,128,000
   550,000   Lyondell Chemical Company,
               Series A, 9.625%, 05/01/07....       555,500
 1,000,000   Lyondell Chemical Company,
               Series B, 9.875%, 05/01/07....     1,005,000
   700,000   Lyondell Chemical Company --
               144A, 9.50%, 12/15/08.........       693,000
   360,000   Macdermid, Inc. -- 144A, 9.125%,
               07/15/11......................       369,000
   750,000   Noveon, Inc., Series B, 11.00%,
               02/28/11......................       787,500

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2001

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             CHEMICALS (CONTINUED)
$1,120,000   Olin Corp., 9.125%, 12/15/11....  $  1,132,823
   140,000   OM Group, Inc. -- 144A, 9.25%,
               12/15/11......................       142,800
                                               ------------
                                                 10,546,544
                                               ------------
             COMMERCIAL SERVICES -- 1.40%
   575,000   Coinmach Corp., Series D,
               11.75%, 11/15/05..............       589,375
   600,000   Flag, Ltd., 8.25%, 01/30/08.....       408,000
 1,425,000   Pierce Leahy Command Company,
               8.125%, 05/15/08..............     1,439,250
                                               ------------
                                                  2,436,625
                                               ------------
             CONSTRUCTION -- 1.48%
 1,700,000   Nortek, Inc., Series B, 9.875%,
               06/15/11......................     1,683,000
   860,000   Ryland Group, 9.125%,
               06/15/11......................       890,100
                                               ------------
                                                  2,573,100
                                               ------------
             CONSUMER GOODS AND SERVICES -- 4.18%
   125,000   Amscan Holdings, Inc., 9.875%,
               12/15/07......................        99,375
   910,000   Fedders North America, 9.375%,
               08/15/07......................       666,575
    70,000   Fedders North America, Series B,
               9.375%, 08/15/07..............        51,275
   200,000   Kappa Beheer BV, 10.625%,
               07/15/09......................       216,000
 1,700,000   Playtex Products, Inc., 9.375%,
               06/01/11......................     1,793,500
   495,000   Resolution Performance -- 144A,
               13.50%, 11/15/10..............       539,550
   420,000   Revlon Consumer
               Products -- 144A, 12.00%,
               12/01/05......................       417,375
 1,500,000   Riverwood International,
               10.875%, 04/01/08.............     1,522,500
 1,565,000   Stone Container, 9.25%,
               02/01/08......................     1,651,075
   285,000   Weight Watchers International,
               Inc., 13.00%, 10/01/09........       327,750
                                               ------------
                                                  7,284,975
                                               ------------
             ELECTRONICS -- 0.44%
   415,000   Flextronics International, Ltd.,
               9.875%, 07/01/10..............       435,750
   350,000   Solectron Corp., zero coupon,
               05/08/20......................       185,062
   350,000   Solectron Corp., zero coupon,
               11/20/20......................       147,000
                                               ------------
                                                    767,812
                                               ------------

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             ENVIRONMENTAL MANAGEMENT SERVICES -- 2.67%
$  500,000   Allied Waste North America
               Industries, Inc., Series B,
               8.875%, 04/01/08..............  $    515,000
 1,250,000   Allied Waste North America
               Industries, Inc., Series B,
               7.875%, 01/01/09..............     1,225,000
 2,075,000   Allied Waste North America
               Industries, Inc., Series B,
               10.00%, 08/01/09..............     2,137,250
   650,000   Stericycle, Inc., Series B,
               12.375%, 11/15/09.............       776,750
                                               ------------
                                                  4,654,000
                                               ------------
             FINANCE -- 0.29%
   525,000   Ford Motor Credit Company,
               7.25%, 10/25/11...............       510,891
                                               ------------
             FOOD AND BEVERAGE -- 3.94%
 1,040,000   Dean Foods Company, 8.15%,
               08/01/07......................     1,066,995
 1,750,000   Great Atlantic & Pacific Tea,
               9.125%, 12/15/11..............     1,754,375
   187,000   New World Pasta Company, 9.25%,
               02/15/09......................       170,170
   110,000   Luigino's, Inc., 10.00%,
               02/01/06......................       107,800
 1,700,000   Michael Foods, Series B, 11.75%,
               04/01/11......................     1,836,000
   415,000   Pilgrim's Pride Corp., 9.625%,
               09/15/11......................       441,975
 1,000,000   Premier International Foods PLC,
               12.00%, 09/01/09..............     1,045,000
   420,000   Smithfield Foods, Inc. -- 144A,
               8.00%, 10/15/09...............       432,600
                                               ------------
                                                  6,854,915
                                               ------------
             FUNERAL SERVICES -- 0.77%
   600,000   Service Corp. International,
               6.00%, 12/15/05...............       522,000
   750,000   Stewart Enterprises, 10.75%,
               07/01/08......................       817,500
                                               ------------
                                                  1,339,500
                                               ------------
             INDUSTRIAL -- 0.70%
 1,380,000   Muzak LLC, 9.875%, 03/15/09.....     1,214,400
                                               ------------
             INSURANCE -- 0.31%
   525,000   Willis Coroon Corp., 9.00%,
               02/01/09......................       546,000
                                               ------------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2001

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             LEISURE AND RECREATION -- 11.60%
$  350,000   Ameristar Casinos, Inc., 10.75%,
               02/15/09......................  $    378,000
 1,750,000   Anchor Gaming Company, 9.875%,
               10/15/08......................     1,916,250
   210,000   Argosy Gaming Company, 9.00%,
               09/01/11......................       219,450
   160,000   Boyd Gaming Corp., 9.25%,
               10/01/03......................       163,200
 1,000,000   Boyd Gaming Corp., 9.50%,
               07/15/07......................       987,500
 1,500,000   Hollywood Casino Shreveport,
               13.00%, 08/01/06..............     1,417,500
    20,000   Hollywood Casino Corp., 11.25%,
               05/01/07......................        21,625
   370,000   Majestic Star LLC, Series B,
               10.875%, 07/01/06.............       358,900
   150,000   Mandalay Resort Group, Series B,
               10.25%, 08/01/07..............       155,625
   300,000   Mandalay Resort Group, 9.50%,
               08/01/08......................       314,250
   605,000   MGM Mirage, Inc., 9.75%,
               06/01/07......................       633,738
 1,380,000   MGM Mirage, Inc., 8.50%,
               09/15/10......................     1,410,309
 1,800,000   Park Place Entertainment Corp.,
               7.875%, 12/15/05..............     1,793,250
   125,000   Park Place Entertainment Corp.,
               8.875%, 09/15/08..............       127,344
 2,095,000   Penn National Gaming, Inc.,
               Series B, 11.125%, 03/01/08...     2,210,225
 1,200,000   Six Flags Entertainment, 8.875%,
               04/01/06......................     1,206,000
   140,000   Six Flags, Inc., 9.25%,
               04/01/06......................       140,700
 2,450,000   Six Flags, Inc., 9.75%,
               06/15/07......................     2,486,750
    70,000   Six Flags, Inc., 9.50%,
               02/01/09......................        70,437
 2,000,000   Sun International Hotels,
               8.875%, 08/15/11..............     1,885,000
 2,024,000   Waterford Gaming LLC -- 144A,
               9.50%, 03/15/10...............     2,074,600
   220,000   Wheeling Island Gaming -- 144A,
               10.125%, 12/15/09.............       223,300
                                               ------------
                                                 20,193,953
                                               ------------

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             MACHINERY -- 1.82%
$  695,000   Flowserve Corp., 12.25%,
               08/15/10......................  $    774,925
 1,000,000   Terex Corp., 10.375%,
               04/01/01......................     1,040,000
 1,350,000   Terex Corp. -- 144A, 9.25%,
               07/15/11......................     1,350,000
                                               ------------
                                                  3,164,925
                                               ------------
             MANUFACTURING -- 3.40%
   845,000   Briggs & Stratton, 8.875%,
               03/15/11......................       883,025
   610,000   Crown Cork & Seal, 7.125%,
               09/01/02......................       414,800
 1,575,000   Dresser, Inc., 9.375%,
               04/15/11......................     1,606,500
   140,000   Grey Wolf, Inc., 8.875%,
               07/01/07......................       136,500
   995,000   Tekni-Plex, Inc., Series B,
               12.75%, 06/15/10..............       965,150
 1,305,000   Transdigm, Inc., 10.375%,
               12/01/08......................     1,265,850
   850,000   Venture Holdings Trust, Series
               B, 9.50%, 07/01/05............       646,000
                                               ------------
                                                  5,917,825
                                               ------------
             MEDICAL AND OTHER HEALTH SERVICES -- 2.66%
 1,045,000   Davita, Inc., Series B, 9.25%,
               04/15/11......................     1,097,250
   750,000   HCA-Healthcare Company, 8.75%,
               09/01/10......................       810,000
   275,000   Magellan Health
               Services -- 144A, 9.375%,
               11/15/07......................       279,125
   560,000   Magellan Health Services, 9.00%,
               02/15/08......................       498,400
   370,000   Select Medical Corp., 9.50%,
               06/15/09......................       368,150
 1,500,000   Vanguard Health Systems -- 144A,
               9.75%, 08/01/11...............     1,575,000
                                               ------------
                                                  4,627,925
                                               ------------
             MEDICAL EQUIPMENT AND SUPPLIES -- 1.71%
   560,000   Alaris Medical Systems -- 144A,
               11.625%, 12/01/06.............       604,800
   750,000   Alliance Imaging, 10.375%,
               04/15/11......................       795,000
 1,100,000   Fresenius Medical Capital Trust
               I, 9.00%, 12/01/06............     1,133,000
   435,000   Insight Health Services -- 144A,
               9.875%, 11/01/11..............       450,225
                                               ------------
                                                  2,983,025
                                               ------------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2001

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             OIL, COAL AND GAS -- 6.33%
$  250,000   Abraxas Petroleum, 12.875%,
               03/15/03......................  $    252,500
   630,000   AmeriGas Partners LP, 8.875%,
               05/20/11......................       648,900
 1,600,000   Chesapeake Energy Corp., Series
               B, 8.50%, 03/15/12............     1,572,000
 1,340,000   Comstock Resources, Inc.,
               11.25%, 05/01/07..............     1,326,600
   540,000   Hanover Equipment Trust -- 144A,
               8.75%, 09/01/11...............       558,900
   700,000   Luscar Coal, Ltd. -- 144A,
               9.75%, 10/15/11...............       724,500
   600,000   Parker Drilling Corp., Series D,
               9.75%, 11/15/06...............       597,000
   140,000   Pennzoil-Quaker State -- 144A,
               10.00%, 11/01/08..............       146,300
 2,375,000   Plains Resources, Inc., Series
               F, 10.255%, 03/15/06..........     2,398,750
 1,325,000   Pride International, Inc.,
               10.00%, 06/01/09..............     1,437,625
   440,000   Ram Energy, Inc., 11.50%,
               02/15/08......................       325,600
 1,085,000   Sesi LLC, 8.875%, 05/15/11......     1,019,900
                                               ------------
                                                 11,008,575
                                               ------------
             PAPER AND FOREST PRODUCTS -- 0.66%
   700,000   Bowater Canada Finance -- 144A,
               7.95%, 11/15/11...............       717,567
   405,000   Caraustar Industries, Inc.,
               9.875%, 04/01/11..............       423,225
                                               ------------
                                                  1,140,792
                                               ------------
             PUBLISHING -- 0.11%
   195,000   Hollinger International
               Publishing, 9.25%, 03/15/07...       193,294
                                               ------------
             REAL ESTATE INVESTMENT TRUSTS -- 0.78%
   500,000   Felcor Lodging LP, 8.50%,
               06/01/11......................       480,000
   875,000   Host Marriott LP -- 144A, 9.50%,
               01/15/07......................       876,094
                                               ------------
                                                  1,356,094
                                               ------------

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             RESTAURANTS -- 1.30%
$1,110,000   AFC Enterprises, 10.25%,
               05/15/07......................  $  1,171,050
 1,000,000   New World Coffee -- 144A,
               14.00%, 06/15/03..............       955,000
   135,000   Sbarro, Inc., 11.00%,
               09/15/09......................       129,600
                                               ------------
                                                  2,255,650
                                               ------------
             RETAIL -- 1.25%
   400,000   Advance Stores Company, Inc. --
               144A, 10.25%, 04/15/08........       406,000
   735,000   Gap, Inc. -- 144A, 8.80%,
               12/15/08......................       643,112
   245,000   Ingles Markets, Inc. -- 144A,
               8.875%, 12/01/11..............       240,712
   900,000   Pantry, Inc., 10.25%,
               10/15/07......................       884,250
                                               ------------
                                                  2,174,074
                                               ------------
             SCIENTIFIC EQUIPMENT -- 1.83%
 2,100,000   Fisher Scientific International,
               9.00%, 02/01/08...............     2,152,500
 1,000,000   Fisher Scientific International,
               9.00%, 02/01/08...............     1,025,000
                                               ------------
                                                  3,177,500
                                               ------------
             SEMICONDUCTORS -- 2.12%
   385,000   Amkor Technologies, Inc., 9.25%,
               05/01/06......................       367,675
   525,000   Amkor Technologies, Inc., 9.25%,
               02/15/08......................       496,125
   855,000   Chippac International, Ltd.,
               Series B, 12.75%, 08/01/09....       786,600
 1,090,000   Fairchild Semiconductor,
               10.125%, 03/15/07.............     1,117,250
   870,000   Fairchild Semiconductor, 10.50%,
               02/01/09......................       924,375
                                               ------------
                                                  3,692,025
                                               ------------
             SPECIAL PURPOSE ENTITY -- 2.19%
 1,300,000   Caithness Coso Funding Corp.,
               Series B, 9.05%, 12/15/09.....     1,326,000
 1,000,000   ONO Finance PLC, 13.00%,
               05/01/09......................       758,750
 1,000,000   ONO Finance PLC, 14.00%,
               02/15/11......................       788,750
   882,000   Peabody Energy Corp., Series B,
               8.875%, 05/15/08..............       939,330
                                               ------------
                                                  3,812,830
                                               ------------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2001

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             TELECOMMUNICATIONS EQUIPMENT AND
             SERVICES -- 10.64%
$1,230,000   Alamosa Delaware, Inc., 13.625%,
               08/15/11......................  $  1,291,500
 2,000,000   Colt Telecommunications Group
               PLC, zero coupon,
               12/15/06(1)...................     1,760,000
   400,000   Crown Castle International
               Corp., zero coupon,
               11/15/07(1)...................       336,000
 1,700,000   Crown Castle International
               Corp., 10.75%, 08/01/11.......     1,661,750
   275,000   Dobson Communications Corp.,
               10.875%, 07/01/10.............       283,938
    85,000   Echostar DBS Broadband Corp.,
               10.375%, 10/01/07.............        89,037
 1,050,000   Echostar DBS Corp. -- 144A,
               9.125%, 01/15/09..............     1,052,625
   450,000   Flag Telecommunications Holding,
               Ltd., 11.625%, 03/30/10.......       189,000
 2,475,000   Intermedia Communications, Inc.,
               Series B, 9.50%, 03/01/09.....     2,651,344
 1,000,000   IPCS, Inc., zero coupon,
               07/15/10(1)...................       660,000
 1,000,000   IWO Holdings, Inc., 14.00%,
               01/15/11......................     1,030,000
 1,170,000   McCaw International, Ltd., zero
               coupon, 04/15/07(1)...........        58,500
 1,250,000   Nextel Communications, 9.375%,
               11/15/09......................       987,500
 2,000,000   Nextel Partners, Inc., 11.00%,
               03/15/10......................     1,620,000
   130,000   NTL, Inc., 5.75%, 12/15/09......        13,975
   250,000   SBA Communications Corp., zero
               coupon, 03/01/08(1)...........       187,500
   275,000   SBA Communications Corp.,
               10.25%, 02/01/09..............       235,125
    80,000   Spectrasite Holdings, Inc.,
               Series B, 10.75%, 03/15/10....        39,200
   940,000   Telecorp PCS, Inc., 10.625%,
               07/15/10......................     1,090,400
   935,000   Tritel PCS, Inc., 10.375%,
               01/15/11......................     1,070,575
 1,450,000   Triton PCS, Inc., 9.375%,
               02/01/11......................     1,500,750
 1,325,000   Ubiquitel Operating Company,
               zero coupon, 04/15/10(1)......       708,875
                                               ------------
                                                 18,517,594
                                               ------------

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             TRANSPORTATION -- 0.58%
$  615,000   Hornbeck-Leevac Marine
               Services -- 144A, 10.625%,
               08/01/08......................  $    624,225
   350,000   Kansas City Southern Industries,
               Inc., 9.50%, 10/01/08.........       381,500
                                               ------------
                                                  1,005,725
                                               ------------
             UTILITIES: ELECTRIC -- 3.29%
 2,200,000   AES Corp., 10.25%, 07/15/06.....     1,936,000
   500,000   AES Corp., 9.375%, 09/15/10.....       450,000
   500,000   BRL Universal Equipment, 8.875%,
               02/15/08......................       520,000
   220,000   Calpine Corp., 8.625%,
               08/15/10......................       199,851
   525,000   Calpine Corp., 8.50%,
               02/15/11......................       477,733
   750,000   CMS Energy Corp., 9.875%,
               10/15/07......................       795,590
 1,310,000   Edison Mission Energy, 10.00%,
               08/15/08......................     1,347,353
                                               ------------
                                                  5,726,527
                                               ------------
             TOTAL CORPORATE BONDS AND NOTES
             (Cost $162,619,451).............   160,975,085
                                               ------------
  SHARES
  ------
             PREFERRED STOCK -- 0.93%
       400   Broadwing Communications, Series
               B, 12.50%.....................       261,000
    12,500   CSC Holdings, Inc., Series M,
               11.125%.......................     1,318,750
     1,725   Global Crossing, Ltd., 6.75%....         9,056
        35   Nextel Communications, Inc.,
               Series D, 13.00%..............        20,738
                                               ------------
             TOTAL PREFERRED STOCK
             (Cost $2,168,242)...............     1,609,544
                                               ------------
             WARRANTS -- 0.07%
     1,000   IPCS, Inc. -- 144A, Expires
               07/15/10(a)...................        25,000
     1,000   IWO Holdings, Inc. -- 144A,
               Expires 01/15/11(a)...........        70,000
     1,000   New World Coffee, Expires
               06/15/06(2)(a)................         5,000
     1,000   ONO Finance PLC, Series A,
               Expires 03/16/11(a)...........        10,000
       250   Ubiquitel, Inc. -- 144A, Expires
               04/15/10(a)...................        13,500
                                               ------------
             TOTAL WARRANTS (Cost $3)........       123,500
                                               ------------
             TOTAL SECURITIES
             (Cost $164,787,696).............   162,708,129
                                               ------------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2001

PRINCIPAL                                         VALUE
---------                                      ------------
             REPURCHASE AGREEMENT -- 5.42%
$9,429,634   With Morgan Stanley Dean Witter
               & Company, dated 12/31/01,
               0.55%, due 01/02/02,
               repurchase proceeds at
               maturity $9,429,922
               (Collateralized by U.S.
               Treasury Note, 7.25%,
               05/15/04, with a value of
               $9,626,707) (Cost
               $9,429,634)...................  $  9,429,634
                                               ------------
             Total Investments -- 98.92%
             (Cost $174,217,330).............   172,137,763
             Other assets less
             liabilities -- 1.08%............     1,881,702
                                               ------------
             NET ASSETS -- 100.00%...........  $174,019,465
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2001, is $164,888,560.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $ 5,183,700
    Gross unrealized depreciation..........   (7,364,131)
                                             -----------
    Net unrealized depreciation............  $(2,180,431)
                                             ===========

---------------
(1) Represents a zero coupon bond which will convert to an interest-bearing security at a later date.

(2) At December 31, 2001, the Portfolio held a restricted warrant amounting to 0.003% of net assets. The Portfolio will not bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of the warrant.

(a) Non-income producing security.

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2001

       SHARES                                         VALUE       COUNTRY
       ------                                     -------------   -------
                        COMMON STOCKS -- 89.90%
                        AEROSPACE -- 0.54%
         762,844        Bae Systems PLC.........  $   3,435,697      UK
                                                  -------------
                        AIRLINES -- 0.64%
         440,000        British Airways
                         PLC(c).................      1,248,544      UK
         393,000        Japan Airlines Company,
                         Ltd. ..................        942,218     JPN
         317,000        Singapore Airlines,
                         Ltd. ..................      1,888,940     SIN
                                                  -------------
                                                      4,079,702
                                                  -------------
                        AUTOMOBILES -- 3.35%
          79,200        Bayerische Motoren Werke
                         AG.....................      2,763,011     GER
         163,700        DaimlerChrysler AG(a)...      7,052,949     GER
         338,300        GKN PLC.................      1,304,586      UK
         612,000        Mitsubishi Motors
                         Corp.(c)...............      1,037,340     JPN
         922,000        Nissan Motor Company,
                         Ltd. ..................      4,892,685     JPN
          37,200        PSA Peugeot
                         Citroen(c).............      1,582,860     FRA
         233,000        Suzuki Motor Corp. .....      2,551,140     FRA
                                                  -------------
                                                     21,184,571
                                                  -------------
                        AUTOMOTIVE PARTS AND EQUIPMENT -- 0.54%
          53,500        Magna International,
                         Inc. -- Class A........      3,386,882     CDA
                                                  -------------
                        BANKS -- 7.68%
         177,155        ABN AMRO Holding
                         N.V. ..................      2,855,739     NET
         301,640        Allied Irish Banks
                         PLC....................      3,494,288     IRE
          16,000        Allied Irish Banks
                         PLC....................        185,349     IRE
         336,290        Australia & New Zealand
                         Bank Group, Ltd. ......      3,065,149     AUS
         301,800        Banco Bilbao Vizcaya
                         Argentaria, SA.........      3,738,185     SPA
          43,800        Bank of Nova Scotia.....      1,342,798     CDA
         124,246        Credit Suisse
                         Group(c)...............      5,303,316     SWI
          20,300        Deutsche Bank AG........      1,436,290     GER
         165,250        ForeningsSparbanken AB..      2,046,406     SWE
         177,600        HBOS PLC................      2,057,212      UK
         422,823        Lloyds TSB Group PLC....      4,590,082      UK
         188,000        Oversea-Chinese Banking
                         Corp., Ltd. ...........      1,120,254     SIN
         326,000        Royal Bank of Scotland
                         Group PLC..............      7,931,906      UK
         210,000        Sumitomo Mitsui Banking
                         Corp.(c)...............        889,896     JPN
         185,000        Svenska Handelsbanken
                         AB -- Class A..........      2,713,931     SWE

       SHARES                                         VALUE       COUNTRY
       ------                                     -------------   -------
                        COMMON STOCKS (CONTINUED)
                        BANKS (CONTINUED)
         207,338        Turkiye Is Bankasi
                         (Isbank) (GDR).........  $   1,154,251     TUR
             595        UFJ Holdings,
                         Inc.(a)(c).............      1,312,934     JPN
         316,000        United Overseas Bank,
                         Ltd. ..................      2,173,985     SIN
         150,447        Westpac Banking Corp.,
                         Ltd. ..................      1,213,114     AUS
                                                  -------------
                                                     48,625,085
                                                  -------------
                        BROADCAST SERVICES/MEDIA -- 2.31%
         923,565        Granada PLC.............      1,928,588      UK
          14,400        Grupo Televisa SA
                         (GDR)(c)...............        621,792     MEX
         121,509        News Corp., Ltd. .......        971,501     AUS
          35,150        News Corp., Ltd.
                         (ADR)(a)...............      1,118,122     AUS
         276,406        Reuters Group PLC.......      2,735,148      UK
         106,000        Societe Television
                         Francaise..............      2,681,620     FRA
         177,207        Singapore Press
                         Holdings, Ltd. ........      2,092,691     SIN
          44,852        Vivendi Universal SA....      2,458,006     FRA
                                                  -------------
                                                     14,607,468
                                                  -------------
                        BUILDING MATERIALS -- 0.70%
          20,401        Holcim, Ltd.(c).........      4,403,183     SWI
                                                  -------------
                        BUSINESS SERVICES -- 0.15%
         311,300        Hays PLC................        942,243      UK
                                                  -------------
                        CHEMICALS -- 1.16%
          16,200        L'Air Liquide SA(c).....      2,272,196     FRA
          52,700        Norsk Hydro ASA.........      2,210,185     NOR
             300        Norsk Hydro ASA (ADR)...         12,600     NOR
          80,000        Shin-Etsu Chemical
                         Company, Ltd. .........      2,876,992     JPN
                                                  -------------
                                                      7,371,973
                                                  -------------
                        COMMERCIAL SERVICES -- 0.26%
         338,300        Brambles Industries
                         PLC(c).................      1,673,807      UK
                                                  -------------
                        COMPUTER EQUIPMENT -- 0.34%
          45,000        TDK Corp. ..............      2,123,388     JPN
                                                  -------------
                        COMPUTER SOFTWARE AND SERVICES -- 0.15%
          23,700        Fuji Soft ABC, Inc. ....        944,599     JPN
                                                  -------------
                        CONSTRUCTION -- 2.72%
         216,200        Bouygues SA.............      7,089,717     FRA
         249,600        CRH PLC.................      4,392,760     IRE

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2001

       SHARES                                         VALUE       COUNTRY
       ------                                     -------------   -------
                        COMMON STOCKS (CONTINUED)
                        CONSTRUCTION (CONTINUED)
          29,000        Rohm Company, Ltd. .....  $   3,766,436     JPN
         271,000        Sekisui House, Ltd. ....      1,965,726     JPN
                                                  -------------
                                                     17,214,639
                                                  -------------
                        CONSUMER GOODS AND SERVICES -- 2.91%
          64,200        Altadis SA(c)...........      1,092,684     SPA
          27,400        Hoya Corp. .............      1,638,101     JPN
         219,000        Nikon Corp. ............      1,687,198     JPN
         150,250        Sony Corp. .............      6,871,789     JPN
          20,100        Sony Corp. (ADR)........        906,510     JPN
         541,000        Swire Pacific, Ltd. --
                         Class A................      2,948,883     HNG
         397,000        Unilever PLC............      3,258,298      UK
                                                  -------------
                                                     18,403,463
                                                  -------------
                        DISTRIBUTOR -- 0.47%
         100,000        Hagemeyer NV............      1,871,310     NET
       1,012,000        Li & Fung, Ltd. ........      1,135,666     HNG
                                                  -------------
                                                      3,006,976
                                                  -------------
                        ELECTRONICS -- 7.35%
          65,222        Advantest Corp. ........      3,695,100     JPN
          36,100        Epcos AG................      1,785,362     GER
         183,000        Furukawa Electric
                         Company, Ltd. .........        972,499     JPN
          31,000        Hirose Electric Company,
                         Ltd. ..................      2,113,692     JPN
         169,000        Hitachi, Ltd. ..........      1,238,753     JPN
         120,000        Hon Hai Precision
                         Industry Company, Ltd.
                         (GDR)(a)...............      1,200,000     TWN
       1,939,000        Johnson Electric
                         Holdings, Ltd. ........      2,039,246     HNG
           9,990        Keyence Corp. ..........      1,662,076     JPN
         151,900        KoninkliSke (Royal)
                         Philips Electronics
                         NV.....................      4,518,250     NET
          12,100        KoninkliSke (Royal)
                         Philips Electronics NV
                         (ADR)..................        352,231     NET
          26,300        Mabuchi Motor Company,
                         Ltd. ..................      2,168,740     JPN
          62,800        Murata Manufacturing
                         Company, Ltd. .........      3,768,860     JPN
         700,000        NEC Corp. ..............      7,145,880     JPN
         128,689        Samsung Electronics
                         (GDR)(a)...............     13,875,634     KOR
                                                  -------------
                                                     46,536,323
                                                  -------------

       SHARES                                         VALUE       COUNTRY
       ------                                     -------------   -------
                        COMMON STOCKS (CONTINUED)
                        ENGINEERING -- 0.44%
          57,261        Chudenko Corp. .........  $     742,813     JPN
       1,580,000        Singapore Technologies
                         Engineering, Ltd. .....      2,011,340     SIN
                                                  -------------
                                                      2,754,153
                                                  -------------
                        FINANCE -- 3.26%
          50,400        ACOM Company, Ltd. .....      3,675,042     JPN
          39,450        AIFUL Corp.(a)..........      2,554,297     JPN
         233,610        Compagnie Financiere
                         Financial Richemont
                         AG(c)..................      4,344,889     SWI
         225,000        Daiwa Securities Group,
                         Inc. ..................      1,183,658     JPN
         141,000        Irish Permanent PLC.....      1,426,032     IRE
          20,000        Kokusai Securities
                         Company, Ltd. .........        116,058     JPN
         294,000        Nikko Cordial Corp. ....      1,313,210     JPN
         203,000        Nomura Holdings,
                         Inc. ..................      2,603,962     JPN
          14,880        Orix Corp. .............      1,333,825     JPN
          38,200        Promise Company,
                         Ltd. ..................      2,067,938     JPN
                                                  -------------
                                                     20,618,911
                                                  -------------
                        FOOD AND BEVERAGE -- 3.51%
          40,956        Coca-Cola Hellenic
                         Bottling Company
                         S.A. ..................        591,233     GRE
          22,840        Coca-Cola Hellenic
                         Bottling Company
                         S.A. ..................        311,526     AUS
         171,000        Compass Group PLC.......      1,281,525      UK
         548,400        Fosters Group, Ltd. ....      1,364,035     AUS
          18,000        Groupe Danone...........      2,197,449     FRA
         220,243        Heineken N.V. ..........      8,358,640     NET
          37,500        Heineken Holding N.V. --
                         Class A................      1,069,320     NET
          23,500        LVMH Moet Hennessy Louis
                         Vuitton S.A. ..........        956,995     FRA
          22,040        Nestle SA(c)............      4,703,779     SWI
         275,000        Tate & Lyle PLC.........      1,380,610      UK
                                                  -------------
                                                     22,215,112
                                                  -------------
                        INSURANCE -- 4.83%
         290,000        Assicurazioni Generali
                         Spa(a).................      8,062,667     ITA
           3,600        Fairfax Financial
                         Holdings, Ltd. ........        369,693     CDA
          81,704        ING Groep N.V. .........      2,085,176     NET
         715,000        Mitsui Marine and Fire
                         Insurance Company,
                         Ltd. ..................      3,357,426     JPN
         464,600        Prudential PLC..........      5,381,648      UK

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2001

       SHARES                                         VALUE       COUNTRY
       ------                                     -------------   -------
                        COMMON STOCKS (CONTINUED)
                        INSURANCE (CONTINUED)
         648,434        QBE Insurance Group,
                         Ltd. ..................  $   2,548,735     AUS
          87,105        Swiss Re(c).............      8,769,845     SWI
                                                  -------------
                                                     30,575,190
                                                  -------------
                        INTERNET -- 0.67%
         100,000        Thomson Corp. ..........      3,027,550     CDA
          39,724        Thomson Corp. ..........      1,202,664     CDA
                                                  -------------
                                                      4,230,214
                                                  -------------
                        INVESTMENT HOLDING COMPANY -- 0.90%
         593,800        Hutchison Whampoa,
                         Ltd. ..................      5,730,823     HNG
                                                  -------------
                        LEISURE AND RECREATION -- 0.19%
          32,500        Accor SA................      1,182,467     FRA
                                                  -------------
                        MANUFACTURING -- 2.33%
         181,800        Assa Abloy AB...........      2,615,029     SWE
         562,000        Mitsubishi Heavy
                         Industries, Ltd. ......      1,501,889     JPN
          64,000        Schneider Electric
                         SA(c)..................      3,079,635     FRA
          25,900        Siemens AG(a)...........      1,715,958     GER
         402,814        Smiths Group PLC........      3,968,403      UK
          75,000        THK Company, Ltd. ......      1,094,910     JPN
          71,000        Ushio, Inc. ............        802,861     JPN
                                                  -------------
                                                     14,778,685
                                                  -------------
                        MEDICAL AND OTHER HEALTH SERVICES -- 0.03%
          18,400        MDS, Inc. ..............        217,758     CDA
                                                  -------------
                        METALS AND MINING -- 1.96%
           5,800        Alcan, Inc. ............        207,558     CDA
       1,286,775        BHP Billiton, Ltd. .....      6,915,000     AUS
          78,576        BHP Billiton, Ltd.
                         (ADR)..................        841,549     AUS
          43,663        Pechiney SA -- Class
                         A......................      2,252,775     FRA
         441,600        WMC, Ltd. ..............      2,163,619     AUS
                                                  -------------
                                                     12,380,501
                                                  -------------
                        OIL AND GAS -- 2.78%
         323,000        BG Group PLC............      1,316,096      UK
         365,000        Centrica PLC............      1,179,132      UK
         380,400        Eni Spa(a)(c)...........      4,772,765     ITA
           2,300        Royal Dutch Petroleum
                         Company................        112,746     NET
          70,600        Royal Dutch Petroleum
                         Company................      3,579,667     NET
         474,200        Shell Transport &
                         Trading Company PLC....      3,257,090      UK

       SHARES                                         VALUE       COUNTRY
       ------                                     -------------   -------
                        COMMON STOCKS (CONTINUED)
                        OIL AND GAS (CONTINUED)
         430,300        Statoil ASA(c)..........  $   2,951,729     NOR
          13,700        Suncor Energy, Inc. ....        449,518     CDA
                                                  -------------
                                                     17,618,743
                                                  -------------
                        PAPER AND FOREST PRODUCTS -- 0.62%
         189,000        Sumitomo Forestry
                         Company, Ltd. .........        992,836     JPN
          88,900        UPM-Kymmene Oyj.........      2,950,893     FIN
                                                  -------------
                                                      3,943,729
                                                  -------------
                        PHARMACEUTICALS -- 9.32%
         163,100        AstraZeneca PLC.........      7,352,891      UK
         278,128        AstraZeneca PLC.........     12,743,714      UK
          40,062        AstraZeneca PLC
                         (ADR)(a)...............      1,866,889      UK
         222,000        Chugai Pharmaceutical
                         Company, Ltd.(a).......      2,574,778     JPN
          31,200        Elan Corp. PLC
                         (ADR)(a)(c)............      1,405,872     IRE
          70,000        GlaxoSmithKline PLC.....      1,755,117      UK
         176,625        Novartis AG(c)..........      6,389,038     SWI
          31,900        Roche Holding AG(c).....      2,278,984     SWI
          60,000        Sankyo Company, Ltd. ...      1,028,478     JPN
         186,780        Sanofi-Synthelabo SA....     13,947,628     FRA
         256,000        Shionogi & Company,
                         Ltd. ..................      4,378,419     JPN
          96,000        Shire Pharmaceuticals
                         Group PLC(c)...........      1,201,411      UK
          28,000        Takeda Chemical
                         Industries, Ltd. ......      1,267,770     JPN
          29,000        Yamanouchi
                         Pharmaceutical Company,
                         Ltd. ..................        766,131     JPN
                                                  -------------
                                                     58,957,120
                                                  -------------
                        PUBLISHING -- 0.76%
         247,200        Pearson PLC.............      2,845,420      UK
          63,000        VNU NV..................      1,937,363     NET
                                                  -------------
                                                      4,782,783
                                                  -------------
                        REAL ESTATE -- 2.71%
         815,000        Cheung Kong Holdings,
                         Ltd. ..................      8,466,709     HNG
         707,000        Hong Kong Land Holdings,
                         Ltd. ..................      1,336,230     HNG
         387,000        Mitsubishi Estate
                         Company, Ltd. .........      2,833,730     JPN

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2001

       SHARES                                         VALUE       COUNTRY
       ------                                     -------------   -------
                        COMMON STOCKS (CONTINUED)
                        REAL ESTATE (CONTINUED)
         410,000        Mitsui Fudosan Company,
                         Ltd. ..................  $   3,130,473     JPN
         308,000        Sumitomo Realty &
                         Development Company,
                         Ltd. ..................      1,411,010     JPN
                                                  -------------
                                                     17,178,152
                                                  -------------
                        RETAIL -- 2.73%
         176,000        Aeon Company, Ltd. .....      3,977,706     JPN
         215,900        Industria de Diseno
                         Textil, SA(c)..........      4,119,027     SPA
         400,000        Marks & Spencer PLC.....      2,101,320      UK
         129,300        Metro AG................      4,591,482     GER
           3,900        SHIMAMURA Company,
                         Ltd. ..................        229,289     JPN
         398,400        Woolworths, Ltd. .......      2,291,836      UK
                                                  -------------
                                                     17,310,660
                                                  -------------
                        RETAIL: SUPERMARKETS -- 0.18%
          21,500        Carrefour SA............      1,118,864     FRA
                                                  -------------
                        RUBBER PRODUCTS -- 0.35%
          66,500        Compagnie Generale des
                         Establissements
                         Michelin -- Class B....      2,195,511     FRA
                                                  -------------
                        SEMICONDUCTORS -- 4.38%
          46,000        Aixtron AG..............      1,043,211     GER
         262,400        Arm Holdings PLC(c).....      1,370,830      UK
          23,100        ASML Holding N.V.(c)....        401,806     NET
         237,600        ASML Holding N.V.(c)....      4,051,080     NET
          97,700        Infineon Technologies
                         AG(a)..................      1,998,033     GER
          83,600        STMicroelectronics
                         N.V.(a)................      2,647,612     FRA
          14,500        STMicroelectronics
                         N.V. ..................        465,799     SWI
         400,600        Taiwan Semiconductor
                         Manufacturing Company,
                         Ltd. (ADR)(a)(c).......      6,878,302     TWN
         146,100        Tokyo Electron, Ltd. ...      7,172,809     JPN
          27,400        Tokyo Seimitsu Company,
                         Ltd. ..................        930,975     JPN
          67,000        Zarlink Semiconductor,
                         Inc.(c)................        753,750     CDA
                                                  -------------
                                                     27,714,207
                                                  -------------

       SHARES                                         VALUE       COUNTRY
       ------                                     -------------   -------
                        COMMON STOCKS (CONTINUED)
                        TELECOMMUNICATIONS EQUIPMENT AND SERVICES --
                         13.91%
         228,500        America Movil SA de
                         CV -- Series L
                         (ADR)(a)...............  $   4,451,180     MEX
          68,000        Deutsche Telekom AG.....      1,169,478     GER
         311,600        Ericsson (LM) Telephone
                         Company (ADR)..........      1,626,552     SWE
             173        KDDI Corp. .............        323,624     JPN
          42,800        Hellenic
                         Telecommunications
                         Organization SA(c).....        697,944     GRE
             251        Nippon Telegraph and
                         Telephone Corp. .......        818,332     JPN
         703,600        Nokia Oyj...............     18,157,242     FIN
          75,400        Nokia Oyj (ADR).........      1,849,562     FIN
         225,200        Nortel Networks
                         Corp.(a)...............      1,689,000     CDA
             655        NTT DoCoMo, Inc. .......      7,701,764     JPN
         156,570        Portugal Telecom, SGPS,
                         SA(c)..................      1,220,792     POR
       5,585,000        Singapore
                         Telecommunications,
                         Ltd. ..................      5,324,739     SIN
         110,000        Societe Europeenne des
                         Satellites (FDR).......      1,274,273     LUX
          12,891        Swisscom AG.............      3,575,004     SWI
          40,500        Telecel -- Comunicacoes
                         Pessoais, SA(c)........        324,806     POR
         179,000        Telecom Italia Mobile
                         Spa(a).................      1,000,109     ITA
         235,000        Telecom Italia Spa......      1,256,451     ITA
         327,800        Telefonaktiebolaget LM
                         Ericsson AB -- Class
                         B......................      1,779,888     SWE
         126,159        Telefonica SA(c)........      1,689,673     SPA
          28,792        Telefonica SA (ADR)(c)..      1,153,983     SPA
         205,900        Telefonos De Mexico SA
                         de CV (ADR)(a).........      7,210,618     MEX
       8,770,740        Vodafone Group PLC......     22,941,625      UK
          31,000        Vodafone Group PLC
                         (ADR)..................        796,080      UK
                                                  -------------
                                                     88,032,719
                                                  -------------
                        TEXTILES -- 0.25%
         658,000        Toray Industries,
                         Inc. ..................      1,592,623     JPN
                                                  -------------
                        TOYS -- 1.26%
          45,600        Nintendo Corp., Ltd. ...      7,990,534     JPN
                                                  -------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2001

       SHARES                                         VALUE       COUNTRY
       ------                                     -------------   -------
                        COMMON STOCKS (CONTINUED)
                        TRANSPORTATION -- 0.72%
          82,100        Bombardier, Inc. --
                         Class A................  $     848,249     CDA
         273,100        Bombardier, Inc. --
                         Class B................      2,821,642     CDA
         287,000        Tokyu Corp. ............        865,592     JPN
                                                  -------------
                                                      4,535,483
                                                  -------------
                        UTILITIES: ELECTRIC -- 0.54%
          67,000        Chubu Electric Power
                         Company, Inc.(c).......      1,207,300     JPN
         177,000        National Grid Group
                         PLC....................      1,102,409      UK
          52,000        Tokyo Electric Power
                         Company, Inc.(c).......      1,107,735     JPN
                                                  -------------
                                                      3,417,444
                                                  -------------
                        TOTAL COMMON STOCK
                        (Cost $638,635,813).....    569,012,385
                                                  -------------
                        REGULATED INVESTMENT COMPANY -- 0.19%
       1,198,072        Merrimac Cash Fund --
                         Premium Class(b)
                         (Cost $1,198,072)......      1,198,072     USA
                                                  -------------
   PRINCIPAL
   ---------
                        NON-CONVERTIBLE BONDS -- 0.17%
    $    521,000        Hellenic Exchange
                         Finance, 2.00%,
                         08/02/05...............        498,731     LUX
     138,000,000        Sanwa International
                         Financial Trust, 1.25%,
                         08/01/05(d)............        566,351     JPN
                                                  -------------
                        TOTAL NON-CONVERTIBLE
                        BONDS
                        (Cost $1,860,846).......      1,065,082
                                                  -------------
                        RIGHTS -- 0.00%
         390,900        TI Group(c) (Cost $0)...             --
                                                  -------------
                        TIME DEPOSITS -- 2.46%
       1,361,446        American Express
                         Centurion Bank, 1.89%,
                         01/22/02(b)............      1,361,446     USA
       6,262,652        Bank of Nova Scotia,
                         2.04%, 02/15/02(b).....      6,262,652     USA
       3,267,470        Bayerische
                         HypoVereinsbank, 1.92%,
                         02/05/02(b)............      3,267,470     USA

      PRINCIPAL                                       VALUE       COUNTRY
      ---------                                   -------------   -------
                        TIME DEPOSITS (CONTINUED)
    $    816,868        Bayerische
                         HypoVereinsbank, 1.81%,
                         03/18/02(b)............  $     816,868     USA
       1,361,446        BNP Paribas, 1.84%,
                         01/09/02(b)............      1,361,446     USA
       1,633,735        Credit Agricole
                         Indosuez, 1.70%,
                         01/07/02(b)............      1,633,735     USA
         619,813        Fleet National Bank,
                         1.95%, 01/02/02(b).....        619,813     USA
         272,289        Royal Bank Of Canada,
                         1.69%, 01/07/02(b)             272,289     USA
                                                  -------------
                        TOTAL TIME DEPOSITS
                        (Cost $15,595,719)......     15,595,719
                                                  -------------
                        SHORT TERM CORPORATE NOTES -- 3.42%
       6,807,230        Credit Suisse First
                         Boston Corp., Floating
                         Rate, 1.98%(+),
                         05/07/02(b)............      6,807,230     USA
       2,551,261        First Union National
                         Bank, Floating Rate,
                         1.54%(+),
                         03/12/02(b)............      2,551,261     USA
         816,869        Goldman Sachs Group,
                         Inc., Floating Rate,
                         1.54%(+),
                         02/05/02(b)............        816,869     USA
       1,089,157        Merrill Lynch & Company,
                         Floating Rate,
                         1.64%(+),
                         11/26/02(b)............      1,089,157     USA
       4,084,338        Morgan Stanley Dean
                         Witter & Company,
                         Floating Rate,
                         1.93%(+),
                         01/03/02(b)............      4,084,338     USA
         816,868        Morgan Stanley Dean
                         Witter & Company,
                         Floating Rate,
                         1.61%(+),
                         05/09/02(b)............        816,868     USA
       5,445,784        Morgan Stanley Dean
                         Witter & Company,
                         Floating Rate,
                         1.93%(+),
                         06/28/02(b)............      5,445,784     USA
                                                  -------------
                        TOTAL SHORT TERM
                        CORPORATE NOTES
                        (Cost $21,611,507)......     21,611,507
                                                  -------------
                        TOTAL SECURITIES
                        (Cost $678,901,957).....    608,482,765
                                                  -------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2001

      PRINCIPAL                                       VALUE       COUNTRY
      ---------                                   -------------   -------
                        REPURCHASE AGREEMENT -- 9.26%
    $ 58,616,167        With Investors Bank &
                         Trust, dated 12/31/01,
                         1.40%, due 01/02/02,
                         repurchase proceeds at
                         maturity $58,620,726
                         (Collateralized by
                         various Fannie Mae's,
                         5.50% -- 6.50%, due
                         07/15/11 to 03/15/31,
                         with a total value of
                         $61,546,976) (Cost
                         $58,616,167)...........  $  58,616,167     USA
                                                  -------------
                        Total
                        Investments -- 105.40%
                        (Cost $737,518,124).....    667,098,932
                        Liabilities less other
                        assets -- (5.40)%.......    (34,210,207)
                                                  -------------
                        NET ASSETS -- 100.00%...  $ 632,888,725
                                                  =============

The aggregate cost of securities for federal income tax purposes at December 31, 2001 is $681,781,784.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $49,268,659
    Gross unrealized depreciation..........  (122,567,678)
                                             -----------
    Net unrealized depreciation............  $(73,299,019)
                                             ===========

---------------
(a)    All or part of the security is on loan.
(b)    Collateral for securities on loan.
(c)    Non-income producing security.
(d) Principal amount shown for this debt security is de-nominated in Japanese Yen.
(+) Variable rate security. Interest rate is based on the Federal Funds Rate. The rate shown was in effect at December 31, 2001.
(ADR)  American Depository Receipt.
(FDR)  Foreign Depository Receipt.
(GDR) Global Depository Receipt.

                                             PERCENT OF TOTAL
          COUNTRY COMPOSITION              INVESTMENTS AT VALUE
          -------------------              --------------------
Australia (AUS)........................            3.07%
Canada (CDA)...........................            2.45%
Finland (FIN)..........................            3.44%
France (FRA)...........................            7.23%
Germany (GER)..........................            3.53%
Greece (GRE)...........................            0.19%
Hong Kong (HNG)........................            3.25%
Ireland (IRE)..........................            1.63%
Italy (ITA)............................            2.26%
Japan (JPN)............................           19.46%
Korea (KOR)............................            2.08%
Luxembourg (LUX).......................            0.27%
Mexico (MEX)...........................            1.84%
Netherlands (NET)......................            4.68%
Norway (NOR)...........................            0.78%
Portugal (POR).........................            0.23%
Singapore (SIN)........................            2.19%
Spain (SPA)............................            1.77%
Sweden (SWE)...........................            1.62%
Switzerland (SWI)......................            6.03%
Turkey (TUR)...........................            0.17%
Taiwan (TWN)...........................            1.21%
United Kingdom (UK)....................           16.08%
United States (USA)....................           14.54%
                                                  ------
TOTAL PERCENTAGE.......................          100.00%
                                                  ======

                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     Diversified Investors Portfolios (the "Series Portfolio"), a series trust organized on September 1, 1993, under the laws of the State of New York, is composed of fourteen different series that are, in effect, separate investment funds: the Money Market Series, the High Quality Bond Series, the Intermediate Government Bond Series, the Core Bond Series, the Balanced Series, the Value & Income Series, the Growth & Income Series, the Equity Growth Series, the Mid-Cap Value Series, the Mid-Cap Growth Series, the Special Equity Series, the Aggressive Equity Series, the High-Yield Bond Series, and the International Equity Series (each a "Series"). The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in each Series. Investors in a Series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Series (and of no other Series).

2. SIGNIFICANT ACCOUNTING POLICIES

  A. SECURITY VALUATION

     Short-term securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates value. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the bid price on the Nasdaq system for unlisted national market issues, or at the last quoted bid price for securities not reported on the Nasdaq system. Bonds are valued at the last available price provided by an independent pricing service for securities traded on a national securities exchange. Bonds that are listed on a national securities exchange but are not traded and bonds that are regularly traded in the over-the-counter market are valued at the mean of the last available bid and asked prices by an independent pricing service. All other securities will be valued at their fair value as determined by the Board of Trustees.

  B. REPURCHASE AGREEMENTS

     Each Series, along with other affiliated entities of the investment advisor, may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Series investment advisor, subject to the seller's agreement to repurchase and the Series agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are segregated at the custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to 102% for domestic securities and 105% for international securities of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Series will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Series maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

  C. FOREIGN CURRENCY TRANSLATION

     The accounting records of each Series are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred.

     The Series does not isolate realized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net

                        DIVERSIFIED INVESTORS PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

realized and unrealized gains or losses on securities. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies and foreign currency forward contracts, and the difference between the amount of investment income receivable and foreign withholding taxes receivable recorded on the Series' books and the U.S. dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end and foreign currency forward contracts, resulting from changes in the prevailing exchange rates.

  D. FOREIGN CURRENCY FORWARD CONTRACTS

     Each Series, with the exception of the Money Market Series, may enter into foreign currency forward contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Series' portfolio securities. A foreign currency forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency forward contract fluctuates with changes in forward currency exchange rates. Foreign currency forward contracts are marked to market daily and the change in value is recorded by the Series as an unrealized gain or loss. When a foreign currency forward contract is extinguished, through delivery or by entering into another offsetting foreign currency forward contract, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Series' Statement of Assets and Liabilities and Statement of Operations. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

  E. OPTIONS

     Each Series, with the exception of the Money Market Series, may purchase and write (sell) call and put options on securities indices for the purpose of protecting against an anticipated decline in the value of the securities held by that Series. Index options are marked to market daily and the change in value is recorded by the Series as an unrealized gain or loss. A realized gain or loss equal to the difference between the exercise price and the value of the index is recorded by the Series upon cash settlement of the option. The use of index options may expose the Series to the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted or the value of the securities in the index may not move in direct correlation with the movements of the Series portfolio. In addition, there is the risk the Series may not be able to enter into a closing transaction because of an illiquid secondary market.

  F. FUTURES CONTRACTS

     Each Series may invest in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Series intends to purchase, against fluctuations in fair value caused by changes in prevailing market or interest rates.

     Initial margin deposits made upon entering into futures contracts are recognized as assets due from the broker (the Series agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the daily market value of the contract.

     Variation margin payments are received or made by the Series each day, depending upon the daily fluctuations in the fair value of the underlying instrument. The Series recognizes an unrealized gain or loss equal to the daily variation margin. When the contract is closed, the Series records a realized gain or loss equal

                        DIVERSIFIED INVESTORS PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

to the difference between the proceeds from (or cost of) the closing transaction and the Series basis in the contract.

     Should market conditions move unexpectedly, the Series may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

                             OPEN FUTURES CONTRACTS

     Open futures contracts as of December 31, 2001 are:

                           NUMBER OF                           EXPIRATION   VALUE AT        VALUE AS OF       UNREALIZED
SERIES                     CONTRACTS        DESCRIPTION           DATE     TRADE DATE    DECEMBER 31, 2001   APPRECIATION
------                     ----------   --------------------   ----------  -----------   -----------------   ------------
Balanced.................  12 Long      S&P 500 Index Future   March 2002  $ 3,366,093         $ 3,447,600       $ 81,507
Special Equity...........  49 Long      Russell 2000 Future    March 2002  $11,636,418         $11,987,850       $351,432

  G. SHORT SALES

     The Series, with the exception of the Money Market Series, may sell securities short. A short sale is a transaction in which the Series sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Series is obligated to replace the borrowed securities at their market price at the time of replacement. The Series' obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the custodian. In addition, the Fund will consider the short sale to be a borrowing by the Series that is subject to the asset coverage requirements of the 1940 Act. Short sales by the Series involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases can not exceed the total amount invested.

  H. FEDERAL INCOME TAXES

     It is the Series' policy to comply with the applicable provisions of the Internal Revenue Code. Therefore, no federal income tax provision is required.

  I.  SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Security transactions are accounted for on a trade date basis (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

     All of the net investment income and realized and unrealized gains and losses from security transactions are determined on each valuation day and allocated pro rata among the investors in a Series at the time of such determination.

  J. OPERATING EXPENSES

     The Series Portfolio accounts separately for the assets, liabilities and operations of each Series. Expenses directly attributable to a Series are charged to that Series, while expenses attributable to all Series are allocated among the series based on the relative net assets or another methodology that is appropriate based on the circumstances.

                        DIVERSIFIED INVESTORS PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  K. OTHER

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND TRANSACTIONS WITH AFFILIATES

     AUSA Life Insurance Company, Inc. ("AUSA") is an affiliate of Diversified Investment Advisors, Inc. (the "Advisor"). AUSA has sub-accounts which invest in the corresponding Series Portfolios as follows:

AUSA SUB-ACCOUNT                                              PERCENTAGE INVESTMENT IN PORTFOLIO
----------------                                              ----------------------------------
Money Market................................................                               15.00
High Quality Bond...........................................                               25.69
Intermediate Government Bond................................                               30.85
Core Bond...................................................                               23.66
Balanced....................................................                               46.39
Value & Income..............................................                               45.34
Growth & Income.............................................                               35.12
Equity Growth...............................................                               44.63
Mid-Cap Value...............................................                                0.00(1)
Mid-Cap Growth..............................................                                0.00(1)
Special Equity..............................................                               28.38
Aggressive Equity...........................................                               27.54
High Yield Bond.............................................                               17.81
International Equity........................................                               27.34

---------------

 (1) Less than 0.005%.

     The Advisor manages the assets of each Series of the Series Portfolio pursuant to an Investment Advisory Agreement with the Series Portfolio. Subject to such further policies as the Board of Trustees may determine, the Advisor provides general investment advice to each Series. For its services, the Advisor receives from each Series fees accrued daily and payable monthly at an annual rate equal to the percentages specified in the table below of the corresponding Series' average daily net assets. The Advisor is currently waiving a portion of its investment advisory fees for certain Series.

     For each Series, the Advisor has entered into Investment Subadvisory Agreements with the subadvisors listed in the table below (each a "Subadvisor", collectively the "Subadvisors"). It is the responsibility of a Subadvisor to make the day-to-day investment decisions of the Series and to place the purchase and sales orders for securities transactions of such Series, subject in all cases to the general supervision of the Advisor. Payment of fees to the Subadvisors is the responsibility of the Advisor, and is not an additional expense of a Series.

                        DIVERSIFIED INVESTORS PORTFOLIOS

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

     For its services, the Subadvisors receive a fee from the Advisor at an annual rate equal to the percentages specified in the table below of the corresponding Series' average daily net assets.

                                                                         ADVISOR      SUBADVISOR
PORTFOLIO SERIES                      PORTFOLIO SUBADVISORS              FEE (%)       FEE (%)
----------------             ----------------------------------------   ----------    ----------
Money Market Series          Capital Management Group                         0.25          0.05
High Quality Bond Series     Merganser Capital Management Corporation         0.35              (2)
Intermediate Government
  Bond Series                Capital Management Group                         0.35          0.15
Core Bond Series             Black Rock Advisors, Inc                         0.35              (3)
Balanced Series              (4)                                              0.45              (5)
Value & Income Series        (6)                                              0.45              (7)
Growth & Income Series       (8)                                              0.60              (9)
Equity Growth Series         (10)                                             0.62              (11)
Mid-Cap Value Series         Cramer Rosenthal McGlynn, LLC                    0.67(1)           (12)
Mid-Cap Growth Series        Dresdner RCM                                     0.72(1)           (13)
Special Equity Series        (14)                                             0.80              (15)
Aggressive Equity Series     McKinley Capital Management                      0.97              (16)
High-Yield Bond Series       Eaton Vance                                      0.55              (17)
International Equity Series  Capital Guardian Trust Company                   0.75              (18)

---------------

 (1) The Advisor is currently waiving a portion of its fee.

 (2) 0.20% on the first $100,000,000 in average daily net assets, 0.15% on the next $100,000,000 in average daily net assets, 0.10% on the next $100,000,000 in average daily net assets, and 0.05% on all average daily net assets in excess of $300,000,000.

 (3) The Core Bond Series changed its subadvisor on December 1, 2001 from Payden & Rygel Investment Counsel to Black Rock Advisors, Inc. From the period January 1, 2001 to November 30, 2001, the market values of the fixed income securities of the Core Bond and Balanced Series were combined to determine the subadvisor fee. Payden & Rygel Investment Counsel received 0.20% on the first $50,000,000 in average daily net assets, 0.15% on the next $50,000,000 in average daily net assets, 0.10% on the next $400,000,000 in average daily net assets, and 0.05% on all average daily net assets in excess of $500,000,000. For the period from December 1, 2001 to December 31, 2001, the market values of the fixed income securities of the Core Bond Series and Balanced Series were combined to determine the fee at the rate of 0.12% on the first $1,000,000,000 in average daily net assets and 0.05% on all average daily net assets in excess of $1,000,000,000.

 (4) The Balanced Series has two subadvisors: Aeltus Investment Management, Inc. and Black Rock Advisors, Inc. for equity and fixed income securities, respectively. Effective December 1, 2001, Black Rock replaced Payden & Rygel Investment Counsel

 (5) Aeltus Investment Management, Inc. received 0.20% on the first $200,000,000 in average daily net assets, 0.15% on the next $300,000,000 in average daily net assets, 0.125% on the next $500,000,000 in average daily net assets, and 0.10% on all average daily net assets in excess of $1,000,000,000. For the period January 1, 2001 through November 30, 2001, Payden & Rygel received 0.20% on the first $50,000,000 in average daily net assets, 0.15% on the next $50,000,000 in average daily net assets, 0.10% on the next $400,000,000 in average daily net assets, and 0.05% on all average daily net assets in excess of $500,000,000 on the combined market values of the fixed income securities of the Core Bond Series and Balanced Series. For the period December 1, 2001 to December 31, 2001, Black Rock Advisors, Inc. received 0.12% on the first $1,000,000,000 in average daily net assets, and 0.05% on all average daily

                        DIVERSIFIED INVESTORS PORTFOLIOS

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

     net assets in excess of $1,000,000,000 on the combined market values of the fixed income securities of the Core Bond Series and Balanced Series.

 (6) The Value & Income Series has two subadvisors, Sanford C. Bernstein & Company, LLC and Asset Management Group.

 (7) Asset Management Group and Sanford C. Bernstein & Company, LLC received 0.27% on the first $300,000,000 in average daily net assets, 0.16% on the next $700,000,000 in average daily net assets, and 0.13% on all average daily net assets in excess of $1,000,000,000.

 (8) The Growth & Income Series changed subadvisors on July 31, 2001. Aeltus Investment Management, Inc. and Credit Suisse Asset Management replaced Putnam Advisory Company, Inc.

 (9) For the period January 1, 2001 through July 31, 2001, Putnam Advisory Company, Inc. received 0.30% on the first $100,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $100,000,000. For the period August 1, 2001 through December 31, 2001, Aeltus Investment Management, Inc. received 0.15% on the first $300,000,000 in average daily net assets, 0.125% on the next $700,000,000 in average daily net assets and 0.10% on all average daily net assets in excess of $1,000,000,000. For the period August 1, 2001 through December 31, 2001, Credit Suisse Asset Management received 0.30% on the first $100,000,000 in average daily net assets, 0.20% on the next $200,000,000 in average daily net assets, 0.15% on the next $200,000,000 in average daily net assets and 0.10% on all average daily net assets in excess of $500,000,000.

(10) The Equity Growth Series has three subadvisors, Ark Asset Management, Marsico Capital Management, and Dresdner RCM Global Investors.

(11) Dresdner RCM Global Investors, Inc. received 0.22% on the first $700,000,000 in average daily net assets, and 0.15% on all average daily net assets in excess of $700,000,000. Ark Asset Management received 0.20% of average daily net assets. Marsico Capital Management received 0.30% on the first $1,000,000,000 in average daily net assets, 0.25% on the next $1,000,000,000 in average daily net assets, and 0.27% on all average daily net assets in excess of $2,000,000,000.

(12) 0.70% on the first $25,000,000 in average daily net assets, 0.40% on the next $25,000,000 in average daily net assets, 0.35% on the next $50,000,000 in average daily net assets, 0.25% on the next $200,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $300,000,000.

(13) 0.82% on the first $25,000,000 in average daily net assets, 0.46% on the next $25,000,000 in average daily net assets, 0.35% on the next $50,000,000 in average daily net assets, and 0.23% on all average daily net assets in excess of $100,000,000.

(14) Effective August 3, 2001, The Special Equity Series added an additional subadvisor, INVESCO, Inc., to its existing subadvisors: Husic Capital; Robertson, Stephens; Liberty Investment Management, Inc.; and Westport Asset Management, Inc.

(15) Liberty Investment Management received 0.40% on the first $250,000,000 in average daily net assets, 0.25% on the next $250,000,000 in average daily net assets, and 0.20% on all daily average net assets in excess of $350,000,000. Westport Asset Management, Inc. received 0.50% of average daily net assets. Robertson, Stephens received 0.50% on the first $100,000,000 in average daily net assets, and 0.40% on all average daily net assets in excess of $100,000,000. Husic Capital received 0.40% on the first $250,000,000 in average daily net assets, 0.25% on the next $100,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $350,000,000. For the period August 3, 2001 through December 31, 2001, INVESCO, Inc. received 0.55% on the first $100,000,000 in average daily net assets, 0.45% on the next $100,000,000 in average daily net assets, 0.30% on the next $100,000,000 in average daily net assets and 0.20% on all average daily net assets in excess of $300,000,000.

                        DIVERSIFIED INVESTORS PORTFOLIOS

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

(16) 0.90% on the first $10,000,000 in average daily net assets, 0.80% on the next $15,000,000 in average daily net assets, 0.60% on the next $25,000,000 in average daily net assets, 0.40% on the next $50,000,000 in average daily net assets, and 0.35% on all average daily net assets in excess of $100,000,000.

(17) 0.35% on the first $20,000,000 in average daily net assets, 0.25% on the next $20,000,000 in average daily net assets, 0.20% on the next $85,000,000 in average daily net assets, and 0.15% on all average daily net assets in excess of $125,000,000.

(18) 0.75% on the first $25,000,000 in average daily net assets, 0.60% on the next $25,000,000 in average daily net assets, 0.425% on the next $200,000,000 in average daily net assets and 0.375% on all average daily net assets in excess of $250,000,000.

    For the year ended December 31, 2001, the Advisor has voluntarily undertaken to waive fees in accordance with the following expense caps:

FUND                                                           EXPENSE CAP
----                                                     -----------------------
Money Market Series...................................   30 basis points (b.p.)
High Quality Bond Series..............................           40 b.p.
Intermediate Government Bond Series...................           40 b.p.
Core Bond Series......................................           40 b.p.
Balanced Series.......................................           50 b.p.
Value & Income Series.................................           50 b.p.
Growth & Income Series................................           65 b.p.
Equity Growth Series..................................           65 b.p.
Mid-Cap Value Series..................................           70 b.p.
Mid-Cap Growth Series.................................           75 b.p.
Special Equity Series.................................           85 b.p.
Aggressive Equity Series..............................          100 b.p.
High-Yield Bond Series................................           60 b.p.
International Equity Series...........................           90 b.p.

     Certain trustees and officers of the Series Portfolio are also directors, officers or employees of the Advisor or its affiliates. None of the trustees so affiliated receive compensation for services as trustees of the Series Portfolio. Similarly, none of the Series Portfolio officers receive compensation from the Series Portfolio. Aggregate remuneration incurred to non-affiliated trustees of the Series Portfolio for the year ended December 31, 2001, amounted to $34,967.

4. SECURITIES LENDING

     All but the High Yield Bond Series may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least 102% of the market value of the securities on loan. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. As with other extensions of credit, the Series may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

                        DIVERSIFIED INVESTORS PORTFOLIOS

4. SECURITIES LENDING (CONTINUED)

     The Series receives compensation, net of related expenses, for lending its securities which is reported on the Statements of Operations. At December 31, 2001, the Series loaned securities having market values as follows:

                                                              MARKET VALUE    COLLATERAL
                                                              ------------   ------------
High Quality Bond Series....................................  $  5,333,650   $  5,472,000
Intermediate Government Bond Series.........................    20,878,353     21,418,500
Core Bond Series............................................    57,907,461     59,194,051
Balanced Series.............................................    23,861,077     24,635,405
Value & Income Series.......................................    94,189,598     97,451,405
Growth & Income Series......................................    64,880,737     67,368,088
Equity Growth Series........................................    51,118,879     52,961,356
Special Equity Series.......................................   191,693,131    199,830,671
Aggressive Equity Series....................................   103,393,241    106,560,944
International Equity Series.................................    36,343,078     38,405,298

5. PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of investments purchased and proceeds from sales or maturities (excluding short-term securities) for the year ended December 31, 2001, were as follows:

                                                                    COST OF          PROCEEDS
                                                                   PURCHASES        FROM SALES
                                                                 --------------   --------------
High Quality Bond Series..............  Government Obligations   $   31,537,857   $   43,674,728
                                        Other                       198,043,176       90,241,739
Intermediate Government Bond Series...  Government Obligations       60,456,658       87,095,473
                                        Other                        12,864,628               --
Core Bond Series......................  Government Obligations    3,840,226,291    3,805,916,687
                                        Other                       752,306,112      720,150,933
Balanced Series.......................  Government Obligations    1,053,541,737    1,082,667,846
                                        Other                       627,235,142      594,939,851
Value & Income Series.................  Other                       689,268,008      471,378,734
Growth & Income Series................  Other                     1,590,343,103    1,502,157,700
Equity Growth Series..................  Other                     1,017,506,864      746,347,788
Mid-Cap Value Series..................  Other                        17,736,178        5,724,084
Mid-Cap Growth Series.................  Other                        19,407,266        4,335,614
Special Equity Series.................  Other                     1,098,828,108    1,049,466,546
Aggressive Equity Series..............  Other                       440,670,254      364,215,443
High Yield Bond Series................  Other                       186,473,063      129,232,249
International Equity Series...........  Other                       261,361,879      162,180,941

                        DIVERSIFIED INVESTORS PORTFOLIOS

6. FOREIGN CURRENCY FORWARD CONTRACTS

     At December 31, 2001, the Core Bond Series, the Balanced Series and the International Equity Series had entered into foreign currency forward contracts which contractually obligate each Series to deliver/receive currency at specified future dates. The open contracts were as follows:

                                                                                      NET UNREALIZED
                                 FOREIGN     IN EXCHANGE   SETTLEMENT                 APPRECIATION/
                                CURRENCY         FOR          DATE         VALUE      (DEPRECIATION)
                               -----------   -----------   ----------   -----------   --------------
CORE BOND
SALE CONTRACTS:
British Pound................   16,908,285   $24,610,009     01/04/02   $24,598,849      $ 11,159
New Zealand Dollar...........    7,264,220     3,021,915     01/14/02     3,024,201        (2,285)
                                                                                         --------
  TOTAL......................                                                            $  8,874
                                                                                         ========
BALANCED
SALE CONTRACTS:
British Pound................    4,260,147   $ 6,200,644     01/04/02   $ 6,197,832      $  2,812
New Zealand Dollar...........    1,816,055       755,479     01/14/02       756,050          (572)
                                                                                         --------
  TOTAL......................                                                            $  2,240
                                                                                         ========
INTERNATIONAL EQUITY
PURCHASE CONTRACTS:
Euro.........................    4,481,286     3,987,000     01/29/02     3,988,552      $  1,552
Euro.........................    2,600,852     2,321,000     02/08/02     2,314,035        (6,965)
                                                                                         --------
  TOTAL......................                                                            $ (5,413)
                                                                                         ========
SALE CONTRACTS:
Japanese Yen.................  388,810,000   $ 3,295,000     02/28/02   $ 2,977,468      $317,532
Japanese Yen.................  474,600,620     3,613,252     04/04/02     3,641,102       (27,851)
                                                                                         --------
  TOTAL......................                                                            $289,681
                                                                                         ========

                        DIVERSIFIED INVESTORS PORTFOLIOS

6. FOREIGN CURRENCY FORWARD CONTRACTS (CONTINUED)


INTERNATIONAL EQUITY (CONTINUED)

FOREIGN CURRENCY CROSS CONTRACTS:

                                                                                         NET UNREALIZED
                                             SETTLEMENT     PURCHASE      SALE CURRENT   APPRECIATION/
PURCHASE/SALE                                   DATE      CURRENT VALUE      VALUE       (DEPRECIATION)
-------------                                ----------   -------------   ------------   --------------
Euro/British Pound.........................   03/26/02     $   907,285     $  907,281      $        4
Euro/British Pound.........................   04/26/02       7,458,262      7,533,087         (74,825)
Euro/Canadian Dollar.......................   01/23/02       1,411,025      1,403,506           7,519
Euro/Canadian Dollar.......................   02/20/02         250,284        246,830           3,453
Euro/Canadian Dollar.......................   03/07/02       1,242,543      1,214,180          28,364
Euro/Japanese Yen..........................   01/15/02       1,837,960      1,713,956         124,004
Euro/Japanese Yen..........................   01/18/02       4,255,974      3,976,161         279,813
Euro/Japanese Yen..........................   01/23/02       2,119,145      1,963,828         155,317
Euro/Japanese Yen..........................   01/28/02       4,133,276      3,858,773         274,503
Euro/Japanese Yen..........................   02/19/02       2,800,680      2,567,430         233,250
Euro/Japanese Yen..........................   02/21/02       1,699,440      1,571,914         127,526
Euro/Japanese Yen..........................   02/21/02       2,259,562      2,086,114         173,448
Euro/Japanese Yen..........................   02/28/02       4,690,438      4,328,859         361,579
Euro/Japanese Yen..........................   03/18/02       1,183,871      1,167,188          16,683
Euro/Japanese Yen..........................   03/18/02       7,265,840      6,353,583         912,257
Euro/Japanese Yen..........................   03/22/02         723,020        713,961           9,059
Euro/Japanese Yen..........................   03/28/02      10,553,919      9,464,949       1,088,970
Euro/Japanese Yen..........................   05/28/02       1,599,736      1,476,701         123,035
Swiss Franc/Hong Kong Dollar...............   06/20/02       1,264,657      1,281,572         (16,915)
Swiss Franc/Japanese Yen...................   02/28/02       2,213,253      2,091,423         121,829
Swiss Franc/Japanese Yen...................   03/27/02       2,468,757      2,445,705          23,052
Swiss Franc/Swedish Krona..................   03/25/02       2,143,143      2,336,322        (193,179)
                                                                                           ----------
  TOTAL....................................                                                $3,778,747
                                                                                           ==========

                        DIVERSIFIED INVESTORS PORTFOLIOS

7. FINANCIAL HIGHLIGHTS

                                                  RATIO TO AVERAGE NET ASSETS
                                   ---------------------------------------------------------
                                                                               INVESTMENT
             FOR THE                             EXPENSES       INVESTMENT    INCOME (LOSS)                NET ASSETS,
           PERIOD/YEAR                            (NET OF         INCOME         (NET OF       PORTFOLIO      END OF       TOTAL
              ENDED                EXPENSES   REIMBURSEMENTS)     (LOSS)     REIMBURSEMENTS)   TURNOVER    PERIOD/YEAR    RETURN
           -----------             --------   ---------------   ----------   ---------------   ---------   ------------   -------
MONEY MARKET
12/31/2001.......................    0.27%         0.27%           3.85%          3.85%           N/A      $704,577,191      4.37%
12/31/2000.......................    0.28          0.28            6.18           6.18            N/A       492,136,376       N/A
12/31/1999.......................    0.28          0.28            5.06           5.06            N/A       416,768,827       N/A
12/31/1998.......................    0.28          0.28            5.32           5.32            N/A       292,437,753       N/A
12/31/1997.......................    0.28          0.28            5.33           5.33            N/A       232,312,458       N/A

HIGH QUALITY BOND
12/31/2001.......................    0.38          0.38            5.74           5.74             53%      330,502,956      8.70
12/31/2000.......................    0.38          0.38            6.21           6.21             73       228,391,465       N/A
12/31/1999.......................    0.38          0.38            5.78           5.78             56       199,906,097       N/A
12/31/1998.......................    0.39          0.39            5.90           5.90             68       227,463,134       N/A
12/31/1997.......................    0.39          0.39            6.12           6.12             62       218,169,438       N/A

INTERMEDIATE GOVERNMENT BOND
12/31/2001.......................    0.38          0.38            5.25           5.25             40       260,795,117      7.24
12/31/2000.......................    0.37          0.37            5.82           5.82             48       208,106,902       N/A
12/31/1999.......................    0.39          0.39            5.46           5.46             25       174,804,385       N/A
12/31/1998.......................    0.39          0.39            5.46           5.46             70       158,574,467       N/A
12/31/1997.......................    0.41          0.39            5.61           5.62             45       129,186,397       N/A

CORE BOND
12/31/2001.......................    0.38          0.38            5.32           5.32            547       761,473,139      7.38
12/31/2000.......................    0.38          0.38            6.28           6.28            521       641,903,354       N/A
12/31/1999.......................    0.37          0.37            5.86           5.86            307       515,721,444       N/A
12/31/1998.......................    0.38          0.38            5.98           5.98            102       551,935,530       N/A
12/31/1997.......................    0.38          0.38            6.49           6.49             64       361,632,885       N/A

---------------

(1)  Commencement of Operations, April 27, 2001.
  *  Annualized

                        DIVERSIFIED INVESTORS PORTFOLIOS

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                RATIO TO AVERAGE NET ASSETS
                                 ---------------------------------------------------------
                                                                             INVESTMENT
            FOR THE                            EXPENSES       INVESTMENT    INCOME (LOSS)
          PERIOD/YEAR                           (NET OF         INCOME         (NET OF       PORTFOLIO   NET ASSETS, END   TOTAL
             ENDED               EXPENSES   REIMBURSEMENTS)     (LOSS)     REIMBURSEMENTS)   TURNOVER    OF PERIOD/YEAR    RETURN
          -----------            --------   ---------------   ----------   ---------------   ---------   ---------------   ------
BALANCED
12/31/2001.....................    0.49%         0.49%            2.82%          2.82%          312%     $  497,836,597     (4.75)%
12/31/2000.....................    0.49          0.49             2.93           2.93           286         512,675,482       N/A
12/31/1999.....................    0.52          0.50             2.46           2.48           256         525,583,903       N/A
12/31/1998.....................    0.48          0.48             3.22           3.22            91         505,995,739       N/A
12/31/1997.....................    0.48          0.48             3.55           3.55            87         394,769,913       N/A

VALUE & INCOME
12/31/2001.....................    0.48          0.48             2.07           2.07            32       1,653,702,046     (1.46)
12/31/2000.....................    0.46          0.46             2.23           2.23            76       1,530,760,024       N/A
12/31/1999.....................    0.46          0.46             1.75           1.75            43       1,414,634,230       N/A
12/31/1998.....................    0.47          0.47             2.23           2.23            31       1,367,107,496       N/A
12/31/1997.....................    0.47          0.47             2.27           2.27            33       1,215,071,169       N/A

GROWTH & INCOME
12/31/2001.....................    0.63          0.63             0.50           0.50           153         968,765,767    (21.84)
12/31/2000.....................    0.62          0.62             0.07           0.07            80       1,172,093,970       N/A
12/31/1999.....................    0.62          0.62             0.07           0.07            86       1,242,236,443       N/A
12/31/1998.....................    0.63          0.63             0.30           0.30            75         771,268,461       N/A
12/31/1997.....................    0.64          0.64             0.65           0.65            87         376,260,408       N/A

EQUITY GROWTH
12/31/2001.....................    0.64          0.64             0.09           0.09            63       1,230,944,333    (19.12)
12/31/2000.....................    0.64          0.64             0.05           0.05            97       1,226,091,994       N/A
12/31/1999.....................    0.64          0.64             0.12           0.12            44       1,266,869,154       N/A
12/31/1998.....................    0.64          0.64             0.22           0.22           104         688,448,565       N/A
12/31/1997.....................    0.65          0.65             0.43           0.43            91         426,312,188       N/A

---------------

(1)  Commencement of Operations, April 27, 2001.
  *  Annualized

                        DIVERSIFIED INVESTORS PORTFOLIOS

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                RATIO TO AVERAGE NET ASSETS
                                 ---------------------------------------------------------
                                                                             INVESTMENT
            FOR THE                            EXPENSES       INVESTMENT    INCOME (LOSS)
          PERIOD/YEAR                           (NET OF         INCOME         (NET OF       PORTFOLIO   NET ASSETS, END   TOTAL
             ENDED               EXPENSES   REIMBURSEMENTS)     (LOSS)     REIMBURSEMENTS)   TURNOVER    OF PERIOD/YEAR    RETURN
          -----------            --------   ---------------   ----------   ---------------   ---------   ---------------   ------
MID-CAP VALUE(1)
12/31/2001.....................    1.91%*        0.70%*         (0.48)%*         0.73%*          87%     $   13,632,294      9.29%

MID-CAP GROWTH(1)
12/31/2001.....................    1.93*         0.75*          (1.50)*         (0.32)*          63          15,562,948    (12.05)

SPECIAL EQUITY
12/31/2001.....................    0.83          0.83           (0.02)          (0.02)           88       1,323,223,840     (1.92)
12/31/2000.....................    0.82          0.82            0.10            0.10            77       1,311,523,517       N/A
12/31/1999.....................    0.84          0.84            0.13            0.13           171       1,171,034,281       N/A
12/31/1998.....................    0.83          0.83            0.14            0.14           173         924,089,884       N/A
12/31/1997.....................    0.84          0.84            0.41            0.41           146         743,388,261       N/A

AGGRESSIVE EQUITY
12/31/2001.....................    1.00          1.00           (0.72)          (0.72)           98         372,579,133    (30.23)
12/31/2000.....................    0.98          0.98           (0.62)          (0.62)           62         435,760,615       N/A
12/31/1999.....................    1.01          1.00           (0.47)          (0.46)          132         259,974,422       N/A
12/31/1998.....................    1.10          1.00           (0.41)          (0.31)          121          81,327,707       N/A
12/31/1997.....................    1.33          1.00           (0.52)          (0.19)          243          25,857,650       N/A

HIGH YIELD BOND
12/31/2001.....................    0.59          0.59            9.41            9.41            90         174,019,465      5.94
12/31/2000.....................    0.65          0.60            9.17            9.22           105         139,986,593       N/A
12/31/1999.....................    0.61          0.60            8.45            8.46           145         124,990,408       N/A
12/31/1998.....................    0.63          0.60            8.64            8.67            83          94,870,981       N/A
12/31/1997.....................    0.74          0.60            8.46            8.60           109          39,700,131       N/A

INTERNATIONAL EQUITY
12/31/2001.....................    0.88          0.88            0.67            0.67            28         632,888,725    (16.82)
12/31/2000.....................    0.84          0.84            0.77            0.77            46         650,534,093       N/A
12/31/1999.....................    0.86          0.86            0.74            0.74            35         592,713,641       N/A
12/31/1998.....................    0.88          0.87            1.05            1.06            33         320,218,173       N/A
12/31/1997.....................    0.88          0.87            0.90            0.91            31         205,306,068       N/A

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Owners of Beneficial Interests of the Diversified Investors Portfolios:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Diversified Investors Portfolios (comprising, the Money Market Portfolio, High Quality Bond Portfolio, Intermediate Government Bond Portfolio, Core Bond Portfolio, Balanced Portfolio, Value & Income Portfolio, Growth & Income Portfolio, Equity Growth Portfolio, Mid-Cap Value Portfolio, Mid-Cap Growth Portfolio, Special Equity Portfolio, Aggressive Equity Portfolio, High Yield Bond Portfolio and International Equity Portfolio; collectively, the "Portfolios") at December 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, except for the Mid-Cap Value Portfolio and Mid-Cap Growth Portfolio for which the period was from April 27, 2001 (commencement of operations) through December 31, 2001, and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
February 15, 2002

                        DIVERSIFIED INVESTORS PORTFOLIOS

                        TRUSTEES INFORMATION (UNAUDITED)

     Each portfolio is supervised by the Board of Trustees of Diversified Investors Portfolios. The respective Trustees and officers of each Portfolio Trust and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each Trustee and officer of Diversified Investors Portfolios is Four Manhattanville Road, Purchase, New York 10577. Additional information about Diversified Investors Portfolios' Trustees may be found in Diversified Investors Portfolios' Statement of Additional Information, which is available without charge upon request by calling 1-800-755-5801.

OFFICERS AND INTERESTED TRUSTEES:

                                          POSITION(S), LENGTH OF      PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS AND AGE                          TIME SERVED          PAST 5 YEARS, DIRECTORSHIPS HELD
---------------------                     ----------------------   -----------------------------------
Joseph P. Carusone, 36.................   Treasurer since 2001     Vice President and Director,
                                                                   Diversified Investment Advisors,
                                                                   Inc.; Vice President, Assistant
                                                                   Vice President and Assistant
                                                                   Treasurer, The Bank of New York.

Robert F. Colby, 46....................   Secretary since 1993     Vice President and General Counsel,
                                                                   Diversified Investment Advisors,
                                                                   Inc.; Vice President, Diversified
                                                                   Investors Securities Corp.; Vice
                                                                   President and Assistant Secretary,
                                                                   AUSA Life Insurance Company, Inc.

John F. Hughes, 60.....................   Assistant Secretary      Assistant Secretary, Vice President
                                           since 1993              and Senior Counsel, Diversified
                                                                   Investment Advisors, Inc.; Vice
                                                                   President, AUSA Life Insurance
                                                                   Company, Inc.; Assistant Secretary,
                                                                   Diversified Investors Securities
                                                                   Corp.

Mark Mullin, 39........................   Trustee since 1995       Vice President and Chief Investment
                                                                   Officer, Diversified Investment
                                                                   Advisors, Inc.

Tom A. Schlossberg, 51.................   Trustee, President       Director, Chairman of the Board,
                                           since 1993              President and Chief Executive
                                                                   Officer, Diversified Investment
                                                                   Advisors, Inc.

DISINTERESTED TRUSTEES:

                                          POSITION(S), LENGTH OF      PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS AND AGE                          TIME SERVED          PAST 5 YEARS, DIRECTORSHIPS HELD
---------------------                     ----------------------   -----------------------------------
Neal M. Jewell, 67.....................   Trustee since 1993       Consultant; Independent Trustee,
355 Thornridge Drive                                               EAI Select (a registered investment
Stamford, CT 06903                                                 company)

Eugene M. Mannella, 48.................   Trustee since 1993       Executive Vice President,
2 Orchard Neck Road                                                Investment Management Services,
Center Moriches, NY 11934                                          Inc.

Patricia L. Sawyer, 51.................   Trustee since 1993       President and Executive Search
Smith & Sawyer LLP                                                 Consultant, Smith & Sawyer LLC
P.O. Box 8063
Vero Beach, FL 32963

                         S&P 500 INDEX MASTER PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001

ASSETS:
Investments in securities, at value (including securities on loan(1)) (Cost: $2,922,136,154) (Note 1)..................  $2,974,355,332
RECEIVABLES
     Investment securities sold.............................         486,298
     Dividends and interest.................................       3,192,054
                                                              --------------
TOTAL ASSETS................................................   2,978,033,684
                                                              --------------
LIABILITIES:
PAYABLES
     Investment securities purchased........................       1,595,819
     Due to broker -- variation margin......................         410,821
     Collateral for securities loaned (Note 4)..............     183,860,919
     Advisory fees (Note 2).................................         252,175
                                                              --------------
TOTAL LIABILITIES...........................................     186,119,734
                                                              --------------
NET ASSETS..................................................  $2,791,913,950
                                                              ==============

---------------
(1) Securities on loan with market value of $176,433,842. See Note 4.

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2001

NET INVESTMENT INCOME:
  Dividends (Net of foreign withholding tax of $163,302)....  $  36,774,505
  Interest..................................................      1,437,576
  Securities lending income.................................        235,396
                                                              -------------
          TOTAL INVESTMENT INCOME...........................     38,447,477
                                                              -------------
EXPENSES (NOTE 2):
  Advisory fees.............................................      1,422,538
                                                              -------------
          TOTAL EXPENSES....................................      1,422,538
                                                              -------------
NET INVESTMENT INCOME.......................................     37,024,939
                                                              -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on sale of investments..................    (10,767,974)
  Net realized loss on sale of futures contracts............     (1,864,700)
  Net change in unrealized appreciation (depreciation) of
     investments............................................   (405,136,558)
  Net change in unrealized appreciation (depreciation) of
     futures contracts......................................        992,624
                                                              -------------
NET LOSS ON INVESTMENTS.....................................   (416,776,608)
                                                              -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $(379,751,669)
                                                              =============

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                             FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                             DECEMBER 31, 2001    DECEMBER 31, 2000
                                                             ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income....................................    $   37,024,939      $    47,775,321
  Net realized gain (loss).................................       (12,632,674)         854,753,964
  Net change in unrealized appreciation (depreciation).....      (404,143,934)      (1,244,831,494)
                                                               --------------      ---------------
Net decrease in net assets resulting from operations.......      (379,751,669)        (342,302,209)
                                                               --------------      ---------------
INTERESTHOLDER TRANSACTIONS:
  Contributions............................................       931,988,808        1,599,306,476
  Withdrawals..............................................      (988,412,872)      (2,856,439,610)
                                                               --------------      ---------------
Net decrease in net assets resulting from interestholder
  transactions.............................................       (56,424,064)      (1,257,133,134)
                                                               --------------      ---------------
Decrease in net assets.....................................      (436,175,733)      (1,599,435,343)
NET ASSETS:
Beginning of year..........................................     3,228,089,683        4,827,525,026
                                                               --------------      ---------------
End of year................................................    $2,791,913,950      $ 3,228,089,683
                                                               ==============      ===============

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2001

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS -- 98.33%
               ADVERTISING -- 0.31%
      99,048   Interpublic Group of
                 Companies Inc. ...........  $    2,925,875
      48,745   Omnicom Group Inc. .........       4,355,366
      28,996   TMP Worldwide Inc.(1).......       1,243,928
                                             --------------
                                                  8,525,169
                                             --------------
               AEROSPACE/DEFENSE -- 1.22%
     219,658   Boeing Co. .................       8,518,337
      52,925   General Dynamics Corp. .....       4,214,947
      26,737   Goodrich (B.F.) Co. ........         711,739
     115,541   Lockheed Martin Corp. ......       5,392,298
      28,964   Northrop Grumman Corp. .....       2,919,861
     102,532   Raytheon Co. ...............       3,329,214
      48,164   Rockwell Collins............         939,198
     122,890   United Technologies
                 Corp. ....................       7,942,381
                                             --------------
                                                 33,967,975
                                             --------------
               AIRLINES -- 0.20%
      40,518   AMR Corp.(1)................         898,284
      32,325   Delta Air Lines Inc. .......         945,829
     200,737   Southwest Airlines Co. .....       3,709,620
      17,868   U.S. Airways Group
                 Inc.(1)...................         113,283
                                             --------------
                                                  5,667,016
                                             --------------
               APPAREL -- 0.26%
      32,906   Jones Apparel Group
                 Inc.(1)...................       1,091,492
      13,798   Liz Claiborne Inc. .........         686,450
      70,456   Nike Inc. "B"...............       3,962,445
      15,449   Reebok International
                 Ltd.(1)...................         409,398
      29,106   VF Corp. ...................       1,135,425
                                             --------------
                                                  7,285,210
                                             --------------
               AUTO MANUFACTURERS -- 0.59%
     474,963   Ford Motor Company..........       7,466,418
     145,700   General Motors Corp. "A"....       7,081,020
      15,577   Navistar International
                 Corp. ....................         615,291
      20,128   PACCAR Inc. ................       1,320,799
                                             --------------
                                                 16,483,528
                                             --------------
               AUTO PARTS & EQUIPMENT -- 0.20%
      19,035   Cooper Tire & Rubber Co. ...         303,799
      38,956   Dana Corp. .................         540,709
     146,940   Delphi Automotive Systems
                 Corp. ....................       2,007,200
      42,788   Goodyear Tire & Rubber
                 Co. ......................       1,018,782

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               AUTO PARTS & EQUIPMENT (CONTINUED)
      33,123   TRW Inc. ...................  $    1,226,876
      34,193   Visteon Corp. ..............         514,263
                                             --------------
                                                  5,611,629
                                             --------------
               BANKS -- 6.60%
      95,582   AmSouth Bancorp.............       1,806,500
     412,656   Bank of America Corp. ......      25,976,695
     193,162   Bank of New York Co.
                 Inc. .....................       7,881,010
     305,834   Bank One Corp. .............      11,942,818
     118,830   BB&T Corp. .................       4,290,951
      58,951   Charter One Financial
                 Inc. .....................       1,600,520
      46,708   Comerica Inc. ..............       2,676,368
     151,550   Fifth Third Bancorp.........       9,294,562
     274,092   FleetBoston Financial
                 Corp. ....................      10,004,358
      41,341   Golden West Financial
                 Corp. ....................       2,432,918
      65,884   Huntington Bancshares
                 Inc. .....................       1,132,546
     517,484   JP Morgan Chase & Co. ......      18,810,543
     111,069   KeyCorp.....................       2,703,419
     122,705   Mellon Financial Corp. .....       4,616,162
     158,945   National City Corp. ........       4,647,552
      58,257   Northern Trust Corp. .......       3,508,237
      74,506   PNC Financial Services
                 Group.....................       4,187,237
      59,650   Regions Financial Corp. ....       1,791,886
      89,881   SouthTrust Corp. ...........       2,217,364
      85,338   State Street Corp. .........       4,458,910
      75,751   SunTrust Banks Inc. ........       4,749,588
      76,402   Synovus Financial Corp. ....       1,913,870
     511,686   U.S. Bancorp................      10,709,588
      36,031   Union Planters Corp. .......       1,626,079
     356,936   Wachovia Corp. .............      11,193,513
     229,733   Washington Mutual Inc. .....       7,512,269
     444,625   Wells Fargo & Company.......      19,318,956
      24,063   Zions Bancorp...............       1,265,233
                                             --------------
                                                184,269,652
                                             --------------
               BEVERAGES -- 2.48%
     231,928   Anheuser-Busch Companies
                 Inc. .....................      10,485,465
      17,908   Brown-Forman Corp. "B"......       1,121,041
     652,240   Coca-Cola Co. ..............      30,753,116
     116,648   Coca-Cola Enterprises
                 Inc. .....................       2,209,313
       9,474   Coors (Adolf) Company "B"...         505,912

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2001

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               BEVERAGES (CONTINUED)
      74,458   Pepsi Bottling Group
                 Inc. .....................  $    1,749,763
     458,890   PepsiCo Inc. ...............      22,343,354
                                             --------------
                                                 69,167,964
                                             --------------
               BIOTECHNOLOGY -- 0.97%
     274,220   Amgen Inc.(1)...............      15,476,977
      38,792   Biogen Inc.(1)..............       2,224,721
      49,611   Chiron Corp.(1).............       2,174,946
      55,654   Genzyme Corp. -- General
                 Division(1)...............       3,331,448
     142,847   Immunex Corp.(1)............       3,958,290
                                             --------------
                                                 27,166,382
                                             --------------
               BUILDING MATERIALS -- 0.15%
     120,367   Masco Corp. ................       2,948,991
      26,568   Vulcan Materials Co. .......       1,273,670
                                             --------------
                                                  4,222,661
                                             --------------
               CHEMICALS -- 1.21%
      59,624   Air Products & Chemicals
                 Inc. .....................       2,796,962
      18,108   Ashland Inc. ...............         834,417
     236,550   Dow Chemical Co. ...........       7,990,659
     268,883   Du Pont (E.I.) de Nemours...      11,430,216
      20,224   Eastman Chemical Co. .......         789,140
      34,043   Engelhard Corp. ............         942,310
      13,163   Great Lakes Chemical
                 Corp. ....................         319,598
      28,458   Hercules Inc.(1)............         284,580
      44,162   PPG Industries Inc. ........       2,284,059
      42,188   Praxair Inc. ...............       2,330,887
      57,803   Rohm & Haas Co. "A".........       2,001,718
      40,508   Sherwin-Williams Co. .......       1,113,970
      19,241   Sigma-Aldrich Corp. ........         758,288
                                             --------------
                                                 33,876,804
                                             --------------
               COMMERCIAL SERVICES -- 0.96%
      48,121   Block (H & R) Inc. .........       2,151,009
     257,429   Cendant Corp.(1)............       5,048,183
     132,124   Concord EFS Inc.(1).........       4,331,025
      45,132   Convergys Corp.(1)..........       1,691,999
      17,404   Deluxe Corp. ...............         723,658
      30,033   Donnelley (R.R.) & Sons
                 Co. ......................         891,680
      33,531   Ecolab Inc. ................       1,349,623
      37,999   Equifax Inc. ...............         917,676
      75,007   McKesson HBOC Inc. .........       2,805,262
      40,916   Moody's Corp. ..............       1,630,912
      98,173   Paychex Inc. ...............       3,421,329

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               COMMERCIAL SERVICES (CONTINUED)
      31,372   Quintiles Transnational
                 Corp.(1)..................  $      504,462
      46,000   Robert Half International
                 Inc.(1)...................       1,228,200
                                             --------------
                                                 26,695,018
                                             --------------
               COMPUTERS -- 5.95%
      92,012   Apple Computer Inc.(1)......       2,015,063
   1,923,827   Cisco Systems Inc.(1).......      34,840,507
     444,308   Compaq Computer Corp. ......       4,336,446
      44,674   Computer Sciences
                 Corp.(1)..................       2,188,133
     684,560   Dell Computer Corp.(1)......      18,606,341
     124,337   Electronic Data Systems
                 Corp. ....................       8,523,301
     581,106   EMC Corp.(1)................       7,810,065
      84,970   Gateway Inc.(1).............         683,159
     508,837   Hewlett-Packard Co. ........      10,451,512
     451,821   International Business
                 Machines Corp. ...........      54,652,268
      34,095   Lexmark International Group
                 Inc. "A"(1)...............       2,011,605
      25,479   NCR Corp.(1)................         939,156
      86,850   Network Appliance Inc.(1)...       1,899,409
     148,978   Palm Inc.(1)................         578,035
      33,137   Sapient Corp.(1)............         255,818
     850,218   Sun Microsystems Inc.(1)....      10,457,681
      83,696   Unisys Corp.(1).............       1,049,548
     105,143   Veritas Software Corp.(1)...       4,713,561
                                             --------------
                                                166,011,608
                                             --------------
               COSMETICS/PERSONAL CARE -- 2.04%
      14,876   Alberto-Culver Co. "B"......         665,552
      61,961   Avon Products Inc. .........       2,881,187
     144,706   Colgate-Palmolive Co. ......       8,356,772
     276,796   Gillette Co. ...............       9,244,986
      24,871   International Flavors &
                 Fragrances Inc. ..........         738,917
     137,739   Kimberly-Clark Corp. .......       8,236,792
     339,820   Procter & Gamble Co. .......      26,889,957
                                             --------------
                                                 57,014,163
                                             --------------
               DISTRIBUTION/WHOLESALE -- 0.29%
     118,610   Costco Wholesale Corp.(1)...       5,263,912
      45,431   Genuine Parts Co. ..........       1,667,318
      24,536   Grainger (W.W.) Inc. .......       1,177,728
                                             --------------
                                                  8,108,958
                                             --------------

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2001

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED FINANCIAL SERVICES -- 6.45%
     349,944   American Express Co. .......  $   12,489,501
      24,689   Bear Stearns Companies
                 Inc. .....................       1,447,763
      56,357   Capital One Financial
                 Corp. ....................       3,040,460
   1,349,400   Citigroup Inc. .............      68,117,712
      32,058   Countrywide Credit
                 Industries Inc. ..........       1,313,416
     262,021   Fannie Mae..................      20,830,670
      68,403   Franklin Resources Inc. ....       2,412,574
     182,303   Freddie Mac.................      11,922,616
     120,051   Household International
                 Inc. .....................       6,955,755
      62,504   Lehman Brothers Holdings
                 Inc. .....................       4,175,267
     223,408   MBNA Corp. .................       7,863,962
     221,976   Merrill Lynch & Co. Inc. ...      11,569,389
     287,652   Morgan Stanley Dean Witter &
                 Co. ......................      16,091,253
      74,545   Providian Financial
                 Corp. ....................         264,635
     358,451   Schwab (Charles) Corp. .....       5,545,237
      58,053   Stilwell Financial Inc. ....       1,580,203
      32,381   T Rowe Price Group Inc. ....       1,124,592
      41,118   USA Education Inc. .........       3,454,734
                                             --------------
                                                180,199,739
                                             --------------
               ELECTRIC -- 2.46%
     139,811   AES Corp.(1)................       2,285,910
      32,798   Allegheny Energy Inc. ......       1,187,944
      36,096   Ameren Corp. ...............       1,526,861
      84,517   American Electric Power
                 Inc. .....................       3,679,025
      80,080   Calpine Corp.(1)............       1,344,543
      41,732   Cinergy Corp. ..............       1,395,101
      34,878   CMS Energy Corp. ...........         838,118
      55,666   Consolidated Edison Inc. ...       2,246,680
      42,938   Constellation Energy Group
                 Inc. .....................       1,140,004
      68,988   Dominion Resources Inc. ....       4,146,179
      42,661   DTE Energy Co. .............       1,789,202
     203,570   Duke Energy Corp. ..........       7,992,158
      85,455   Edison International(1).....       1,290,371
      57,975   Entergy Corp. ..............       2,267,402
      84,163   Exelon Corp. ...............       4,029,724
      78,057   FirstEnergy Corp. ..........       2,730,434
      46,128   FPL Group Inc. .............       2,601,619
     105,075   Mirant Corp.(1).............       1,683,301
      42,028   Niagara Mohawk Holdings
                 Inc.(1)...................         745,156
      54,239   NiSource Inc. ..............       1,250,751

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               ELECTRIC (CONTINUED)
     101,571   PG&E Corp.(1)...............  $    1,954,226
      22,200   Pinnacle West Capital
                 Corp. ....................         929,070
      38,411   PPL Corp. ..................       1,338,623
      57,372   Progress Energy Inc. .......       2,583,461
      54,416   Public Service Enterprise
                 Group Inc. ...............       2,295,811
      78,200   Reliant Energy Inc. ........       2,073,864
     182,321   Southern Co. ...............       4,621,837
      36,601   TECO Energy Inc. ...........         960,410
      69,532   TXU Corporation.............       3,278,434
      90,627   Xcel Energy Inc. ...........       2,513,993
                                             --------------
                                                 68,720,212
                                             --------------
               ELECTRICAL COMPONENTS & EQUIPMENT -- 0.32%
      51,285   American Power Conversion
                 Corp.(1)..................         741,581
     112,246   Emerson Electric Co. .......       6,409,247
      51,328   Molex Inc. .................       1,588,602
      20,681   Power-One Inc.(1)...........         215,289
                                             --------------
                                                  8,954,719
                                             --------------
               ELECTRONICS -- 0.77%
     120,818   Agilent Technologies
                 Inc.(1)...................       3,444,521
      55,586   Applera Corp. -- Applied
                 Biosystems Group..........       2,182,862
      51,708   Jabil Circuit Inc.(1).......       1,174,806
      22,892   Johnson Controls Inc. ......       1,848,529
      12,523   Millipore Corp. ............         760,146
      30,759   Parker Hannifin Corp. ......       1,412,146
      32,310   PerkinElmer Inc. ...........       1,131,496
     136,624   Sanmina Corp.(1)............       2,718,818
     215,231   Solectron Corp.(1)..........       2,427,806
      59,902   Symbol Technologies Inc. ...         951,244
      24,130   Tektronix Inc.(1)...........         622,071
      46,632   Thermo Electron Corp.(1)....       1,112,640
      15,251   Thomas & Betts Corp. .......         322,559
      34,293   Waters Corp.(1).............       1,328,854
                                             --------------
                                                 21,438,498
                                             --------------
               ENGINEERING & CONSTRUCTION -- 0.03%
      21,011   Fluor Corp. ................         785,811
                                             --------------
               ENTERTAINMENT -- 0.06%
      23,004   International Game
                 Technology Inc.(1)........       1,571,173
                                             --------------

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2001

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               ENVIRONMENTAL CONTROL -- 0.21%
      51,661   Allied Waste Industries
                 Inc.(1)...................  $      726,354
     164,662   Waste Management Inc. ......       5,254,364
                                             --------------
                                                  5,980,718
                                             --------------
               FOOD -- 2.11%
     106,507   Albertson's Inc. ...........       3,353,905
     173,449   Archer-Daniels-Midland
                 Co. ......................       2,488,993
     107,448   Campbell Soup Co. ..........       3,209,472
     140,917   ConAgra Foods Inc. .........       3,349,597
      95,549   General Mills Inc. .........       4,969,503
      91,837   Heinz (H.J.) Co. ...........       3,776,337
      35,570   Hershey Foods Corp. ........       2,408,089
     106,612   Kellogg Co. ................       3,209,021
     210,691   Kroger Co.(1)...............       4,397,121
     131,640   Safeway Inc.(1).............       5,495,970
     205,453   Sara Lee Corp. .............       4,567,220
      34,962   SUPERVALU Inc. .............         773,359
     174,818   Sysco Corp. ................       4,583,728
     149,915   Unilever NV -- NY Shares....       8,636,603
      36,866   Winn-Dixie Stores Inc. .....         525,341
      59,070   Wrigley (William Jr.)
                 Co. ......................       3,034,426
                                             --------------
                                                 58,778,685
                                             --------------
               FOREST PRODUCTS & PAPER -- 0.51%
      15,221   Boise Cascade Corp. ........         517,666
      60,265   Georgia-Pacific Corp. ......       1,663,917
     126,410   International Paper Co. ....       5,100,644
      27,397   Louisiana-Pacific Corp. ....         231,231
      26,040   Mead Corp. .................         804,376
      12,943   Temple-Inland Inc. .........         734,256
      26,831   Westvaco Corp. .............         763,342
      56,719   Weyerhaeuser Co. ...........       3,067,364
      28,820   Willamette Industries
                 Inc. .....................       1,502,098
                                             --------------
                                                 14,384,894
                                             --------------
               GAS -- 0.12%
      36,480   KeySpan Corp. ..............       1,264,032
      11,746   NICOR Inc. .................         489,103
       9,285   Peoples Energy Corp. .......         352,180
      54,344   Sempra Energy...............       1,334,145
                                             --------------
                                                  3,439,460
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               HAND/MACHINE TOOLS -- 0.08%
      20,927   Black & Decker Corp. .......  $      789,576
      15,186   Snap-On Inc. ...............         511,161
      22,387   Stanley Works (The).........       1,042,563
                                             --------------
                                                  2,343,300
                                             --------------
               HEALTH CARE -- 4.08%
      37,593   Aetna Inc. .................       1,240,193
      13,404   Bard (C.R.) Inc. ...........         864,558
      14,063   Bausch & Lomb Inc. .........         529,613
     154,839   Baxter International
                 Inc. .....................       8,304,016
      67,812   Becton Dickinson & Co. .....       2,247,968
      70,717   Biomet Inc. ................       2,185,155
     105,790   Boston Scientific
                 Corp.(1)..................       2,551,655
      79,925   Guidant Corp.(1)............       3,980,265
     135,082   HCA -- The Healthcare
                 Company...................       5,206,060
      64,307   Health Management Associates
                 Inc. "A"(1)...............       1,183,249
     102,894   Healthsouth Corp.(1)........       1,524,889
      44,246   Humana Inc.(1)..............         521,660
     804,539   Johnson & Johnson...........      47,548,255
      26,850   Manor Care Inc.(1)..........         636,614
     317,528   Medtronic Inc. .............      16,260,609
      22,833   St. Jude Medical Inc.(1)....       1,772,982
      51,568   Stryker Corp. ..............       3,010,024
      85,368   Tenet Healthcare Corp.(1)...       5,012,809
      81,775   UnitedHealth Group Inc. ....       5,787,217
      16,725   Wellpoint Health Networks
                 Inc.(1)...................       1,954,316
      50,833   Zimmer Holdings Inc.(1).....       1,552,440
                                             --------------
                                                113,874,547
                                             --------------
               HOME BUILDERS -- 0.08%
      15,937   Centex Corp. ...............         909,843
      13,198   KB HOME.....................         529,240
      15,455   Pulte Corp. ................         690,375
                                             --------------
                                                  2,129,458
                                             --------------
               HOME FURNISHINGS -- 0.11%
      51,535   Leggett & Platt Inc. .......       1,185,305
      20,133   Maytag Corp. ...............         624,727
      17,552   Whirlpool Corp. ............       1,287,088
                                             --------------
                                                  3,097,120
                                             --------------

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2001

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               HOUSEHOLD PRODUCTS/WARES -- 0.29%
      16,656   American Greetings Corp.
                 "A".......................  $      229,520
      28,823   Avery Dennison Corp. .......       1,629,364
      61,001   Clorox Co. .................       2,412,590
      38,972   Fortune Brands Inc. ........       1,542,901
      69,943   Newell Rubbermaid Inc. .....       1,928,329
      15,244   Tupperware Corp. ...........         293,447
                                             --------------
                                                  8,036,151
                                             --------------
               INSURANCE -- 4.34%
     136,957   AFLAC Inc. .................       3,363,664
     187,015   Allstate Corp. .............       6,302,406
      27,680   Ambac Financial Group
                 Inc. .....................       1,601,565
     685,210   American International Group
                 Inc. .....................      54,405,674
      70,611   AON Corp. ..................       2,508,103
      44,533   Chubb Corp. ................       3,072,777
      37,933   CIGNA Corp. ................       3,514,492
      42,366   Cincinnati Financial
                 Corp. ....................       1,616,263
      90,418   Conseco Inc.(1).............         403,264
      78,337   Hancock (John) Financial
                 Services Inc. ............       3,235,318
      64,305   Hartford Financial Services
                 Group Inc. ...............       4,040,283
      39,461   Jefferson-Pilot Corp. ......       1,825,860
      49,690   Lincoln National Corp. .....       2,413,443
      50,225   Loews Corp. ................       2,781,461
      72,035   Marsh & McLennan Companies
                 Inc. .....................       7,740,161
      38,926   MBIA Inc. ..................       2,087,601
     190,096   MetLife Inc. ...............       6,022,241
      28,113   MGIC Investment Corp. ......       1,735,134
      19,227   Progressive Corporation            2,870,591
      33,512   SAFECO Corp. ...............       1,043,899
      54,399   St. Paul Companies Inc. ....       2,391,924
      32,569   Torchmark Corp. ............       1,280,939
      63,487   UnumProvident Corp. ........       1,683,040
      34,796   XL Capital Ltd. "A".........       3,178,963
                                             --------------
                                                121,119,066
                                             --------------
               IRON/STEEL -- 0.07%
      21,051   Allegheny Technologies
                 Inc. .....................         352,604
      20,402   Nucor Corp. ................       1,080,490
      23,395   USX-U.S. Steel Group
                 Inc. .....................         423,683
                                             --------------
                                                  1,856,777
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               LEISURE TIME -- 0.38%
      23,011   Brunswick Corp. ............  $      500,719
     153,741   Carnival Corp. "A"..........       4,317,047
      79,402   Harley-Davidson Inc. .......       4,312,323
      35,010   Sabre Holdings Corp.(1).....       1,482,674
                                             --------------
                                                 10,612,763
                                             --------------
               LODGING -- 0.22%
      29,432   Harrah's Entertainment
                 Inc.(1)...................       1,089,278
      96,861   Hilton Hotels Corp. ........       1,057,722
      63,205   Marriott International Inc.
                 "A".......................       2,569,283
      51,866   Starwood Hotels & Resorts
                 Worldwide Inc. ...........       1,548,200
                                             --------------
                                                  6,264,483
                                             --------------
               MACHINERY -- 0.45%
      90,031   Caterpillar Inc. ...........       4,704,120
      10,832   Cummins Engine Company
                 Inc. .....................         417,465
      61,588   Deere & Co. ................       2,688,932
      53,091   Dover Corp. ................       1,968,083
      44,061   Ingersoll-Rand Co. .........       1,842,190
      16,178   McDermott International
                 Inc.(1)...................         198,504
      48,206   Rockwell International
                 Corp. ....................         860,959
                                             --------------
                                                 12,680,253
                                             --------------
               MANUFACTURERS -- 6.11%
      24,568   Cooper Industries Inc. .....         857,915
      15,650   Crane Co. ..................         401,266
      37,486   Danaher Corp. ..............       2,260,781
      76,306   Eastman Kodak Co. ..........       2,245,686
      18,176   Eaton Corp. ................       1,352,476
   2,603,789   General Electric Co. .......     104,359,863
     213,286   Honeywell International
                 Inc. .....................       7,213,333
      79,912   Illinois Tool Works Inc. ...       5,411,641
      23,185   ITT Industries Inc. ........       1,170,843
     102,837   Minnesota Mining &
                 Manufacturing Co. ........      12,156,362

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2001

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               MANUFACTURERS (CONTINUED)
      32,036   Pall Corp. .................  $      770,786
      37,048   Textron Inc. ...............       1,536,010
     523,283   Tyco International Ltd. ....      30,821,369
                                             --------------
                                                170,558,331
                                             --------------
               MEDIA -- 3.71%
   1,161,034   AOL Time Warner Inc.(1).....      37,269,191
     156,751   Clear Channel Communications
                 Inc.(1)...................       7,980,193
     247,839   Comcast Corp. "A"(1)........       8,922,204
      22,275   Dow Jones & Co. Inc. .......       1,219,111
      69,466   Gannett Co. Inc. ...........       4,670,199
      22,055   Knight Ridder Inc. .........       1,432,031
      50,699   McGraw-Hill Companies
                 Inc. .....................       3,091,625
      12,935   Meredith Corp. .............         461,133
      39,761   New York Times Co. "A"......       1,719,663
      78,133   Tribune Co. ................       2,924,518
      55,102   Univision Communications
                 Inc.(1)...................       2,229,427
     465,118   Viacom Inc. "B"(1)..........      20,534,960
     534,695   Walt Disney Co. (The).......      11,078,880
                                             --------------
                                                103,533,135
                                             --------------
               METAL FABRICATE/HARDWARE -- 0.01%
      22,397   Worthington Industries
                 Inc. .....................         318,037
                                             --------------
               MINING -- 0.61%
      84,161   Alcan Aluminum Ltd. ........       3,023,905
     222,758   Alcoa Inc. .................       7,919,047
     140,585   Barrick Gold Corp. .........       2,242,331
      37,762   Freeport-McMoRan Copper &
               Gold Inc.(1)................         505,633
      47,702   Inco Ltd.(1)................         808,072
      51,417   Newmont Mining Corp. .......         982,579
      20,642   Phelps Dodge Corp. .........         668,801
      86,120   Placer Dome Inc. ...........         939,569
                                             --------------
                                                 17,089,937
                                             --------------
               OFFICE/BUSINESS EQUIPMENT -- 0.16%
      63,958   Pitney Bowes Inc. ..........       2,405,460
     188,841   Xerox Corp. ................       1,967,723
                                             --------------
                                                  4,373,183
                                             --------------
               OIL & GAS PRODUCERS -- 5.80%
      23,263   Amerada Hess Corp. .........       1,453,938
      65,245   Anadarko Petroleum Corp. ...       3,709,178
      35,957   Apache Corp. ...............       1,793,525

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               OIL & GAS PRODUCERS (CONTINUED)
      52,658   Burlington Resources
                 Inc. .....................  $    1,976,781
     279,803   ChevronTexaco Corp. ........      25,073,147
     164,053   Conoco Inc. ................       4,642,700
      33,051   Devon Energy Corp. .........       1,277,421
      30,289   EOG Resources Inc. .........       1,184,603
   1,794,159   Exxon Mobil Corp. ..........      70,510,449
      26,277   Kerr-McGee Corp. ...........       1,439,980
      29,278   Kinder Morgan Inc. .........       1,630,492
      36,948   Nabors Industries Inc.(1)...       1,268,425
      34,687   Noble Drilling Corp.(1).....       1,180,745
      97,987   Occidental Petroleum
                 Corp. ....................       2,599,595
     100,003   Phillips Petroleum Co. .....       6,026,181
      24,586   Rowan Companies Inc.(1).....         476,231
     557,089   Royal Dutch Petroleum Co. --
                 NY Shares.................      27,308,503
      20,615   Sunoco Inc. ................         769,764
      83,609   Transocean Sedco Forex
                 Inc. .....................       2,827,656
      63,995   Unocal Corp. ...............       2,308,300
      81,149   USX-Marathon Group Inc. ....       2,434,470
                                             --------------
                                                161,892,084
                                             --------------
               OIL & GAS SERVICES -- 0.46%
      88,095   Baker Hughes Inc. ..........       3,212,825
     112,614   Halliburton Co. ............       1,475,243
     151,002   Schlumberger Ltd. ..........       8,297,560
                                             --------------
                                                 12,985,628
                                             --------------
               PACKAGING & CONTAINERS -- 0.10%
       7,187   Ball Corp. .................         508,121
      13,848   Bemis Co. ..................         681,045
      41,783   Pactiv Corp.(1).............         741,648
      21,960   Sealed Air Corp.(1).........         896,407
                                             --------------
                                                  2,827,221
                                             --------------
               PHARMACEUTICALS -- 8.74%
     407,189   Abbott Laboratories               22,700,787
      34,407   Allergan Inc. ..............       2,582,245
     346,014   American Home Products
                 Corp. ....................      21,231,419
      26,985   AmerisourceBergen Corp. ....       1,714,897
     507,481   Bristol-Myers Squibb Co. ...      25,881,531
     118,261   Cardinal Health Inc. .......       7,646,756
      46,676   Forest Laboratories Inc.
                 "A"(1)....................       3,825,098
      64,425   King Pharmaceuticals
                 Inc.(1)...................       2,714,225
     294,861   Lilly (Eli) and Company.....      23,158,383

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2001

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               PHARMACEUTICALS (CONTINUED)
      56,140   MedImmune Inc.(1)...........  $    2,602,089
     596,619   Merck & Co. Inc. ...........      35,081,197
   1,648,904   Pfizer Inc. ................      65,708,824
     338,192   Pharmacia Corporation.......      14,423,889
     384,006   Schering-Plough Corp. ......      13,751,255
      27,925   Watson Pharmaceuticals
                 Inc.(1)...................         876,566
                                             --------------
                                                243,899,161
                                             --------------
               PIPELINES -- 0.42%
      92,043   Dynegy Inc. "A".............       2,347,097
     133,847   El Paso Corp. ..............       5,970,915
     135,171   Williams Companies Inc. ....       3,449,564
                                             --------------
                                                 11,767,576
                                             --------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.19%
     108,673   Equity Office Properties
                 Trust.....................       3,268,884
      71,026   Equity Residential
                 Properties Trust..........       2,039,156
                                             --------------
                                                  5,308,040
                                             --------------
               RETAIL -- 6.86%
      28,277   AutoZone Inc.(1)............       2,030,260
      76,072   Bed Bath & Beyond Inc.(1)...       2,578,841
      55,305   Best Buy Co. Inc.(1)........       4,119,116
      29,856   Big Lots Inc. ..............         310,502
      54,638   Circuit City Stores Inc. ...       1,417,856
     102,496   CVS Corp. ..................       3,033,882
      30,569   Darden Restaurants Inc. ....       1,082,143
      21,955   Dillards Inc. "A"...........         351,280
      86,713   Dollar General Corp. .......       1,292,024
      45,215   Family Dollar Stores
                 Inc. .....................       1,355,546
      50,536   Federated Department Stores
                 Inc.(1)...................       2,066,922
     226,203   Gap Inc. (The)..............       3,153,270
     614,619   Home Depot Inc. ............      31,351,715
     130,727   Kmart Corp.(1)..............         713,769
      87,853   Kohls Corp.(1)..............       6,188,365
     112,414   Limited Inc. ...............       1,654,734
     203,091   Lowe's Companies Inc. ......       9,425,453
      78,476   May Department Stores
                 Co. ......................       2,902,042
     337,150   McDonald's Corp. ...........       8,924,361
      35,253   Nordstrom Inc. .............         713,168
      80,515   Office Depot Inc.(1)........       1,492,748
      69,194   Penney (J.C.) Company
                 Inc. .....................       1,861,319
      47,012   RadioShack Corp. ...........       1,415,061

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               RETAIL (CONTINUED)
      84,612   Sears, Roebuck and Co. .....  $    4,030,916
     121,074   Staples Inc.(1).............       2,264,084
     100,003   Starbucks Corp.(1)..........       1,905,057
     236,787   Target Corp. ...............       9,720,106
      38,313   Tiffany & Co. ..............       1,205,710
      71,535   TJX Companies Inc. .........       2,851,385
      52,070   Toys R Us Inc.(1)...........       1,079,932
      38,254   Tricon Global Restaurants
                 Inc.(1)...................       1,882,097
     267,550   Walgreen Co. ...............       9,005,733
   1,169,021   Wal-Mart Stores Inc. .......      67,277,159
      27,428   Wendy's International
                 Inc. .....................         800,075
                                             --------------
                                                191,456,631
                                             --------------
               SEMICONDUCTORS -- 4.24%
      89,131   Advanced Micro Devices
                 Inc.(1)...................       1,413,618
     101,026   Altera Corp.(1).............       2,143,772
      94,886   Analog Devices Inc.(1)......       4,211,990
     214,094   Applied Materials Inc.(1)...       8,585,169
      78,247   Applied Micro Circuits
                 Corp.(1)..................         885,756
      68,802   Broadcom Corp. "A"(1).......       2,811,938
      66,834   Conexant Systems Inc.(1)....         959,736
   1,760,448   Intel Corp. ................      55,366,090
      48,606   KLA-Tencor Corp.(1).........       2,408,913
      83,032   Linear Technology Corp. ....       3,241,569
      96,221   LSI Logic Corp.(1)..........       1,518,367
      84,706   Maxim Integrated Products
                 Inc.(1)...................       4,447,912
     157,181   Micron Technology Inc.(1)...       4,872,611
      46,139   National Semiconductor
                 Corp.(1)..................       1,420,620
      37,589   Novellus Systems Inc.(1)....       1,482,886
      37,919   NVIDIA Corp.(1).............       2,536,781
      43,298   PMC -- Sierra Inc.(1).......         920,515
      24,302   QLogic Corp.(1).............       1,081,682
      47,433   Teradyne Inc.(1)............       1,429,631
     454,327   Texas Instruments Inc. .....      12,721,156
      49,965   Vitesse Semiconductor
                 Corp.(1)..................         621,065
      87,610   Xilinx Inc.(1)..............       3,421,171
                                             --------------
                                                118,502,948
                                             --------------
               SOFTWARE -- 5.70%
      62,212   Adobe Systems Inc. .........       1,931,683
      14,373   Autodesk Inc. ..............         535,682

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2001

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               SOFTWARE (CONTINUED)
     161,724   Automatic Data Processing
                 Inc. .....................  $    9,525,544
      64,055   BMC Software Inc.(1)........       1,048,580
      49,235   Citrix Systems Inc.(1)......       1,115,665
     151,072   Computer Associates
                 International Inc. .......       5,210,473
      97,535   Compuware Corp.(1)..........       1,149,938
     100,062   First Data Corp. ...........       7,849,864
      49,089   Fiserv Inc.(1)..............       2,077,446
      77,509   IMS Health Inc. ............       1,512,201
      55,621   Intuit Inc.(1)..............       2,378,354
      21,696   Mercury Interactive
                 Corp.(1)..................         737,230
   1,412,595   Microsoft Corp.(1)..........      93,584,419
      94,994   Novell Inc.(1)..............         436,022
   1,458,735   Oracle Corp.(1).............      20,145,130
      68,861   Parametric Technology
                 Corp.(1)..................         537,804
      79,439   PeopleSoft Inc.(1)..........       3,193,448
     121,270   Siebel Systems Inc.(1)......       3,393,135
     149,400   Yahoo! Inc.(1)..............       2,650,356
                                             --------------
                                                159,012,974
                                             --------------
               TELECOMMUNICATION EQUIPMENT -- 1.47%
     207,070   ADC Telecommunications
                 Inc.(1)...................         952,522
      21,349   Andrew Corp.(1).............         467,330
      75,246   Avaya Inc.(1)...............         914,239
      85,815   Ciena Corp.(1)..............       1,228,013
      48,651   Comverse Technology
                 Inc.(1)...................       1,088,323
     348,233   JDS Uniphase Corp.(1).......       3,040,074
     895,480   Lucent Technologies Inc. ...       5,632,569
     583,774   Motorola Inc. ..............       8,768,285
     839,516   Nortel Networks Corp. ......       6,296,370
     200,495   QUALCOMM Inc.(1)............      10,124,998
      40,988   Scientific-Atlanta Inc. ....         981,253
     107,532   Tellabs Inc.(1).............       1,608,679
                                             --------------
                                                 41,102,655
                                             --------------
               TELECOMMUNICATIONS -- 2.19%
     663,672   AT&T Wireless Services
                 Inc.(1)...................       9,536,967
      73,459   Citizen Communications
                 Co.(1)....................         783,073
     248,056   Corning Inc. ...............       2,212,660
     209,383   Nextel Communications Inc.
                 "A"(1)....................       2,294,838

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               TELECOMMUNICATIONS (CONTINUED)
     436,688   Qwest Communications
                 International Inc. .......  $    6,170,401
     258,531   Sprint Corp. (PCS
                 Group)(1).................       6,310,742
     711,957   Verizon Communications
                 Inc. .....................      33,789,479
                                             --------------
                                                 61,098,160
                                             --------------
               TELEPHONE -- 3.29%
      81,416   Alltel Corp. ...............       5,025,810
     927,968   AT&T Corp. .................      16,833,339
     492,298   BellSouth Corp. ............      18,781,169
      37,009   CenturyTel Inc. ............       1,213,895
     881,682   SBC Communications Inc. ....      34,535,484
     232,672   Sprint Corp. (FON Group)....       4,672,054
     773,580   WorldCom Inc.(1)............      10,892,006
                                             --------------
                                                 91,953,757
                                             --------------
               TEXTILES -- 0.08%
      44,513   Cintas Corp. ...............       2,136,624
                                             --------------
               TOBACCO -- 0.99%
     568,288   Philip Morris Companies
                 Inc. .....................      26,056,005
      43,385   UST Inc. ...................       1,518,475
                                             --------------
                                                 27,574,480
                                             --------------
               TOYS/GAMES/HOBBIES -- 0.10%
      45,310   Hasbro Inc. ................         735,381
     113,209   Mattel Inc. ................       1,947,195
                                             --------------
                                                  2,682,576
                                             --------------
               TRANSPORTATION -- 0.52%
     101,419   Burlington Northern Santa Fe
                 Corp. ....................       2,893,484
      55,909   CSX Corp. ..................       1,959,610
      78,193   FedEx Corp.(1)..............       4,056,653
     101,118   Norfolk Southern Corp. .....       1,853,493
      65,153   Union Pacific Corp. ........       3,713,721
                                             --------------
                                                 14,476,961
                                             --------------
               TRUCKING & LEASING  -- 0.01%
      15,912   Ryder System Inc. ..........         352,451
                                             --------------
               TOTAL COMMON STOCKS (Cost:
               $2,693,024,742).............   2,745,244,114
                                             --------------

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2001

    FACE
   AMOUNT                                        VALUE
------------                                 --------------
               SHORT TERM INSTRUMENTS -- 8.20%
$119,556,590   Barclays Global Investors
                 Funds Institutional Money
                 Market Fund, Institutional
                 Shares....................  $  119,556,590
  37,525,410   Dreyfus Money Market Fund...      37,525,410
   9,500,000   General Electric Commercial
                 Paper 1.92%, 01/07/02.....       9,500,000
  17,724,695   Goldman Sachs Financial
                 Square Prime Obligation
                 Fund......................      17,724,695
  36,786,836   Providian Temp Cash Money
                 Market Fund...............      36,786,836
   8,050,000   U.S. Treasury Bill 1.69%(2),
                 03/28/02(3)...............       8,017,687
                                             --------------
               TOTAL SHORT TERM INSTRUMENTS
               (Cost: $229,111,412)........     229,111,218
                                             --------------
               Total Investments In
               Securities -- 106.53% (Cost
               $2,922,136,154).............   2,974,355,332
               Other Assets, Less
               Liabilities -- (6.53%)......    (182,441,382)
                                             --------------
               NET ASSETS -- 100.00%.......  $2,791,913,950
                                             ==============

---------------
(1) Non-income earning securities.
(2) Yield to Maturity.
(3) This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                       NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate only to the S&P 500 Index Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

  SECURITY VALUATION

     The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

  SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount on debt securities purchased, using a constant yield to maturity method.

  FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated

                         S&P 500 INDEX MASTER PORTFOLIO

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

  FUTURES CONTRACTS

     The Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

     As of December 31, 2001, open futures contracts outstanding were as follows:

NUMBER OF                     FUTURES                     EXPIRATION      NOTIONAL      NET UNREALIZED
CONTRACTS                      INDEX                         DATE      CONTRACT VALUE    APPRECIATION
---------                     -------                     ----------   --------------   --------------
   110     S&P 500......................................   03/15/02     $31,603,000       $ 269,524

     The Master Portfolio has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a face amount of $8,050,000.

  REPURCHASE AGREEMENTS

     The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Master Portfolio held no repurchase agreements at December 31, 2001.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.05% of the average daily net assets of the Master Portfolio as compensation for advisory services.

                         S&P 500 INDEX MASTER PORTFOLIO

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For year ended December 31, 2001, BGIS did not receive any brokerage commissions from the Master Portfolio, related to purchases and sales of portfolio investments.

     Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Master Portfolio may invest in the Institutional Shares of the Barclays Global Investors Funds Institutional Money Market Fund ("IMMF"). The IMMF is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio, which is managed by BGFA, the Master Portfolio's investment advisor. The IMMF is an open-end money market fund available only to institutional investors and other investment companies managed by BGFA. The IMMF seeks a high level of income consistent with liquidity and the preservation of capital. While the IMMF does not directly charge a management fee, the master portfolio in which it invests in, does charge an advisory fee. Income distributions from the IMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolio are recorded as either interest income or securities lending income in the accompanying Statements of Operations.

     Certain officers and trustees of MIP are also officers of Stephens and BGI. As of December 31, 2001, these officers of Stephens and BGI collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3. INVESTMENT PORTFOLIO TRANSACTIONS

     Investment transactions (excluding short-term investments) for the year ended December 31, 2001, were as follows:

Purchases at cost...........................................  $258,686,587
Sales proceeds..............................................   262,909,712

     At December 31, 2001, the cost of investments for federal income tax purposes was $2,954,192,299. Net unrealized appreciation aggregated $20,163,033, of which $440,733,773 represented gross unrealized appreciation on securities and $420,570,740 represented gross unrealized depreciation on securities.

4. PORTFOLIO SECURITIES LOANED

     The Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the

                         S&P 500 INDEX MASTER PORTFOLIO

4. PORTFOLIO SECURITIES LOANED (CONTINUED)

U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

     As of December 31, 2001, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in commercial paper and money market mutual funds. The market value of the securities on loan at December 31, 2001 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities.

5. FINANCIAL HIGHLIGHTS

     Financial highlights for the Master Portfolio were as follows:

                                           YEAR ENDED     YEAR ENDED    PERIOD ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 28,
                                              2001           2000         1999(1)          1999           1998           1997
                                          ------------   ------------   ------------   ------------   ------------   ------------
Ratio of expenses to average net
  assets(2).............................       0.05%         0.05%          0.05%          0.05%          0.05%          0.05%
Ratio of net investment income to
  average net assets(2).................       1.31%         1.22%          1.44%          1.61%          1.89%          2.31%
Portfolio turnover rate.................          9%           10%             7%            11%             6%             4%
Total return............................     (11.96)%       (9.19)%        19.82% (3)     19.65%         34.77%         25.97%

(1) For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.

(2) Annualized for periods of less than one year.

(3) Not annualized.

                        INDEPENDENT ACCOUNTANTS' REPORT

To the Interestholders and Board of Trustees of S&P 500 Index Master Portfolio:

In our opinion the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the S&P 500 Index Master Portfolio (the "Portfolio"; one of the portfolios comprising Master Investment Portfolio) at December 31, 2001, and the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

     The financial statements of the Portfolio as of December 31, 2000 and for the periods then ended were audited by other independent accountants whose report dated February 9, 2001 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

San Francisco, California
February 8, 2002

CHANGE IN INDEPENDENT ACCOUNTANTS (UNAUDITED)

     As a result of the resignation of KPMG LLP as the Master Portfolio's independent accountants, the Audit Committee and the Board of Trustees of the Master Portfolio voted to appoint PricewaterhouseCoopers LLP as the independent accountants for the Master Portfolio's year ended December 31, 2001. During the four previous years, the audit reports of KPMG LLP contained no adverse opinion or disclaimer of opinion; nor were its reports qualified nor modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two previous years, there were no disagreements between the Master Portfolio and KPMG LLP on any matters of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which if not resolved to the satisfaction of KPMG LLP would have caused it to make reference to the disagreements in its report on the financial statements for such years.

MASTER INVESTMENT PORTFOLIO
TRUSTEES INFORMATION (UNAUDITED)

     The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio ("MIP") also serve as the Trustees and Officers of Barclays Global Investors Funds ("BGIF"). MIP and BGIF are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee oversees 23 funds within the fund complex and serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified. Unless otherwise noted in the tables below, the address for each Trustee is 111 Center Street, Little Rock, Arkansas 72201. Additional information about MIP's Trustees may be found in Part B of each Master Portfolio's Registration Statement, which is available without charge upon request by calling toll-free 1-888-204-3956.

                        OFFICERS AND INTERESTED TRUSTEES

                                       POSITION(S), LENGTH   PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS,
NAME, ADDRESS AND AGE                  OF TIME SERVED        DIRECTORSHIPS HELD
---------------------                  -------------------   ------------------------------------------
Richard H. Blank, Jr., 45............  Chief Operating       Vice President of Stephens Inc.; Director
                                       Officer, Secretary    of Stephens Sports Management Inc.; and
                                       and Treasurer, since  Director of Capo Inc.
                                       October 20, 1993
*R. Greg Feltus, 50..................  Trustee, Chairman     Executive Vice President of Stephens Inc.;
                                       and President, since  President of Stephens Insurance Services
                                       October 20, 1993      Inc.; Senior Vice President of Stephens
                                                             Sports Management Inc.; and President of
                                                             Investors Brokerage Insurance Inc.
**Lee T. Kranefuss, 40...............  Trustee, since        Chief Executive Officer of the Individual
Barclays Global Investors              November 16, 2001     Investor Business of Barclays Global
45 Fremont Street                                            Investors, N.A.; The Boston Consulting
San Francisco, CA 94105                                      Group (until 1997)

                             DISINTERESTED TRUSTEES

                                       POSITION(S), LENGTH   PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS,
NAME, ADDRESS AND AGE                  OF TIME SERVED        DIRECTORSHIPS HELD
---------------------                  -------------------   ------------------------------------------
Mary G.F. Bitterman, 57..............  Trustee, since        President and Chief Executive Officer of
                                       November 16, 2001     the James Irvine Foundation; President and
                                                             Chief Executive Officer of KQED, Inc.;
                                                             Director of Pacific Century Financial
                                                             Corporation/Bank of Hawaii.
Jack S. Euphrat, 79..................  Trustee, since        Private Investor.
                                       October 20, 1993
W. Rodney Hughes, 75.................  Trustee, since        Private Investor.
                                       October 20, 1993
Richard K. Lyons, 41.................  Trustee, since        Professor, University of California,
                                       November 16, 2001     Berkeley: Haas School of Business; Member,
                                                             Council of Foreign Relations; Director of
                                                             Matthews International Funds; Trustee of
                                                             iShares Trust, Director of iShares, Inc.
Leo Soong, 55........................  Trustee, since        Managing Director of C.G. Roxane LLC;
                                       February 9, 2000      Managing Director of Crystal Geyser Roxane
                                                             Water Co.; Co-Founder and President of
                                                             Crystal Geyser Water Co.

 * R. Greg Feltus is deemed to be an "interested person" because he serves as the Executive Vice President of Stephens Inc., the distributor and co-administrator for the Master Portfolios.

** Lee T. Kranefuss is deemed to be an "interest person" because he serves as Chief Executive Officer of the Individual Investor Business of Barclays Global Investors, N.A., the co-administrator of the Master Portfolios and the parent company of BGFA, the investment advisor for MIP.

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